SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108

    Oppenheimer Variable Account Funds, consisting of Oppenheimer Aggressive
      Growth Fund/VA (effective May 1, 2006 "Oppenheimer MidCap Fund/VA"), Oppenheimer Balanced Fund/VA, Oppenheimer Capital Appreciation Fund/VA,
      Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities Fund/VA,
        Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA,
      Oppenheimer Main Street Small Cap Fund/VA, Oppenheimer Money Fund/VA,
        Oppenheimer Strategic Bond Fund/VA, and Oppenheimer Value Fund/VA
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: DECEMBER 31
                                               -----------

                    Date of reporting period: MARCH 31, 2006
                                              --------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Aggressive Growth Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.8%
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.5%
----------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.9%
Cheesecake Factory, Inc. (The) 1                                                             471,700        $    17,665,165
----------------------------------------------------------------------------------------------------------------------------
Panera Bread Co., Cl. A 1                                                                    288,700             21,704,466
----------------------------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                                            317,200             11,939,408
                                                                                                            ----------------
                                                                                                                 51,309,039
----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.5%
Harman International Industries, Inc.                                                        177,500             19,725,575
----------------------------------------------------------------------------------------------------------------------------
MEDIA--2.1%
Getty Images, Inc. 1                                                                         371,200             27,795,456
----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--7.2%
Chico's FAS, Inc. 1                                                                          640,300             26,021,792
----------------------------------------------------------------------------------------------------------------------------
O'Reilly Automotive, Inc. 1                                                                1,029,924             37,654,021
----------------------------------------------------------------------------------------------------------------------------
Tractor Supply Co. 1                                                                         210,200             13,944,668
----------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                                                     299,200              7,342,368
----------------------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc. 1                                                                      237,000             10,048,800
                                                                                                            ----------------
                                                                                                                 95,011,649
----------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.8%
Coach, Inc. 1                                                                                660,400             22,836,632
----------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                                      467,000             28,304,870
                                                                                                            ----------------
                                                                                                                 51,141,502
----------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.4%
----------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.4%
Whole Foods Market, Inc.                                                                     277,200             18,417,168
----------------------------------------------------------------------------------------------------------------------------
ENERGY--8.8%
----------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.6%
BJ Services Co.                                                                              551,500             19,081,900
----------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                                                               133,100              8,534,372
----------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                  161,800             13,121,980
----------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                                    507,700             19,779,992
                                                                                                            ----------------
                                                                                                                 60,518,244
----------------------------------------------------------------------------------------------------------------------------
OIL & GAS--4.2%
Apache Corp.                                                                                 298,100             19,528,531
----------------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                             372,500             18,557,950
----------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                                             420,199             18,308,070
                                                                                                            ----------------
                                                                                                                 56,394,551
----------------------------------------------------------------------------------------------------------------------------
FINANCIALS--10.1%
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.1%
Commerce Bancorp, Inc.                                                                       744,300             27,278,595
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.6%
Affiliated Managers Group, Inc. 1                                                             12,600              1,343,286
----------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                                                             78,400             35,084,000
----------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                             306,200             38,376,046
                                                                                                            ----------------
                                                                                                                 74,803,332
----------------------------------------------------------------------------------------------------------------------------
INSURANCE--1.7%
Brown & Brown, Inc.                                                                          692,700             22,997,640


1                        |                 Oppenheimer Aggressive Growth Fund/VA

Oppenheimer Aggressive Growth Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.7%
CB Richard Ellis Group, Inc., Cl. A 1                                                        111,100        $     8,965,770
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--15.0%
----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.0%
Gilead Sciences, Inc. 1                                                                      252,800             15,729,216
----------------------------------------------------------------------------------------------------------------------------
PDL BioPharma, Inc. 1                                                                        329,000             10,791,200
                                                                                                            ----------------
                                                                                                                 26,520,416
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--7.9%
Bard (C.R.), Inc.                                                                            502,600             34,081,306
----------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                                                            381,300             21,017,256
----------------------------------------------------------------------------------------------------------------------------
Idexx Laboratories, Inc. 1                                                                    34,500              2,979,420
----------------------------------------------------------------------------------------------------------------------------
ResMed, Inc. 1                                                                               391,600             17,222,568
----------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                                               509,800             28,630,368
                                                                                                            ----------------
                                                                                                                103,930,918
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.1%
Cerner Corp. 1                                                                               237,000             11,245,650
----------------------------------------------------------------------------------------------------------------------------
Covance, Inc. 1                                                                              225,600             13,254,000
----------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                                                 619,675             33,450,057
----------------------------------------------------------------------------------------------------------------------------
Health Management Associates, Inc., Cl. A                                                    245,100              5,286,807
----------------------------------------------------------------------------------------------------------------------------
Patterson Cos., Inc. 1                                                                       129,900              4,572,480
                                                                                                            ----------------
                                                                                                                 67,808,994
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--20.8%
----------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.5%
L-3 Communications Holdings, Inc.                                                            173,400             14,875,986
----------------------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                                       555,600             31,308,060
                                                                                                            ----------------
                                                                                                                 46,184,046
----------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--5.4%
C.H. Robinson Worldwide, Inc.                                                                663,900             32,590,851
----------------------------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                                                 456,000             39,393,840
                                                                                                            ----------------
                                                                                                                 71,984,691
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.1%
Corporate Executive Board Co.                                                                301,900             30,461,710
----------------------------------------------------------------------------------------------------------------------------
Stericycle, Inc. 1                                                                           349,100             23,606,142
                                                                                                            ----------------
                                                                                                                 54,067,852
----------------------------------------------------------------------------------------------------------------------------
MACHINERY--4.6%
Donaldson Co., Inc.                                                                          531,500             17,959,385
----------------------------------------------------------------------------------------------------------------------------
Joy Global, Inc.                                                                             138,750              8,293,088
----------------------------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                                          561,600             34,953,984
                                                                                                            ----------------
                                                                                                                 61,206,457
----------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--3.2%
Fastenal Co.                                                                                 893,600             42,303,024
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--22.6%
----------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.3%
Comverse Technology, Inc. 1                                                                  738,400             17,374,552
----------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
CDW Corp.                                                                                     88,300              5,196,455


2                        |                 Oppenheimer Aggressive Growth Fund/VA

Oppenheimer Aggressive Growth Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
IT SERVICES--9.1%
Alliance Data Systems Corp. 1                                                                666,700        $    31,181,559
----------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                                                       535,600             31,862,844
----------------------------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                                        469,600             24,893,496
----------------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp. 1                                                                               338,100             17,124,765
----------------------------------------------------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1                                                             409,100             15,435,343
                                                                                                            ----------------
                                                                                                                 20,498,007
----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.7%
Linear Technology Corp.                                                                      538,200             18,880,056
----------------------------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                                                   821,300             29,813,190
                                                                                                            ----------------
                                                                                                                 48,693,246
----------------------------------------------------------------------------------------------------------------------------
SOFTWARE--8.1%
Activision, Inc. 1                                                                         1,109,900             15,305,521
----------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. 1                                                                        675,000             23,571,000
----------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                                                418,900             15,105,534
----------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                                      241,400             13,209,408
----------------------------------------------------------------------------------------------------------------------------
FactSet Research Systems, Inc.                                                               348,450             15,453,758
----------------------------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                                               353,800             18,818,622
----------------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                                       145,300              6,693,971
                                                                                                            ----------------
                                                                                                                108,157,814
----------------------------------------------------------------------------------------------------------------------------
MATERIALS--1.6%
----------------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.6%
Ecolab, Inc.                                                                                 547,900             20,929,780
----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.0%
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
NeuStar, Inc., Cl. A 1                                                                       374,300             11,603,300
----------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
NII Holdings, Inc. 1                                                                          38,300              2,258,551
                                                                                                            ----------------
Total Common Stocks (Cost $904,751,053)                                                                       1,323,076,624
----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
----------------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D 1,2,3
(Cost $7,346,317)                                                                          1,147,862                  2,586

                                                                                           Principal
                                                                                              Amount
----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.8%
----------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.51% in joint repurchase agreement (Principal
Amount/Value $2,051,676,000, with a maturity value of $2,052,457,347) with UBS
Warburg LLC, 4.57%, dated 3/31/06, to be repurchased at $10,403,961 on 4/3/06, collateralized by Federal National Mortgage Assn., 5%--6%, 3/1/34--3/1/36, with a
value of $2,098,378,320  (Cost $10,400,000)                                          $    10,400,000             10,400,000
----------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $922,497,370)                                                100.6%         1,333,479,210
----------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                           (0.6)            (8,454,015)

                                                                                     ---------------------------------------
Net Assets                                                                                     100.0%       $ 1,325,025,195
                                                                                     =======================================

Footnote to Statement of Investments

1. Non-income producing security.


3                        |                 Oppenheimer Aggressive Growth Fund/VA

Oppenheimer Aggressive Growth Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2006 was $2,586, which represents less than 0.005% of the Fund's net assets, all of which is considered restricted. See accompanying Notes.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                               SHARES       GROSS        GROSS           SHARES
                                    DECEMBER 31, 2005   ADDITIONS   REDUCTIONS   MARCH 31, 2006
------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8%
Cv., Series D                               1,147,862          --           --        1,147,862

                                                                                       DIVIDEND
                                                                         VALUE           INCOME
------------------------------------------------------------------------------------------------
Blaze Network Products, Inc.,8%
Cv., Series D                                                       $    2,586   $           --

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities               $922,559,305
                                             =============

Gross unrealized appreciation                $423,346,661
Gross unrealized depreciation                 (12,426,756)
                                             -------------
Net unrealized appreciation                  $410,919,905
                                             =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage- backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


4                        |                 Oppenheimer Aggressive Growth Fund/VA

Oppenheimer Aggressive Growth Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID & RESTRICTED SECURITIES. As of March 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                         VALUATION AS
                          ACQUISITION                              OF     UNREALIZED
SECURITY                         DATE           COST   MARCH 31, 2006   DEPRECIATION
------------------------------------------------------------------------------------
Blaze Network Products,
Inc., 8% Cv., Series D       10/17/00   $  7,346,317   $        2,586   $  7,343,731

OTHER MATTERS

Effective May 1, 2006 the Fund will change its name to Oppenheimer MidCap
Fund/VA.


5                        |                 Oppenheimer Aggressive Growth Fund/VA



Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--51.0%
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--5.4%
----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.3%
WCI Communities, Inc. 1                                                                       63,500        $     1,766,570
----------------------------------------------------------------------------------------------------------------------------
MEDIA--5.1%
Liberty Global, Inc., Series A                                                               391,021              8,004,200
----------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                             391,021              7,722,665
----------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A 1                                                               1,469,400             12,063,774
----------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                                                                         60,100              2,331,880
                                                                                                            ----------------
                                                                                                                 30,122,519
----------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.8%
----------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.4%
Constellation Brands, Inc., Cl. A 1                                                          213,800              5,355,690
----------------------------------------------------------------------------------------------------------------------------
Diageo plc, Sponsored ADR                                                                     48,600              3,082,698
                                                                                                            ----------------
                                                                                                                  8,438,388
----------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
Wal-Mart Stores, Inc.                                                                         94,200              4,450,008
----------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.3%
ConAgra Foods, Inc.                                                                           71,900              1,542,974
----------------------------------------------------------------------------------------------------------------------------
TOBACCO--2.3%
Altria Group, Inc.                                                                           194,700             13,796,442
----------------------------------------------------------------------------------------------------------------------------
ENERGY--3.7%
----------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
Halliburton Co.                                                                               44,600              3,256,692
----------------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.2%
BP plc, ADR                                                                                   47,400              3,267,756
----------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                           15,800              1,453,442
----------------------------------------------------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                                                         49,800              4,091,070
----------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                                                           191,000              3,795,287
----------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                         57,800              3,069,535
----------------------------------------------------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                                                                22,500              2,963,925
                                                                                                            ----------------
                                                                                                                 18,641,015
----------------------------------------------------------------------------------------------------------------------------
FINANCIALS--8.7%
----------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.7%
UBS AG                                                                                        92,467             10,157,078
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.7%
Bank of America Corp.                                                                         34,068              1,551,457
----------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                                54,215              3,038,751
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                             86,900              5,550,303
                                                                                                            ----------------
                                                                                                                 10,140,511
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.8%
Bear Stearns Cos., Inc. (The)                                                                 12,600              1,747,620
----------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                   61,800              4,976,136
----------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                               89,100              4,208,193
                                                                                                            ----------------
                                                                                                                 10,931,949
----------------------------------------------------------------------------------------------------------------------------
INSURANCE--2.2%
American International Group, Inc.                                                            29,300              1,936,437
----------------------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                         32,200              3,006,514
----------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                              176,000              5,883,680


1                        |                          Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
Platinum Underwriters Holdings Ltd.                                                           66,800        $     1,943,880
                                                                                                            ----------------
                                                                                                                 12,770,511
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.5%
Host Marriott Corp.                                                                          128,000              2,739,200
----------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.8%
Countrywide Financial Corp.                                                                   66,300              2,433,210
----------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                   34,000              2,074,000
                                                                                                            ----------------
                                                                                                                  4,507,210
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.4%
----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.7%
Human Genome Sciences, Inc. 1                                                                122,400              1,330,488
----------------------------------------------------------------------------------------------------------------------------
Inhibitex, Inc. 1                                                                             86,400                627,264
----------------------------------------------------------------------------------------------------------------------------
Medicines Co. (The) 1                                                                         70,800              1,456,356
----------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc. 1,2                                                                          138,000              5,048,040
----------------------------------------------------------------------------------------------------------------------------
Myogen, Inc. 1                                                                                40,300              1,460,069
                                                                                                            ----------------
                                                                                                                  9,922,217
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
Beckman Coulter, Inc.                                                                         55,500              3,028,635
----------------------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc. (The)                                                                       24,700              1,334,541
                                                                                                            ----------------
                                                                                                                  4,363,176
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.3%
Manor Care, Inc.                                                                              43,400              1,924,790
----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.6%
GlaxoSmithKline plc, ADR                                                                      79,900              4,179,569
----------------------------------------------------------------------------------------------------------------------------
MGI Pharma, Inc. 1                                                                            86,800              1,519,000
----------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                 258,200              6,434,344
----------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                                       131,200              6,225,440
----------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                                        159,700              3,032,703
                                                                                                            ----------------
                                                                                                                 21,391,056
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.5%
----------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.4%
Empresa Brasileira de Aeronautica SA, ADR                                                    101,400              3,736,590
----------------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                                162,600              6,954,402
----------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                                     595,764              9,424,986
----------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                     96,900              5,617,293
                                                                                                            ----------------
                                                                                                                 25,733,271
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.8%
Cendant Corp.                                                                                601,100             10,429,085
----------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.3%
Gamesa Corporacion Tecnologica SA                                                             96,300              1,852,058
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--12.0%
----------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.3%
Cisco Systems, Inc. 1                                                                        351,600              7,619,172
----------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.2%
Hutchinson Technology, Inc. 1                                                                 89,700              2,706,249
----------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                        103,500              8,535,645


2                        |                          Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS CONTINUED
Palm, Inc. 1                                                                                  81,000        $     1,875,960
                                                                                                            ----------------
                                                                                                                 13,117,854
----------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
Flextronics International Ltd. 1                                                             317,100              3,281,985
----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.6%
ATI Technologies, Inc. 1,3                                                                   215,300              3,698,854
----------------------------------------------------------------------------------------------------------------------------
SOFTWARE--7.3%
Compuware Corp. 1                                                                            572,300              4,481,109
----------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                              482,300             13,123,383
----------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                               548,900              4,215,552
----------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                             184,500              4,123,575
----------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                                        898,050             16,757,613
                                                                                                            ----------------
                                                                                                                 42,701,232
----------------------------------------------------------------------------------------------------------------------------
MATERIALS--1.1%
----------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.5%
Praxair, Inc.                                                                                 55,400              3,055,310
----------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1                                                                        21                    215
                                                                                                            ----------------
                                                                                                                  3,055,525
----------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.6%
Companhia Vale do Rio Doce, Sponsored ADR                                                     77,100              3,333,033
----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.9%
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
IDT Corp., Cl. B 1                                                                           479,400              5,306,958
----------------------------------------------------------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group 1,4                                                            375,000                     --
----------------------------------------------------------------------------------------------------------------------------
XO Holdings, Inc. 1                                                                              108                    427
                                                                                                            ----------------
                                                                                                                  5,307,385
----------------------------------------------------------------------------------------------------------------------------
UTILITIES--1.5%
----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.5%
AES Corp. (The) 1                                                                            355,500              6,064,830
----------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                                       297,500              3,147,550
                                                                                                            ----------------
                                                                                                                  9,212,380
                                                                                                            ----------------
Total Common Stocks (Cost $227,909,021)                                                                         300,204,140

                                                                                               Units
----------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 1,4                                                       2,593                     --
----------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/07 1                                                8,881                  5,551
----------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 1,4                                                  36                     --
----------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
Series A Wts., Exp. 1/16/10 1                                                                    216                     97
Series B Wts., Exp. 1/16/10 1                                                                    162                     50
Series C Wts., Exp. 1/16/10 1                                                                    162                     41
                                                                                                            ----------------
Total Rights, Warrants and Certificates (Cost $38,932)                                                                5,739


3                        |                          Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.9%
----------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan Pass-Through Certificates, Series
2002-HE7, Cl. A2B, 4.998%, 11/25/35 5                                                $       510,000        $       510,314
----------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-1A, Cl.
A2, 4.836%, 4/20/08 5                                                                        370,000                370,261
----------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series 2005-A, Cl. A2,
3.66%, 12/26/07                                                                            1,533,599              1,529,407
----------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.:
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                      1,270,000              1,243,764
Series 2005-1, Cl. A2B, 3.73%, 7/16/07                                                       227,029                226,843
----------------------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Loan Asset-Backed
Securities, Series 2005-1, Cl. A2, 4.24%, 11/15/07                                         1,380,000              1,377,332
----------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                                        19,199                 19,142
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                                       134,954                134,255
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                                      431,115                428,146
Series 2005-D, Cl. AF1, 5.04%, 10/25/35                                                      899,421                894,501
Series 2005-D, Cl. AV2, 5.088%, 10/25/35 5                                                 1,000,000              1,000,760
----------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2005-A, Cl. A2, 3.72%, 12/15/07                                                       932,822                928,694
----------------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts., Series 2004-DFS,
Cl. A2, 2.66%, 11/20/06                                                                       89,983                 89,907
----------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series
2003-C4, Cl. C4, 5%, 6/10/15                                                                 180,000                172,148
----------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., CMO, Series 2005-WF2, Cl. AF2, 4.922%,
8/25/35 5                                                                                  1,227,560              1,215,607
----------------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card Asset-Backed
Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 6                                    1,130,000              1,155,654
----------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity Asset-Backed
Certificates:
Series 2002-4, Cl. A1, 5.188%, 2/25/33 5                                                      18,836                 18,883
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 5                                                  529,919                526,834
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 5                                                  360,000                358,133
Series 2005-17, Cl. 1AF1, 5.018%, 5/25/36 5                                                  720,423                720,846
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 5                                                  240,000                238,674
----------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                                         191,195                191,098
Series 2005-A, Cl. A2, 3.17%, 9/8/07                                                         482,647                481,762
----------------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates, Series
2004-3, Cl. AF2, 3.80%, 7/25/34 5                                                            520,352                518,562
----------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed Certificates, Home Equity
Receivables, Series 2005-FF10, Cl. A3, 5.028%, 11/25/35 5                                  1,480,000              1,480,912
----------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                       930,000                919,228
Series 2005-B, Cl. A2, 3.78%, 9/15/07                                                        379,228                378,553
----------------------------------------------------------------------------------------------------------------------------
GS Auto Loan Trust, Automobile Loan Asset-Backed Securities, Series 2005-1, Cl.
A2, 4.32%, 5/15/08                                                                         2,518,898              2,512,312


4                        |                          Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2005-1, Cl. A2, 3.21%, 5/21/07                                                $       185,445        $       185,133
Series 2005-3, Cl. A2, 3.73%, 10/18/07                                                       856,091                852,999
----------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through Certificates,
Series 2005-3, Cl. A1, 5.036%, 1/20/35 5                                                     661,184                661,785
----------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg. Pass-Through Certificates, Series 2005-2, Cl.
2A1B, 3.63%, 8/25/35 5                                                                       984,319                982,553
----------------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series 2003-C7,
Cl. C7, 6.099%, 3/15/16 5                                                                  1,710,000              1,821,778
----------------------------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations, Series 2005-B,
Cl. A2, 4.03%, 4/15/08                                                                       577,381                575,924
----------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through Certificates:
Series 2004-5, Cl. AF2, 3.735%, 11/10/34 5                                                   340,000                336,312
Series 2005-1, Cl. AF2, 3.914%, 5/25/35 5                                                    260,000                256,285
Series 2005-2, Cl. AF2, 4.415%, 4/25/35 5                                                    420,000                414,941
----------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity Asset-Backed
Pass-Through Certificates, Series 2004-RS7, Cl. AI3, 4.45%, 7/25/28                          750,000                745,547
----------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., CMO Pass-Through Certificates, Series
2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                          1,331,687              1,323,756
----------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities, Series
2005-A, Cl. A2, 3.52%, 4/20/07                                                               609,660                608,189
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Home Equity Asset-Backed Certificates, Series
2004-2, Cl. AI1B, 2.94%, 9/25/18 5                                                           302,249                300,445
----------------------------------------------------------------------------------------------------------------------------
WFS Financial Owner Trust, Automobile Receivable Obligations, Series 2002-2,
Cl. A4, 4.50%, 2/20/10                                                                       178,481                178,663
----------------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates, Series 2004-1,
Cl. A2A, 2.59%, 5/15/07                                                                      196,845                196,462
                                                                                                            ----------------
Total Asset-Backed Securities (Cost $29,201,090)                                                                 29,083,304

----------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--27.3%
----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--23.0%
----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--22.9%
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19-7/1/19 7                                                                     2,381,343              2,275,477
5%, 4/1/36 7                                                                               3,264,000              3,105,898
6.50%, 4/1/18-4/1/34                                                                       1,349,245              1,380,670
6.50%, 9/1/31 7                                                                              901,064                923,207
7%, 5/1/29-11/1/32                                                                         1,864,659              1,921,736
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                          471,484                478,876
Series 2075, Cl. D, 6.50%, 8/15/28                                                         1,081,505              1,101,402
Series 2080, Cl. Z, 6.50%, 8/15/28                                                           303,354                307,366
Series 2387, Cl. PD, 6%, 4/15/30                                                             282,102                282,744
Series 2456, Cl. BD, 6%, 3/15/30                                                              61,964                 61,939
Series 2500, Cl. FD, 5.249%, 3/15/32 5                                                       153,505                154,385
Series 2526, Cl. FE, 5.149%, 6/15/29 5                                                       210,786                211,268
Series 2551, Cl. FD, 5.149%, 1/15/33 5                                                       164,563                166,305
Series 2583, Cl. KA, 5.50%, 3/15/22                                                          681,819                681,177


5                        |                          Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2691, Cl. MG, 4.50%, 10/15/33                                                 $     2,757,000        $     2,427,523
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 12.185%, 6/1/26 8                                                        301,584                 67,792
Series 183, Cl. IO, 9.009%, 4/1/27 8                                                         462,773                107,129
Series 184, Cl. IO, 14.976%, 12/1/26 8                                                       506,875                111,954
Series 192, Cl. IO, 15.176%, 2/1/28 8                                                        137,131                 29,567
Series 200, Cl. IO, 13.488%, 1/1/29 8                                                        161,442                 37,741
Series 2003-118, Cl. S, 15.59%, 12/25/33 8                                                 2,205,638                258,864
Series 2130, Cl. SC, 2.676%, 3/15/29 8                                                       375,258                 24,838
Series 2796, Cl. SD, 6.324%, 7/15/26 8                                                       529,961                 35,368
Series 2920, Cl. S, 5.858%, 1/15/35 8                                                      3,080,878                138,924
Series 3000, Cl. SE, 9.306%, 7/15/25 8                                                     2,864,550                 94,424
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security,
Series 176, Cl. PO, 4.693%, 6/1/26 9                                                         132,725                107,321
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 6/1/18-7/1/18                                                                          2,915,626              2,849,200
5%, 11/1/33-5/1/36 7                                                                      23,015,071             21,914,804
5.50%, 3/1/33-11/1/34                                                                     21,484,372             21,018,223
5.50%, 4/1/21-5/25/36 7                                                                    5,555,000              5,471,456
6%, 5/1/16-11/1/32                                                                        16,465,725             16,605,940
6%, 4/1/21 7                                                                               1,700,000              1,722,845
6.50%, 11/1/27-10/1/30                                                                       849,641                871,406
6.50%, 5/1/36 7                                                                            8,665,000              8,830,172
7%, 11/1/17-1/1/36                                                                        11,113,610             11,459,713
7%, 4/1/36 7                                                                               2,276,000              2,344,280
7.50%, 1/1/33                                                                                545,445                570,725
8.50%, 7/1/32                                                                                 29,631                 31,937
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2002-T1, Cl. A2, 7%,
11/25/31                                                                                   1,036,635              1,062,135
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                         857,606                876,231
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                           165,789                166,681
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                     1,141,849              1,167,659
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                           210,601                211,385
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                           115,735                115,886
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                            47,356                 47,314
Trust 2002-77, Cl. WF, 5.176%, 12/18/32 5                                                    249,560                251,654
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                      1,052,000              1,030,683
Trust 2004-38, Cl. FT, 5.248%, 10/25/33 5                                                  2,271,211              2,277,047
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                        1,110,000              1,069,687
Trust 2005-30, Cl. UG, 5%, 4/25/35                                                         2,395,000              2,184,971
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                                      1,000,000                987,316
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-47, Cl. NS, 3.218%, 4/25/32 8                                                     635,514                 56,961
Trust 2002-51, Cl. S, 3.364%, 8/25/32 8                                                      583,552                 51,394


6                        |                          Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 222, Cl. 2, 13.602%, 6/1/23 8                                                  $     1,037,019        $       242,876
Trust 233, Cl. 2, 14.275%, 8/1/23 8                                                          954,032                208,632
Trust 240, Cl. 2, 17.13%, 9/1/23 8                                                         1,606,490                375,660
Trust 252, Cl. 2, 7.415%, 11/1/23 8                                                          780,714                184,680
Trust 273, Cl. 2, 15.002%, 8/1/26 8                                                          226,753                 51,026
Trust 319, Cl. 2, 10.645%, 2/1/32 8                                                          286,841                 73,302
Trust 321, Cl. 2, 5.698%, 4/1/32 8                                                         2,986,685                759,847
Trust 329, Cl. 2, 10.54%, 1/1/33 8                                                           760,291                187,743
Trust 331, Cl. 9, 1.921%, 2/1/33 8                                                           832,636                187,174
Trust 333, Cl. 2, 10.802%, 4/1/33 8                                                       12,146,174              3,018,182
Trust 334, Cl. 17, 10.789%, 2/1/33 8                                                         477,952                109,380
Trust 338, Cl. 2, 9.459%, 7/1/33 8                                                         3,363,963                833,060
Trust 2001-65, Cl. S, 15.573%, 11/25/31 8                                                  1,303,591                114,815
Trust 2001-81, Cl. S, 4.9%, 1/25/32 8                                                        295,014                 25,096
Trust 2002-9, Cl. MS, 5.539%, 3/25/32 8                                                      429,411                 38,649
Trust 2002-52, Cl. SD, 1.161%, 9/25/32 8                                                     697,085                 62,257
Trust 2002-77, Cl. SH, 8.631%, 12/18/32 8                                                    385,361                 32,493
Trust 2002-84, Cl. SA, 15.988%, 12/25/32 8                                                 1,120,656                103,886
Trust 2003-4, Cl. S, 15.29%, 2/25/33 8                                                       721,881                 76,449
Trust 2004-54, Cl. DS, 1.368%, 11/25/30 8                                                    577,418                 28,695
Trust 2005-6, Cl. SE, 5.383%, 2/25/35 8                                                    2,055,859                 93,177
Trust 2005-19, Cl. SA, 4.435%, 3/25/35 8                                                   8,039,369                389,794
Trust 2005-40, Cl. SA, 5.093%, 5/25/35 8                                                   1,753,199                 81,906
Trust 2005-71, Cl. SA, 12.685%, 8/25/25 8                                                  1,826,698                 92,794
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security:
Trust 333, Cl. 1, 4.628%, 4/1/33 9                                                         3,389,538              2,484,501
Trust 338, Cl. 1, 5.022%, 7/1/33 7,9                                                       3,910,131              2,869,468
Trust 1993-184, Cl. M, 5.762%, 9/25/23 9                                                     337,538                274,726
                                                                                                            ----------------
                                                                                                                134,741,868
----------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn., 8%, 4/15/23                                              218,784                234,109
----------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped                                   612,316                 35,671
Mtg.-Backed Security:
Series 2001-21, Cl. SB, (0.218)%, 1/16/27 8
Series 2002-15, Cl. SM, (3.059)%, 2/16/32 8                                                  704,710                 39,226
Series 2002-76, Cl. SY, 0.913%, 12/16/26 8                                                 1,439,409                 85,883
Series 2004-11, Cl. SM, (3.232)%, 1/17/30 8                                                  513,872                 31,177
                                                                                                            ----------------
                                                                                                                    426,066
----------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--4.3%
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--3.9%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates:
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                     1,050,000              1,013,921


7                        |                          Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                              $     1,000,000        $       954,526
Series 2005-2, Cl. A4, 4.783%, 7/10/43 5                                                   1,280,000              1,236,364
----------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series 2004-2, Cl.
2A1, 6.50%, 7/20/32                                                                          936,547                923,032
----------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                       714,123                721,488
Series 2005-E, Cl. 2A2, 4.978%, 6/25/35 5                                                    178,225                178,013
----------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg. Obligations,
Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                                    490,000                476,752
----------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., CMO, Series 2006-WF1, Cl. A2B, 5.536%,
3/1/36                                                                                       260,000                260,000
----------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg. Obligations,
Series 2005-CD1, Cl. A4, 5.226%, 7/15/44 3,5                                               1,180,000              1,157,430
----------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO, Series 2004-J9, Cl. 1A1, 4.998%,
10/25/34 5                                                                                   135,132                135,233
----------------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates, Series
1997-CHL1, Cl. D, 7.577%, 4/29/39 5,6                                                        465,989                466,595
----------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                                      440,000                421,982
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                      620,000                608,605
----------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through
Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                                      297,977                302,445
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                                     640,000                611,985
----------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                     890,000                859,480
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                     680,000                673,068
----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                    260,000                251,949
Series 2006-CB14, Cl. A4, 5.481%, 12/12/44                                                 1,030,000              1,022,470
Series 2006-LDP6, Cl. A4, 5.475%, 4/15/43                                                  1,180,000              1,167,350
----------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates,
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                      740,000                726,549
----------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                       1,271,297              1,263,989
Series 2004-9, Cl. A3, 4.70%, 8/25/34 5                                                    2,392,263              2,374,495
----------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                                983,000              1,058,195
----------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                                      600,605                597,074
----------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                                   1,450,000              1,418,754
Series 2005-C20, Cl. A5, 5.087%, 7/15/42 5                                                   740,000                723,875
----------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through Certificates,
Series 2005-AR5, Cl. A1, 4.678%, 5/25/35 5                                                   733,586                732,302


8                        |                          Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Wells Fargo Mortgage-Backed Securities Trust, CMO, Series 2004-DD, Cl. 2A1,
5.518%, 1/25/35 5                                                                    $       646,287        $       642,938
                                                                                                            ----------------
                                                                                                                 22,980,859
----------------------------------------------------------------------------------------------------------------------------
OTHER--0.1%
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                         890,000                867,935
----------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.3%
Countrywide Alternative Loan Trust, CMO, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32           1,809,367              1,831,984
                                                                                                            ----------------
Total Mortgage-Backed Obligations (Cost $162,855,786)                                                           160,848,712
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--5.2%
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds:
3.125%, 11/15/06                                                                           2,150,000              2,124,273
3.50%, 11/15/07                                                                              650,000                634,276
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.625%, 9/15/06                                                                            2,535,000              2,519,083
4.125%, 7/12/10 3                                                                            807,000                776,447
4.375%, 11/16/07                                                                             330,000                326,418
4.625%, 2/21/08 3                                                                            640,000                635,010
5.125%, 4/18/11                                                                              870,000                869,596
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4%, 2/28/07                                                                                1,470,000              1,455,576
4.25%, 7/15/07 3                                                                           2,215,000              2,191,813
6%, 5/15/11 3,10                                                                           2,500,000              2,594,643
7.25%, 1/15/10                                                                               800,000                857,874
7.25%, 5/15/30 3                                                                             775,000                976,216
----------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35 3                                                                           1,100,000                988,749
Series A, 6.79%, 5/23/12                                                                   7,916,000              8,572,996
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31 3                                                                            210,000                221,123
8.875%, 8/15/17 3                                                                            440,000                587,641
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.25%, 11/30/07-8/15/15 3                                                                  2,685,000              2,616,061
4.375%, 12/31/07-1/31/08 3                                                                 1,373,000              1,362,164
4.50%, 2/28/11 3                                                                             410,000                404,155
4.625%, 2/29/08 3                                                                            564,000                561,908
                                                                                                            ----------------
Total U.S. Government Obligations (Cost $32,062,506)                                                             31,276,022
----------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--13.0%
----------------------------------------------------------------------------------------------------------------------------
ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series B, 10/15/93                           400,000                446,853
----------------------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31 3                                             980,000                914,595
----------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08                          555,000                585,525
----------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co., 5.375% Nts., 9/15/35                                             615,000                562,545
----------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12                                 815,000                916,217


9                        |                          Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 11                                         $       960,000        $       921,379
----------------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875% Sr. Unsec. Nts., 7/15/15                                      595,000                568,225
----------------------------------------------------------------------------------------------------------------------------
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08                                               835,000                874,101
----------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                         1,075,000              1,156,467
----------------------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 8.875% Bonds, 12/15/30                                       520,000                667,140
----------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                                 1,080,000              1,140,421
----------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                            560,000                588,193
----------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                      1,025,000              1,131,163
----------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                                            465,000                499,544
----------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                                      570,000                566,136
----------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Unsec. Debs., 7/29/93                                            360,000                433,746
----------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 7.60% Unsec. Nts., 4/1/32                                  960,000              1,101,348
----------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 4.50% Nts., Series A, 6/15/10                                 1,220,000              1,169,770
----------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625% Unsec. Nts., 1/15/10                                      1,230,000              1,180,087
----------------------------------------------------------------------------------------------------------------------------
Credit Suisse (USA), Inc., 5.25% Nts., 3/2/11                                              1,185,000              1,172,735
----------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12 3                                                            690,000                659,163
6.125% Nts., 1/15/14                                                                         525,000                515,940
----------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp., 8% Nts., 6/15/10                              1,040,000              1,119,771
----------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                             775,000                900,306
----------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                                  1,060,000              1,152,057
----------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                                580,000                580,996
----------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10                                                1,060,000              1,152,226
----------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                            760,000                781,227
----------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                                    495,000                495,200
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                                   600,000                668,488
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.80% Sr. Unsec. Nts., 1/12/09                                                               705,000                644,245
6.625% Nts., 6/16/08                                                                       1,845,000              1,747,139
----------------------------------------------------------------------------------------------------------------------------
France Telecom SA, 8.315% Sr. Unsec. Nts., 3/1/31 5                                          180,000                225,499
----------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                                          685,000                695,848
9.55% Unsub. Nts., 12/15/08 5                                                                141,000                153,986
----------------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                                   890,000                868,878
----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.15% Nts., 4/5/07                                                                         1,855,000              1,822,341
8% Bonds, 11/1/31 3                                                                          855,000                810,177
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                                895,000                890,416
----------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.625% Sr. Unsec. Bonds, 6/1/15                                615,000                590,311
----------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 6,11                                       1,200,000              1,145,940
----------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts., 6/1/06                                                    565,000                569,206
----------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11                                          695,000                755,648
----------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 3,5                                   1,200,000              1,179,496
----------------------------------------------------------------------------------------------------------------------------
Hyatt Equities LLC, 6.875% Nts., 6/15/07 6                                                   440,000                446,219
----------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 5                                   540,000                567,000
----------------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 5.15% Sr. Unsec. Nts., 3/1/12                                       1,225,000              1,177,067
----------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.), 7.40% Nts., 4/1/37                                      840,000                909,893
----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.15% Sub. Nts., 10/1/15                                             1,195,000              1,145,638
----------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr. Nts., 1/15/14                                      610,000                575,046


10                       |                          Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 3,12          $       250,000        $       131,250
----------------------------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14                                                750,000                689,394
----------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                           655,000                678,515
----------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The):
5.50% Unsec. Unsub. Nts., 2/1/13                                                             920,000                896,303
6.80% Sr. Unsec. Nts., 4/1/11                                                                245,000                255,534
----------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13 3                                        615,000                574,970
----------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                                              595,000                585,484
----------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.875% Sr. Unsec. Bonds, 8/1/33                                 785,000                713,770
----------------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                                      410,000                422,319
----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14                              615,000                590,737
----------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.70% Sr. Unsec. Nts., 6/15/35 3                                              605,000                572,035
----------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                                  925,000                915,750
----------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12                           1,005,000              1,015,667
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                         1,085,000              1,139,776
----------------------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                                 83,000                 85,934
----------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.:
5.90% Nts., 7/1/12                                                                           440,000                448,373
6.25% Sr. Unsec. Nts., 11/15/11                                                              130,000                133,884
----------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                                          180,000                177,836
7.875% Sr. Unsec. Nts., 11/15/10                                                             790,000                857,749
----------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 9.375% Sr. Unsec. Sub. Nts., 2/15/07                         100,000                103,375
----------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
5.75% Unsec. Unsub. Nts., Series 12, 12/15/15                                                965,000                925,194
5.75% Nts., 12/15/15 3,6                                                                     810,000                776,588
----------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 6                       1,698,111              1,667,788
----------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 6                      371,753                347,420
----------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 5.20% Nts., 12/12/07                                          1,195,000              1,188,655
----------------------------------------------------------------------------------------------------------------------------
Portland General Electric Co., 8.125% First Mortgage Nts., 2/1/10 6                          470,000                508,608
----------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 6                                1,095,000              1,335,862
----------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                                    1,110,000              1,370,083
----------------------------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                                             560,000                560,198
----------------------------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                                  610,000                608,195
----------------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                                            500,000                551,089
----------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625% Nts., 6/15/12                                            480,000                449,483
----------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11                                               1,110,000              1,144,473
----------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.30% Nts., 11/15/10                                               885,000                874,249
----------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 5.375% Nts., 6/1/11 6                                               910,000                897,646
----------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% Perpetual Bonds 6,11                                            45,000                 46,297
----------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                                    730,000                915,353
----------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                                   1,095,000              1,291,836
----------------------------------------------------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                                                                 135,000                149,060
----------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                                 1,000,000              1,154,371
----------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                                                         755,000                761,472
----------------------------------------------------------------------------------------------------------------------------
Tyco International Group SA:
6.125% Unsec. Unsub. Nts., 11/1/08 3                                                       1,010,000              1,024,295
6.125% Unsec. Unsub. Nts., 1/15/09                                                           136,000                137,817
----------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 3.50% Sr. Unsec. Nts., 10/15/07                              975,000                943,966


11                       |                          Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp.:
5.85% Nts., 9/15/35(3)                                                               $       600,000        $       539,941
7.25% Sr. Unsec. Unsub. Nts., 12/1/10                                                        540,000                573,951
----------------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                                  1,175,000              1,176,772
----------------------------------------------------------------------------------------------------------------------------
Wachovia Bank NA, 5.60% Sub. Nts., 3/15/16                                                   600,000                595,250
----------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                                          1,230,000              1,231,096
                                                                                                            ----------------
Total Non-Convertible Corporate Bonds and Notes (Cost $77,206,953)                                               76,277,220
----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--6.5%
----------------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.86% in joint repurchase agreement (Principal
Amount/Value $2,051,676,000, with a maturity value of $2,052,457,347) with UBS
Warburg LLC, 4.57%, dated 3/31/06, to be repurchased at $38,174,533 on 4/3/06, collateralized by Federal National Mortgage Assn., 5%--6%, 3/1/34--3/1/36,
with a value of $2,098,378,320  (Cost $38,160,000)                                        38,160,000             38,160,000
----------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $567,434,288)                                                          635,855,137
----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--2.9%
----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.8%
Undivided interest of 1.69% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of $1,000,407,917) with
Bank of America NA, 4.895%, dated 3/31/06, to be repurchased at $16,911,981 on
4/3/06, collateralized by U.S. Agency Mortgages, 5.50%, 12/1/34, with a value of
$1,020,000,001 13                                                                         16,905,085             16,905,085
----------------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.1%
Bear Stearns, 4.995%, 4/3/06 13                                                              500,000                500,000
                                                                                                            ----------------

Total Investments Purchased with Cash Collateral from Securities Loaned (Cost
$17,405,085)                                                                                                     17,405,085
----------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $584,839,373)                                                110.9%           653,260,222
----------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                          (10.9)           (64,462,711)

                                                                                     ---------------------------------------
Net Assets                                                                                     100.0%       $   588,797,511
                                                                                     =======================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows

                                  CONTRACTS   EXPIRATION   EXERCISE    PREMIUM
                            SUBJECT TO CALL         DATE      PRICE   RECEIVED       VALUE
-------------------------------------------------------------------------------------------
MedImmume, Inc.                         460      6/19/06   $  40.00   $ 43,266   $  34,500

3. Partial or fully-loaned security. See accompanying Notes.

4. Illiquid security. The aggregate value of illiquid or restricted securities as of March 31, 2006 was zero. See accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $8,794,617 or 1.49% of the Fund's net assets as of March 31, 2006.

7. When-issued security or forward commitment to be delivered and settled after March 31, 2006. See accompanying Notes.

8. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $8,578,486 or 1.46% of the Fund's net assets as of March 31, 2006.


12                       |                          Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

9. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $5,736,016 or 0.97% of the Fund's net assets as of March 31, 2006.

10. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $1,349,214. See accompanying Notes.

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

12. Issue is in default. Non-income producing. See accompanying Notes.

13. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $584,863,891
Federal tax cost of other investments          (59,183,895)
                                              -------------
Total federal tax cost                        $525,679,996
                                              =============

Gross unrealized appreciation                 $ 84,349,598
Gross unrealized depreciation                  (16,042,009)
                                              -------------
Net unrealized appreciation                   $ 68,307,589
                                              =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward


13                       |                          Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

commitment prior to settlement of the original purchase. As of March 31, 2006, the Fund had purchased $84,142,483 of securities issued on a when-issued basis or forward commitment and sold $34,463,637 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2006, securities with an aggregate market value of $131,250, representing 0.02% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.


14                       |                          Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of March 31, 2006, the Fund had no outstanding foreign currency contracts.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2006, the Fund had outstanding futures contracts as follows:

                                                                                  UNREALIZED
                                   EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                    DATES   CONTRACTS    MARCH 31, 2006   (DEPRECIATION)
---------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                       6/21/06         123   $    13,426,219   $     (383,420)
                                                                              ---------------

CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.          6/8/06          65         9,334,931          105,370
U.S. Treasury Nts., 2 yr.             6/30/06         241        49,130,109           94,276


15                       |                          Oppenheimer Balanced Fund/VA


Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

U.S. Treasury Nts., 5 yr.             6/30/06          80         8,355,000   $       57,514
U.S. Treasury Nts., 10 yr.            6/21/06          56         5,957,875           22,064
                                                                              ---------------
                                                                                     279,224
                                                                              ---------------
                                                                              $     (104,196)
                                                                              ===============

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended March 31, 2006 was as follows:

                                             CALL
                                             OPTIONS
                                ------------------------
                                NUMBER OF      AMOUNT OF
                                CONTRACTS       PREMIUMS
--------------------------------------------------------
Options outstanding as of
December 31, 2005                     539    $   66,159
Options written                       460        43,266
Options closed or expired            (539)      (66,159)
                                ------------------------
Options outstanding as of
March 31, 2006                        460    $   43,266
                                ========================

TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).


16                       |                          Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

As of March 31, 2006, the Fund had entered into the following total return swap agreements:

SWAP                                                                                          NOTIONAL   TERMINATION     UNREALIZED
COUNTERPARTY                      SWAP DESCRIPTION                                              AMOUNT         DATES   APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
                                  Received or paid monthly. If the sum of the Lehman
                                  Brothers CMBS Index Payer Payment Amount and the
                                  Floating Rate Payer Payment Amount is positive, the
                                  Counterparty will pay such amount to the Fund. If the
                                  sums are negative, then the Fund shall pay the
                                  absolute value of such amount to the
Goldman Sachs Group, Inc. (The)   Counterparty.                                           $  3,530,000        6/1/06   $      8,191

Abbreviations are as follows:

CMBS                              Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of March 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2006, the Fund had on loan securities valued at $22,014,623. Collateral of $22,475,836 was received for the loans, of which $17,405,085 was received in cash and subsequently invested in approved instruments.


17                       |                          Oppenheimer Balanced Fund/VA



Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.2%
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--14.4%
----------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.5%
Toyota Motor Corp.                                                                           184,800        $    10,095,701
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.7%
Apollo Group, Inc., Cl. A 1                                                                  281,500             14,781,565
----------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.9%
Carnival Corp.                                                                               360,500             17,076,885
----------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp. 1                                                                      157,000              8,895,620
----------------------------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                                            396,200             14,912,968
                                                                                                            ----------------
                                                                                                                 40,885,473
----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.7%
Toll Brothers, Inc. 1                                                                        399,500             13,834,685
----------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.9%
eBay, Inc. 1                                                                                 909,100             35,509,446
----------------------------------------------------------------------------------------------------------------------------
Expedia, Inc. 1                                                                              284,000              5,756,680
                                                                                                            ----------------
                                                                                                                 41,266,126
----------------------------------------------------------------------------------------------------------------------------
MEDIA--1.5%
Comcast Corp., Cl. A Special, Non-Vtg. 1                                                     544,900             14,232,788
----------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., Cl. A 1                                                   750,400             16,711,408
                                                                                                            ----------------
                                                                                                                 30,944,196
----------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--2.1%
J.C. Penney Co., Inc. (Holding Co.)                                                          272,200             16,443,602
----------------------------------------------------------------------------------------------------------------------------
Kohl's Corp. 1                                                                               304,900             16,162,749
----------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                 230,200             11,972,702
                                                                                                            ----------------
                                                                                                                 44,579,053
----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--4.7%
Best Buy Co., Inc.                                                                           342,650             19,164,415
----------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                            384,600             24,783,624
----------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc.                                                                        413,100             15,524,298
----------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                              1,016,800             25,948,736
----------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                                                     577,500             14,171,850
                                                                                                            ----------------
                                                                                                                 99,592,923
----------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Polo Ralph Lauren Corp.                                                                      157,800              9,564,258
----------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.3%
----------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.0%
PepsiCo, Inc.                                                                                345,800             19,983,782
----------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
Costco Wholesale Corp.                                                                       161,100              8,725,176
----------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                    708,600             21,165,882
----------------------------------------------------------------------------------------------------------------------------
Sysco Corp.                                                                                  408,700             13,098,835
                                                                                                            ----------------
                                                                                                                 42,989,893
----------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.0%
Cadbury Schweppes plc                                                                      1,825,680             18,143,561
----------------------------------------------------------------------------------------------------------------------------
Nestle SA                                                                                     84,757             25,160,863
                                                                                                            ----------------
                                                                                                                 43,304,424


1                        |              Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.3%
Procter & Gamble Co. (The)                                                                   511,400        $    29,466,868
----------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser plc                                                                        568,470             20,010,081
                                                                                                            ----------------
                                                                                                                 49,476,949
----------------------------------------------------------------------------------------------------------------------------
ENERGY--7.0%
----------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.5%
Halliburton Co.                                                                              255,100             18,627,402
----------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                            218,900             27,706,173
----------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                                    605,100             23,574,696
----------------------------------------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                                           311,400             25,005,420
                                                                                                            ----------------
                                                                                                                 94,913,691
----------------------------------------------------------------------------------------------------------------------------
OIL & GAS--2.5%
Apache Corp.                                                                                 139,900              9,164,849
----------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                          190,600             13,723,200
----------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Management LLC                                                                 242,750             10,681,000
----------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                   212,400             19,678,860
                                                                                                            ----------------
                                                                                                                 53,247,909
----------------------------------------------------------------------------------------------------------------------------
FINANCIALS--9.4%
----------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.5%
Northern Trust Corp.                                                                         230,400             12,096,000
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.4%
Bank of America Corp.                                                                        182,000              8,288,280
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.3%
Chicago Mercantile Exchange (The)                                                             48,500             21,703,750
----------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                              224,800             10,617,304
----------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                     129,500             12,204,080
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                              176,200             27,656,352
----------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                             127,900             16,029,707
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                55,500              8,021,415
----------------------------------------------------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                                                                   479,700             10,698,492
----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                                                                     68,900              5,388,669
                                                                                                            ----------------
                                                                                                                112,319,769
----------------------------------------------------------------------------------------------------------------------------
INSURANCE--3.2%
American International Group, Inc.                                                           513,850             33,960,347
----------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                                167,700             13,508,235
----------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                                   268,400             20,347,404
                                                                                                            ----------------
                                                                                                                 67,815,986
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--16.2%
----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--4.9%
Amgen, Inc. 1                                                                                528,300             38,433,825
----------------------------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                                            181,600             15,347,016
----------------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                                                           272,200             18,297,284
----------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                                      139,200              8,661,024
----------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc. 1                                                                            376,900             13,787,002
----------------------------------------------------------------------------------------------------------------------------
PDL BioPharma, Inc. 1                                                                        318,200             10,436,960
                                                                                                            ----------------
                                                                                                                104,963,111
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.8%
Fisher Scientific International, Inc. 1                                                      247,800             16,862,790


2                        |              Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
----------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                              782,600        $    39,716,950
----------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                            439,000             10,303,330
----------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                                               241,100             13,540,176
                                                                                                            ----------------
                                                                                                                 80,423,246
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.9%
Caremark Rx, Inc. 1                                                                          200,100              9,840,918
----------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                                                               181,900             10,408,318
----------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                                                      311,200             15,964,560
----------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                     468,500             26,170,410
                                                                                                            ----------------
                                                                                                                 62,384,206
----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.6%
Novartis AG                                                                                  572,143             31,818,638
----------------------------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                                            156,478             23,297,956
----------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                                            168,200             16,000,994
----------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR                                           621,146             25,578,792
                                                                                                            ----------------
                                                                                                                 96,696,380
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--8.4%
----------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.7%
Empresa Brasileira de Aeronautica SA, ADR                                                    497,300             18,325,505
----------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                       291,600             18,656,568
----------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                        278,100             20,893,653
----------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                    336,100             19,483,717
                                                                                                            ----------------
                                                                                                                 77,359,443
----------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
Expeditors International of Washington, Inc.                                                 106,200              9,174,618
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.2%
ChoicePoint, Inc. 1                                                                          154,200              6,900,450
----------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                                174,100             17,566,690
                                                                                                            ----------------
                                                                                                                 24,467,140
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.9%
General Electric Co.                                                                       1,163,400             40,463,052
----------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.9%
Danaher Corp.                                                                                295,800             18,798,090
----------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.3%
Fastenal Co.                                                                                 148,500              7,029,990
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--30.2%
----------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--7.5%
Cisco Systems, Inc. 1                                                                      3,213,000             69,625,710
----------------------------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                                              673,000             18,110,430
----------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                               884,200             20,257,022
----------------------------------------------------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR                                                                   660,200             13,679,344
----------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                               437,700             22,151,997
----------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, Sponsored ADR                                               385,500             14,541,060
                                                                                                            ----------------
                                                                                                                158,365,563
----------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.2%
Apple Computer, Inc. 1                                                                       245,900             15,422,848
----------------------------------------------------------------------------------------------------------------------------
Dell, Inc. 1                                                                                 807,700             24,037,152


3                        |              Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS CONTINUED
----------------------------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                                1,303,300        $    17,763,979
----------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. 1                                                                    315,800             11,378,274
                                                                                                            ----------------
                                                                                                                 68,602,253
----------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--4.1%
Google, Inc., Cl. A 1                                                                         91,400             35,646,000
----------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1                                                                             434,300             10,418,857
----------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                                             1,257,400             40,563,724
                                                                                                            ----------------
                                                                                                                 86,628,581
----------------------------------------------------------------------------------------------------------------------------
IT SERVICES--3.6%
Affiliated Computer Services, Inc., Cl. A 1                                                  343,600             20,499,176
----------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                                              703,800             32,149,584
----------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                                                       323,100             19,221,219
----------------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp. 1                                                                                77,200              3,910,180
                                                                                                            ----------------
                                                                                                                 75,780,159
----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.9%
Advanced Micro Devices, Inc. 1                                                               465,400             15,432,664
----------------------------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                                                      657,600             28,382,016
----------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                      585,000             20,521,800
----------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. 1                                                              145,900              7,893,190
----------------------------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                                                   357,900             12,991,770
----------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                      566,700             18,400,749
                                                                                                            ----------------
                                                                                                                103,622,189
----------------------------------------------------------------------------------------------------------------------------
SOFTWARE--6.9%
Adobe Systems, Inc. 1                                                                        634,500             22,156,740
----------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                                                450,400             16,241,424
----------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc. 1                                                                             281,400             10,839,528
----------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                                      104,800              5,734,656
----------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                               310,100              7,544,733
----------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                            2,060,500             56,066,205
----------------------------------------------------------------------------------------------------------------------------
SAP AG, Sponsored ADR                                                                        517,700             28,121,464
                                                                                                            ----------------
                                                                                                                146,704,750
----------------------------------------------------------------------------------------------------------------------------
MATERIALS--3.2%
----------------------------------------------------------------------------------------------------------------------------
CHEMICALS--3.2%
Monsanto Co.                                                                                 453,900             38,468,025
----------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                539,200             29,736,880
                                                                                                            ----------------
                                                                                                                 68,204,905
----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.1%
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.1%
American Tower Corp. 1                                                                       533,900             16,187,848
----------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp. 1                                                           216,700              6,143,445
----------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                          848,800             21,932,991
                                                                                                            ----------------
                                                                                                                 44,264,284
                                                                                                            ----------------
Total Common Stocks (Cost $1,708,761,824)                                                                     2,083,912,623


4                        |              Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.5%
----------------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.53% in joint repurchase agreement (Principal Amount/Value
$2,051,676,000, with a maturity value of $2,052,457,347) with UBS Warburg LLC,
4.57%, dated 3/31/06, to be repurchased at $31,360,939 on 4/3/06, collateralized by
Federal National Mortgage Assn., 5%--6%, 3/1/34--3/1/36, with a value of
$2,098,378,320  (Cost $31,349,000)                                                   $    31,349,000        $    31,349,000
----------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,740,110,824)                                               99.7%         2,115,261,623
----------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                  0.3              5,304,143
                                                                                     ---------------------------------------
Net Assets                                                                                     100.0%       $ 2,120,565,766
                                                                                     =======================================

Footnote to Statement of Investments

1. Non-income producing security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $1,746,368,015
                                              ===============

Gross unrealized appreciation                 $  388,077,600
Gross unrealized depreciation                    (19,183,992)
                                              ---------------
Net unrealized appreciation                   $  368,893,608
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


5                        |              Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


6                        |              Oppenheimer Capital Appreciation Fund/VA



Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--8.5%
----------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan Pass-Through Certificates, Series 2002-HE7,
Cl. A2B, 4.998%, 11/25/35 1                                                          $       960,000       $        960,592
----------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-1A, Cl.
A2, 4.836%, 4/20/08 1                                                                        640,000                640,451
----------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts., Series 2004-2,
Cl. A3, 3.58%, 1/15/09                                                                     2,250,000              2,203,520
----------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                                        40,957                 40,835
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                                       233,921                232,708
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                                      867,128                861,158
Series 2005-D, Cl. AF1, 5.04%, 10/25/35                                                    1,696,468              1,687,188
Series 2005-D, Cl. AV2, 5.088%, 10/25/35 1                                                 1,920,000              1,921,460
----------------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts., Series 2004-DFS, Cl.
A2, 2.66%, 11/20/06                                                                          183,965                183,810
----------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series 2003-C4,
Cl. C4, 5%, 6/10/15                                                                          310,000                296,478
----------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., CMO, Series 2005-WF2, Cl. AF2, 4.922%,
8/25/35 1                                                                                  2,372,718              2,349,615
----------------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card Asset-Backed
Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 2                                    1,520,000              1,554,508
----------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity Asset-Backed
Certificates:
Series 2002-4, Cl. A1, 5.188%, 2/25/33 1                                                      35,747                 35,837
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 1                                                1,059,838              1,053,669
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                                  670,000                666,526
Series 2005-17, Cl. 1AF1, 5.018%, 5/25/36 1                                                1,335,184              1,335,968
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                                  440,000                437,569
----------------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates, Series 2004-3,
Cl. AF2, 3.80%, 7/25/34 1                                                                    201,268                200,576
----------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed Certificates, Home Equity Receivables,
Series 2005-FF10, Cl. A3, 5.028%, 11/25/35 1                                               2,840,000              2,841,750
----------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through Certificates,
Series 2005-3, Cl. A1, 5.036%, 1/20/35 1                                                   1,265,228              1,266,378
----------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg. Pass-Through Certificates:
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                   1,364,686              1,359,850
Series 2005-10, Cl. 2-A3B, 5.55%, 12/25/06                                                 1,186,362              1,175,285
----------------------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates, Series
2001-1A, Cl. A1, 8.33%, 4/25/31 3                                                          3,338,620              3,395,544
----------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO, Home Equity Pass-Through Certificates, Series 1999-I, Cl.
ECFD, 1.079%, 1/25/29 3                                                                    3,370,016                775,104
----------------------------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations, Series 2005-B, Cl.
A2, 4.03%, 4/15/08                                                                         1,132,555              1,129,697
----------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 1                                                  620,000                613,274
Series 2005-1, Cl. A F2, 3.914%, 5/25/35 1                                                   450,000                443,571
Series 2005-2, Cl. A F2, 4.415%, 4/25/35 1                                                   730,000                721,207
Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                                      690,000                685,935


1                        |                         Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity Asset-Backed Pass-Through
Certificates, Series 2004-RS7, Cl. AI3, 4.45%, 7/25/28                               $     1,500,000       $      1,491,094
----------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Home Equity Obligations, Series 2003-25XS, Cl.
A4, 4.51%, 8/25/33                                                                           376,249                373,821
----------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority, Asset-Backed Securities, Series 2001-A, 6.79%,
6/1/10                                                                                     1,850,000              1,906,129
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Home Equity Asset-Backed Certificates, Series
2004-2, Cl. AI1B, 2.94%, 9/25/18 1                                                           663,117                659,158
----------------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates, Series 2004-1, Cl.
A2A, 2.59%, 5/15/07                                                                          367,935                367,218
                                                                                                           -----------------
Total Asset- Backed Securities (Cost $38,450,184)                                                                35,867,483
----------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--71.2%
----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--58.2%
----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--58.1%
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust 2004-W9, Cl. 2A2, 7%,
2/25/44 3                                                                                    781,585                807,719
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                              9,312,416              8,904,488
4.50%, 5/1/19 4                                                                            2,912,830              2,783,336
5%, 4/1/36 4                                                                               7,318,000              6,963,531
6%, 7/1/17-10/1/29                                                                        10,863,947             10,944,944
6.50%, 4/1/18-4/1/34                                                                       1,837,780              1,879,227
7%, 5/1/29-3/1/35                                                                          9,941,929             10,248,445
8%, 4/1/16                                                                                   956,448              1,015,613
9%, 8/1/22-5/1/25                                                                            264,357                285,743
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                          643,453                655,176
Series 2456, Cl. BD, 6%, 3/15/30                                                             125,959                125,908
Series 2500, Cl. FD, 5.249%, 3/15/32 1                                                       470,506                473,203
Series 2526, Cl. FE, 5.149%, 6/15/29 1                                                       710,078                711,701
Series 2551, Cl. FD, 5.149%, 1/15/33 1                                                       556,022                561,908
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Pass-Through Participation Certificates,
Series 151, Cl. F, 9%, 5/15/21                                                                45,675                 45,566
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates, Series 2195, Cl. LH, 6.50%, 10/15/29                 1,851,638              1,882,670
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 12.267%, 6/1/26 5                                                        814,432                183,074
Series 183, Cl. IO, 9.08%, 4/1/27 5                                                        1,205,738                279,122
Series 184, Cl. IO, 15.042%, 12/1/26 5                                                     1,334,191                294,683
Series 192, Cl. IO, 15.247%, 2/1/28 5                                                        317,567                 68,472
Series 200, Cl. IO, 13.554%, 1/1/29 5                                                        373,779                 87,381
Series 206, Cl. IO, (9.288)%, 12/1/29 5                                                      831,221                190,710
Series 2003-118, Cl. S, 15.59%, 12/25/33 5                                                 4,261,546                500,155
Series 2130, Cl. SC, 2.676%, 3/15/29 5                                                       879,176                 58,191
Series 2796, Cl. SD, 6.296%, 7/15/26 5                                                     1,380,785                 92,150
Series 2920, Cl. S, 5.858%, 1/15/35 5                                                      5,309,785                239,430


2                        |                         Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 3000, Cl. SE, 9.306%, 7/15/25 5                                               $     5,712,348       $        188,297
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security,
Series 176, Cl. PO, 4.683%, 6/1/26 6                                                         331,812                268,303
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 3/1/19                                                                                411,105                394,014
5%, 6/1/18-7/1/18                                                                          5,314,000              5,192,933
5%, 9/1/33-5/1/36 4                                                                       40,268,010             38,342,678
5.50%, 3/1/33-1/1/34                                                                      16,555,607             16,197,699
5.50%, 4/1/21-5/25/36 4                                                                   40,064,000             39,339,965
6%, 7/1/17-11/1/32                                                                        17,940,806             18,128,389
6.50%, 3/1/11-11/1/31                                                                      3,323,155              3,407,438
6.50%, 5/1/36 4                                                                           14,278,000             14,550,167
7%, 11/1/17-9/1/35                                                                        10,460,606             10,779,872
7%, 4/1/36 4                                                                               2,578,000              2,655,340
7.50%, 1/1/08-1/1/33                                                                          45,161                 46,892
8%, 5/1/17                                                                                    11,914                 12,554
8.50%, 7/1/32                                                                                105,905                114,144
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1989-17, Cl. E, 10.40%, 4/25/19                                                         88,102                 94,736
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                       1,831,639              1,871,417
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                                     1,510,125              1,545,409
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                           484,608                486,413
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                           264,536                264,883
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                           106,933                106,837
Trust 2002-77, Cl. WF, 5.176%, 12/18/32 1                                                    843,195                850,267
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                      3,964,000              3,883,677
Trust 2004-38, Cl. FT, 5.248%, 10/25/33 1                                                  4,242,779              4,253,680
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                        1,908,000              1,838,706
Trust 2005-30, Cl. UG, 5%, 4/25/35                                                         5,630,000              5,136,279
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                    1,120,000              1,070,633
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-47, Cl. NS, 3.218%, 4/25/32 5                                                   1,654,211                148,267
Trust 2002-51, Cl. S, 3.364%, 8/25/32 5                                                    1,518,571                133,741
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 222, Cl. 2, 14.254%, 6/1/23 5                                                        2,618,776                613,333
Trust 240, Cl. 2, 15.888%, 9/1/23 5                                                        3,076,250                719,347
Trust 252, Cl. 2, 7.505%, 11/1/23 5                                                        2,042,435                483,142
Trust 273, Cl. 2, 15.079%, 8/1/26 5                                                          612,387                137,804
Trust 303, Cl. IO, (3.445)%, 11/1/29 5                                                       355,594                 85,980
Trust 319, Cl. 2, 10.717%, 2/1/32 5                                                          558,508                142,725
Trust 321, Cl. 2, 5.53%, 4/1/32 5                                                          6,189,490              1,574,677
Trust 329, Cl. 2, 10.564%, 1/1/33 5                                                        2,664,552                657,974
Trust 331, Cl. 9, 1.976%, 2/1/33 5                                                         1,468,457                330,105
Trust 333, Cl. 2, 10.535%, 4/1/33 5                                                       12,620,118              3,135,952
Trust 334, Cl. 17, 10.882%, 2/1/33 5                                                       1,008,990                230,909


3                        |                         Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 338, Cl. 2, 9.401%, 7/1/33 5                                                   $     5,305,552       $      1,313,880
Trust 350, Cl. 2, 11.907%, 3/1/34 5                                                        3,881,711                951,455
Trust 2001-65, Cl. S, 15.573%, 11/25/31 5                                                  2,539,896                223,704
Trust 2001-81, Cl. S, 4.9%, 1/25/32 5                                                        645,189                 54,884
Trust 2002-52, Cl. SD, 0.984%, 9/25/32 5                                                   1,821,856                162,710
Trust 2002-77, Cl. SH, 8.631%, 12/18/32 5                                                    777,687                 65,574
Trust 2002-84, Cl. SA, 15.988%, 12/25/32 5                                                 2,188,090                202,839
Trust 2003-4, Cl. S, 15.29%, 2/25/33 5                                                     1,464,993                155,147
Trust 2004-54, Cl. DS, 1.368%, 11/25/30 5                                                  1,283,885                 63,804
Trust 2005-6, Cl. SE, 5.383%, 2/25/35 5                                                    3,591,248                162,764
Trust 2005-19, Cl. SA, 4.435%, 3/25/35 5                                                  13,414,930                650,432
Trust 2005-40, Cl. SA, 5.093%, 5/25/35 5                                                   3,052,174                142,591
Trust 2005-71, Cl. SA, 12.685%, 8/25/25 5                                                  3,636,713                184,741
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security:
Trust 333, Cl. 1, 4.628%, 4/1/33 6                                                         6,113,978              4,481,491
Trust 338, Cl. 1, 5.022%, 7/1/33 4,6                                                       6,969,989              5,114,961
Trust 1993-184, Cl. M, 5.748%, 9/25/23 6                                                     714,191                581,288
                                                                                                           -----------------
                                                                                                                244,210,389
----------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn.:
7%, 1/15/09-5/15/09                                                                           28,545                 29,214
8.50%, 8/15/17-12/15/17                                                                      357,950                383,362
----------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, (0.218)%, 1/16/27 5                                                1,372,449                 79,952
Series 2002-15, Cl. SM, (3.059)%, 2/16/32 5                                                1,633,738                 90,938
Series 2004-11, Cl. SM, (3.232)%, 1/17/30 5                                                1,173,424                 71,193
                                                                                                           -----------------
                                                                                                                    654,659
----------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--13.0%
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--10.7%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates, Series
1996-MD6, Cl. A3, 6.839%, 11/13/29 1                                                       1,200,000              1,237,881
----------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security
Collateralized Mtg. Obligations, Series 1997-D4, Cl. PS1, 4.885%, 4/14/29 5               40,192,203              1,056,010
----------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                                    1,720,000              1,641,784
Series 2005-2, Cl. A4, 4.783%, 7/10/43 1                                                   2,550,000              2,463,069
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                     2,100,000              2,027,842
----------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series 2004-2, Cl.
2A1, 6.50%, 7/20/32                                                                        2,065,206              2,035,405
----------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                     1,513,373              1,528,980
Series 2005-E, Cl. 2A2, 4.978%, 6/25/35 1                                                    366,352                365,917


4                        |                         Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg. Obligations,
Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                            $       860,000       $        836,749
----------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 7.291%, 6/22/24 5                            20,061,948                768,808
----------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., CMO, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36           460,000                460,000
----------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg. Obligations,
Series 2005-CD1, Cl. A4, 5.226%, 7/15/44 1,7                                               2,260,000              2,216,772
----------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2004-J9, Cl. 1A1, 4.998%, 10/25/34 1                                                  260,083                260,277
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                    3,118,519              3,143,746
----------------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates, Series
1997-CHL1, Cl. D, 7.577%, 4/29/39 1,2                                                        895,667                896,831
----------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                                      730,000                700,107
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                    1,190,000              1,168,129
----------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through
Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                                      677,658                687,818
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                                   1,110,000              1,061,412
----------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                   1,460,000              1,409,934
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                   1,290,000              1,276,849
----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                    510,000                494,208
Series 2006-CB14, Cl. A4, 5.481%, 12/12/44                                                 1,860,000              1,846,402
----------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates,
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                    1,430,000              1,404,007
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only Stripped
Mtg.-Backed Security, Series 1998-C1, Cl. IO, 6.347%, 2/18/30 5                           16,635,431                399,071
----------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO, Series 2002-GE1, Cl. A, 2.514%, 7/26/24 3           328,808                253,182
----------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                       2,363,724              2,350,137
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                    2,786,651              2,765,954
----------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                                    1,197,310              1,190,270
----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 1999-C1, Cl. X, (4.591)%, 5/18/32 5                    311,794,334                840,972
----------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                                   2,520,000              2,465,697
Series 2005-C20, Cl. A5, 5.087%, 7/15/42 1                                                 1,440,000              1,408,622
----------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through Certificates, Series
2005-AR5, Cl. A1, 4.678%, 5/25/35 1                                                        1,672,799              1,669,871
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, CMO, Series 2004-DD, Cl. 2A1,
5.518%, 1/25/35 1                                                                            726,358                722,593
                                                                                                           -----------------
                                                                                                                 45,055,306


5                        |                         Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
OTHER--0.9%
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                              $     1,720,000       $      1,677,357
----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped Mtg.-Backed
Security, Series 1987-3, Cl. B, 52.487%, 10/23/17 5                                           16,281                  3,766
----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped Mtg.-Backed
Security, Series1987-3, Cl. A, 7.393%, 10/23/17 6                                             24,096                 21,361
----------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through Certificates, Series
2005-AR8, Cl. 2AB1, 5.068%, 7/25/45 1                                                      1,869,799              1,871,256
                                                                                                           -----------------
                                                                                                                  3,573,740
----------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.4%
Countrywide Alternative Loan Trust, CMO, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32           3,490,273              3,533,902
----------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., CMO Pass-Through Certificates, Series 2002-AL1,
Cl. B2, 3.45%, 2/25/32                                                                     2,708,054              2,302,977
                                                                                                           -----------------
                                                                                                                  5,836,879
                                                                                                           -----------------
Total Mortgage-Backed Obligations (Cost $303,685,835)                                                           299,330,973
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--8.5%
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.125%, 7/12/10 7                                                                          4,383,000              4,217,060
5.125%, 4/18/11                                                                            4,760,000              4,757,791
6.625%, 9/15/09                                                                            4,775,000              5,000,600
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
6%, 5/15/11 7                                                                              1,815,000              1,883,710
6.625%, 9/15/09 8                                                                          2,260,000              2,366,051
7.25%, 5/15/30 7                                                                           1,665,000              2,097,289
----------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                                                             3,555,000              3,195,458
Series A, 6.79%, 5/23/12                                                                   5,659,000              6,128,674
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2/15/31 7                                                       415,000                436,982
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.25%, 11/30/07-1/15/11 7                                                                  1,811,000              1,771,505
4.375%, 1/31/08 7                                                                          1,059,000              1,050,521
4.50%, 2/28/11-11/15/15 7                                                                  1,220,000              1,195,914
4.625%, 2/29/08 7                                                                          1,425,000              1,419,713
                                                                                                           -----------------
Total U.S. Government Obligations (Cost $36,689,429)                                                             35,521,268
----------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--33.4%
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.2%
----------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.7%
DaimlerChrysler North America Holding Corp., 8% Nts., 6/15/10                              1,940,000              2,088,804
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.80% Sr. Unsec. Nts., 1/12/09                                                             1,310,000              1,197,107
6.625% Nts., 6/16/08                                                                       3,325,000              3,148,639
----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.15% Nts., 4/5/07                                                                         3,449,000              3,388,277
8% Bonds, 11/1/31 7                                                                        1,640,000              1,554,025
                                                                                                           -----------------
                                                                                                                 11,376,852


6                        |                         Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------


                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.8%
Harrah's Operating Co., Inc., 5.625% Sr. Unsec. Bonds, 6/1/15                        $     1,180,000       $      1,132,630
----------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11                                        1,305,000              1,418,880
----------------------------------------------------------------------------------------------------------------------------
Hyatt Equities LLC, 6.875% Nts., 6/15/07 2                                                   785,000                796,096
----------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                                1,665,000              1,648,350
----------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 9.375% Sr. Unsec. Sub. Nts., 2/15/07                         183,000                189,176
----------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                                          2,465,000              2,467,196
                                                                                                           -----------------
                                                                                                                  7,652,328
----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.4%
Beazer Homes USA, Inc., 6.875% Sr. Unsec. Nts., 7/15/15                                    1,150,000              1,098,250
----------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12 7                                                          1,200,000              1,146,370
6.125% Nts., 1/15/14                                                                       1,035,000              1,017,138
----------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr. Nts., 1/15/14                                    1,155,000              1,088,816
----------------------------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14                                              1,445,000              1,328,232
                                                                                                           -----------------
                                                                                                                  5,678,806
----------------------------------------------------------------------------------------------------------------------------
MEDIA--3.9%
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08                                             1,520,000              1,591,179
----------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                         1,940,000              2,087,019
----------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                          1,005,000              1,055,597
----------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                                    1,035,000              1,027,984
----------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625% Unsec. Nts., 1/15/10                                      2,375,000              2,278,623
----------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13 7                                      1,200,000              1,121,892
----------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625% Nts., 6/15/12                                            860,000                805,324
----------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                                   2,210,000              2,607,267
----------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                                 1,825,000              2,106,727
----------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 3.50% Sr. Unsec. Nts., 10/15/07                            1,860,000              1,800,796
                                                                                                           -----------------
                                                                                                                 16,482,408
----------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                          1,455,000              1,495,638
----------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., (Holding Co.), 7.40% Nts., 4/1/37                                   1,625,000              1,760,210
----------------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                                      785,000                808,587
                                                                                                           -----------------
                                                                                                                  4,064,435
----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.4%
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                                        1,315,000              1,335,826
9.55% Unsub. Nts., 12/15/08 1                                                                466,000                508,919
                                                                                                           -----------------
                                                                                                                  1,844,745
----------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.5%
----------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.8%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31 7                                           1,795,000              1,675,202
----------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                           1,500,000              1,742,528
----------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The):
5.50% Unsec. Unsub. Nts., 2/1/13                                                           1,660,000              1,617,242
6.80% Sr. Unsec. Nts., 4/1/11                                                                440,000                458,918
----------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11                                               2,035,000              2,098,201
                                                                                                           -----------------
                                                                                                                  7,592,091
----------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.7%
Archer Daniels Midland Co., 5.375% Nts., 9/15/35                                           1,175,000              1,074,781


7                        |                         Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
General Mills, Inc., 3.875% Nts., 11/30/07                                           $     1,715,000       $      1,674,298
                                                                                                           -----------------
                                                                                                                  2,749,079
----------------------------------------------------------------------------------------------------------------------------
ENERGY--2.1%
----------------------------------------------------------------------------------------------------------------------------
OIL & GAS--2.1%
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                         1,265,000              1,310,415
----------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
5.75% Nts., 12/15/15 2,7                                                                   1,400,000              1,342,250
5.75% Unsec. Unsub. Nts., Series 12, 12/15/15                                              1,865,000              1,788,069
----------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 2                       3,329,167              3,269,718
----------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 2                    1,332,463              1,245,247
                                                                                                           -----------------
                                                                                                                  8,955,699
----------------------------------------------------------------------------------------------------------------------------
FINANCIALS--9.8%
----------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
Credit Suisse (USA), Inc., 5.25% Nts., 3/2/11                                              2,145,000              2,122,799
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                              1,640,000              1,631,600
                                                                                                           -----------------
                                                                                                                  3,754,399
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.2%
Barclays Bank plc, 6.278% Perpetual Bonds 9                                                1,860,000              1,785,172
----------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 2,9                                        2,100,000              2,005,395
----------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 1,7                                   2,100,000              2,064,117
----------------------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                                178,000                184,293
----------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 5.20% Nts., 12/12/07                                          2,225,000              2,213,185
----------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% Perpetual Bonds 2,9                                             90,000                 92,594
----------------------------------------------------------------------------------------------------------------------------
Wachovia Bank NA, 5.60% Sub. Nts., 3/15/16                                                 1,085,000              1,076,411
                                                                                                           -----------------
                                                                                                                  9,421,167
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.0%
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                      1,860,000              2,052,648
----------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                                            890,000                956,116
----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.15% Sub. Nts., 10/1/15                                             2,195,000              2,104,331
----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14                            1,110,000              1,066,208
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                         1,975,000              2,074,708
                                                                                                           -----------------
                                                                                                                  8,254,011
----------------------------------------------------------------------------------------------------------------------------
INSURANCE--2.0%
Marsh & McLennan Cos., Inc., 5.875% Sr. Unsec. Bonds, 8/1/33                               1,470,000              1,336,614
----------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.70% Sr. Unsec. Nts., 6/15/35 7                                            1,170,000              1,106,249
----------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.:
5.90% Nts., 7/1/12                                                                           990,000              1,008,839
6.25% Sr. Unsec. Nts., 11/15/11                                                              105,000                108,137
----------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 2                                2,055,000              2,507,028
----------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                                    2,035,000              2,511,819
                                                                                                           -----------------
                                                                                                                  8,578,686
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--2.2%
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10                                                1,925,000              2,092,487
----------------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 5.15% Sr. Unsec. Nts., 3/1/12                                       2,215,000              2,128,329
----------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                                            1,185,000              1,166,048
----------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 5.375% Nts., 6/1/11 2                                             1,680,000              1,657,192


8                        |                         Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE CONTINUED
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                            $     2,225,000       $      2,228,355
                                                                                                           -----------------
                                                                                                                  9,272,411
----------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Countrywide Financial Corp., 4.50% Nts., Series A, 6/15/10                                 2,250,000              2,157,363
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--0.3%
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.3%
HCA, Inc., 7.125% Sr. Unsec. Nts., 6/1/06                                                  1,095,000              1,103,151
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--0.8%
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08                        1,070,000              1,128,850
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.5%
Tyco International Group SA:
6.125% Unsec. Unsub. Nts., 1/15/09                                                           253,000                256,380
6.125% Unsec. Unsub. Nts., 11/1/08                                                         1,875,000              1,901,537
                                                                                                           -----------------
                                                                                                                  2,157,917
----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.2%
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.8%
British Telecommunications plc, 8.875% Bonds, 12/15/30                                     1,015,000              1,302,206
----------------------------------------------------------------------------------------------------------------------------
France Telecom SA, 8.315% Sr. Unsec. Nts., 3/1/31 1                                          350,000                438,470
----------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.30% Nts., 11/15/10                                             1,680,000              1,659,591
----------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                                  1,455,000              1,824,436
----------------------------------------------------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                                                                 245,000                270,517
----------------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp.:
5.85% Nts., 9/15/35                                                                        1,155,000              1,039,386
7.25% Sr. Unsec. Unsub. Nts., 12/1/10                                                      1,010,000              1,073,502
                                                                                                           -----------------
                                                                                                                  7,608,108
----------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12                               1,545,000              1,736,878
----------------------------------------------------------------------------------------------------------------------------
UTILITIES--4.5%
----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.2%
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                                 1,990,000              2,101,331
----------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                                  1,950,000              2,119,350
----------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                                725,000                726,245
----------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                                    995,000                995,403
7.375% Sr. Unsub. Nts., Series C, 11/15/31 7                                               1,160,000              1,292,411
----------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 1                                 1,180,000              1,239,000
----------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12                           1,955,000              1,975,750
----------------------------------------------------------------------------------------------------------------------------
Portland General Electric Co., 8.125% First Mortgage Nts., 2/1/10 2                        1,040,000              1,125,430
----------------------------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                                             355,000                355,126
----------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                                                       1,430,000              1,442,258
                                                                                                           -----------------
                                                                                                                 13,372,304
----------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.5%
Constellation Energy Group, Inc., 7.60% Unsec. Nts., 4/1/32                                1,765,000              2,024,873
----------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.4%
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                                   1,590,000              1,726,355
----------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                                1,835,000              1,829,559
                                                                                                           -----------------
Total Corporate Bonds and Notes (Cost $142,246,557)                                                             140,522,475


9                        |                         Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                               Units                  Value
----------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 10 (Cost $14,872)                                     5,408       $          1,676

                                                                                           Principal
                                                                                              Amount
----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.7%
----------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.35% in joint repurchase agreement (Principal Amount/Value
$2,051,676,000, with a maturity value of $2,052,457,347) with UBS Warburg LLC,
4.57%, dated 3/31/06, to be repurchased at $7,216,747 on 4/3/06, collateralized by
Federal National Mortgage Assn., 5%--6%, 3/1/34--3/1/36, with a value of
$2,098,378,320  (Cost $7,214,000)                                                    $     7,214,000              7,214,000
----------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (excluding Investments Purchased with Cash Collateral
from Securities Loaned) (Cost $528,300,877)                                                                     518,457,875
----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--4.0%
----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.6%
Trust Money Market Securities, Series A-2, 4.82%, 4/17/06 11                               1,000,000              1,000,000
----------------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 4.98%, 6/15/06 11                                             1,500,000              1,500,000
                                                                                                           -----------------
                                                                                                                  2,500,000
----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.8%
Undivided interest of 1.18% in joint repurchase agreement (Principal Amount/Value
$1,000,000,000, with a maturity value of $1,000,407,917) with Bank of America NA,
4.895%, dated 3/31/06, to be repurchased at $11,838,546 on 4/3/06, collateralized
by U.S. Agency Mortgages, 5.50%, 12/1/34, with a value of $1,020,000,001 11               11,833,719             11,833,719
----------------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.6%

Bear Stearns, 4.995%, 4/3/06 11                                                            2,500,000              2,500,000
                                                                                                           -----------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $16,833,719)                                                                                               16,833,719
----------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $545,134,596)                                                127.3%           535,291,594
----------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                          (27.3)          (114,784,476)
                                                                                     ---------------------------------------
Net Assets                                                                                     100.0%      $    420,507,118
                                                                                     =======================================

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $16,492,289 or 3.92% of the Fund's net assets as of March 31, 2006.

3. Illiquid security. The aggregate value of illiquid securities as of March 31, 2006 was $5,231,549, which represents 1.24% of the Fund's net assets. See accompanying Notes.

4. When-issued security or forward commitment to be delivered and settled after March 31, 2006. See accompanying Notes.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $18,220,856 or 4.33% of the Fund's net assets as of March 31, 2006.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $10,467,404 or 2.49% of the Fund's net assets as of March 31, 2006.


10                       |                         Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

7. Partial or fully-loaned security. See accompanying Notes.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $2,093,851. See accompanying Notes.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10. Non-income producing security.

11. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $      545,292,918
Federal tax cost of other investments               (106,163,046)
                                              ------------------
Total federal tax cost                        $      439,129,872
                                              ==================

Gross unrealized appreciation                 $        3,596,433
Gross unrealized depreciation                        (13,878,650)
                                              ------------------
Net unrealized depreciation                   $      (10,282,217)
                                              ==================

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2006, the Fund had purchased $177,842,498 of securities


11                       |                         Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

issued on a when-issued basis or forward commitment and sold $75,197,040 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


12                       |                         Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

As of March 31, 2006, the Fund had outstanding futures contracts as follows:

                                                                               UNREALIZED
                                EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                 DATES   CONTRACTS    MARCH 31, 2006   (DEPRECIATION)
------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                    6/21/06         260   $    28,380,625   $     (816,261)
U.S. Treasury Nts., 5 yr.          6/30/06         211        22,036,313         (120,209)
                                                                           ---------------
                                                                                 (936,470)
                                                                           ---------------
CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.       6/8/06          84        11,927,434          134,230
U.S. Treasury Nts., 2 yr.          6/30/06         519       105,803,016          200,042
U.S. Treasury Nts., 10 yr.         6/21/06         368        39,151,750          299,982
                                                                           ---------------
                                                                                  634,254
                                                                           ---------------
                                                                           $     (302,216)
                                                                           ===============

TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of March 31, 2006, the Fund had entered into the following total return swap agreements:

SWAP                                                                   NOTIONAL   TERMINATION     UNREALIZED
COUNTERPARTY                    SWAP DESCRIPTION                         AMOUNT         DATE    APPRECIATION
-------------------------------------------------------------------------------------------------------------
                                Received or paid monthly. If the
                                sum of the Lehman Brothers CMBS
                                Index Payer Payment Amount and
                                the Floating Rate Payer Payment
                                Amount is positive, the
                                Counterparty will pay such amount
                                to the Fund. If the sums are
                                negative, then the Fund shall pay
                                the absolute value of such amount
Goldman Sachs Group, Inc.       to the Counterparty.                $ 9,190,000        6/1/06   $     21,323
(The)

Abbreviations are as follows:

CMBS                            Commercial Mortgage Backed
                                Securities

ILLIQUID SECURITIES

As of March 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


13                       |                         Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2006, the Fund had on loan securities valued at $23,484,826. Collateral of $23,959,191 was received for the loans, of which $16,833,719 was received in cash and subsequently invested in approved instruments.


14                       |                         Oppenheimer Core Bond Fund/VA



Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.0%
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.0%
------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.3%
Bayerische Motoren Werke AG                                                                547,910      $     30,211,475
------------------------------------------------------------------------------------------------------------------------
Porsche AG, Preference                                                                      18,742            17,904,359
------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                         562,300            30,718,683
                                                                                                        ----------------
                                                                                                              78,834,517
------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.1%
Carnival Corp.                                                                             671,200            31,794,744
------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                              640,300            22,551,366
------------------------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                                          490,600            18,466,184
                                                                                                        ----------------
                                                                                                              72,812,294
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.4%
Koninklijke (Royal) Philips Electronics NV                                               1,152,600            38,956,366
------------------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                                 950,300            43,820,674
                                                                                                        ----------------
                                                                                                              82,777,040
------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.9%
Amazon.com, Inc. 1                                                                         231,500             8,452,065
------------------------------------------------------------------------------------------------------------------------
eBay, Inc. 1                                                                             1,165,700            45,532,242
------------------------------------------------------------------------------------------------------------------------
GUS plc                                                                                    575,348            10,512,585
                                                                                                        ----------------
                                                                                                              64,496,892
------------------------------------------------------------------------------------------------------------------------
MEDIA--4.7%
Grupo Televisa SA, Sponsored GDR                                                         1,457,596            29,006,160
------------------------------------------------------------------------------------------------------------------------
JC Decaux SA 1                                                                             408,864            11,064,172
------------------------------------------------------------------------------------------------------------------------
Pearson plc                                                                              1,410,238            19,552,269
------------------------------------------------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                                                            4,779,840            13,311,434
------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. 1                                                           5,711,310            29,013,455
------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                                      750,000            20,917,500
------------------------------------------------------------------------------------------------------------------------
WPP Group plc                                                                              886,660            10,637,086
------------------------------------------------------------------------------------------------------------------------
Zee Telefilms Ltd.                                                                       4,932,200            26,489,793
                                                                                                        ----------------
                                                                                                             159,991,869
------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.5%
Hennes & Mauritz AB, B Shares                                                            1,430,200            52,150,838
------------------------------------------------------------------------------------------------------------------------
Industria de Diseno Textil SA                                                              648,800            25,042,148
------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                              200,100             7,511,754
                                                                                                        ----------------
                                                                                                              84,704,740
------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.1%
Bulgari SpA                                                                                442,718             5,327,552
------------------------------------------------------------------------------------------------------------------------
Burberry Group plc                                                                       1,299,628            10,465,757
------------------------------------------------------------------------------------------------------------------------
Coach, Inc. 1                                                                              498,900            17,251,962
------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton                                                          398,690            39,087,255
                                                                                                        ----------------
                                                                                                              72,132,526
------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--8.6%
------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.7%
Companhia de Bebidas das Americas, ADR, Preference                                         463,515            19,912,604
------------------------------------------------------------------------------------------------------------------------
Diageo plc                                                                                 220,960             3,480,033
------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV, UBD                                                 2,415,200            22,261,544


1                        |                 Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
BEVERAGES CONTINUED
Grupo Modelo SA de CV, Series C                                                          3,279,000      $     11,977,876
                                                                                                        ----------------
                                                                                                              57,632,057
------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.5%
Tesco plc                                                                                2,868,880            16,448,571
------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                      728,300            34,404,892
                                                                                                        ----------------
                                                                                                              50,853,463
------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Cadbury Schweppes plc                                                                    3,387,574            33,665,624
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--3.3%
Hindustan Lever Ltd.                                                                     4,921,600            30,082,589
------------------------------------------------------------------------------------------------------------------------
Kao Corp.                                                                                  458,000            12,062,872
------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                                 216,152            12,454,678
------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser plc                                                                    1,706,238            60,059,388
                                                                                                        ----------------
                                                                                                             114,659,527
------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.9%
Avon Products, Inc.                                                                        504,300            15,719,031
------------------------------------------------------------------------------------------------------------------------
Shiseido Co. Ltd.                                                                          825,000            15,350,467
                                                                                                        ----------------
                                                                                                              31,069,498
------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.2%
Altria Group, Inc.                                                                         110,400             7,822,944
------------------------------------------------------------------------------------------------------------------------
ENERGY--7.4%
------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.4%
GlobalSantaFe Corp.                                                                        548,700            33,333,525
------------------------------------------------------------------------------------------------------------------------
Technip SA                                                                                 583,560            39,616,025
------------------------------------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                                         551,200            44,261,360
                                                                                                        ----------------
                                                                                                             117,210,910
------------------------------------------------------------------------------------------------------------------------
OIL & GAS--4.0%
BP plc, ADR                                                                                425,969            29,366,303
------------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                 294,800            27,095,068
------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                              345,444            20,025,389
------------------------------------------------------------------------------------------------------------------------
Husky Energy, Inc.                                                                         663,015            40,109,611
------------------------------------------------------------------------------------------------------------------------
Neste Oil Oyj                                                                              105,900             3,640,882
------------------------------------------------------------------------------------------------------------------------
Total SA, B Shares                                                                          55,560            14,657,907
                                                                                                        ----------------
                                                                                                             134,895,160
------------------------------------------------------------------------------------------------------------------------
FINANCIALS--15.2%
------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.5%
3i Group plc                                                                               916,975            14,983,668
------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group                                                                        725,145            40,689,109
------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                       584,000            30,660,000
                                                                                                        ----------------
                                                                                                              86,332,777
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.7%
Anglo Irish Bank Corp.                                                                     861,454            14,197,841
------------------------------------------------------------------------------------------------------------------------
HSBC Holdings plc                                                                        1,971,345            33,003,321
------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                                                             432,350            11,967,448
------------------------------------------------------------------------------------------------------------------------
Resona Holdings, Inc. 1                                                                      4,959            17,063,679
------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                                   1,541,217            50,153,751


2                        |                 Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Societe Generale, Cl. A                                                                    238,960      $     35,937,536
                                                                                                        ----------------
                                                                                                             162,323,576
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.7%
American Express Co.                                                                       373,600            19,632,680
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                            171,266             8,088,893
------------------------------------------------------------------------------------------------------------------------
Credit Saison Co. Ltd.                                                                     395,100            21,782,833
------------------------------------------------------------------------------------------------------------------------
Investor AB, B Shares                                                                      683,322            12,414,465
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                       633,263            26,369,071
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                             588,600            36,975,852
                                                                                                        ----------------
                                                                                                             125,263,794
------------------------------------------------------------------------------------------------------------------------
INSURANCE--4.3%
ACE Ltd.                                                                                   388,071            20,183,573
------------------------------------------------------------------------------------------------------------------------
Allianz AG                                                                                 233,811            39,084,672
------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. B 1                                                            6,110            18,403,320
------------------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                      104,800             9,785,176
------------------------------------------------------------------------------------------------------------------------
Manulife Financial Corp.                                                                   279,713            17,546,581
------------------------------------------------------------------------------------------------------------------------
Prudential plc                                                                           2,504,680            29,047,273
------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                                     183,500            11,764,185
                                                                                                        ----------------
                                                                                                             145,814,780
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--12.9%
------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.1%
Affymetrix, Inc. 1                                                                         322,800            10,629,804
------------------------------------------------------------------------------------------------------------------------
Amgen, Inc. 1                                                                              385,800            28,066,950
------------------------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                                          186,300            15,744,213
------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                                    452,060            28,127,173
------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc. 1                                                                    195,300             6,644,106
------------------------------------------------------------------------------------------------------------------------
Nuvelo, Inc. 1                                                                              85,300             1,520,046
------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                      305,500            14,822,860
                                                                                                        ----------------
                                                                                                             105,555,152
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.6%
Biomet, Inc.                                                                               557,600            19,805,952
------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. 1                                                                1,131,400            26,078,770
------------------------------------------------------------------------------------------------------------------------
Conor Medsystems, Inc. 1                                                                   203,500             5,982,900
------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                               21,700             1,693,902
------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                            187,500             9,515,625
------------------------------------------------------------------------------------------------------------------------
Nektar Therapeutics 1,2                                                                    314,361             5,125,342
------------------------------------------------------------------------------------------------------------------------
Smith & Nephew plc                                                                       2,252,247            19,995,799
                                                                                                        ----------------
                                                                                                              88,198,290
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.2%
Express Scripts, Inc. 1                                                                    181,800            15,980,220
------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                                                    461,100            23,654,430
                                                                                                        ----------------
                                                                                                              39,634,650
------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--6.0%
AtheroGenics, Inc. 1                                                                       132,300             2,159,136
------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                                             622,100            11,284,482
------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                          141,300             8,367,786



3                        |                 Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
Novartis AG                                                                                331,768      $     18,450,642
------------------------------------------------------------------------------------------------------------------------
Novo Nordisk AS, Cl. B                                                                     139,600             8,682,776
------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                               541,619            13,497,145
------------------------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                                          261,604            38,950,130
------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                                          580,844            55,256,131
------------------------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                                      1,585,000            26,003,696
------------------------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                                             279,600            15,939,813
------------------------------------------------------------------------------------------------------------------------
Theravance, Inc. 1                                                                         271,000             7,598,840
                                                                                                        ----------------
                                                                                                             206,190,577
------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--9.1%
------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.2%
Boeing Co.                                                                                 284,900            22,202,257
------------------------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR                                                  801,934            29,551,268
------------------------------------------------------------------------------------------------------------------------
European Aeronautic Defence & Space Co.                                                    879,810            37,071,904
------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                      222,900            16,746,477
------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                     248,200            16,949,578
------------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                               488,500            22,392,840
                                                                                                        ----------------
                                                                                                             144,914,324
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.6%
Cendant Corp.                                                                            1,106,700            19,201,245
------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
JGC Corp.                                                                                  407,000             8,005,140
------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.6%
Emerson Electric Co.                                                                       264,200            22,095,046
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.4%
3M Co.                                                                                     454,200            34,378,398
------------------------------------------------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                                                                   1,175,000            10,740,317
------------------------------------------------------------------------------------------------------------------------
Siemens AG                                                                                 390,010            36,359,909
                                                                                                        ----------------
                                                                                                              81,478,624
------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.8%
Fanuc Ltd.                                                                                 104,500            10,059,346
------------------------------------------------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd.                                                          197,840            17,267,221
                                                                                                        ----------------
                                                                                                              27,326,567
------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.3%
Macquarie Airports                                                                       3,801,284             9,170,934
------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--22.1%
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.8%
Cisco Systems, Inc. 1                                                                      923,000            20,001,410
------------------------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                                          1,521,600            40,946,256
------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                                   543,300            10,387,896
------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                             577,700            29,237,397
------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                               25,224,000            95,530,347
                                                                                                        ----------------
                                                                                                             196,103,306
------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.7%
International Business Machines Corp.                                                      284,817            23,488,858
------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.9%
Hoya Corp.                                                                                 552,900            22,313,297
------------------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                               70,840            18,417,196

4                        |                 Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Kyocera Corp.                                                                              101,400      $      8,933,232
------------------------------------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                                              416,900            28,230,187
------------------------------------------------------------------------------------------------------------------------
Nidec Corp.                                                                                138,200            11,342,498
------------------------------------------------------------------------------------------------------------------------
Tandberg ASA                                                                             1,153,550            10,429,052
                                                                                                        ----------------
                                                                                                              99,665,462
------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.2%
Yahoo!, Inc. 1                                                                             250,100             8,068,226
------------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.9%
Automatic Data Processing, Inc.                                                            460,100            21,017,368
------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                           106,100             4,967,602
------------------------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd.                                                                  599,358            40,155,639
                                                                                                        ----------------
                                                                                                              66,140,609
------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.3%
Canon, Inc.                                                                                172,700            11,430,187
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.1%
Advanced Micro Devices, Inc. 1                                                           1,978,400            65,603,744
------------------------------------------------------------------------------------------------------------------------
Altera Corp. 1                                                                             735,800            15,186,912
------------------------------------------------------------------------------------------------------------------------
Cree, Inc. 1                                                                               573,300            18,809,973
------------------------------------------------------------------------------------------------------------------------
International Rectifier Corp. 1                                                            429,200            17,781,756
------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co.                                                                     54,000            35,014,409
------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.                                             10,658,194            21,080,951
                                                                                                        ----------------
                                                                                                             173,477,745
------------------------------------------------------------------------------------------------------------------------
SOFTWARE--5.2%
Adobe Systems, Inc. 1                                                                      526,400            18,381,888
------------------------------------------------------------------------------------------------------------------------
Enix Corp.                                                                                 605,900            15,649,414
------------------------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                                             526,400            27,999,216
------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                          1,732,100            47,130,441
------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                           91,100            13,622,430
------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                           2,193,226            16,843,976
------------------------------------------------------------------------------------------------------------------------
SAP AG                                                                                     173,160            37,625,231
                                                                                                        ----------------
                                                                                                             177,252,596
------------------------------------------------------------------------------------------------------------------------
MATERIALS--0.2%
------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.2%
Syngenta AG 1                                                                               47,067             6,614,256
------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.1%
------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.1%
KDDI Corp.                                                                                   6,323            33,790,714
------------------------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                                                 1,315,660            31,036,419
------------------------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                                      35,355,070            74,018,554
                                                                                                        ----------------
                                                                                                             138,845,687
------------------------------------------------------------------------------------------------------------------------
UTILITIES--1.4%
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
Energias de Portugal SA                                                                  2,905,006            11,406,262
------------------------------------------------------------------------------------------------------------------------
Fortum Oyj                                                                                 754,800            19,044,252
                                                                                                        ----------------
                                                                                                              30,450,514

5                        |                 Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.5%
Hong Kong & China Gas Co. Ltd.                                                           6,593,000      $     15,931,996
                                                                                                        ----------------
Total Common Stocks (Cost $2,299,803,675)                                                                  3,382,533,979

                                                                                         Principal
                                                                                            Amount
------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.8%
Undivided interest of 1.36% in joint repurchase agreement (Principal
Amount/Value $2,051,676,000, with a maturity value of $2,052,457,347) with
UBS Warburg LLC, 4.57%, dated 3/31/06, to be repurchased at $27,931,633 on
4/3/06, collateralized by Federal National Mortgage Assn., 5%--6%,
3/1/34--3/1/36, with a value of $2,098,378,320  (Cost $27,921,000)                  $   27,921,000            27,921,000
------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $2,327,724,675)                                             99.8%        3,410,454,979
------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                0.2             7,393,425
                                                                                    ------------------------------------
Net Assets                                                                                   100.0%     $  3,417,848,404
                                                                                    ====================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2006 was $5,125,342, which represents 0.15% of the Fund's net assets, all of which is considered restricted.
See accompanying Notes.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                                      Value          Percent
-------------------------------------------------------------------------------
United States                                  $ 1,349,492,935             39.6%
United Kingdom                                     415,389,982             12.2
Japan                                              375,820,840             11.0
France                                             232,690,930              6.8
Germany                                            161,185,646              4.7
Sweden                                             160,095,650              4.7
India                                              108,695,469              3.2
Switzerland                                        104,704,137              3.1
Korea, Republic of South                            83,318,049              2.4
Mexico                                              63,245,580              1.9
Canada                                              57,656,192              1.7
Brazil                                              49,463,872              1.4
The Netherlands                                     38,956,366              1.1
Cayman Islands                                      31,947,758              0.9
Hong Kong                                           26,672,313              0.8
Spain                                               25,042,148              0.7
Finland                                             22,685,134              0.7
Taiwan                                              21,080,951              0.6
Ireland                                             14,197,841              0.4
Singapore                                           13,311,434              0.4
Portugal                                            11,406,262              0.3
Norway                                              10,429,052              0.3
Bermuda                                              9,785,176              0.3


6                        |                 Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
Geographic Holdings                                      Value          Percent
--------------------------------------------------------------------------------

Australia                                      $     9,170,934              0.3%
Denmark                                              8,682,776              0.3
Italy                                                5,327,552              0.2
                                               --------------------------------
Total                                          $ 3,410,454,979            100.0%
                                               ================================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $   2,331,653,465
                                                      =================

Gross unrealized appreciation                         $   1,101,880,117
Gross unrealized depreciation                               (23,109,516)
                                                      -----------------
Net unrealized appreciation                           $   1,078,770,601
                                                      =================

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.


7                        |                 Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of March 31, 2006, the Fund had no outstanding foreign currency contracts.

ILLIQUID OR RESTRICTED SECURITIES

As of March 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                         ACQUISITION                      VALUATION AS OF        UNREALIZED
SECURITY                        DATE            COST       MARCH 31, 2006      APPRECIATION
-------------------------------------------------------------------------------------------
Nektar Therapeutics          6/25/03     $  3,568,000        $  5,125,342      $  1,557,342


8                        |                 Oppenheimer Global Securities Fund/VA



Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.1%
----------------------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., Collateralized Bond Obligations, Series 1A, Cl.
C2, 9.342% Sub. Bonds, 8/13/10 1 (Cost $488,896)                                     $       488,896        $       449,784
----------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--87.9%
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--31.2%
----------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.6%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series
B, 2/15/10                                                                                   800,000                760,000
----------------------------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 2                                                 200,000                139,000
----------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                       2,050,000              2,014,125
9% Sr. Unsec. Nts., 7/1/15                                                                   445,000                453,900
----------------------------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts., 11/1/13                    200,000                176,000
----------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                    900,000                819,000
----------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                                      1,050,000              1,055,250
10.25% Sr. Sec. Nts., Series B, 7/15/13                                                      900,000              1,003,500
----------------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                                       400,000                388,000
----------------------------------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                                                  900,000                697,500
8.25% Sr. Unsec. Nts., 8/1/10                                                              1,400,000              1,162,000
                                                                                                            ----------------
                                                                                                                  8,668,275
----------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.6%
Ford Motor Co., 7.45% Bonds, 7/16/31                                                       1,300,000                971,750
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                                                                       3,700,000              3,385,530
5.80% Sr. Unsec. Nts., 1/12/09                                                             1,200,000              1,096,586
7.25% Nts., 10/25/11                                                                         400,000                364,895
7.375% Nts., 10/28/09                                                                      1,900,000              1,787,613
----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.875% Nts., 9/15/11                                                                       1,100,000              1,026,418
7.25% Nts., 3/2/11                                                                           500,000                474,299
8% Bonds, 11/1/31                                                                          3,300,000              3,127,001
----------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33                                       500,000                368,750
----------------------------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Nts., 1/1/14 3                                                                  1,090,000              1,136,325
10.50% Sr. Sub. Nts., 1/1/16 3                                                               370,000                403,300
                                                                                                            ----------------
                                                                                                                 14,142,467
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.2%
SGS International, Inc., 12% Sr. Sub. Nts., 12/15/13 3                                       895,000                924,088
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Alderwoods Group, Inc., 7.75% Sr. Nts., 9/15/12                                            1,150,000              1,187,375
----------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--8.6%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 1                                           940,000                925,900
----------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                                450,000                477,675
----------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                            1,200,000              1,287,000
----------------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 3                                                 1,840,000              1,840,000
----------------------------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                           875,000                901,250
----------------------------------------------------------------------------------------------------------------------------
French Lick Resorts & Casino LLC, 10.75% First Mtg. Nts., 4/15/14 3,4                        910,000                910,000
----------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                                             700,000                733,250
----------------------------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 3                                       1,435,000              1,485,225


1                        |                       Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                                     $       917,000        $       934,194
----------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                            1,750,000              1,736,875
9% Sr. Sub. Nts., 3/15/12                                                                    600,000                639,750
----------------------------------------------------------------------------------------------------------------------------
ITT Corp., 7.375% Unsec. Debs., 11/15/15                                                     800,000                868,000
----------------------------------------------------------------------------------------------------------------------------
Kerzner International Ltd., 6.75% Sr. Unsec. Sub. Nts., 10/1/15                              280,000                296,100
----------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                                 41,000                 44,690
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                                800,000                846,000
----------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.75% Sr. Nts., 4/1/13 3, 4                                                                  510,000                510,000
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                        3,600,000              3,816,000
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                           800,000                837,000
----------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                         440,000                436,150
6.375% Sr. Sub. Nts., 7/15/09                                                                800,000                800,000
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                                         915,000                913,856
8% Sr. Sub. Nts., 4/1/12                                                                   1,700,000              1,789,250
----------------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14                                                  600,000                624,000
----------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                                              1,500,000              1,601,250
9.375% Sr. Unsec. Sub. Nts., 2/15/07                                                       1,500,000              1,550,625
----------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                                           445,000                447,225
6.875% Sr. Sub. Nts., 12/1/11                                                                150,000                153,375
----------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                          2,750,000              2,894,375
----------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                               400,000                400,500
9.625% Sr. Nts., 6/1/14                                                                      457,000                462,713
9.75% Sr. Nts., 4/15/13                                                                    1,350,000              1,366,875
----------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12                         1,500,000              1,638,750
----------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                         3,800,000              3,776,250
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                                          480,000                484,800
----------------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                                 3,200,000              3,128,000
----------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                          1,000,000              1,107,500
----------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                           1,100,000              1,091,750
----------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                      2,400,000              2,343,000
                                                                                                            ----------------
                                                                                                                 46,099,153
----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.4%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                             500,000                521,875
----------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                              300,000                338,031
----------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                                          900,000                886,500
8.875% Sr. Sub. Nts., 4/1/12                                                                 800,000                840,000
----------------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                               150,000                158,962
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                          350,000                367,938
----------------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                             960,000              1,008,000
----------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp.:
7.75% Sr. Nts., 3/15/13                                                                      650,000                637,813


2                        |                       Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
9.25% Sr. Sub. Nts., 4/15/12                                                         $       700,000        $       720,125
----------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                     500,000                523,750
----------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                          800,000                818,000
----------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                            800,000                810,000
                                                                                                            ----------------
                                                                                                                  7,630,994
----------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                       445,000                449,450
----------------------------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12 1                                      700,000                771,750
----------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7% Sr. Nts., 3/1/14 3                                    275,000                276,375
                                                                                                            ----------------
                                                                                                                  1,497,575
----------------------------------------------------------------------------------------------------------------------------
MEDIA--13.1%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 2                                                             360,000                210,600
8.125% Sr. Nts., Series B, 7/15/03 2                                                         575,000                345,000
8.375% Sr. Nts., Series B, 2/1/08 2                                                        1,000,000                595,000
10.25% Sr. Unsec. Sub. Nts., 6/15/11 2                                                     1,000,000                635,000
10.875% Sr. Unsec. Nts., 10/1/10 2                                                         1,000,000                595,000
----------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                          700,000                707,000
----------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                                            1,050,000                942,375
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                           192,000                187,680
----------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                         900,000                774,000
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                              1,200,000              1,092,000
----------------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 8.25% Sr. Nts., 12/15/15 3                                       625,000                615,625
----------------------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr. Sub. Nts., 2/15/14                                          850,000                784,125
----------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings I LLC, 0%/11.75% Sr. Unsec. Unsub.
Nts., 5/15/14 6                                                                              515,000                270,375
----------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC, 10.25% Sr. Unsec. Nts.,
9/15/10                                                                                    1,000,000                987,500
----------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC/Charter Communications
Holdings II Capital Corp., 10.25% Sr. Nts., 9/15/10 3                                      1,835,000              1,807,475
----------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp., 8.375% Sr. Nts., Second Lien, 4/30/14 3                            5,450,000              5,463,625
----------------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                          400,000                427,000
----------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 6                                  2,200,000              1,694,000
----------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.625% Sr. Unsec. Debs., 7/15/18                                                           1,500,000              1,490,625
7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                                            1,700,000              1,717,000
----------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec.
Nts., 11/15/09                                                                               800,000                858,000
----------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                                      700,000                743,750
9.875% Sr. Sub. Nts., 8/15/13                                                              1,172,000              1,302,385
----------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 6                                                          500,000                425,000
0%/9% Unsec. Disc. Nts., 11/15/13 6                                                          500,000                425,000
8% Unsec. Nts., 11/15/13                                                                   6,450,000              6,675,750


3                        |                       Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Dow Jones CDX High Yield Index Pass-Through Certificates, Series
6-T1, 8.625%, 6/29/11 3,4                                                            $     4,000,000        $     3,985,000
----------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                                              500,000                485,625
7.125% Sr. Nts., 2/1/16 3                                                                    800,000                791,000
----------------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                                  1,200,000              1,164,000
----------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                                     610,000                570,350
----------------------------------------------------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                         500,000                532,500
----------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                                       1,872,000              1,872,000
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                           200,000                206,000
----------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                           785,000                741,825
----------------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13 1                                300,000                325,500
----------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 6                                   1,600,000              1,048,000
----------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50% Sr. Nts.,
10/15/15                                                                                     580,000                559,700
----------------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                        1,257,000              1,250,715
----------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                               1,400,000              1,270,500
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                         800,000                748,000
----------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 10.777% Sr. Sec. Nts., 1/15/13 3,7                            1,165,000              1,159,175
----------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                       1,100,000              1,012,000
8.875% Sr. Unsec. Nts., 5/15/11                                                            1,157,000              1,133,860
----------------------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 3                                      460,000                450,932
----------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., 1/15/13 3                                                           1,635,000              1,536,900
6.875% Sr. Disc. Nts., Series A-2, 1/15/13 3                                               2,960,000              2,782,400
6.875% Sr. Nts., 1/15/13                                                                   2,700,000              2,538,000
8.875% Sr. Nts., Series A-3, 1/15/16 3                                                     2,755,000              2,878,975
----------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts., 12/15/12 3                        1,000,000              1,113,750
----------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                               800,000                844,000
----------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 3                                      900,000                963,000
----------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12                           4,200,000              4,305,000
----------------------------------------------------------------------------------------------------------------------------
Vertis, Inc.:                                                                              1,400,000              1,442,000
9.75% Sr. Sec. Nts., 4/1/09
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                                   600,000                592,500
----------------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 6                                    2,365,000              1,753,056
                                                                                                            ----------------
                                                                                                                 71,827,153
----------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Nts., 3/15/14 3                                     2,600,000              2,514,200
----------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc.:
9% Sr. Nts., 10/15/15 3                                                                    1,645,000              1,747,813
10.375% Sr. Sub. Nts., 10/15/15 3                                                            625,000                667,188
                                                                                                            ----------------
                                                                                                                  4,929,201
----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.7%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                                     600,000                615,750
----------------------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Unsec. Sub. Nts., 1/15/14                         500,000                476,250


4                        |                       Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                             $       950,000        $       919,125
----------------------------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc., 10.366% Sr. Sec. Nts., 1/15/14 3,7                                   735,000                740,513
----------------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11 1                                 750,000                808,125
----------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                            350,000                351,750
                                                                                                            ----------------
                                                                                                                  3,911,513
----------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.6%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 3                                                    2,575,000              2,768,125
----------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
9.28% Sr. Unsec. Unsub. Nts., 4/1/12 7                                                     2,400,000              2,496,000
9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                                        755,000                798,413
----------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 1                                           500,000                517,500
----------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                                            975,000                953,063
----------------------------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                                        800,000                834,000
                                                                                                            ----------------
                                                                                                                  8,367,101
----------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.3%
----------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                                    500,000                526,875
----------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.5%
Jean Coutu Group (PJC), Inc. (The), 8.50% Sr. Sub. Nts., 8/1/14                            1,600,000              1,476,000
----------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 1,2                                              476,601                     --
----------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                                 900,000                923,625
9.50% Sr. Sec. Nts., 2/15/11                                                                 450,000                477,000
                                                                                                            ----------------
                                                                                                                  2,876,625
----------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.9%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10                                  500,000                525,315
----------------------------------------------------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                                          350,000                343,000
8.625% Sr. Sub. Nts., 12/15/12                                                             1,000,000              1,061,250
----------------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co.:
10.625% Sr. Unsec. Sub. Nts., 11/15/15                                                       875,000                931,875
10.75% Sr. Nts., 3/1/10                                                                    2,000,000              2,175,000
----------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                                      687,000                693,870
8.875% Sr. Unsec. Nts., 3/15/11                                                              146,000                145,270
----------------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                                  900,000                884,250
----------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                                         925,000                948,125
8% Sr. Nts., Series B, 10/15/09                                                              900,000                942,750
----------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.625% Sr. Sub. Nts., 4/15/11 1 [EUR]                        1,000,000              1,286,083
                                                                                                            ----------------
                                                                                                                  9,936,788
----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.6%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                                 900,000                889,875
----------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                                   1,000,000              1,062,500
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                        1,295,000              1,359,750
----------------------------------------------------------------------------------------------------------------------------
Spectrum Brands, Inc., 7.375% Sr. Unsec. Sub. Nts., 2/1/15                                    71,000                 62,125
                                                                                                            ----------------
                                                                                                                  3,374,250


5                        |                       Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                           $     1,150,000        $     1,184,500
----------------------------------------------------------------------------------------------------------------------------
ENERGY--8.5%
----------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.6%
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                                 400,000                420,000
----------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec. Sub. Nts., 12/15/10                                700,000                737,625
----------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08                               221,000                227,078
----------------------------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                                         600,000                632,250
----------------------------------------------------------------------------------------------------------------------------
RathGibson, Inc., 11.25% Sr. Nts., 2/15/14 3                                                 460,000                483,000
----------------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                             800,000                816,000
                                                                                                            ----------------
                                                                                                                  3,315,953
----------------------------------------------------------------------------------------------------------------------------
OIL & GAS--7.9%
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                             900,000                897,750
----------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Nts., 12/15/15 3                                      450,000                471,375
----------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                              550,000                543,813
6.875% Sr. Unsec. Nts., 1/15/16                                                            1,320,000              1,336,500
----------------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr. Unsec. Nts., 8/1/13                                 390,000                368,550
----------------------------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp.:
7.625% Sr. Nts., 12/1/13                                                                     670,000                673,350
7.625% Sr. Nts., 12/1/13 3,4                                                                 730,000                733,650
----------------------------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Nts., 3/1/16 3                                                 275,000                286,000
----------------------------------------------------------------------------------------------------------------------------
El Paso Corp.:
7.75% Sr. Nts., 1/15/32                                                                    1,300,000              1,316,250
7.875% Sr. Unsec. Nts., 6/15/12                                                            3,207,000              3,355,324
----------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                                   350,000                362,250
----------------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                              3,000,000              3,123,750
----------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                   1,000,000              1,037,500
----------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                                        850,000                867,000
----------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                          450,000                451,125
----------------------------------------------------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr. Nts., 3/1/16 3                                   1,165,000              1,199,950
----------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts., 11/15/10                                                 400,000                409,000
----------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14                                                        1,300,000              1,309,750
8.375% Sr. Sub. Nts., 8/15/12                                                                600,000                645,000
----------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25% Sr.
Unsec. Nts., 9/15/15                                                                         195,000                191,100
----------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                            1,200,000              1,224,000
----------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125% Sr. Nts., 6/15/14                                600,000                619,500
----------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                                       1,000,000              1,108,795
----------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                                    915,000                908,138
----------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                                445,000                440,550
7.375% Sr. Sub. Nts., 7/15/13                                                                400,000                416,000
----------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                                        2,100,000              2,170,627
8% Sr. Unsub. Nts., 3/1/32                                                                   900,000                991,563
8.875% Sr. Nts., 3/15/10                                                                     700,000                748,125
----------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                                         860,000                808,400
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                                       1,300,000              1,313,000


6                        |                       Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 3                                     $       950,000        $       992,750
----------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                              575,000                635,375
----------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                            3,115,000              3,334,168
----------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Nts., 11/1/12 3                                                                    715,000                706,063
6.625% Sr. Nts., 11/1/15 3                                                                   715,000                711,425
----------------------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp., 8.875% Sr. Unsub. Nts.,
Series B, 7/15/12                                                                            200,000                229,000
----------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts., 5/1/12                                         800,000                801,000
----------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                          550,000                568,563
7.625% Nts., 7/15/19                                                                         900,000                963,000
8.75% Unsec. Nts., 3/15/32                                                                 2,400,000              2,820,000
----------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08                                     300,000                303,000
                                                                                                            ----------------
                                                                                                                 42,392,029
----------------------------------------------------------------------------------------------------------------------------
FINANCIALS--4.8%
----------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                        1,900,000              2,099,500
----------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series
B, 9/30/08 1                                                                               1,550,000              1,116,000
----------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                                                              691,000                708,275
8% Sr. Nts., 6/15/11                                                                         825,000                861,094
                                                                                                            ----------------
                                                                                                                  4,784,869
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.2%
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                                     517,000                555,775
----------------------------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                                    400,000                451,000
                                                                                                            ----------------
                                                                                                                  1,006,775
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.7%
Affinia Group, Inc., 9% Sr. Unsec. Sub. Nts., 11/30/14                                       450,000                389,250
----------------------------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.:
0%/10.50% Sr. Unsec. Disc. Nts., Series B, 10/1/14 6                                       1,600,000              1,248,000
9.625% Sr. Sub. Nts., 6/15/14                                                              1,560,000              1,735,500
----------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates, Series
6-T3, 8.125%, 6/29/11 3,4                                                                  6,500,000              6,426,875
----------------------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15                                          865,000                817,425
----------------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 3                                                   3,540,000              3,531,150
----------------------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                               270,000                273,375
9.43% Sr. Unsec. Nts., 5/1/10 7                                                              270,000                275,400
                                                                                                            ----------------
                                                                                                                 14,696,975
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.0%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec.
Nts., 2/1/12                                                                               1,300,000              1,339,000
----------------------------------------------------------------------------------------------------------------------------
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                                       837,000                920,700
----------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                                      196,000                198,450
----------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts., Series O, 3/15/15                                       1,025,000              1,013,469
----------------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp., 9.125% Sr. Unsec. Nts., 1/15/11                                  457,000                531,263


7                        |                       Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE CONTINUED
Trustreet Properties, Inc., 7.50% Sr. Unsec. Nts., 4/1/15                            $     1,145,000        $     1,153,588
                                                                                                            ----------------
                                                                                                                  5,156,470
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--5.3%
----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Angiotech Pharmaceuticals, Inc., 7.75% Sr. Sub. Nts., 4/1/14 3                               455,000                461,825
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.4%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12                            600,000                594,000
----------------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12 1                             700,000                742,000
----------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11                          800,000                834,000
                                                                                                            ----------------
                                                                                                                  2,170,000
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.7%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13 1                                       700,000                742,000
----------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts.,
12/15/12                                                                                     900,000                876,375
----------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                              890,000                892,225
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                                        1,910,000              1,929,100
----------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                                 600,000                621,000
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                                           500,000                530,625
----------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                               1,600,000              1,644,000
----------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                                         400,000                425,000
----------------------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                             1,400,000              1,373,460
6.375% Nts., 1/15/15                                                                       1,500,000              1,467,413
8.75% Sr. Nts., 9/1/10                                                                     2,800,000              3,051,056
----------------------------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12                              900,000                684,000
----------------------------------------------------------------------------------------------------------------------------
National Nephrology Assn., 9% Sr. Sub. Nts., 11/1/11 3                                       200,000                220,090
----------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.:                                                                              185,000                185,000
6.75% Sr. Sub. Nts., 12/15/13
6.875% Sr. Sub. Nts., 12/15/15                                                               285,000                285,713
----------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15                             485,000                495,913
----------------------------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12 1                                600,000                627,000
----------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                  1,875,000              1,701,563
----------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                                   1,574,000              1,428,405
7.375% Nts., 2/1/13                                                                           57,000                 52,298
9.875% Sr. Nts., 7/1/14                                                                    2,600,000              2,645,500
----------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Sub. Nts., 11/15/13                                            725,000                717,750
----------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                                  650,000                676,000
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                         650,000                713,375
----------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts., 10/1/15 6                     1,760,000              1,293,600
                                                                                                            ----------------
                                                                                                                 25,278,461
----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.1%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11                           800,000                796,000
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.6%
----------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.5%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                       910,000                923,650
----------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875% Sr. Unsec. Sub. Nts., 5/1/11                                       57,000                 59,565


8                        |                       Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                              $       735,000        $       735,000
6.875% Sr. Unsec. Sub. Nts., 11/1/13                                                         300,000                301,500
7.625% Sr. Sub. Nts., 2/1/18                                                                 320,000                331,200
----------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                                684,000                654,930
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                       1,100,000              1,075,250
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                            1,280,000              1,267,200
7.625% Sr. Sub. Nts., 6/15/12                                                                500,000                518,750
----------------------------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                                            1,200,000              1,260,000
----------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                                     580,000                630,025
11% Sr. Sub. Nts., 2/15/13                                                                   454,000                509,615
                                                                                                            ----------------
                                                                                                                  8,266,685
----------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 1,2                                        1,575,000                 70,875
----------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.6%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                     700,000                729,750
----------------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Unsec. Sub. Nts.,
12/15/12                                                                                   1,060,000              1,052,050
----------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                                           544,000                586,160
----------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                           600,000                613,500
                                                                                                           -----------------
                                                                                                                  2,981,460
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.6%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15                                                                      225,000                230,625
7.375% Sr. Sec. Nts., Series B, 4/15/14                                                    1,950,000              1,940,250
8.875% Sr. Nts., Series B, 4/1/08                                                          1,900,000              2,004,500
9.25% Sr. Sec. Debs., Series B, 9/1/12                                                       283,000                306,701
----------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 1,2                          200,000                     --
----------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                                1,600,000              1,572,000
----------------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                                    350,000                352,188
----------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                          890,000                879,988
7.50% Sr. Nts., 5/1/11                                                                       500,000                517,500
----------------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                                  600,000                648,750
                                                                                                            ----------------
                                                                                                                  8,452,502
----------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.3%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                               650,000                672,750
----------------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                                     100,000                 84,000
----------------------------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                                                500,000                542,500
----------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                                 400,000                429,000
                                                                                                            ----------------
                                                                                                                  1,728,250
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.2%
Covalence Specialty Materials Corp., 10.25% Sr. Sub. Nts., 3/1/16 3                          575,000                606,625
----------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                          250,000                235,000
                                                                                                            ----------------
                                                                                                                    841,625
----------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.1%
Case New Holland, Inc., 7.125% Sr. Nts., 3/1/14 3                                            730,000                724,525
----------------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 3                                              600,000                585,000


9                        |                       Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
MACHINERY CONTINUED
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                               $       740,000        $       778,850
----------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                                                     150,000                153,750
10.50% Sr. Sub. Nts., 8/1/12                                                                 520,000                578,500
----------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                                       1,700,000              1,564,000
----------------------------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                                      600,000                630,001
----------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                          1,000,000              1,005,000
                                                                                                            ----------------
                                                                                                                  6,019,626
----------------------------------------------------------------------------------------------------------------------------
MARINE--0.0%
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts.,
6/30/07 2,3                                                                                  191,000                218,934
----------------------------------------------------------------------------------------------------------------------------
WPO Shipholding Co. LLC, 12% Sr. Sec. Nts., 7/15/05 1, 2                                     700,000                     --
                                                                                                            ----------------
                                                                                                                    218,934
----------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.5%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                              500,000                510,000
----------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                                  150,000                141,750
7.50% Sr. Unsec. Nts., 11/1/13                                                               928,000                921,040
9.625% Sr. Nts., 12/1/12                                                                   1,100,000              1,204,500
                                                                                                            ----------------
                                                                                                                  2,777,290
----------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.7%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                            4,000,000              3,870,000
----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12                                                          473,000                502,563
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.6%
----------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.8%
Loral Skynet Corp., 14% Sr. Sec. Nts., 11/21/15 8                                            198,000                239,580
----------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                                     4,500,000              4,083,750
----------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 2                       1,150,000                 17,250
                                                                                                            ----------------
                                                                                                                  4,340,580
----------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                                        700,000                730,625
----------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14                              1,700,000              1,674,500
----------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp.:
6.75% Unsec. Sub. Nts., 3/1/13                                                               470,000                450,025
8.125% Sr. Sub. Nts., 3/1/16                                                                 950,000                964,250
----------------------------------------------------------------------------------------------------------------------------
Solectron Corp., 8% Sr. Sub. Nts., 3/15/16 3                                                 640,000                644,800
                                                                                                            ----------------
                                                                                                                  3,733,575
----------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 1,2 [EUR]                             846,550                     --
----------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 1,2                             240,208                     --
----------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 1,2 [EUR]                                    1,000,000                     --
                                                                                                           -----------------
                                                                                                                         --
----------------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.2%
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec. Sub. Nts.,
Series B, 2/15/13 1                                                                        1,300,000              1,358,500


10                       |                       Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
IT SERVICES CONTINUED
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                             $     1,000,000        $     1,045,000
----------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13 3                                                          2,130,000              2,263,125
10.25% Sr. Sub. Nts., 8/15/15 3                                                            1,490,000              1,575,675
                                                                                                            ----------------
                                                                                                                  6,242,300
----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.8%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12                               1,655,000              1,739,819
----------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc.:
7.75% Sr. Nts., 5/15/13                                                                    1,050,000                971,250
9.25% Sr. Unsec. Sub. Nts., 2/15/08                                                        1,431,000              1,466,775
                                                                                                            ----------------
                                                                                                                  4,177,844
----------------------------------------------------------------------------------------------------------------------------
MATERIALS--10.4%
----------------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.6%
AEP Industries, Inc., 7.875% Sr. Unsec. Unsub. Nts., 3/15/13                                 300,000                303,000
----------------------------------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12                                                      800,000                904,000
----------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                                               400,000                416,000
10.125% Sr. Unsec. Nts., 9/1/08                                                               57,000                 60,848
10.625% Sr. Unsec. Nts., 5/1/11                                                            1,400,000              1,522,500
----------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 10.125% Sr. Unsec. Sub. Nts.,
7/1/09                                                                                     1,645,000              1,694,350
----------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.875% Sr. Sub. Nts., 1/1/15 3,7                                 800,000                812,000
----------------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 7                                                            332,000                383,460
11.625% Sr. Unsec. Nts., 10/15/10                                                             37,000                 42,088
----------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc.:
10.875% Sr. Unsec. Nts., 8/1/13                                                               57,000                 65,550
10.875% Sr. Unsec. Nts., Series B, 6/1/08                                                     11,000                 12,073
----------------------------------------------------------------------------------------------------------------------------
Ineos Group Holdings plc, 8.50% Nts., 2/15/16 3                                            1,330,000              1,270,150
----------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Unsec. Sub. Nts., 8/15/14                                       1,000,000              1,045,000
----------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 6                          750,000                547,500
----------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                                     34,000                 35,530
9.50% Sr. Sec. Nts., 12/15/08                                                                 59,000                 61,655
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                     1,000,000              1,037,500
10.50% Sr. Sec. Nts., 6/1/13                                                                 800,000                890,000
11.125% Sr. Sec. Nts., 7/15/12                                                               300,000                330,750
----------------------------------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08                                411,000                419,734
----------------------------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09 1                                                                 450,000                465,750
13.50% Sr. Unsec. Sub. Nts., 11/15/10                                                        300,000                322,125
----------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14                                                                400,000                404,000
10.625% Sr. Unsec. Sub. Nts., 5/15/11 1                                                      291,000                320,828
----------------------------------------------------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox Finance Corp., 9.50% Sr. Nts., 12/1/12 3                         955,000              1,007,525
                                                                                                            ----------------
                                                                                                                 14,373,916
----------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 6                                     1,420,000              1,043,700
----------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--4.0%
Ball Corp., 6.625% Sr. Nts., 3/15/18                                                         910,000                907,725


11                       |                       Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING CONTINUED
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15 3                                     $       760,000        $       792,300
----------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                                              350,000                355,250
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                                      1,900,000              1,933,250
----------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                    1,000,000                995,000
9.50% Sr. Sub. Nts., 8/15/13                                                               1,200,000              1,128,000
----------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                                         350,000                330,750
8.25% Sr. Unsec. Nts., 10/1/12                                                             1,950,000              1,923,188
----------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                               800,000                850,000
----------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                                 500,000                523,750
8.25% Sr. Unsec. Nts., 5/15/13                                                             1,657,000              1,739,850
8.75% Sr. Sec. Nts., 11/15/12                                                              1,350,000              1,451,250
8.875% Sr. Sec. Nts., 2/15/09                                                                300,000                313,875
----------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 11.625% Sr. Sec. Nts., 6/15/09 2                                               540,268                607,802
----------------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                                 2,250,000              2,126,250
----------------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                                      850,000                841,500
9.25% Sr. Unsec. Nts., 2/1/08                                                              1,000,000              1,046,250
9.75% Sr. Unsec. Nts., 2/1/11                                                              1,000,000              1,032,500
----------------------------------------------------------------------------------------------------------------------------
Stone Container Finance Co. of Canada II, 7.375% Sr. Unsec. Nts.,
7/15/14                                                                                      300,000                280,500
----------------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 3                                           290,000                322,625
----------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                         2,300,000              2,116,000
                                                                                                            ----------------
                                                                                                                 21,617,615
----------------------------------------------------------------------------------------------------------------------------
METALS & MINING--2.4%
AK Steel Corp., 7.75% Sr. Unsec. Nts., 6/15/12                                             1,107,000              1,124,989
----------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                                       1,000,000              1,045,000
----------------------------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc., 8% Sr. Sub. Nts., 12/1/15 1                                    1,075,000              1,088,438
----------------------------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                                        700,000                775,250
----------------------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                                          300,000                328,500
----------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                              1,364,000              1,545,213
----------------------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                                        800,000                868,000
----------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B,
10/15/06 2                                                                                 1,000,000                525,000
----------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                                       614,000                675,400
----------------------------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                                            200,000                212,000
----------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.75% Sr. Nts., 2/15/15 3,7                                                 1,915,000              1,847,975
----------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09 1                                          1,300,000              1,384,500
----------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                                400,000                419,500
----------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                                      505,000                547,925
10.75% Sr. Nts., 8/1/08                                                                      389,000                429,845
                                                                                                            ----------------
                                                                                                                 12,817,535
----------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.2%
Abitibi-Consolidated Co. of Canada, 8.375% Sr. Unsec. Sub. Nts.,
4/1/15                                                                                     1,200,000              1,176,000
----------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                                               600,000                606,000
----------------------------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11                                              600,000                606,000
----------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                          350,000                354,375


12                       |                       Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS CONTINUED
Domtar, Inc., 7.125% Nts., 8/15/15                                                   $       500,000        $       445,000
----------------------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 2                                 1,700,000              1,105,000
----------------------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 3,8 [EUR]                                          291,088                359,812
----------------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                          620,000                554,900
----------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                    1,000,000                950,000
----------------------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc., 7.75% Sr. Nts., 3/15/12                                             490,000                279,300
                                                                                                            ----------------
                                                                                                                  6,436,387
----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.8%
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.7%
American Tower Corp., 7.125% Sr. Unsec. Nts., 10/15/12                                       500,000                522,500
----------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd., 8.625% Sr. Nts., 1/15/15                             1,980,000              2,054,250
----------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts., 8/15/14                                                1,300,000              1,374,750
----------------------------------------------------------------------------------------------------------------------------
PanAmSat Holding Corp., 0%/10.375% Sr. Unsec. Disc. Nts., 11/1/14 6                          750,000                543,750
----------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11                                                            900,000                916,875
7.90% Unsec. Nts., 8/15/10                                                                 1,657,000              1,731,565
----------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Unsec. Sub.
Nts., 2/15/11 7                                                                              600,000                618,000
----------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12 7                                          3,200,000              3,592,000
----------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1, 2                                                400,000                      --
----------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts.,
2/15/14                                                                                    2,150,000              2,316,625
----------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11                              300,000                316,875
----------------------------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub.
Nts., 2/15/15                                                                                445,000                468,363
----------------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 1,2                                 1,000,000                     --
                                                                                                            ----------------
                                                                                                                 14,455,553
----------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--6.1%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                                      500,000                541,250
11% Sr. Unsec. Nts., 7/31/10                                                                  57,000                 63,698
12.50% Sr. Unsec. Nts., 2/1/11 1                                                             100,000                108,500
----------------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                    2,110,000              2,299,900
----------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                                               1,650,000              1,736,625
----------------------------------------------------------------------------------------------------------------------------
AT&T Corp.:
9.05% Sr. Unsec. Nts., 11/15/11 7                                                          1,076,000              1,164,509
9.75% Sr. Nts., 11/15/31 7                                                                   300,000                359,294
----------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 1,2                             1,834,000                     --
----------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications
Corp., 10.125% Sr. Nts., 6/15/13                                                           2,200,000              2,414,500
----------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                                 470,000                499,375
----------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.85% Sr. Unsec. Nts., 10/15/12 7                                                            290,000                289,275
8.875% Sr. Nts., 10/1/13                                                                     769,000                776,690
----------------------------------------------------------------------------------------------------------------------------
IWO Holdings, Inc., 8.35% Sr. Sec. Nts., 1/15/12 7                                           220,000                230,175
----------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                             7,490,000              7,860,792
----------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11                                               700,000                743,750


13                       |                       Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
Rogers Wireless, Inc.:
6.375% Sec. Nts., 3/1/14                                                             $     2,100,000        $     2,105,250
7.50% Sec. Nts., 3/15/15                                                                     900,000                969,750
8% Sr. Sub. Nts., 12/15/12                                                                   600,000                639,750
----------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                                                               2,857,000              2,914,140
9.875% Sr. Nts., 2/1/10                                                                    2,200,000              2,359,500
----------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr. Unsec. Nts., Cl. A, 12/1/12                              909,000              1,013,535
----------------------------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp.,
0%/9.75% Sr. Disc. Nts., 12/15/11 6                                                        1,540,000              1,478,400
----------------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec. Nts., 6/1/13                                              412,000                393,460
----------------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                                           1,100,000              1,207,250
----------------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12 1                                               500,000                563,125
                                                                                                            ----------------
                                                                                                                 32,732,493
----------------------------------------------------------------------------------------------------------------------------
UTILITIES--5.4%
----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.8%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 3                                            1,550,000              1,681,750
----------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                      357,000                369,049
7.75% Sr. Nts., 8/1/10                                                                       400,000                421,000
----------------------------------------------------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds, Series B,
12/30/11                                                                                     842,000                876,041
----------------------------------------------------------------------------------------------------------------------------
FPL Energy National Wind Power LLC:
5.608% Nts., 3/10/24 3                                                                       508,453                489,712
6.125% Nts., 3/25/19 3                                                                       291,989                284,452
----------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                        3,900,000              4,241,250
----------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30% Sr. Unsec. Nts., 5/1/11                              2,600,000              2,704,000
----------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co. II, Inc., 7.375%
Sr. Sec. Nts., Series B, 9/1/10                                                              700,000                724,500
----------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., 8.50% Sr.
Sec. Nts., 9/1/10                                                                            400,000                426,000
----------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                                 157,000                157,981
9.50% Sr. Sec. Nts., 7/15/13                                                                 225,000                226,406
----------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Nts., 8/15/17 3                                        2,281,000              2,300,959
                                                                                                            ----------------
                                                                                                                 14,903,100
----------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--1.0%
Dynegy Holdings, Inc., 8.375% Sr. Unsec. Nts., 5/1/16 3,4                                    110,000                110,000
----------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
8.50% Sr. Unsec. Nts., 10/1/21                                                               600,000                613,500
9.125% Sr. Unsec. Nts., 5/1/31                                                             1,200,000              1,284,000
----------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.:
7.25% Sr. Nts., 2/1/14                                                                       275,000                280,156
7.375% Sr. Nts., 2/1/16                                                                    3,040,000              3,112,200
                                                                                                            ----------------
                                                                                                                  5,399,856
----------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                                 400,000                404,234
----------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.5%
AES Red Oak LLC:
8.54% Sr. Sec. Bonds, Series A, 11/30/19 9                                                   771,549                844,846


14                       |                       Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER CONTINUED
9.20% Sr. Sec. Bonds, Series B, 11/30/29                                             $       500,000        $       565,000
----------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                        901,000                873,970
8.75% Sr. Nts., 2/15/12                                                                      424,000                445,200
10.125% Sr. Sec. Nts., 7/15/13 3                                                           3,100,000              3,555,545
----------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                                          1,245,635              1,327,761
----------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                            580,000                574,180
                                                                                                            ----------------
                                                                                                                  8,186,502
                                                                                                            ----------------
Total Corporate Bonds and Notes (Cost $472,681,347)                                                             474,468,915

                                                                                              Shares
----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.8%
----------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,10                                     13,764                     --
----------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into
Dobson Communications Corp., Cl. A common stock), Non-Vtg. 3                                     885                161,844
----------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 1,10                               498                     50
----------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B,
Non-Vtg. 1, 10                                                                                 8,000                     --
----------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,10                                           342                     --
----------------------------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A, Non-Vtg. 3,10                                          1,634                327,617
----------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25% Cum. Jr. Exchangeable,
Non-Vtg. 1, 8                                                                                    213              1,858,539
----------------------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg. 1,10                                                      22                     42
----------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 1,10                                      245                298,900
----------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1                              10,000              1,462,500
                                                                                                            ----------------
Total Preferred Stocks (Cost $4,784,162)                                                                          4,109,492
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--2.6%
----------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc.10                                                                 2,610                 86,548
----------------------------------------------------------------------------------------------------------------------------
Allegheny Technologies, Inc.                                                                   1,970                120,525
----------------------------------------------------------------------------------------------------------------------------
American Tower Corp. 10                                                                       19,733                598,305
----------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                       1,060                107,071
----------------------------------------------------------------------------------------------------------------------------
Aon Corp.                                                                                      2,680                111,247
----------------------------------------------------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                                                     3,380                113,737
----------------------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                                  1,652                117,424
----------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. 1,10                                                                        3,690                 36,900
----------------------------------------------------------------------------------------------------------------------------
Avaya, Inc. 10                                                                                 9,621                108,717
----------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                                    800                110,960
----------------------------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 10                                                                       2,210                 95,384
----------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                             1,369                114,079
----------------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                     1,180                108,454
----------------------------------------------------------------------------------------------------------------------------
CA, Inc.                                                                                       4,000                108,840
----------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                              1,450                104,125
----------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 1,10                                                          2,645                     --


15                       |                       Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
Centex Corp.                                                                                   1,581        $        98,006
----------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 10                                              8,360                409,807
----------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                       12,000                376,920
----------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                    1,130                107,847
----------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                                                2,000                107,040
----------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                  359                 16,956
----------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                 1,720                108,618
----------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                    3,090                113,403
----------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 10                                                           20,660                 39,874
----------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                  1,000                105,100
----------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                              3,213                106,736
----------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 10                                                         43,391                347,996
----------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co. (The)                                                                        13,000                527,800
----------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                              3,800                110,770
----------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 10                                                                     4,197                113,235
----------------------------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                                           2,100                107,478
----------------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                                 45,000                542,250
----------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 10                                                                       1,233                108,381
----------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                                                    2,010                120,138
----------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Liquidating Trust 1                                                 226                     --
----------------------------------------------------------------------------------------------------------------------------
Globix Corp. 10                                                                               11,467                 31,649
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                                  750                117,720
----------------------------------------------------------------------------------------------------------------------------
Gulfstream Holding, Inc. 1,10                                                                     56                     --
----------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                                  1,300                104,715
----------------------------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,10                                                            20,000                     --
----------------------------------------------------------------------------------------------------------------------------
Huntsman Corp. 1,10                                                                           19,570                358,816
----------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 10                                                     42,107                237,905
----------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. 10                                                                                 10,189                478,883
----------------------------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                                          1,820                101,811
----------------------------------------------------------------------------------------------------------------------------
KB Home                                                                                        1,610                104,618
----------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 10                                                           1,913                 83,388
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                   742                107,241
----------------------------------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A                                                                            1,822                110,012
----------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                                                 8,343                170,781
----------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 10                                                              8,343                164,774
----------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                         1,940                105,905
----------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 10                                                          12,388                354,916
----------------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                        3,834                104,285
----------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 10                                                             10,104                408,909
----------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                      1,039                 94,705
----------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                             1,484                113,036
----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                      1,390                109,476
----------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                         2,090                113,006
----------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 10                                                                               11,337                 87,068
----------------------------------------------------------------------------------------------------------------------------
NTL, Inc. 10                                                                                  69,198              2,014,354
----------------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                    1,218                127,634
----------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp. 10                                                                                2,200                125,972
----------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                     1,141                105,714


16                       |                       Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 10                                                                      2,235        $        35,358
----------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                             1,508                121,439
----------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                             1,530                102,984
----------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 10                                                                 24,040                646,676
----------------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 1,10                                                                           62,829                    628
----------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                                     1,430                108,408
----------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                                        1,020                107,610
----------------------------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                                            2,410                107,920
----------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 10                                                                      398                  4,080
----------------------------------------------------------------------------------------------------------------------------
Teco Energy, Inc.                                                                             20,000                322,400
----------------------------------------------------------------------------------------------------------------------------
Tellabs, Inc. 10                                                                               7,280                115,752
----------------------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 10                                                                        7,500                  7,500
----------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                      2,040                 91,310
----------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                      1,876                113,836
----------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                            1,902                113,702
----------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                     935                 31,846
----------------------------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 10                                                               2,701                     14
----------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                        2,540                108,234
----------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 10                                                              85,047                160,212
----------------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 1,10                                                                           1,353                     14
----------------------------------------------------------------------------------------------------------------------------
XO Holdings, Inc. 10                                                                           3,509                 13,861
                                                                                                            ----------------
Total Common Stocks (Cost $13,571,378)                                                                           13,961,748

                                                                                               Units
----------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 10                                                           500                     --
----------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,10                                                           600                     --
----------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 1,10                                                750                     --
----------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 1,10                                        1,750                     --
----------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,10                                                      1,500                     --
----------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp.5/16/06 1,10                                                                              10,561                     53
Exp.5/16/06 1,10                                                                                  16                     --
----------------------------------------------------------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts., Exp. 1/31/08 1,10                                       5,148                     --
----------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,10                                                               750                     --
----------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 3,10                                        800                     --
----------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,10                                                           1,000                     --
----------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 10                                                   20,000                  6,200
----------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 1,10                                                651                     --
----------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
Series A Wts., Exp. 1/16/10 10                                                                 7,031                  3,164
Series B Wts., Exp. 1/16/10 10                                                                 5,273                  1,635
Series C Wts., Exp. 1/16/10 10                                                                 5,273                  1,318
                                                                                                            ----------------
Total Rights, Warrants and Certificates (Cost $72,430)                                                               12,370


17                       |                       Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--0.6%
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return Index
Securities, Series 2005-1, 7.651%, 6/15/15 1, 5 (Cost $3,481,436)                    $     3,329,268        $     3,432,908
----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--7.9%
----------------------------------------------------------------------------------------------------------------------------
Undivided interest of 28.36% in repurchase agreement (Principal
Amount/Value $150,621,000, with a maturity value of $150,677,483)
with DB Alex Brown LLC, 4.50%, dated 3/31/06, to be repurchased at
$42,731,018 on 4/3/06, collateralized by U.S. Treasury Bonds,
4.50%, 2/15/16 with a value of $153,696,194 (Cost $42,715,000)                            42,715,000             42,715,000
----------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $537,794,649)                                                 99.9%           539,150,217
----------------------------------------------------------------------------------------------------------------------------
Assets in Excess of Other Liabilities                                                            0.1               (277,454)
                                                                                     ---------------------------------------
Net Assets                                                                                     100.0%       $   539,427,671
                                                                                     =======================================

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency: EUR Euro

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2006 was $21,677,283, which represents 4.02% of the Fund's net assets, of which $359,444 is considered restricted. See accompanying Notes.

2. Issue is in default. Non-income producing. See accompanying Notes.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $77,638,112 or 14.39% of the Fund's net assets as of March 31, 2006.

4. When-issued security or forward commitment to be delivered and settled after March 31, 2006. See accompanying Notes.

5. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. Represents the current interest rate for a variable or increasing rate security.

8. Interest or dividend is paid-in-kind.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $739,125. See accompanying Notes.

10. Non-income producing security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $538,702,196
Federal tax cost of other investments             (958,427)
                                              -------------
Total federal tax cost                        $537,743,769
                                              =============

Gross unrealized appreciation                 $ 17,486,305
Gross unrealized depreciation                  (17,057,332)
                                              -------------
Net unrealized appreciation                   $    428,973
                                              =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by


18                       |                       Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures. As of March 31, 2006, the market value of these securities comprised 0.6% of the Fund's net assets and resulted in unrealized cumulative losses of $48,528.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2006, the Fund had purchased $13,963,989 of securities issued on a when-issued basis or forward commitment and sold $1,201,215 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2006, securities with an aggregate market value of $5,064,461, representing 0.94% of the Fund's net assets, were in default.


19                       |                       Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of March 31, 2006, the Fund had no outstanding foreign currency contracts.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.


20                       |                       Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2006, the Fund had outstanding futures contracts as follows:

                                                                                  UNREALIZED
                                 EXPIRATION   NUMBER OF    VALUATION AS OF      APPRECIATION
CONTRACT DESCRIPTION                  DATES   CONTRACTS     MARCH 31, 2006    (DEPRECIATION)
----------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Standard & Poor's 500 E-Mini        6/16/06          50   $      3,258,250   $        25,400
                                                                             -----------------

CONTRACTS TO SELL
Standard & Poor's 500 E-Mini        6/16/06          65          4,235,725           (44,448)
                                                                             -----------------
                                                                             $       (19,048)
                                                                             =================

ILLIQUID OR RESTRICTED SECURITIES

As of March 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                                     UNREALIZED
                      ACQUISITION               VALUATION AS OF    APPRECIATION
SECURITY                    DATES        COST    MARCH 31, 2006   (DEPRECIATION)
--------------------------------------------------------------------------------
Huntsman Corp.            7/15/04   $ 132,250   $       358,816   $     226,566
Prandium, Inc.    3/19/99-7/19/02     738,000               628        (737,372)
                                    --------------------------------------------
                                    $ 870,250   $       359,444   $    (510,806)
                                    ============================================


21                       |                       Oppenheimer High Income Fund/VA



Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.7%
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.9%
----------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.3%
Goodyear Tire & Rubber Co. (The) 1,2                                                          46,000        $       666,080
----------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                                        56,800              4,312,824
----------------------------------------------------------------------------------------------------------------------------
TRW Automotive Holdings Corp. 1,2                                                              8,900                207,370
                                                                                                            ----------------
                                                                                                                  5,186,274
----------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.5%
Ford Motor Co. 2                                                                             598,915              4,767,363
----------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc. 2                                                                       96,700              5,016,796
                                                                                                            ----------------
                                                                                                                  9,784,159
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Genuine Parts Co.                                                                              4,700                206,001
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Apollo Group, Inc., Cl. A 1                                                                   32,000              1,680,320
----------------------------------------------------------------------------------------------------------------------------
Career Education Corp. 1,2                                                                    19,100                720,643
                                                                                                            ----------------
                                                                                                                  2,400,963
----------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.7%
Choice Hotels International, Inc. 2                                                            5,800                265,524
----------------------------------------------------------------------------------------------------------------------------
CKE Restaurants, Inc. 2                                                                        1,600                 27,840
----------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                 69,100              2,433,702
----------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                             152,050              5,224,438
----------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc. 1,2                                                                            7,300                 74,314
----------------------------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                                             25,100                944,764
----------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                                             78,600              3,840,396
                                                                                                            ----------------
                                                                                                                 12,810,978
----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.1%
American Greetings Corp., Cl. A 2                                                             11,700                252,954
----------------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc. 2                                                                       2,000                131,400
----------------------------------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A 2                                                                          3,900                235,482
----------------------------------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                                                3,000                274,410
                                                                                                            ----------------
                                                                                                                    894,246
----------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
eBay, Inc. 1                                                                                  86,000              3,359,160
----------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Hasbro, Inc.                                                                                  33,400                704,740
----------------------------------------------------------------------------------------------------------------------------
MEDIA--2.9%
CBS Corp., Cl. B                                                                             141,973              3,404,513
----------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc. 2                                                         234,800              6,811,548
----------------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc. 2                                                                           91,900              5,506,648
----------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A 1                                                                 241,400              1,981,894
----------------------------------------------------------------------------------------------------------------------------
Live Nation 1                                                                                 16,937                336,030
----------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                                                  78,300              4,511,646
----------------------------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                                      321,200              5,335,132
----------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                           43,800              3,646,350
----------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp. 1                                                                         4,000                232,920


1                        |                       Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Time Warner, Inc.                                                                            627,400        $    10,534,046
----------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                                                                        141,973              5,508,552
----------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                                        222,700              6,211,103
                                                                                                            ----------------
                                                                                                                 54,020,382
----------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.5%
Dollar General Corp.                                                                          24,400                431,148
----------------------------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1,2                                                                  27,500                760,925
----------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                             57,300              4,182,900
----------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                                                          116,200              7,019,642
----------------------------------------------------------------------------------------------------------------------------
Kohl's Corp. 1                                                                                54,300              2,878,443
----------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                              146,600              5,743,788
----------------------------------------------------------------------------------------------------------------------------
Saks, Inc. 1,2                                                                                 9,700                187,210
----------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                 122,600              6,376,426
                                                                                                            ----------------
                                                                                                                 27,580,482
----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.2%
American Eagle Outfitters, Inc. 2                                                             31,100                928,646
----------------------------------------------------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1,2                                                                     8,800                323,752
----------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc. 1,2                                                                          39,700                855,535
----------------------------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc. 2                                                                        18,100                837,125
----------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc. 1                                                                     37,700              1,447,680
----------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                           116,700              6,527,031
----------------------------------------------------------------------------------------------------------------------------
Building Materials Holding Corp. 2                                                             7,400                263,736
----------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. 1,2                                                                         12,900                524,256
----------------------------------------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1,2                                                       6,100                353,190
----------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                                                  34,000                832,320
----------------------------------------------------------------------------------------------------------------------------
Claire's Stores, Inc.                                                                         15,600                566,436
----------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                                              304,000              5,678,720
----------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                             370,100             15,655,230
----------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                            139,900              9,015,156
----------------------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 2                                                                 13,500                485,190
----------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                                          91,600              3,411,184
----------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1,2                                                                   1,100                 25,179
----------------------------------------------------------------------------------------------------------------------------
Sports Authority, Inc. (The) 1,2                                                               8,100                298,890
----------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                306,850              7,830,812
----------------------------------------------------------------------------------------------------------------------------
Talbots, Inc. (The) 2                                                                          8,300                223,021
----------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                                  2,800                105,112
----------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                                          94,700              2,350,454
----------------------------------------------------------------------------------------------------------------------------
Too, Inc. 1,2                                                                                  8,800                302,280
----------------------------------------------------------------------------------------------------------------------------
Zale Corp. 1,2                                                                                 5,000                140,150
                                                                                                            ----------------
                                                                                                                 58,981,085
----------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Coach, Inc. 1                                                                                137,000              4,737,460
----------------------------------------------------------------------------------------------------------------------------
Jones Apparel Group, Inc.                                                                     11,600                410,292
----------------------------------------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                                                              1,300                110,630
----------------------------------------------------------------------------------------------------------------------------
Phillips/Van Heusen Corp. 2                                                                    4,400                168,124


2                        |                       Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS CONTINUED
Timberland Co., Cl. A 1,2                                                                     21,900        $       749,637
                                                                                                            ----------------
                                                                                                                  6,176,143
----------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--6.5%
----------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.9%
Brown-Forman Corp., Cl. B                                                                      2,800                215,516
----------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                                          162,400              6,799,688
----------------------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                                              39,700              1,206,483
----------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                136,450              7,885,446
                                                                                                            ----------------
                                                                                                                 16,107,133
----------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.7%
Albertson's, Inc.                                                                             24,900                639,183
----------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                                        47,000              2,545,520
----------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The) 1                                                                           296,900              6,044,884
----------------------------------------------------------------------------------------------------------------------------
Performance Food Group Co. 1,2                                                                 2,100                 65,499
----------------------------------------------------------------------------------------------------------------------------
Safeway, Inc.                                                                                262,500              6,594,000
----------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                               21,100                650,302
----------------------------------------------------------------------------------------------------------------------------
Sysco Corp.                                                                                   28,000                897,400
----------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                        237,300             11,210,052
----------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                                  25,800              1,112,754
----------------------------------------------------------------------------------------------------------------------------
Whole Foods Market, Inc. 2                                                                    25,200              1,674,288
                                                                                                            ----------------
                                                                                                                 31,433,882
----------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Archer-Daniels-Midland Co.                                                                    13,900                467,735
----------------------------------------------------------------------------------------------------------------------------
Campbell Soup Co.                                                                             66,400              2,151,360
----------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc. 2                                                          1,300                 21,801
----------------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                                           30,000                643,800
----------------------------------------------------------------------------------------------------------------------------
Dean Foods Co. 1,2                                                                            16,200                629,046
----------------------------------------------------------------------------------------------------------------------------
Del Monte Foods Co. 2                                                                          8,800                104,368
----------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                           63,400              3,213,112
----------------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                                              44,400              1,683,648
----------------------------------------------------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B 2                                                                19,800                429,066
----------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                               144,700              2,587,236
----------------------------------------------------------------------------------------------------------------------------
Wm. Wrigley Jr. Co.                                                                              400                 25,600
                                                                                                            ----------------
                                                                                                                 11,956,772
----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.5%
Colgate-Palmolive Co.                                                                         31,000              1,770,100
----------------------------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1,2                                                                   8,500                450,500
----------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                          11,900                687,820
----------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                                   413,015             23,797,924
                                                                                                            ----------------
                                                                                                                 26,706,344
----------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Avon Products, Inc.                                                                          114,400              3,565,848
----------------------------------------------------------------------------------------------------------------------------
TOBACCO--1.6%
Altria Group, Inc.                                                                           327,600             23,213,736
----------------------------------------------------------------------------------------------------------------------------
Loews Corp./Carolina Group                                                                     8,100                382,887


3                        |                       Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
TOBACCO CONTINUED
Reynolds American, Inc. 2                                                                     62,100        $     6,551,550
                                                                                                            ----------------
                                                                                                                 30,148,173
----------------------------------------------------------------------------------------------------------------------------
ENERGY--11.4%
----------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
Grey Wolf, Inc. 1,2                                                                           39,400                293,136
----------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                               14,100              1,029,582
----------------------------------------------------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1,2                                                               6,000                332,460
----------------------------------------------------------------------------------------------------------------------------
NS Group, Inc. 1,2                                                                             6,700                308,401
----------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                              8,900              1,126,473
----------------------------------------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                                            52,100              4,183,630
----------------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1,2                                                       4,200                212,814
----------------------------------------------------------------------------------------------------------------------------
Veritas DGC, Inc. 1,2                                                                          8,300                376,737
                                                                                                            ----------------
                                                                                                                  7,863,233
----------------------------------------------------------------------------------------------------------------------------
OIL & GAS--10.9%
Amerada Hess Corp.                                                                            35,600              5,069,440
----------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                      88,700              8,959,587
----------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                 105,400              6,904,754
----------------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                    98,200              9,025,562
----------------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                                               41,400              2,300,689
----------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                408,526             23,682,252
----------------------------------------------------------------------------------------------------------------------------
Comstock Resources, Inc. 1,2                                                                   9,000                267,210
----------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                               319,742             20,191,707
----------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                           162,700              9,952,359
----------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                           92,100              6,631,200
----------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                          1,004,916             61,159,188
----------------------------------------------------------------------------------------------------------------------------
General Maritime Corp. 2                                                                       4,700                156,698
----------------------------------------------------------------------------------------------------------------------------
Giant Industries, Inc. 1,2                                                                     4,300                299,022
----------------------------------------------------------------------------------------------------------------------------
KCS Energy, Inc. 1,2                                                                          11,300                293,800
----------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.                                                                              58,123              5,549,584
----------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                            84,700              6,451,599
----------------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                               5,500                274,010
----------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                    98,226              9,100,639
----------------------------------------------------------------------------------------------------------------------------
OMI Corp. 2                                                                                    8,600                154,972
----------------------------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc. 2                                                            12,900                618,297
----------------------------------------------------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                                                            122,500              4,368,819
----------------------------------------------------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1,2                                                                  7,200                311,184
----------------------------------------------------------------------------------------------------------------------------
Sunoco, Inc. 2                                                                                73,000              5,662,610
----------------------------------------------------------------------------------------------------------------------------
Swift Energy Co. 1,2                                                                           7,300                273,458
----------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                         32,600              1,731,260
----------------------------------------------------------------------------------------------------------------------------
Tesoro Corp. 2                                                                                14,400                984,096
----------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                          111,010              6,636,178
----------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp. 1,2                                                                    7,100                291,029
----------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                                              85,400              3,720,878
                                                                                                            ----------------
                                                                                                                201,022,081


4                        |                       Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
FINANCIALS--21.6%
----------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Ameriprise Financial, Inc.                                                                    67,700        $     3,050,562
----------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                                                             147,500              5,315,900
----------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                        96,800              3,446,080
----------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                          35,300              1,853,250
----------------------------------------------------------------------------------------------------------------------------
TD Ameritrade Holding Corp.                                                                    3,500                 73,045
                                                                                                            ----------------
                                                                                                                 13,738,837
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--5.6%
Astoria Financial Corp.                                                                       22,450                695,052
----------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                        791,709             36,054,428
----------------------------------------------------------------------------------------------------------------------------
BB&T Corp.                                                                                    79,800              3,128,160
----------------------------------------------------------------------------------------------------------------------------
Comerica, Inc.                                                                                21,200              1,228,964
----------------------------------------------------------------------------------------------------------------------------
Downey Financial Corp. 2                                                                         500                 33,650
----------------------------------------------------------------------------------------------------------------------------
Golden West Financial Corp.                                                                   25,400              1,724,660
----------------------------------------------------------------------------------------------------------------------------
KeyCorp                                                                                       75,600              2,782,080
----------------------------------------------------------------------------------------------------------------------------
M&T Bank Corp.                                                                                18,100              2,065,934
----------------------------------------------------------------------------------------------------------------------------
National City Corp.                                                                          137,500              4,798,750
----------------------------------------------------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                                                                9,600                276,768
----------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                            26,700              1,797,177
----------------------------------------------------------------------------------------------------------------------------
Regions Financial Corp. 2                                                                     56,805              1,997,832
----------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                          61,800              4,496,568
----------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                                 394,870             12,043,535
----------------------------------------------------------------------------------------------------------------------------
UnionBanCal Corp.                                                                             21,600              1,515,456
----------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                               245,100             13,737,855
----------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                       92,829              3,956,372
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                            178,300             11,388,021
                                                                                                            ----------------
                                                                                                                103,721,262
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.8%
American Express Co.                                                                         112,700              5,922,385
----------------------------------------------------------------------------------------------------------------------------
AmeriCredit Corp. 1,2                                                                         40,500              1,244,565
----------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                                 11,700              1,622,790
----------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                   84,077              6,769,880
----------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange (The) 2                                                            7,800              3,490,500
----------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                                               88,800              4,752,576
----------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                              817,088             38,591,066
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                              102,800             16,135,488
----------------------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                                     20,500                474,985
----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                         585,044             24,361,232
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                84,300             12,183,879
----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                    224,100             17,650,116
----------------------------------------------------------------------------------------------------------------------------
Moody's Corp.                                                                                 27,000              1,929,420
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                               253,000             15,893,460
----------------------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                                       333,700              5,742,977
----------------------------------------------------------------------------------------------------------------------------
State Street Corp.                                                                            70,200              4,242,186
----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                                                                      3,900                305,019
                                                                                                            ----------------
                                                                                                                161,312,524
----------------------------------------------------------------------------------------------------------------------------
INSURANCE--5.4%
ACE Ltd.                                                                                      30,900              1,607,109


5                        |                       Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
AFLAC, Inc.                                                                                   70,600        $     3,186,178
----------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                               154,500              8,050,995
----------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                           320,940             21,210,925
----------------------------------------------------------------------------------------------------------------------------
AmerUs Group Co. 2                                                                            12,100                728,904
----------------------------------------------------------------------------------------------------------------------------
Aon Corp.                                                                                    133,800              5,554,038
----------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                   54,000              5,153,760
----------------------------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                                             23,159                822,839
----------------------------------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A 2                                                   5,190                118,176
----------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                              190,900              6,381,787
----------------------------------------------------------------------------------------------------------------------------
Hanover Insurance Group, Inc.                                                                  2,800                146,776
----------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                                 82,900              6,677,595
----------------------------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                                            400                 22,376
----------------------------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc. 2                                                            2,600                176,410
----------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                         5,200                283,868
----------------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                                   17,000              1,720,400
----------------------------------------------------------------------------------------------------------------------------
MBIA, Inc. 2                                                                                  16,400                986,132
----------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                139,900              6,766,963
----------------------------------------------------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                                                        138,400              6,753,920
----------------------------------------------------------------------------------------------------------------------------
Progressive Corp.                                                                             44,500              4,639,570
----------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                                   107,000              8,111,670
----------------------------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                                   6,500                326,365
----------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                                          210,600              8,800,974
----------------------------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                                                 9,800                530,278
----------------------------------------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                                                6,900                332,097
                                                                                                            ----------------
                                                                                                                 99,090,105
----------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.0%
Accredited Home Lenders Holding Co. 1,2                                                        6,400                327,552
----------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                  172,598              6,334,347
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                   112,400              5,777,360
----------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                   71,600              4,367,600
----------------------------------------------------------------------------------------------------------------------------
Fremont General Corp. 2                                                                        2,700                 58,212
----------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp. 2                                                                       13,700                912,831
----------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The) 2                                                                       10,400                477,568
----------------------------------------------------------------------------------------------------------------------------
Radian Group, Inc. 2                                                                          16,100                970,025
                                                                                                            ----------------
                                                                                                                 19,225,495
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--13.2%
----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.2%
Abgenix, Inc. 1,2                                                                             18,800                423,000
----------------------------------------------------------------------------------------------------------------------------
Alkermes, Inc. 1,2                                                                            16,600                366,030
----------------------------------------------------------------------------------------------------------------------------
Amgen, Inc. 1                                                                                237,900             17,307,225
----------------------------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                                        35,100                952,614
----------------------------------------------------------------------------------------------------------------------------
Biogen Idec, Inc. 1                                                                           39,000              1,836,900
----------------------------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                                             27,300              2,307,123
----------------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                                                            17,900              1,203,238
----------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                                       94,800              5,898,456
----------------------------------------------------------------------------------------------------------------------------
Sepracor, Inc. 1,2                                                                             1,300                 63,453


6                        |                       Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY CONTINUED
Techne Corp. 1,2                                                                               6,300        $       378,882
----------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                        199,800              9,694,296
                                                                                                            ----------------
                                                                                                                 40,431,217
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.1%
Baxter International, Inc.                                                                    86,400              3,353,184
----------------------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                                       88,100              5,425,198
----------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. 1                                                                     85,200              1,963,860
----------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                 32,800              2,560,368
----------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1,2                                                                     7,000                288,190
----------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                              116,700              5,922,525
----------------------------------------------------------------------------------------------------------------------------
Mentor Corp. 2                                                                                12,900                584,499
----------------------------------------------------------------------------------------------------------------------------
Millipore Corp. 1                                                                              5,200                379,912
----------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                              5,400                126,738
----------------------------------------------------------------------------------------------------------------------------
Waters Corp. 1                                                                                10,000                431,500
                                                                                                            ----------------
                                                                                                                 21,035,974
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.1%
Aetna, Inc.                                                                                  138,800              6,820,632
----------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                                       26,600              1,283,982
----------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                        119,900              8,934,948
----------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                                                          174,000              8,557,320
----------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                   59,100              7,719,642
----------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                                                  13,550                731,429
----------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                                                       62,200              5,467,380
----------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp. 1,2                                                                   5,100                224,094
----------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                    151,100              6,918,869
----------------------------------------------------------------------------------------------------------------------------
Health Net, Inc. 1                                                                            15,800                802,956
----------------------------------------------------------------------------------------------------------------------------
Healthways, Inc. 1,2                                                                           6,300                320,922
----------------------------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                                                24,000              1,263,600
----------------------------------------------------------------------------------------------------------------------------
IMS Health, Inc. 2                                                                            11,400                293,778
----------------------------------------------------------------------------------------------------------------------------
Manor Care, Inc. 2                                                                             8,300                368,105
----------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                               146,100              7,616,193
----------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                                                               104,681              5,989,847
----------------------------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1,2                                                              7,300                749,272
----------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                                                       68,500              3,514,050
----------------------------------------------------------------------------------------------------------------------------
Schein (Henry), Inc. 1,2                                                                      15,300                732,258
----------------------------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1,2                                                              18,000                732,600
----------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                     214,948             12,006,995
----------------------------------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1,2                                                                6,000                272,640
----------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. 1                                                                            160,012             12,389,729
                                                                                                            ----------------
                                                                                                                 93,711,241
----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.8%
Abbott Laboratories                                                                           90,700              3,852,029
----------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                45,200              4,904,200
----------------------------------------------------------------------------------------------------------------------------
Alpharma, Inc., Cl. A 2                                                                       15,300                410,346
----------------------------------------------------------------------------------------------------------------------------
Andrx Corp. 1,2                                                                               10,900                258,766


7                        |                       Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares              Value
----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
Bristol-Myers Squibb Co.                                                                     155,800        $     3,834,238
----------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                                                          8,300                272,323
----------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                                                                   91,300              4,074,719
----------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                            449,806             26,637,511
----------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                                                                  51,500                888,375
----------------------------------------------------------------------------------------------------------------------------
Kos Pharmaceuticals, Inc. 1,2                                                                 14,000                668,780
----------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A 2                                                          3,000                 97,800
----------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                            415,000             14,620,450
----------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                               1,104,400             27,521,648
----------------------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                                                                21,100                606,414
                                                                                                            ----------------
                                                                                                                 88,647,599
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--11.3%
----------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.7%
Alliant Techsystems, Inc. 1,2                                                                  8,600                663,662
----------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc. 1,2                                                                        11,300                283,856
----------------------------------------------------------------------------------------------------------------------------
Boeing Co.                                                                                   218,200             17,004,326
----------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                       107,500              6,877,850
----------------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                                135,300              5,786,781
----------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                        128,300              9,639,179
----------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                       148,500             10,141,065
----------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                     24,300              1,443,420
----------------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                                 199,500              9,145,080
----------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                    118,000              6,840,460
                                                                                                            ----------------
                                                                                                                 67,825,679
----------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.1%
FedEx Corp.                                                                                    5,000                564,700
----------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                                                            10,300                817,614
                                                                                                            ----------------
                                                                                                                  1,382,314
----------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.1%
Alaska Air Group, Inc. 1,2                                                                    10,100                358,045
----------------------------------------------------------------------------------------------------------------------------
AMR Corp. 1,2                                                                                 43,600              1,179,380
----------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                                                         17,600                473,440
----------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                        27,200                489,328
                                                                                                            ----------------
                                                                                                                  2,500,193
----------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.3%
Masco Corp.                                                                                  137,000              4,451,130
----------------------------------------------------------------------------------------------------------------------------
USG Corp. 1,2                                                                                 14,600              1,386,416
                                                                                                            ----------------
                                                                                                                  5,837,546
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.8%
Administaff, Inc. 2                                                                            5,300                288,108
----------------------------------------------------------------------------------------------------------------------------
Cendant Corp.                                                                                421,800              7,318,230
----------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co. 2                                                                1,600                161,440
----------------------------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                                                       6,100                467,748
----------------------------------------------------------------------------------------------------------------------------
Manpower, Inc. 2                                                                              14,200                811,956
----------------------------------------------------------------------------------------------------------------------------
PHH Corp. 1,2                                                                                 10,780                287,826


8                        |                       Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Pitney Bowes, Inc.                                                                            25,900        $     1,111,887
----------------------------------------------------------------------------------------------------------------------------
Robert Half International, Inc. 2                                                             16,900                652,509
----------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                                       100,400              3,544,120
                                                                                                            ----------------
                                                                                                                 14,643,824
----------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Quanta Services, Inc. 1,2                                                                     21,300                341,226
----------------------------------------------------------------------------------------------------------------------------
URS Corp. 1,2                                                                                 23,200                933,800
                                                                                                            ----------------
                                                                                                                  1,275,026
----------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.6%
Emerson Electric Co.                                                                          56,300              4,708,369
----------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                     81,100              5,831,901
----------------------------------------------------------------------------------------------------------------------------
Roper Industries, Inc. 2                                                                      11,400                554,382
                                                                                                            ----------------
                                                                                                                 11,094,652
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.3%
3M Co.                                                                                        60,000              4,541,400
----------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                       1,476,000             51,335,280
----------------------------------------------------------------------------------------------------------------------------
Teleflex, Inc. 2                                                                               1,800                128,934
----------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                      155,200              4,171,776
                                                                                                            ----------------
                                                                                                                 60,177,390
----------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.5%
Caterpillar, Inc.                                                                             81,300              5,838,153
----------------------------------------------------------------------------------------------------------------------------
Danaher Corp.                                                                                 31,000              1,970,050
----------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                   60,800              4,806,240
----------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                    5,400                394,038
----------------------------------------------------------------------------------------------------------------------------
Flowserve Corp. 1,2                                                                           16,700                974,278
----------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                     71,500              6,886,165
----------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A                                                               103,800              4,337,802
----------------------------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                                          10,100                567,822
----------------------------------------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                                                          8,500                685,185
----------------------------------------------------------------------------------------------------------------------------
SPX Corp.                                                                                     16,800                897,456
----------------------------------------------------------------------------------------------------------------------------
Terex Corp. 1,2                                                                               12,800              1,014,272
                                                                                                            ----------------
                                                                                                                 28,371,461
----------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.8%
Burlington Northern Santa Fe Corp.                                                            71,600              5,966,428
----------------------------------------------------------------------------------------------------------------------------
CSX Corp.                                                                                     28,100              1,680,380
----------------------------------------------------------------------------------------------------------------------------
Landstar System, Inc. 2                                                                        9,300                410,316
----------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                       123,800              6,693,866
                                                                                                            ----------------
                                                                                                                 14,750,990
----------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
United Rentals, Inc. 1,2                                                                      12,600                434,700
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--19.1%
----------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.4%
ADTRAN, Inc. 2                                                                                19,500                510,510
----------------------------------------------------------------------------------------------------------------------------
Avaya, Inc. 1                                                                                 56,500                638,450
----------------------------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                                                       106,600                712,088
----------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                                                      1,022,100             22,148,907


9                        |                       Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
Corning, Inc. 1                                                                              135,300        $     3,640,923
----------------------------------------------------------------------------------------------------------------------------
Emulex Corp. 1,2                                                                              15,800                270,022
----------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                                      87,300              1,669,176
----------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. 1,2                                                              1,658,500              5,058,425
----------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                               654,600             14,996,886
----------------------------------------------------------------------------------------------------------------------------
Polycom, Inc. 1,2                                                                              9,600                208,128
----------------------------------------------------------------------------------------------------------------------------
QLogic Corp. 1                                                                                40,600                785,610
----------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                               249,600             12,632,256
                                                                                                            ----------------
                                                                                                                 63,271,381
----------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.2%
Apple Computer, Inc. 1                                                                        85,000              5,331,200
----------------------------------------------------------------------------------------------------------------------------
Dell, Inc. 1                                                                                 558,000             16,606,080
----------------------------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                                  700,100              9,542,363
----------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                          611,600             20,121,640
----------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                        257,200             21,211,284
----------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1,2                                                        21,100                957,518
----------------------------------------------------------------------------------------------------------------------------
NCR Corp. 1                                                                                   29,100              1,216,089
----------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. 1                                                                     21,600                778,248
----------------------------------------------------------------------------------------------------------------------------
Palm, Inc. 1,2                                                                                19,800                458,568
----------------------------------------------------------------------------------------------------------------------------
Western Digital Corp. 1                                                                       72,100              1,400,903
                                                                                                            ----------------
                                                                                                                 77,623,893
----------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
Agilent Technologies, Inc. 1                                                                 183,900              6,905,445
----------------------------------------------------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                                                                     24,700                797,069
----------------------------------------------------------------------------------------------------------------------------
Avnet, Inc. 1                                                                                 21,900                555,822
----------------------------------------------------------------------------------------------------------------------------
CDW Corp. 2                                                                                    8,300                488,455
----------------------------------------------------------------------------------------------------------------------------
Jabil Circuit, Inc. 1                                                                         26,800              1,148,648
----------------------------------------------------------------------------------------------------------------------------
Komag, Inc. 1,2                                                                               10,600                504,560
----------------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 1,2                                                         1,800                108,612
----------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                                                          189,600                777,360
----------------------------------------------------------------------------------------------------------------------------
Solectron Corp. 1                                                                            243,900                975,600
----------------------------------------------------------------------------------------------------------------------------
Tech Data Corp. 1                                                                              6,100                225,151
                                                                                                            ----------------
                                                                                                                 12,486,722
----------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.6%
Check Point Software Technologies Ltd. 1                                                      27,800                556,556
----------------------------------------------------------------------------------------------------------------------------
Digital River, Inc. 1,2                                                                        9,400                409,934
----------------------------------------------------------------------------------------------------------------------------
EarthLink, Inc. 1                                                                             49,500                472,725
----------------------------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                                                         13,100              5,109,000
----------------------------------------------------------------------------------------------------------------------------
Internet Security Systems, Inc. 1,2                                                           17,700                424,446
----------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1,2                                                                 3,600                379,044
----------------------------------------------------------------------------------------------------------------------------
United Online, Inc. 2                                                                         40,100                515,686
----------------------------------------------------------------------------------------------------------------------------
Websense, Inc. 1,2                                                                            10,000                275,800


10                       |                       Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
Yahoo!, Inc. 1                                                                                78,000        $     2,516,280
                                                                                                            ----------------
                                                                                                                 10,659,471
----------------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.0%
Automatic Data Processing, Inc.                                                                4,200                191,856
----------------------------------------------------------------------------------------------------------------------------
CACI International, Inc., Cl. A 1,2                                                            7,400                486,550
----------------------------------------------------------------------------------------------------------------------------
Ceridian Corp. 1                                                                              20,400                519,180
----------------------------------------------------------------------------------------------------------------------------
CheckFree Corp. 1,2                                                                           11,500                580,750
----------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp. 1                                                                     31,100              1,727,605
----------------------------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1,2                                                            1,300                 30,238
----------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                                 23,400                627,822
----------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                             239,000             11,189,980
----------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc. 1                                                                                22,400                953,120
----------------------------------------------------------------------------------------------------------------------------
Global Payments, Inc. 2                                                                       10,800                572,508
----------------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp. 2                                                                        29,900                703,547
                                                                                                            ----------------
                                                                                                                 17,583,156
----------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Xerox Corp. 1                                                                                415,600              6,317,120
----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.6%
Advanced Micro Devices, Inc. 1                                                               155,000              5,139,800
----------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                         170,500              6,528,445
----------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                                      385,500              6,750,105
----------------------------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                                                      131,900              5,692,804
----------------------------------------------------------------------------------------------------------------------------
Cymer, Inc. 1,2                                                                                8,200                372,608
----------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. B 1                                                       217,143              6,030,061
----------------------------------------------------------------------------------------------------------------------------
Genesis Microchip, Inc. 1,2                                                                    6,600                112,464
----------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                1,274,500             24,661,575
----------------------------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A 2                                                                       32,100                928,332
----------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                              82,400              3,984,864
----------------------------------------------------------------------------------------------------------------------------
Lam Research Corp. 1,2                                                                        23,700              1,019,100
----------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                       34,000              1,192,720
----------------------------------------------------------------------------------------------------------------------------
LSI Logic Corp. 1                                                                             94,600              1,093,576
----------------------------------------------------------------------------------------------------------------------------
Micrel, Inc. 1,2                                                                              14,600                216,372
----------------------------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                                                    30,000              1,089,000
----------------------------------------------------------------------------------------------------------------------------
Microsemi Corp. 1,2                                                                            9,200                267,812
----------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                                  42,700              1,188,768
----------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc. 1                                                                      31,600                758,400
----------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp. 1                                                                                27,400              1,568,924
----------------------------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                                                             18,000                543,600
----------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                      492,700             15,997,969
----------------------------------------------------------------------------------------------------------------------------
Zoran Corp. 1                                                                                  4,900                107,212
                                                                                                            ----------------
                                                                                                                 85,244,511
----------------------------------------------------------------------------------------------------------------------------
SOFTWARE--4.2%
Adobe Systems, Inc. 1                                                                         30,700              1,072,044
----------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc. 1                                                                              97,100              3,740,292


11                       |                       Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
BEA Systems, Inc. 1,2                                                                         82,300        $     1,080,599
----------------------------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                                          40,700                881,562
----------------------------------------------------------------------------------------------------------------------------
CA, Inc. 2                                                                                   206,800              5,627,028
----------------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1,2                                                              49,500                915,255
----------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                                                        20,100                761,790
----------------------------------------------------------------------------------------------------------------------------
Cognos, Inc. 1,2                                                                               5,200                202,280
----------------------------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                                             90,800                710,964
----------------------------------------------------------------------------------------------------------------------------
Fair Isaac Corp. 2                                                                            16,400                649,768
----------------------------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                                                22,700              1,207,413
----------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                                28,700                698,271
----------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                            1,509,800             41,081,658
----------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1,2                                                                              95,500                733,440
----------------------------------------------------------------------------------------------------------------------------
Oracle Corp. 1                                                                               699,500              9,576,155
----------------------------------------------------------------------------------------------------------------------------
osKHyperion Solutions Corp. 1,2                                                               20,700                674,820
----------------------------------------------------------------------------------------------------------------------------
Parametric Technology Corp. 1                                                                 19,680                321,374
----------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc. 1,2                                                                             32,900                920,542
----------------------------------------------------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A 2                                                               1,800                 51,120
----------------------------------------------------------------------------------------------------------------------------
Symantec Corp. 1                                                                             328,942              5,536,094
----------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                              52,400              1,171,140
                                                                                                            ----------------
                                                                                                                 77,613,609
----------------------------------------------------------------------------------------------------------------------------
MATERIALS--2.7%
----------------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.2%
Agrium, Inc.                                                                                  18,700                472,362
----------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co. (The)                                                                       210,500              8,546,300
----------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                                                 62,500              2,638,125
----------------------------------------------------------------------------------------------------------------------------
FMC Corp. 2                                                                                    2,900                179,742
----------------------------------------------------------------------------------------------------------------------------
Lubrizol Corp. (The)                                                                           3,000                128,550
----------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                  39,000              3,305,250
----------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                          54,000              3,420,900
----------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                               62,600              3,059,262
----------------------------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A 2                                                          9,200                420,992
----------------------------------------------------------------------------------------------------------------------------
Tronox, Inc., Cl. B 1                                                                         11,719                199,106
                                                                                                            ----------------
                                                                                                                 22,370,589
----------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
Texas Industries, Inc. 2                                                                       5,200                314,548
----------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.0%
Sealed Air Corp.                                                                              10,500                607,635
----------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.3%
AK Steel Holding Corp. 1,2                                                                    51,200                768,000
----------------------------------------------------------------------------------------------------------------------------
Carpenter Technology Corp. 2                                                                   7,300                689,996
----------------------------------------------------------------------------------------------------------------------------
Commercial Metals Co. 2                                                                        7,700                411,873
----------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                                                  103,000              6,156,310
----------------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                   75,500              7,911,645
----------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp. 2                                                                          53,000              4,268,090


12                       |                       Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
Quanex Corp. 2                                                                                 7,100        $       473,073
----------------------------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co. 2                                                               11,200              1,051,904
----------------------------------------------------------------------------------------------------------------------------
Southern Copper Corp.                                                                         13,900              1,174,272
----------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc. 2                                                                         8,200                465,186
----------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                      2,000                121,360
----------------------------------------------------------------------------------------------------------------------------
Worthington Industries, Inc. 2                                                                11,900                238,714
                                                                                                            ----------------
                                                                                                                 23,730,423
----------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Louisiana-Pacific Corp. 2                                                                     11,900                323,680
----------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp.                                                                            23,500                641,785
----------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co. 2                                                                            21,700              1,571,731
                                                                                                            ----------------
                                                                                                                  2,537,196
----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.9%
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.9%
----------------------------------------------------------------------------------------------------------------------------
American Tower Corp. 1,2                                                                      72,200              2,189,104
----------------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                                   298,078              8,060,029
----------------------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                              218,100              7,557,165
----------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                              21,400                837,168
----------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp. 1                                                            22,200                629,370
----------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. 1,2                                                 826,100              5,617,480
----------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                          544,723             14,075,642
----------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                 413,656             14,089,123
                                                                                                            ----------------
                                                                                                                 53,055,081
----------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.0%
Dobson Communications Corp., Cl. A 1,2                                                        36,800                295,136
----------------------------------------------------------------------------------------------------------------------------
UTILITIES--1.1%
----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.1%
AES Corp. (The) 1                                                                             30,300                516,918
----------------------------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                                             14,000                476,280
----------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                              46,200              2,527,602
----------------------------------------------------------------------------------------------------------------------------
Edison International, Inc.                                                                    98,600              4,060,348
----------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                   9,400                497,260
----------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                             23,500              1,149,150
----------------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                                   149,900              5,831,110
----------------------------------------------------------------------------------------------------------------------------
Pinnacle West Capital Corp.                                                                      700                 27,370
----------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc. 2                                                                        7,100                312,258
----------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., Contingent Value Obligation 1,3                                        32,000                 10,240
----------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                    106,000              4,744,560
                                                                                                            ----------------
                                                                                                                 20,153,096
                                                                                                            ----------------
Total Common Stocks (Cost $1,515,461,221)                                                                     1,833,979,675
----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
----------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., Dividend Equalization Preferred Shares 1 (Cost $0)                             6,000                     24


13                       |                       Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                               Units                  Value
----------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------------------------------------------------------------
Dime Bancorp, Inc. Wts., Exp. 1/2/10 1                                                        31,900        $         5,423
----------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/07 1                                                4,837                  3,023
                                                                                                            ----------------
Total Rights, Warrants and Certificates (Cost $0)                                                                     8,446

                                                                                           Principal
                                                                                              Amount
----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.9%
----------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.86% in joint repurchase agreement (Principal Amount/Value
$2,051,676,000, with a maturity value of $2,052,457,347) with UBS Warburg LLC,
4.57%, dated 3/31/06, to be repurchased at $17,554,683 on 4/3/06, collateralized by Federal National Mortgage Assn., 5%--6%, 3/1/34--3/1/36, with a value of
$2,098,378,320  (Cost $17,548,000)                                                      $ 17,548,000             17,548,000
----------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (excluding Investments Purchased with Cash Collateral
from Securities Loaned) (Cost $1,533,009,221)                                                                 1,851,536,145
----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--5.2%
----------------------------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.6%
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE1, Cl. A1, 4.88%, 4/25/06 4             4,000,000              4,000,000
----------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, 4.93%, 4/25/06 4                                    1,895,841              1,895,841
----------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Series 2006-2, Cl. 2A1, 4.89%, 4/25/06 4            2,973,833              2,973,833
----------------------------------------------------------------------------------------------------------------------------
GSAA Home Equity Trust, Series 2005-15, Cl. 2A1, 4.91%, 4/25/06 4                          1,873,726              1,873,726
----------------------------------------------------------------------------------------------------------------------------
Trust Money Market Securities, Series A-2, 4.82%, 4/17/06 4                                1,000,000              1,000,000
                                                                                                            ----------------
                                                                                                                 11,743,400
----------------------------------------------------------------------------------------------------------------------------
BANK FLOATING RATE NOTE--0.3%
Bank of America, 4.82%, 4/3/06 4                                                           4,999,842              4,999,842
----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.2%
Undivided interest of 2.22% in joint repurchase agreement (Principal Amount/Value
$1,000,000,000, with a maturity value of $1,000,407,917) with Bank of America NA,
4.895%, dated 3/31/06, to be repurchased at $22,173,114 on 4/3/06, collateralized
by U.S. Agency Mortgages, 5.50%, 12/1/34, with a value of $1,020,000,001 4                22,164,073             22,164,073
----------------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.4%
Bear Stearns, 4.995%, 4/3/06 4                                                             3,500,000              3,500,000
----------------------------------------------------------------------------------------------------------------------------
CDC Financial Products, Inc., 4.975%, 4/3/06 4                                             3,000,000              3,000,000
----------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets, Inc., 4.945%, 4/3/06 4                                           1,000,000              1,000,000
                                                                                                            ----------------
                                                                                                                  7,500,000
----------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--2.5%
American Express Credit Corp., 4.76%, 4/17/06 4                                            2,000,000              2,000,000
----------------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 4.60%, 4/18/06 4                                             3,000,000              3,000,000
----------------------------------------------------------------------------------------------------------------------------
Bear Stearns, 4.87%, 4/3/06 4                                                              2,000,000              2,000,000
----------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 4.87%, 4/3/06 4                                                              2,000,000              2,000,000
----------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 4.87%, 4/3/06 4                                                              3,000,000              3,000,000
----------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 4.86%, 4/3/06 4                                                   3,000,000              3,000,000
----------------------------------------------------------------------------------------------------------------------------
Dorada Finance, Inc., 4.87%, 4/3/06 4                                                      4,000,000              4,000,000
----------------------------------------------------------------------------------------------------------------------------


14                       |                       Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.035%, 4/3/06 4                                             $  4,000,000        $     4,000,000
----------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.65%, 4/6/06 4                                                        3,000,000              3,000,000
----------------------------------------------------------------------------------------------------------------------------
Landsbanki Islands HF, 4.83%, 4/17/06 4                                                    4,000,000              4,000,000
----------------------------------------------------------------------------------------------------------------------------
LINKS Finance LLC, 4.87%, 4/3/06 4                                                         3,000,000              3,000,000
----------------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 4.83%, 4/28/06 4                                                  3,000,000              3,000,000
----------------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 4.87%, 4/3/06 4                                                   2,500,000              2,500,000
----------------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc., 4.87%, 4/3/06 4                                                       3,000,000              3,000,000
----------------------------------------------------------------------------------------------------------------------------
Tango Finance Corp., 4.88%, 4/3/06 4                                                       4,498,200              4,498,200
                                                                                                            ----------------
                                                                                                                 45,998,200
----------------------------------------------------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--0.2%
Natexis Banques Populaires NY, 4.87%, 4/3/06 4                                             2,000,000              2,000,000
----------------------------------------------------------------------------------------------------------------------------
Natexis Banques Populaires NY, 4.89%, 4/3/06 4                                             1,999,612              1,999,612
                                                                                                            ----------------
                                                                                                                  3,999,612
                                                                                                            ----------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $96,405,127)                                                                                               96,405,127
----------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,629,414,348)                                              105.9%         1,947,941,272
----------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                           (5.9)          (108,114,879)
                                                                                        ------------------------------------
Net Assets                                                                                     100.0%       $ 1,839,826,393
                                                                                        ====================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2006 was $10,240, which represents less than 0.005% of the Fund's net assets. See accompanying Notes.

4. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $    1,647,114,973
                                              ==================

Gross unrealized appreciation                 $      318,400,551
Gross unrealized depreciation                        (17,574,252)
                                              ------------------
Net unrealized appreciation                   $      300,826,299
                                              ==================

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by


15                       |                       Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.


16                       |                       Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports

As of March 31, 2006, the Fund had no outstanding foreign currency contracts.

ILLIQUID SECURITIES

As of March 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2006, the Fund had on loan securities valued at $94,007,309. Collateral of $96,405,127 was received for the loans, of which $96,405,127 was received in cash and subsequently invested in approved instruments.


17                       |                       Oppenheimer Main Street Fund/VA




Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--97.7%
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--17.2%
------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.0%
Aftermarket Technology Corp. 1                                                              16,000      $        361,760
------------------------------------------------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc. 2                                               1,600                27,408
------------------------------------------------------------------------------------------------------------------------
ArvinMeritor, Inc.                                                                          60,000               894,600
------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                                6,700               379,086
------------------------------------------------------------------------------------------------------------------------
Borg-Warner Automotive, Inc.                                                                 1,400                84,056
------------------------------------------------------------------------------------------------------------------------
Drew Industries, Inc. 1                                                                        600                21,330
------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1,2                                                        18,400               266,432
------------------------------------------------------------------------------------------------------------------------
Keystone Automotive Industries, Inc. 1,2                                                     2,700               113,967
------------------------------------------------------------------------------------------------------------------------
Lear Corp. 2                                                                                13,000               230,490
------------------------------------------------------------------------------------------------------------------------
LKQ Corp. 1,2                                                                                1,200                24,972
------------------------------------------------------------------------------------------------------------------------
Modine Manufacturing Co.                                                                    25,000               737,500
------------------------------------------------------------------------------------------------------------------------
Sauer-Danfoss, Inc.                                                                          9,300               213,435
------------------------------------------------------------------------------------------------------------------------
Shiloh Industries, Inc. 1                                                                    3,600                69,300
------------------------------------------------------------------------------------------------------------------------
Tenneco, Inc. 1,2                                                                           52,900             1,147,401
------------------------------------------------------------------------------------------------------------------------
TRW Automotive Holdings Corp. 1                                                             10,600               246,980
                                                                                                        ----------------
                                                                                                               4,818,717
------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.1%
Fleetwood Enterprises, Inc. 1                                                               14,800               165,316
------------------------------------------------------------------------------------------------------------------------
Monaco Coach Corp. 2                                                                         4,600                61,640
------------------------------------------------------------------------------------------------------------------------
Thor Industries, Inc.                                                                        4,200               224,112
------------------------------------------------------------------------------------------------------------------------
Winnebago Industries, Inc. 2                                                                 2,900                87,986
                                                                                                        ----------------
                                                                                                                 539,054
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Audiovox Corp., Cl. A 1,2                                                                      900                10,746
------------------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co. 1                                                                   9,300               140,895
                                                                                                        ----------------
                                                                                                                 151,641
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.0%
Alderwoods Group, Inc. 1                                                                    13,600               243,440
------------------------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc. 1                                                     5,000               193,650
------------------------------------------------------------------------------------------------------------------------
Career Education Corp. 1                                                                    14,600               550,858
------------------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc. 1                                                                  6,500                93,600
------------------------------------------------------------------------------------------------------------------------
DeVry, Inc 1                                                                                 5,400               122,958
------------------------------------------------------------------------------------------------------------------------
Escala Group, Inc. 1,2                                                                       2,100                54,999
------------------------------------------------------------------------------------------------------------------------
INVESTools, Inc. 1                                                                           1,800                14,760
------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                                                             4,000               256,200
------------------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc.                                                            40,700             1,285,306
------------------------------------------------------------------------------------------------------------------------
Pre-Paid Legal Services, Inc. 2                                                              5,700               202,236
------------------------------------------------------------------------------------------------------------------------
Regis Corp.                                                                                  3,100               106,888
------------------------------------------------------------------------------------------------------------------------
Service Corp. International                                                                 58,900               459,420
------------------------------------------------------------------------------------------------------------------------
ServiceMaster Co. (The)                                                                     12,500               164,000
------------------------------------------------------------------------------------------------------------------------
Sotheby's Holdings, Inc., Cl. A 1                                                            6,000               174,240
------------------------------------------------------------------------------------------------------------------------
Steiner Leisure Ltd. 1                                                                       9,600               388,800



1                        |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES CONTINUED
Stewart Enterprises, Inc. 2                                                                 28,200      $        161,022
------------------------------------------------------------------------------------------------------------------------
Vertrue, Inc. 1,2                                                                            1,700                71,060
                                                                                                        ----------------
                                                                                                               4,543,437
------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.6%
Ambassadors Group, Inc.                                                                      8,700               220,980
------------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc.                                                                     19,300               497,747
------------------------------------------------------------------------------------------------------------------------
Aztar Corp. 1                                                                               19,900               835,601
------------------------------------------------------------------------------------------------------------------------
Bally Technologies, Inc. 1,2                                                                 3,300                56,067
------------------------------------------------------------------------------------------------------------------------
Bally Total Fitness Holding Corp. 1,2                                                        3,600                33,732
------------------------------------------------------------------------------------------------------------------------
Bluegreen Corp. 1,2                                                                         19,700               260,434
------------------------------------------------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                                                       14,214               422,298
------------------------------------------------------------------------------------------------------------------------
Brinker International, Inc.                                                                 10,800               456,300
------------------------------------------------------------------------------------------------------------------------
Buffalo Wild Wings, Inc. 1                                                                     700                29,106
------------------------------------------------------------------------------------------------------------------------
CBRL Group, Inc.                                                                            13,600               597,176
------------------------------------------------------------------------------------------------------------------------
Checkers Drive-In Restaurants, Inc. 1                                                        1,700                25,211
------------------------------------------------------------------------------------------------------------------------
Choice Hotels International, Inc.                                                            8,900               407,442
------------------------------------------------------------------------------------------------------------------------
CKE Restaurants, Inc. 2                                                                     54,500               948,300
------------------------------------------------------------------------------------------------------------------------
Ctrip.com International Ltd., ADR                                                            3,800               314,260
------------------------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                                    11,800               484,154
------------------------------------------------------------------------------------------------------------------------
Denny's Corp. 1                                                                             71,800               341,768
------------------------------------------------------------------------------------------------------------------------
Domino's Pizza, Inc.                                                                        39,900             1,139,145
------------------------------------------------------------------------------------------------------------------------
Dover Downs Gaming & Entertainment, Inc.                                                    13,400               291,718
------------------------------------------------------------------------------------------------------------------------
IHOP Corp. 2                                                                                13,400               642,396
------------------------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                                                     20,300               883,050
------------------------------------------------------------------------------------------------------------------------
Landry's Restaurants, Inc. 2                                                                 3,700               130,721
------------------------------------------------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.                                                          2,400                68,208
------------------------------------------------------------------------------------------------------------------------
Luby's, Inc. 1,2                                                                            22,100               276,029
------------------------------------------------------------------------------------------------------------------------
McCormick & Schmick's Seafood Restaurants, Inc. 1                                           11,900               303,093
------------------------------------------------------------------------------------------------------------------------
Monarch Casino & Resort, Inc. 1,2                                                            7,200               204,408
------------------------------------------------------------------------------------------------------------------------
Morton's Restaurant Group, Inc. 1                                                            5,000                86,900
------------------------------------------------------------------------------------------------------------------------
MTR Gaming Group, Inc. 1                                                                    10,400               107,120
------------------------------------------------------------------------------------------------------------------------
Multimedia Games, Inc. 1,2                                                                  11,900               177,072
------------------------------------------------------------------------------------------------------------------------
Navigant International, Inc. 1,2                                                             4,100                50,348
------------------------------------------------------------------------------------------------------------------------
O'Charley's, Inc. 1                                                                          3,300                60,918
------------------------------------------------------------------------------------------------------------------------
Papa John's International, Inc. 1                                                            5,000               164,050
------------------------------------------------------------------------------------------------------------------------
Rare Hospitality International, Inc. 1                                                       1,100                38,313
------------------------------------------------------------------------------------------------------------------------
Ruth's Chris Steak House, Inc. 1,2                                                           3,000                71,430
------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc. 1,2                                                                         72,000               732,960
------------------------------------------------------------------------------------------------------------------------
Sunterra Corp. 1,2                                                                          20,300               289,884
------------------------------------------------------------------------------------------------------------------------
Tim Hortons, Inc. 1,2                                                                       15,700               416,835
------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc. 1,2                                                                      16,000               611,520
                                                                                                        ----------------
                                                                                                              12,676,694
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.6%
American Greetings Corp., Cl. A 2                                                           39,300               849,666


2                        |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
Blount International, Inc. 1                                                                11,400      $        183,654
------------------------------------------------------------------------------------------------------------------------
Brookfield Homes Corp. 2                                                                        45                 2,334
------------------------------------------------------------------------------------------------------------------------
Champion Enterprises, Inc. 1                                                                51,000               762,960
------------------------------------------------------------------------------------------------------------------------
CSS Industries, Inc. 2                                                                       1,050                34,377
------------------------------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                                                 22,500               945,450
------------------------------------------------------------------------------------------------------------------------
Furniture Brands International, Inc. 2                                                      50,400             1,235,304
------------------------------------------------------------------------------------------------------------------------
Interface, Inc., Cl. A 1                                                                    30,900               426,729
------------------------------------------------------------------------------------------------------------------------
Kimball International, Inc., Cl. B 2                                                         5,100                76,704
------------------------------------------------------------------------------------------------------------------------
La-Z-Boy, Inc. 2                                                                            45,700               776,900
------------------------------------------------------------------------------------------------------------------------
Leggett & Platt, Inc.                                                                        6,100               148,657
------------------------------------------------------------------------------------------------------------------------
Mestek, Inc. 1,2                                                                               400                 5,032
------------------------------------------------------------------------------------------------------------------------
Movado Group, Inc. 2                                                                         3,400                78,472
------------------------------------------------------------------------------------------------------------------------
NVR, Inc. 1                                                                                    200               147,790
------------------------------------------------------------------------------------------------------------------------
Palm Harbor Homes, Inc. 1,2                                                                  2,000                42,860
------------------------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                                                     3,900               270,660
------------------------------------------------------------------------------------------------------------------------
Snap-On, Inc. 2                                                                             14,700               560,364
------------------------------------------------------------------------------------------------------------------------
Stanley Furniture Co., Inc.                                                                 11,400               333,450
------------------------------------------------------------------------------------------------------------------------
Stanley Works (The)                                                                          5,200               263,432
------------------------------------------------------------------------------------------------------------------------
Tupperware Brands Corp.                                                                     18,500               380,915
                                                                                                        ----------------
                                                                                                               7,525,710
------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
Blue Nile, Inc. 1,2                                                                          9,700               341,343
------------------------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc. 1                                                                 34,800               765,948
------------------------------------------------------------------------------------------------------------------------
PetMed Express, Inc. 1,2                                                                     9,200               163,484
------------------------------------------------------------------------------------------------------------------------
Priceline.com, Inc. 1                                                                          700                17,388
------------------------------------------------------------------------------------------------------------------------
Sportsman's Guide, Inc. 1                                                                    1,500                39,735
------------------------------------------------------------------------------------------------------------------------
Stamps.com, Inc. 1                                                                           2,000                70,520
------------------------------------------------------------------------------------------------------------------------
ValueVision Media, Inc., Cl. A 1                                                             3,800                48,564
                                                                                                        ----------------
                                                                                                               1,446,982
------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.5%
Arctic Cat, Inc. 2                                                                             600                14,436
------------------------------------------------------------------------------------------------------------------------
Callaway Golf Co.                                                                           38,100               655,320
------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                26,900               567,590
------------------------------------------------------------------------------------------------------------------------
JAKKS Pacific, Inc. 1,2                                                                     21,500               574,910
------------------------------------------------------------------------------------------------------------------------
RC2 Corp. 1,2                                                                                5,400               214,974
------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc. 1                                                         5,400               173,988
                                                                                                        ----------------
                                                                                                               2,201,218
------------------------------------------------------------------------------------------------------------------------
MEDIA--1.3%
Advo, Inc.                                                                                   1,400                44,800
------------------------------------------------------------------------------------------------------------------------
Arbitron, Inc.                                                                               2,000                67,640
------------------------------------------------------------------------------------------------------------------------
Belo Corp., Cl. A                                                                            7,400               147,112
------------------------------------------------------------------------------------------------------------------------
Catalina Marketing Corp. 2                                                                   6,100               140,910
------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., Cl. A 1                                                       41,700                45,453
------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp. 2                                                                29,900               331,591


3                        |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Cox Radio, Inc., Cl. A 1,2                                                                  20,000      $        268,400
------------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., Cl. A 1,2                                                              23,300               262,358
------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., Cl. A 1                                                         23,500               376,000
------------------------------------------------------------------------------------------------------------------------
Entercom Communications Corp. 2                                                             25,500               711,960
------------------------------------------------------------------------------------------------------------------------
Entravision Communications Corp. 1                                                             900                 8,244
------------------------------------------------------------------------------------------------------------------------
Harris Interactive, Inc. 1,2                                                                 1,200                 6,744
------------------------------------------------------------------------------------------------------------------------
Interactive Data Corp.                                                                         900                21,150
------------------------------------------------------------------------------------------------------------------------
Journal Communications, Inc. 2                                                               3,800                47,120
------------------------------------------------------------------------------------------------------------------------
Live Nation 1                                                                                1,600                31,744
------------------------------------------------------------------------------------------------------------------------
Media General, Inc., Cl. A                                                                   4,700               219,114
------------------------------------------------------------------------------------------------------------------------
Mediacom Communications Corp. 1,2                                                           14,900                85,675
------------------------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                               7,300               407,267
------------------------------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc., Cl. B 1,2                                                        14,800               210,160
------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp. 1                                                                       2,500               145,575
------------------------------------------------------------------------------------------------------------------------
Readers Digest Assn., Inc. (The), Cl. A, Non-Vtg.                                           47,500               700,625
------------------------------------------------------------------------------------------------------------------------
Scholastic Corp. 1                                                                          14,400               385,344
------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A                                                       46,900               382,235
------------------------------------------------------------------------------------------------------------------------
TiVo, Inc. 1,2                                                                              58,700               424,401
------------------------------------------------------------------------------------------------------------------------
Westwood One, Inc.                                                                          23,500               259,440
------------------------------------------------------------------------------------------------------------------------
Wiley (John) & Sons, Inc., Cl. A                                                            11,200               423,920
------------------------------------------------------------------------------------------------------------------------
World Wrestling Federation Entertainment, Inc. 2                                            17,200               290,680
                                                                                                        ----------------
                                                                                                               6,445,662
------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
99 Cents Only Stores 2                                                                      33,400               452,904
------------------------------------------------------------------------------------------------------------------------
Big Lots, Inc. 1,2                                                                          54,000               753,840
------------------------------------------------------------------------------------------------------------------------
Bon-Ton Stores, Inc. 2                                                                       5,000               161,750
------------------------------------------------------------------------------------------------------------------------
Conn's, Inc. 1,2                                                                             6,800               232,288
------------------------------------------------------------------------------------------------------------------------
Dillard's, Inc., Cl. A 2                                                                    21,200               552,048
------------------------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                                                                  22,400               619,808
------------------------------------------------------------------------------------------------------------------------
Fred's, Inc. 2                                                                               6,500                86,190
------------------------------------------------------------------------------------------------------------------------
Retail Ventures, Inc. 1,2                                                                   17,100               250,686
------------------------------------------------------------------------------------------------------------------------
Stage Stores, Inc. 2                                                                        29,650               882,088
------------------------------------------------------------------------------------------------------------------------
Stein Mart, Inc.                                                                            20,800               362,336
                                                                                                        ----------------
                                                                                                               4,353,938
------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--6.2%
Aeropostale, Inc. 1                                                                         13,800               416,208
------------------------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                                             15,600               465,816
------------------------------------------------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                                                                    14,100               518,739
------------------------------------------------------------------------------------------------------------------------
Asbury Automotive Group, Inc. 1                                                              9,100               179,452
------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc. 1                                                                          13,500               290,925
------------------------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc.                                                                        13,600               629,000
------------------------------------------------------------------------------------------------------------------------
bebe stores, inc. 2                                                                         11,312               208,367
------------------------------------------------------------------------------------------------------------------------
Blair Corp.                                                                                  1,267                52,466
------------------------------------------------------------------------------------------------------------------------
Borders Group, Inc.                                                                         10,400               262,496


4                        |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
Buckle, Inc. (The) 2                                                                         9,100      $        372,645
------------------------------------------------------------------------------------------------------------------------
Building Materials Holding Corp. 2                                                          18,500               659,340
------------------------------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp. 2                                                   10,200               463,590
------------------------------------------------------------------------------------------------------------------------
Cache, Inc. 1                                                                                1,900                34,846
------------------------------------------------------------------------------------------------------------------------
Casual Male Retail Group, Inc. 1,2                                                          17,500               170,450
------------------------------------------------------------------------------------------------------------------------
Cato Corp., Cl. A                                                                           18,850               449,761
------------------------------------------------------------------------------------------------------------------------
Charlotte Russe Holding, Inc. 1                                                             16,700               357,380
------------------------------------------------------------------------------------------------------------------------
Charming Shoppes, Inc. 1,2                                                                 100,600             1,495,922
------------------------------------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1,2                                                    17,400             1,007,460
------------------------------------------------------------------------------------------------------------------------
Christopher & Banks Corp. 2                                                                 20,400               473,484
------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                                                26,200               641,376
------------------------------------------------------------------------------------------------------------------------
Citi Trends, Inc. 1,2                                                                        1,600                63,616
------------------------------------------------------------------------------------------------------------------------
Claire's Stores, Inc.                                                                       17,300               628,163
------------------------------------------------------------------------------------------------------------------------
CSK Auto Corp. 1                                                                            24,700               342,589
------------------------------------------------------------------------------------------------------------------------
Deb Shops, Inc. 2                                                                              500                14,850
------------------------------------------------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1,2                                                                   6,800               326,060
------------------------------------------------------------------------------------------------------------------------
DSW, Inc., Cl. A 1,2                                                                         1,100                34,452
------------------------------------------------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A                                                               7,300               120,085
------------------------------------------------------------------------------------------------------------------------
Genesco, Inc. 1,2                                                                           24,900               968,361
------------------------------------------------------------------------------------------------------------------------
Group 1 Automotive, Inc. 2                                                                  15,900               755,886
------------------------------------------------------------------------------------------------------------------------
Guess?, Inc. 1,2                                                                            26,900             1,052,059
------------------------------------------------------------------------------------------------------------------------
Gymboree Corp. 1                                                                            27,100               705,684
------------------------------------------------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc. 1,2                                                            32,687             1,078,344
------------------------------------------------------------------------------------------------------------------------
Jos. A. Banks Clothiers, Inc. 1                                                              2,300               110,285
------------------------------------------------------------------------------------------------------------------------
Lithia Motors, Inc., Cl. A 2                                                                 8,400               291,480
------------------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                                                                 36,750             1,320,795
------------------------------------------------------------------------------------------------------------------------
Midas, Inc. 1,2                                                                              5,800               126,846
------------------------------------------------------------------------------------------------------------------------
NetFlix.com, Inc. 1,2                                                                       38,400             1,113,216
------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1                                                       16,075               356,222
------------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The) 1                                                                        20,900             1,303,951
------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                                                                  52,500             1,201,725
------------------------------------------------------------------------------------------------------------------------
RadioShack Corp. 2                                                                          16,000               307,680
------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                                                       11,100               284,049
------------------------------------------------------------------------------------------------------------------------
Rent-Way, Inc. 1,2                                                                           6,400                46,144
------------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                           14,300               417,417
------------------------------------------------------------------------------------------------------------------------
Select Comfort Corp. 1,2                                                                    25,400             1,004,570
------------------------------------------------------------------------------------------------------------------------
Shoe Carnival, Inc. 1                                                                        7,000               174,860
------------------------------------------------------------------------------------------------------------------------
Sonic Automotive, Inc.                                                                      29,900               830,024
------------------------------------------------------------------------------------------------------------------------
Sports Authority, Inc. (The) 1                                                              28,700             1,059,030
------------------------------------------------------------------------------------------------------------------------
Syms Corp.                                                                                     800                12,000
------------------------------------------------------------------------------------------------------------------------
Talbots, Inc. (The) 2                                                                       30,900               830,283
------------------------------------------------------------------------------------------------------------------------
Too, Inc. 1                                                                                 38,600             1,325,910
------------------------------------------------------------------------------------------------------------------------
Tractor Supply Co. 1,2                                                                       2,900               192,386


5                        |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
Trans World Entertainment Corp. 1                                                            8,300      $         46,231
------------------------------------------------------------------------------------------------------------------------
Tuesday Morning Corp. 2                                                                     18,000               415,620
------------------------------------------------------------------------------------------------------------------------
United Auto Group, Inc. 2                                                                   27,400             1,178,200
------------------------------------------------------------------------------------------------------------------------
Wet Seal, Inc., Cl. A 1,2                                                                   35,500               236,075
------------------------------------------------------------------------------------------------------------------------
Wilsons The Leather Experts, Inc. 1,2                                                        3,700                14,430
------------------------------------------------------------------------------------------------------------------------
Zale Corp. 1                                                                                19,400               543,782
------------------------------------------------------------------------------------------------------------------------
Zumiez, Inc. 1                                                                                 500                30,550
                                                                                                        ----------------
                                                                                                              30,013,633
------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.7%
Brown Shoe Co., Inc.                                                                         9,300               488,064
------------------------------------------------------------------------------------------------------------------------
Cherokee, Inc. 2                                                                             4,600               185,242
------------------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co. 1,2                                                                  9,900               527,967
------------------------------------------------------------------------------------------------------------------------
Deckers Outdoor Corp. 1,2                                                                    2,300                93,242
------------------------------------------------------------------------------------------------------------------------
Iconix Brand Group, Inc. 1                                                                   2,700                39,285
------------------------------------------------------------------------------------------------------------------------
Jones Apparel Group, Inc.                                                                   11,100               392,607
------------------------------------------------------------------------------------------------------------------------
K-Swiss, Inc., Cl. A                                                                        19,700               593,758
------------------------------------------------------------------------------------------------------------------------
Kellwood Co. 2                                                                               3,600               113,004
------------------------------------------------------------------------------------------------------------------------
Kenneth Cole Productions, Inc., Cl. A 2                                                      6,000               166,200
------------------------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                                          4,500               184,410
------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc. 2                                                                    7,500               383,475
------------------------------------------------------------------------------------------------------------------------
Phillips/Van Heusen Corp.                                                                   24,400               932,324
------------------------------------------------------------------------------------------------------------------------
Russell Corp.                                                                                2,200                30,360
------------------------------------------------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A 1                                                              32,100               800,253
------------------------------------------------------------------------------------------------------------------------
Steven Madden Ltd.                                                                          13,700               486,350
------------------------------------------------------------------------------------------------------------------------
Stride Rite Corp.                                                                           18,100               262,088
------------------------------------------------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                                                     12,800               438,144
------------------------------------------------------------------------------------------------------------------------
Tommy Hilfiger Corp. 1                                                                      38,400               632,448
------------------------------------------------------------------------------------------------------------------------
UniFirst Corp. 2                                                                             1,900                63,118
------------------------------------------------------------------------------------------------------------------------
Warnaco Group, Inc. (The) 1                                                                 22,100               530,400
------------------------------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                                                  40,150               888,520
                                                                                                        ----------------
                                                                                                               8,231,259
------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.7%
------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Boston Beer Co., Inc., Cl. A 1,2                                                             5,800               150,858
------------------------------------------------------------------------------------------------------------------------
Hansen Natural Corp. 1,2                                                                     2,100               264,705
------------------------------------------------------------------------------------------------------------------------
National Beverage Corp.                                                                        500                 5,785
------------------------------------------------------------------------------------------------------------------------
PepsiAmericas, Inc.                                                                          7,100               173,595
                                                                                                        ----------------
                                                                                                                 594,943
------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.0%
Andersons, Inc. (The) 2                                                                      1,600               125,168
------------------------------------------------------------------------------------------------------------------------
Arden Group, Inc., Cl. A 2                                                                   1,200               111,516
------------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. 1                                                                  8,900               280,439
------------------------------------------------------------------------------------------------------------------------
Casey's General Stores, Inc. 2                                                              39,200               896,504
------------------------------------------------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co., Inc. (The) 1,2                                            12,700               443,611


6                        |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING CONTINUED
Ingles Markets, Inc., Cl. A 2                                                                1,300      $         23,166
------------------------------------------------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                                                     21,100               976,508
------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. 1                                                                     15,600               163,176
------------------------------------------------------------------------------------------------------------------------
Performance Food Group Co. 1,2                                                              31,200               973,128
------------------------------------------------------------------------------------------------------------------------
Ruddick Corp.                                                                                6,000               145,860
------------------------------------------------------------------------------------------------------------------------
Spartan Stores, Inc.                                                                         5,900                75,225
------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                             20,500               631,810
------------------------------------------------------------------------------------------------------------------------
Weis Markets, Inc.                                                                           3,200               142,624
------------------------------------------------------------------------------------------------------------------------
Wild Oats Markets, Inc. 1                                                                    4,000                81,320
                                                                                                        ----------------
                                                                                                               5,070,055
------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
Chiquita Brands International, Inc.                                                         18,100               303,537
------------------------------------------------------------------------------------------------------------------------
Corn Products International, Inc.                                                            2,600                76,882
------------------------------------------------------------------------------------------------------------------------
Darling International, Inc. 1,2                                                             17,300                80,964
------------------------------------------------------------------------------------------------------------------------
Del Monte Foods Co.                                                                         54,100               641,626
------------------------------------------------------------------------------------------------------------------------
Delta & Pine Land Co. 2                                                                      5,900               177,944
------------------------------------------------------------------------------------------------------------------------
Flowers Foods, Inc. 2                                                                       37,000             1,098,900
------------------------------------------------------------------------------------------------------------------------
Gold Kist Holdings, Inc. 1                                                                  23,200               293,248
------------------------------------------------------------------------------------------------------------------------
Hain Celestial Group, Inc. 1,2                                                              20,100               526,419
------------------------------------------------------------------------------------------------------------------------
Hormel Foods Corp.                                                                             500                16,900
------------------------------------------------------------------------------------------------------------------------
J&J Snack Foods Corp.                                                                        9,600               322,464
------------------------------------------------------------------------------------------------------------------------
Lance, Inc. 2                                                                                1,600                36,000
------------------------------------------------------------------------------------------------------------------------
MGP Ingredients, Inc.                                                                          500                 8,100
------------------------------------------------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B                                                                 1,600                34,672
------------------------------------------------------------------------------------------------------------------------
Premium Standard Farms, Inc.                                                                 6,000               105,300
------------------------------------------------------------------------------------------------------------------------
Reddy Ice Holdings, Inc.                                                                       700                15,547
------------------------------------------------------------------------------------------------------------------------
Seaboard Corp. 2                                                                               300               478,200
                                                                                                        ----------------
                                                                                                               4,216,703
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.3%
Chattem, Inc. 1,2                                                                           15,200               572,280
------------------------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                                                   8,600               455,800
------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc. 1                                                                    20,900               218,823
------------------------------------------------------------------------------------------------------------------------
Spectrum Brands, Inc. 1,2                                                                    2,600                56,472
------------------------------------------------------------------------------------------------------------------------
WD-40 Co. 2                                                                                    400                12,340
                                                                                                        ----------------
                                                                                                               1,315,715
------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Elizabeth Arden, Inc. 1                                                                      2,500                58,300
------------------------------------------------------------------------------------------------------------------------
Inter Parfums, Inc. 2                                                                        2,200                43,846
------------------------------------------------------------------------------------------------------------------------
Mannatech, Inc. 2                                                                            3,900                67,782
------------------------------------------------------------------------------------------------------------------------
Nature's Sunshine Products, Inc.                                                             7,400                92,500
------------------------------------------------------------------------------------------------------------------------
Parlux Fragrances, Inc. 1,2                                                                 11,400               367,650
------------------------------------------------------------------------------------------------------------------------
USANA Health Sciences, Inc. 1,2                                                              2,700               112,644
                                                                                                        ----------------
                                                                                                                 742,722
------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.2%
Loews Corp./Carolina Group                                                                  12,300               581,421


7                        |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
TOBACCO CONTINUED
Vector Group Ltd. 2                                                                         26,535      $        505,757
                                                                                                        ----------------
                                                                                                               1,087,178
------------------------------------------------------------------------------------------------------------------------
ENERGY--7.6%
------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.0%
CHC Helicopter Corp., Cl. A                                                                  1,400                35,484
------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp. 1                                                                       3,900               171,912
------------------------------------------------------------------------------------------------------------------------
Dril-Quip, Inc. 1,2                                                                          2,500               177,125
------------------------------------------------------------------------------------------------------------------------
Ensign Energy Services, Inc.                                                                13,600               522,875
------------------------------------------------------------------------------------------------------------------------
Global Industries Ltd. 1,2                                                                  36,200               524,538
------------------------------------------------------------------------------------------------------------------------
Grey Wolf, Inc. 1,2                                                                        152,700             1,136,088
------------------------------------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc. 1                                                                    4,400               122,320
------------------------------------------------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                                                      3,200               223,424
------------------------------------------------------------------------------------------------------------------------
Hercules Offshore, Inc. 1,2                                                                  5,100               173,451
------------------------------------------------------------------------------------------------------------------------
Hornbeck Offshore Services, Inc. 1                                                           7,100               256,097
------------------------------------------------------------------------------------------------------------------------
Hydril Co. 1                                                                                 5,600               436,520
------------------------------------------------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                                                              24,200             1,340,922
------------------------------------------------------------------------------------------------------------------------
Lufkin Industries, Inc.                                                                      1,200                66,528
------------------------------------------------------------------------------------------------------------------------
Matrix Service Co. 1                                                                         2,700                30,996
------------------------------------------------------------------------------------------------------------------------
Maverick Tube Corp. 1,2                                                                     19,300             1,022,707
------------------------------------------------------------------------------------------------------------------------
NATCO Group, Inc., Cl. A 1                                                                   1,100                29,810
------------------------------------------------------------------------------------------------------------------------
NS Group, Inc. 1                                                                            25,800             1,187,574
------------------------------------------------------------------------------------------------------------------------
Oceaneering International, Inc. 1,2                                                          8,600               492,780
------------------------------------------------------------------------------------------------------------------------
Oil States International, Inc. 1                                                             9,700               357,445
------------------------------------------------------------------------------------------------------------------------
Parker Drilling Co. 1                                                                       63,800               591,426
------------------------------------------------------------------------------------------------------------------------
Prairie Schooner Petroleum Ltd. 1,3                                                          1,200                20,396
------------------------------------------------------------------------------------------------------------------------
RPC, Inc. 2                                                                                  4,600               105,110
------------------------------------------------------------------------------------------------------------------------
Superior Energy Services, Inc. 1                                                            17,100               458,109
------------------------------------------------------------------------------------------------------------------------
Technicoil Corp. 1                                                                           7,100                17,874
------------------------------------------------------------------------------------------------------------------------
Technicoil Corp. 1                                                                          47,900               120,586
------------------------------------------------------------------------------------------------------------------------
Tetra Technologies, Inc. 1,2                                                                20,500               964,320
------------------------------------------------------------------------------------------------------------------------
Tidewater, Inc.                                                                              9,100               502,593
------------------------------------------------------------------------------------------------------------------------
Trican Well Service Ltd. 1                                                                  11,600               528,921
------------------------------------------------------------------------------------------------------------------------
Trico Marine Services, Inc. 1                                                                1,400                45,220
------------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1                                                      19,700               998,199
------------------------------------------------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                                                         31,200             1,416,168
------------------------------------------------------------------------------------------------------------------------
W-H Energy Services, Inc. 1                                                                  3,200               142,368
------------------------------------------------------------------------------------------------------------------------
Western Lakota Energy Sevices, Inc. 1                                                        5,500                84,771
                                                                                                        ----------------
                                                                                                              14,304,657
------------------------------------------------------------------------------------------------------------------------
OIL & GAS--4.6%
Alberta Clipper Energy, Inc. 1                                                               7,887                22,962
------------------------------------------------------------------------------------------------------------------------
Alon USA Energy, Inc. 2                                                                      3,300                81,246
------------------------------------------------------------------------------------------------------------------------
Atlas America, Inc. 1                                                                        7,502               358,671
------------------------------------------------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                                                         92,200               394,742


8                        |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
ATP Oil & Gas Corp. 1,2                                                                      3,400      $        149,294
------------------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc. 1                                                                5,700               169,860
------------------------------------------------------------------------------------------------------------------------
Birchcliff Energy Ltd. 1                                                                     4,700                27,809
------------------------------------------------------------------------------------------------------------------------
Brigham Exploration Co. 1,2                                                                 11,300                98,988
------------------------------------------------------------------------------------------------------------------------
Callon Petroleum Co. 1,2                                                                    18,800               395,176
------------------------------------------------------------------------------------------------------------------------
Capital Energy Resources Ltd. 1                                                             24,500               100,698
------------------------------------------------------------------------------------------------------------------------
Celtic Exploration Ltd. 1                                                                    7,400                80,409
------------------------------------------------------------------------------------------------------------------------
Chamaelo Exploration Ltd. 1                                                                 57,580               305,687
------------------------------------------------------------------------------------------------------------------------
Cimarex Energy Co. 2                                                                         8,000               346,080
------------------------------------------------------------------------------------------------------------------------
Clear Energy, Inc. 1                                                                        36,133               142,323
------------------------------------------------------------------------------------------------------------------------
Comstock Resources, Inc. 1,2                                                                35,200             1,045,088
------------------------------------------------------------------------------------------------------------------------
Crew Energy, Inc. 1                                                                          7,666               106,668
------------------------------------------------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                                                       15,840               180,936
------------------------------------------------------------------------------------------------------------------------
Delphi Energy Corp. 1                                                                       40,000               175,022
------------------------------------------------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                                                         4,500               159,524
------------------------------------------------------------------------------------------------------------------------
Edge Petroleum Corp. 1                                                                      15,000               374,700
------------------------------------------------------------------------------------------------------------------------
Ember Resources, Inc. 1                                                                      5,887                31,506
------------------------------------------------------------------------------------------------------------------------
Ember Resources, Inc. 1                                                                      9,700                51,912
------------------------------------------------------------------------------------------------------------------------
Encore Acquisition Co. 1,2                                                                   7,900               244,900
------------------------------------------------------------------------------------------------------------------------
Energy Partners Ltd. 1                                                                       2,000                47,160
------------------------------------------------------------------------------------------------------------------------
EXCO Resources, Inc. 1                                                                      39,100               489,923
------------------------------------------------------------------------------------------------------------------------
Exploration Co. (The) of Delaware 1,2                                                        1,700                19,108
------------------------------------------------------------------------------------------------------------------------
Find Energy Ltd. 1                                                                           4,200                36,539
------------------------------------------------------------------------------------------------------------------------
Find Energy Ltd. 1                                                                          28,100               244,463
------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp. 1,2                                                                        15,200               565,136
------------------------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                                                              12,700               522,478
------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                                           8,300               492,605
------------------------------------------------------------------------------------------------------------------------
Galleon Energy, Inc., Cl. A 1                                                                6,900               200,882
------------------------------------------------------------------------------------------------------------------------
Galleon Energy, Inc., Subscription Receipts 1                                                7,500               218,350
------------------------------------------------------------------------------------------------------------------------
General Maritime Corp. 2                                                                    16,400               546,776
------------------------------------------------------------------------------------------------------------------------
Giant Industries, Inc. 1                                                                    15,100             1,050,054
------------------------------------------------------------------------------------------------------------------------
Harvest Natural Resources, Inc. 1                                                            2,200                21,384
------------------------------------------------------------------------------------------------------------------------
Highpine Oil & Gas Ltd. 1                                                                    1,736                34,561
------------------------------------------------------------------------------------------------------------------------
Highpine Oil & Gas Ltd. 1                                                                      475                 9,456
------------------------------------------------------------------------------------------------------------------------
Holly Corp.                                                                                  7,700               570,724
------------------------------------------------------------------------------------------------------------------------
Houston Exploration Co. 1                                                                   12,100               637,670
------------------------------------------------------------------------------------------------------------------------
KCS Energy, Inc. 1,2                                                                        42,300             1,099,800
------------------------------------------------------------------------------------------------------------------------
Mahalo Energy Ltd. 1,3                                                                      19,500                91,501
------------------------------------------------------------------------------------------------------------------------
Mariner Energy, Inc. 1                                                                       5,179               106,221
------------------------------------------------------------------------------------------------------------------------
Maritrans, Inc. 2                                                                            7,200               175,896
------------------------------------------------------------------------------------------------------------------------
Meridian Resource Corp. (The) 1                                                             26,100               105,705
------------------------------------------------------------------------------------------------------------------------
Midnight Oil Exploration Ltd. 1                                                             45,050               151,986
------------------------------------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1                                                                    5,532                47,511


9                        |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Mission Oil & Gas, Inc. 1,4                                                                  6,400      $         54,966
------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co. 1                                                                   3,600               150,840
------------------------------------------------------------------------------------------------------------------------
OMI Corp. 2                                                                                 40,100               722,602
------------------------------------------------------------------------------------------------------------------------
Open Range Energy Corp. 1                                                                      910                 3,545
------------------------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                                                             7,700               369,061
------------------------------------------------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                                                           25,200               898,728
------------------------------------------------------------------------------------------------------------------------
Petrohawk Energy Corp. 1,2                                                                  21,200               290,440
------------------------------------------------------------------------------------------------------------------------
PetroQuest Energy, Inc. 1,2                                                                 42,000               423,780
------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co.                                                                           9,300               467,325
------------------------------------------------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                                                         12,840               161,180
------------------------------------------------------------------------------------------------------------------------
ProspEx Resources Ltd. 1                                                                    33,020               115,924
------------------------------------------------------------------------------------------------------------------------
Real Resources, Inc. 1                                                                       4,800                94,533
------------------------------------------------------------------------------------------------------------------------
Redstar Oil & Gas, Inc. 1                                                                   35,955                73,274
------------------------------------------------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1                                                                 27,800             1,201,516
------------------------------------------------------------------------------------------------------------------------
Resource America, Inc., Cl. A 2                                                              2,500                49,800
------------------------------------------------------------------------------------------------------------------------
Sequoia Oil & Gas Trust                                                                        275                 4,450
------------------------------------------------------------------------------------------------------------------------
Sequoia Oil & Gas Trust                                                                      3,600                58,261
------------------------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                                                              3,100               126,573
------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp. 1,2                                                                       9,300               410,409
------------------------------------------------------------------------------------------------------------------------
Swift Energy Co. 1                                                                          27,300             1,022,658
------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.                                                                                10,300               703,902
------------------------------------------------------------------------------------------------------------------------
Thunder Energy Trust                                                                        11,833               102,438
------------------------------------------------------------------------------------------------------------------------
TransMontaigne, Inc. 1                                                                       5,000                49,050
------------------------------------------------------------------------------------------------------------------------
Trilogy Energy Trust                                                                         3,000                49,964
------------------------------------------------------------------------------------------------------------------------
True Energy Trust                                                                            5,550                73,994
------------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1                                                                         26,300                88,278
------------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1,4                                                                       21,300                71,495
------------------------------------------------------------------------------------------------------------------------
USEC, Inc. 2                                                                                41,400               498,870
------------------------------------------------------------------------------------------------------------------------
VAALCO Energy, Inc. 1,2                                                                      6,000                40,200
------------------------------------------------------------------------------------------------------------------------
Vault Energy Trust                                                                           5,200                44,615
------------------------------------------------------------------------------------------------------------------------
Vero Energy, Inc. 1                                                                          2,482                13,070
------------------------------------------------------------------------------------------------------------------------
West Energy Ltd. 1                                                                           8,600                41,238
------------------------------------------------------------------------------------------------------------------------
Western Refining, Inc.                                                                       5,900               127,558
------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp. 1,2                                                                 22,600               926,374
------------------------------------------------------------------------------------------------------------------------
Williams (Clayton) Energy, Inc. 1                                                              900                36,828
------------------------------------------------------------------------------------------------------------------------
Zenas Energy Corp. 1                                                                        17,437                69,727
                                                                                                        ----------------
                                                                                                              22,167,556
------------------------------------------------------------------------------------------------------------------------
FINANCIALS--13.0%
------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.3%
Calamos Asset Management, Inc., Cl. A                                                        1,500                56,100
------------------------------------------------------------------------------------------------------------------------
GAMCO Investors, Inc., Cl. A 2                                                               2,900               115,855
------------------------------------------------------------------------------------------------------------------------
Greenhill & Co., Inc. 2                                                                      1,900               125,609
------------------------------------------------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 1,2                                                       71,100               990,423
------------------------------------------------------------------------------------------------------------------------
Stifel Financial Corp. 1,2                                                                   2,200                96,074


10                       |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED
SWS Group, Inc. 2                                                                           10,200      $        266,730
                                                                                                        ----------------
                                                                                                               1,650,791
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.7%
Anchor BanCorp Wisconsin, Inc. 2                                                             2,400                72,744
------------------------------------------------------------------------------------------------------------------------
Astoria Financial Corp.                                                                     18,650               577,404
------------------------------------------------------------------------------------------------------------------------
BancorpSouth, Inc. 2                                                                         1,500                36,015
------------------------------------------------------------------------------------------------------------------------
Bank of Hawaii Corp.                                                                         3,600               191,916
------------------------------------------------------------------------------------------------------------------------
BankUnited Financial Corp., Cl. A                                                           13,400               362,336
------------------------------------------------------------------------------------------------------------------------
Berkshire Hills Bancorp, Inc. 2                                                                500                17,470
------------------------------------------------------------------------------------------------------------------------
Capital Corp. of the West 2                                                                    720                26,438
------------------------------------------------------------------------------------------------------------------------
Capitol Bancorp Ltd. 2                                                                       2,000                93,500
------------------------------------------------------------------------------------------------------------------------
Center Financial Corp. 2                                                                       300                 7,269
------------------------------------------------------------------------------------------------------------------------
Central Pacific Financial Corp. 2                                                            1,500                55,080
------------------------------------------------------------------------------------------------------------------------
Chittenden Corp. 2                                                                           9,200               266,524
------------------------------------------------------------------------------------------------------------------------
Citizens First Bancorp, Inc.                                                                 2,400                67,824
------------------------------------------------------------------------------------------------------------------------
City Holding Co.                                                                             7,700               283,283
------------------------------------------------------------------------------------------------------------------------
Columbia Banking System, Inc.                                                                6,790               227,193
------------------------------------------------------------------------------------------------------------------------
Commerce Bancshares, Inc. 2                                                                  5,460               282,118
------------------------------------------------------------------------------------------------------------------------
Community Bank System, Inc. 2                                                               18,600               415,338
------------------------------------------------------------------------------------------------------------------------
Community Trust Bancorp, Inc.                                                                2,215                75,089
------------------------------------------------------------------------------------------------------------------------
Corus Bankshares, Inc. 2                                                                    13,500               802,440
------------------------------------------------------------------------------------------------------------------------
Downey Financial Corp. 2                                                                     7,400               498,020
------------------------------------------------------------------------------------------------------------------------
First BanCorp 2                                                                             10,200               126,072
------------------------------------------------------------------------------------------------------------------------
First Citizens BancShares, Inc., Cl. A 2                                                     1,200               231,600
------------------------------------------------------------------------------------------------------------------------
First Commonwealth Financial Corp. 2                                                        21,300               312,258
------------------------------------------------------------------------------------------------------------------------
First Defiance Financial Corp. 2                                                             1,400                36,876
------------------------------------------------------------------------------------------------------------------------
First Financial Holdings, Inc. 2                                                             2,000                63,400
------------------------------------------------------------------------------------------------------------------------
First Indiana Corp. 2                                                                        3,550                99,045
------------------------------------------------------------------------------------------------------------------------
First Midwest Bancorp, Inc. 2                                                                3,600               131,652
------------------------------------------------------------------------------------------------------------------------
First Place Financial Corp. 2                                                                7,500               186,000
------------------------------------------------------------------------------------------------------------------------
First Republic Bank                                                                          1,100                41,602
------------------------------------------------------------------------------------------------------------------------
First Security Group, Inc. 2                                                                30,500               337,025
------------------------------------------------------------------------------------------------------------------------
First South Bancorp, Inc. 2                                                                    400                15,148
------------------------------------------------------------------------------------------------------------------------
First State Bancorp 2                                                                        1,400                37,184
------------------------------------------------------------------------------------------------------------------------
FirstFed Financial Corp. 1,2                                                                13,700               819,397
------------------------------------------------------------------------------------------------------------------------
Greater Bay Bancorp                                                                         24,900               690,726
------------------------------------------------------------------------------------------------------------------------
Greene County Bancshares, Inc. 2                                                             2,200                64,262
------------------------------------------------------------------------------------------------------------------------
Hancock Holding Co. 2                                                                          800                37,216
------------------------------------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc. 2                                                            3,400               128,758
------------------------------------------------------------------------------------------------------------------------
Horizon Financial Corp.                                                                        200                 5,112
------------------------------------------------------------------------------------------------------------------------
Independent Bank Corp.                                                                       8,750               248,938
------------------------------------------------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc.                                                              4,800               196,464
------------------------------------------------------------------------------------------------------------------------
ITLA Capital Corp. 2                                                                           900                43,398
------------------------------------------------------------------------------------------------------------------------
MAF Bancorp, Inc. 2                                                                          9,100               398,307


11                       |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
MainSource Financial Group, Inc. 2                                                           2,783      $         52,599
------------------------------------------------------------------------------------------------------------------------
NASB Financial, Inc. 2                                                                         600                20,556
------------------------------------------------------------------------------------------------------------------------
National Bankshares, Inc.                                                                      400                20,020
------------------------------------------------------------------------------------------------------------------------
National Penn Bancshares, Inc.                                                               1,000                21,280
------------------------------------------------------------------------------------------------------------------------
Pacific Capital Bancorp 2                                                                   14,210               480,866
------------------------------------------------------------------------------------------------------------------------
PFF Bancorp, Inc. 2                                                                         10,510               354,292
------------------------------------------------------------------------------------------------------------------------
Placer Sierra Bancshares                                                                       300                 8,565
------------------------------------------------------------------------------------------------------------------------
Provident Bankshares Corp.                                                                  17,251               628,799
------------------------------------------------------------------------------------------------------------------------
Provident Financial Holdings, Inc.                                                             600                19,560
------------------------------------------------------------------------------------------------------------------------
Provident Financial Services, Inc.                                                          11,200               202,720
------------------------------------------------------------------------------------------------------------------------
Republic Bancorp, Inc. 2                                                                       682                 8,211
------------------------------------------------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A 2                                                              4,134                84,003
------------------------------------------------------------------------------------------------------------------------
Southwest Bancorp, Inc.                                                                        200                 4,448
------------------------------------------------------------------------------------------------------------------------
State Bancorp, Inc.                                                                            794                12,140
------------------------------------------------------------------------------------------------------------------------
Sterling Bancshares, Inc.                                                                    2,800                50,540
------------------------------------------------------------------------------------------------------------------------
Sterling Financial Corp., Western US                                                        11,075               321,175
------------------------------------------------------------------------------------------------------------------------
Susquehanna Bancshares, Inc. 2                                                               3,600                92,772
------------------------------------------------------------------------------------------------------------------------
SVB Financial Group 1,2                                                                      5,000               265,250
------------------------------------------------------------------------------------------------------------------------
Taylor Capital Group, Inc.                                                                   1,800                70,542
------------------------------------------------------------------------------------------------------------------------
TCF Financial Corp.                                                                         12,900               332,175
------------------------------------------------------------------------------------------------------------------------
Texas Regional Bancshares, Inc., Cl. A                                                       2,420                71,366
------------------------------------------------------------------------------------------------------------------------
TierOne Corp. 2                                                                              9,700               329,315
------------------------------------------------------------------------------------------------------------------------
Umpqua Holdings Corp. 2                                                                      1,100                31,350
------------------------------------------------------------------------------------------------------------------------
Union Bankshares Corp. 2                                                                     1,200                54,852
------------------------------------------------------------------------------------------------------------------------
United Bankshares, Inc. 2                                                                      500                19,135
------------------------------------------------------------------------------------------------------------------------
Virginia Commerce Bancorp, Inc. 1,2                                                            400                14,380
------------------------------------------------------------------------------------------------------------------------
W. Holding Co., Inc. 2                                                                      11,200                88,144
------------------------------------------------------------------------------------------------------------------------
Webster Financial Corp.                                                                      1,700                82,382
------------------------------------------------------------------------------------------------------------------------
Wilmington Trust Corp.                                                                       5,500               238,425
------------------------------------------------------------------------------------------------------------------------
Wilshire Bancorp, Inc. 2                                                                     1,400                26,026
------------------------------------------------------------------------------------------------------------------------
WSFS Financial Corp.                                                                         5,400               339,282
                                                                                                        ----------------
                                                                                                              12,953,611
------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.1%
ASTA Funding, Inc. 2                                                                        12,200               405,772
------------------------------------------------------------------------------------------------------------------------
EZCORP, Inc., Cl. A 1                                                                        2,300                67,896
------------------------------------------------------------------------------------------------------------------------
Nelnet, Inc., Cl. A 1                                                                        5,000               208,250
                                                                                                        ----------------
                                                                                                                 681,918
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.1%
Ace Cash Express, Inc. 1,2                                                                   1,800                44,802
------------------------------------------------------------------------------------------------------------------------
Advanta Corp., Cl. B 2                                                                      20,500               755,835
------------------------------------------------------------------------------------------------------------------------
AmeriCredit Corp. 1                                                                         21,200               651,476
------------------------------------------------------------------------------------------------------------------------
Apollo Investment Corp.                                                                      8,000               142,480
------------------------------------------------------------------------------------------------------------------------
Asset Acceptance Capital Corp. 1                                                            14,000               272,580
------------------------------------------------------------------------------------------------------------------------
Cash America International, Inc. 2                                                           4,800               144,096
------------------------------------------------------------------------------------------------------------------------
Clayton Holdings, Inc. 1                                                                     1,000                21,080


12                       |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
CompuCredit Corp. 1                                                                          3,600      $        132,516
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Corp. 2                                                                          3,600                98,568
------------------------------------------------------------------------------------------------------------------------
Encore Capital Group, Inc. 1,2                                                              12,000               177,000
------------------------------------------------------------------------------------------------------------------------
Federated Investors, Inc., Cl. B                                                             8,300               324,115
------------------------------------------------------------------------------------------------------------------------
Financial Federal Corp. 2                                                                    2,500                73,250
------------------------------------------------------------------------------------------------------------------------
First Cash Financial Services, Inc. 1                                                        1,000                19,990
------------------------------------------------------------------------------------------------------------------------
Investment Technology Group, Inc. 1                                                          4,900               244,020
------------------------------------------------------------------------------------------------------------------------
iShares Russell 2000 Index Fund 2                                                           35,000             2,660,000
------------------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                                   30,500               706,685
------------------------------------------------------------------------------------------------------------------------
Jefferies Group, Inc.                                                                        6,200               362,700
------------------------------------------------------------------------------------------------------------------------
LaBranche & Co., Inc. 1,2                                                                   46,800               739,908
------------------------------------------------------------------------------------------------------------------------
Lazard Ltd., Cl. A 2                                                                         3,400               150,450
------------------------------------------------------------------------------------------------------------------------
Medallion Financial Corp.                                                                    4,100                55,555
------------------------------------------------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1,2                                                                15,200               836,000
------------------------------------------------------------------------------------------------------------------------
Portfolio Recovery Associates, Inc. 1,2                                                      7,500               351,225
------------------------------------------------------------------------------------------------------------------------
Raymond James Financial, Inc.                                                               16,050               474,438
------------------------------------------------------------------------------------------------------------------------
Sanders Morris Harris Group, Inc. 2                                                          2,500                40,100
------------------------------------------------------------------------------------------------------------------------
SEI Investments Co.                                                                          3,800               154,014
------------------------------------------------------------------------------------------------------------------------
Student Loan Corp. (The) 2                                                                   1,300               302,900
------------------------------------------------------------------------------------------------------------------------
Thomas Weisel Partners Group, Inc. 1                                                         5,100               111,690
------------------------------------------------------------------------------------------------------------------------
World Acceptance Corp. 1                                                                     1,300                35,620
                                                                                                        ----------------
                                                                                                              10,083,093
------------------------------------------------------------------------------------------------------------------------
INSURANCE--5.2%
Affirmative Insurance Holdings, Inc.                                                         4,400                58,124
------------------------------------------------------------------------------------------------------------------------
Alfa Corp. 2                                                                                 4,800                82,272
------------------------------------------------------------------------------------------------------------------------
Alleghany Corp. 2                                                                              612               177,174
------------------------------------------------------------------------------------------------------------------------
American Equity Investment Life Holding Co. 2                                               34,800               499,032
------------------------------------------------------------------------------------------------------------------------
American Physicians Capital, Inc. 1                                                          8,100               388,800
------------------------------------------------------------------------------------------------------------------------
AmerUs Group Co.                                                                            15,100               909,624
------------------------------------------------------------------------------------------------------------------------
Arch Capital Group Ltd. 1                                                                   12,000               692,880
------------------------------------------------------------------------------------------------------------------------
Argonaut Group, Inc. 1                                                                      29,100             1,034,505
------------------------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                                               5,100               251,175
------------------------------------------------------------------------------------------------------------------------
Baldwin & Lyons, Inc., Cl. B, Non-Vtg.                                                         200                 5,310
------------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                                                         5,500               319,330
------------------------------------------------------------------------------------------------------------------------
Bristol West Holdings, Inc. 2                                                               20,300               390,775
------------------------------------------------------------------------------------------------------------------------
Clark, Inc.                                                                                  2,700                31,887
------------------------------------------------------------------------------------------------------------------------
CNA Surety Corp. 1                                                                           6,200               103,726
------------------------------------------------------------------------------------------------------------------------
Commerce Group, Inc. (The)                                                                   3,500               184,940
------------------------------------------------------------------------------------------------------------------------
Conseco, Inc. 1                                                                             11,400               282,948
------------------------------------------------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A                                                         21,100             1,089,393
------------------------------------------------------------------------------------------------------------------------
Direct General Corp. 2                                                                      18,300               311,283
------------------------------------------------------------------------------------------------------------------------
Donegal Group, Inc., Cl. A 2                                                                 7,101               185,265
------------------------------------------------------------------------------------------------------------------------
Erie Indemnity Co., Cl. A                                                                      900                47,376
------------------------------------------------------------------------------------------------------------------------
FBL Financial Group, Inc., Cl. A                                                               600                20,670
------------------------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                                              779                27,678


13                       |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
Fidelity National Title Group, Inc., Cl. A 2                                                 2,036      $         46,360
------------------------------------------------------------------------------------------------------------------------
FPIC Insurance Group, Inc. 1,2                                                              10,100               381,780
------------------------------------------------------------------------------------------------------------------------
Great American Financial Resources, Inc. 2                                                   3,000                59,190
------------------------------------------------------------------------------------------------------------------------
Hanover Insurance Group, Inc.                                                                4,200               220,164
------------------------------------------------------------------------------------------------------------------------
Harleysville Group, Inc.                                                                     1,800                53,442
------------------------------------------------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                                                                 3,600               125,280
------------------------------------------------------------------------------------------------------------------------
Hilb, Rogal & Hamilton Co. 2                                                                 7,600               313,272
------------------------------------------------------------------------------------------------------------------------
Horace Mann Educators Corp.                                                                 40,100               753,880
------------------------------------------------------------------------------------------------------------------------
Independence Holding Co. 2                                                                     640                14,758
------------------------------------------------------------------------------------------------------------------------
Infinity Property & Casualty Corp.                                                          27,300             1,139,502
------------------------------------------------------------------------------------------------------------------------
James River Group, Inc. 1                                                                    1,400                37,688
------------------------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc. 2                                                         15,200             1,031,320
------------------------------------------------------------------------------------------------------------------------
Mercury General Corp. 2                                                                        900                49,410
------------------------------------------------------------------------------------------------------------------------
National Financial Partners Corp.                                                           17,000               960,840
------------------------------------------------------------------------------------------------------------------------
National Western Life Insurance Co., Cl. A                                                     500               116,145
------------------------------------------------------------------------------------------------------------------------
Navigators Group, Inc. (The) 1,2                                                             7,700               381,920
------------------------------------------------------------------------------------------------------------------------
Odyssey Re Holdings Corp. 2                                                                 15,700               340,690
------------------------------------------------------------------------------------------------------------------------
Ohio Casualty Corp.                                                                         41,700             1,321,890
------------------------------------------------------------------------------------------------------------------------
Old Republic International Corp.                                                            22,150               483,313
------------------------------------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                                                                    84,100             1,370,830
------------------------------------------------------------------------------------------------------------------------
Presidential Life Corp. 2                                                                    3,700                94,017
------------------------------------------------------------------------------------------------------------------------
ProAssurance Corp. 1                                                                         8,900               462,800
------------------------------------------------------------------------------------------------------------------------
ProCentury Corp.                                                                            10,400               141,856
------------------------------------------------------------------------------------------------------------------------
Protective Life Corp.                                                                        8,700               432,738
------------------------------------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                                                           1,800                85,122
------------------------------------------------------------------------------------------------------------------------
Republic Cos. Group, Inc.                                                                   29,000               503,440
------------------------------------------------------------------------------------------------------------------------
RLI Corp.                                                                                   15,600               893,880
------------------------------------------------------------------------------------------------------------------------
Safety Insurance Group, Inc. 2                                                               9,400               429,204
------------------------------------------------------------------------------------------------------------------------
Seabright Insurance Holdings, Inc. 1                                                         1,100                19,162
------------------------------------------------------------------------------------------------------------------------
Selective Insurance Group, Inc. 2                                                           22,800             1,208,400
------------------------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                                              13,500               730,485
------------------------------------------------------------------------------------------------------------------------
State Auto Financial Corp.                                                                  13,800               465,198
------------------------------------------------------------------------------------------------------------------------
Stewart Information Services Corp. 2                                                        16,300               767,404
------------------------------------------------------------------------------------------------------------------------
Tower Group, Inc.                                                                            3,400                78,540
------------------------------------------------------------------------------------------------------------------------
Transatlantic Holdings, Inc.                                                                   400                23,380
------------------------------------------------------------------------------------------------------------------------
UICI                                                                                        14,300               528,957
------------------------------------------------------------------------------------------------------------------------
United America Indemnity Ltd., Cl. A 1                                                       1,306                29,907
------------------------------------------------------------------------------------------------------------------------
United Fire & Casualty Co. 2                                                                 9,300               305,970
------------------------------------------------------------------------------------------------------------------------
Unitrin, Inc.                                                                                9,100               423,241
------------------------------------------------------------------------------------------------------------------------
Universal American Financial Corp. 1,2                                                       7,300               112,420
------------------------------------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                                             21,800             1,049,234
                                                                                                        ----------------
                                                                                                              25,081,196
------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.9%
Acadia Realty Trust                                                                          1,100                25,905
------------------------------------------------------------------------------------------------------------------------
Agree Realty Corp. 2                                                                         4,600               147,660
------------------------------------------------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                                                        1,400               133,462


14                       |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
REAL ESTATE CONTINUED
AMB Property Corp.                                                                           1,100      $         59,697
------------------------------------------------------------------------------------------------------------------------
Arden Realty, Inc.                                                                           2,500               112,825
------------------------------------------------------------------------------------------------------------------------
Associated Estates Realty Corp. 2                                                            2,500                28,125
------------------------------------------------------------------------------------------------------------------------
Brandywine Realty Trust                                                                      6,414               203,709
------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                                                                          900                64,845
------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                                                     2,500               111,525
------------------------------------------------------------------------------------------------------------------------
CB Richard Ellis Group, Inc., Cl. A 1                                                        2,800               225,960
------------------------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                                                            8,800               373,560
------------------------------------------------------------------------------------------------------------------------
CentraCore Properties Trust 2                                                                1,600                40,080
------------------------------------------------------------------------------------------------------------------------
Colonial Properties Trust 2                                                                  5,754               288,448
------------------------------------------------------------------------------------------------------------------------
Commercial Net Lease Realty, Inc. 2                                                          5,000               116,500
------------------------------------------------------------------------------------------------------------------------
Consolidated-Tomoka Land Co.                                                                   400                24,852
------------------------------------------------------------------------------------------------------------------------
Corporate Office Properties Trust                                                            4,000               182,960
------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Equities, Inc.                                                          3,600                75,852
------------------------------------------------------------------------------------------------------------------------
EastGroup Properties, Inc.                                                                   3,300               156,552
------------------------------------------------------------------------------------------------------------------------
Entertainment Properties Trust                                                                 700                29,386
------------------------------------------------------------------------------------------------------------------------
Equity Inns, Inc. 2                                                                         18,100               293,220
------------------------------------------------------------------------------------------------------------------------
Equity One, Inc.                                                                             6,600               162,096
------------------------------------------------------------------------------------------------------------------------
Federal Realty Investment Trust                                                              1,700               127,840
------------------------------------------------------------------------------------------------------------------------
First Industrial Realty Trust, Inc. 2                                                        4,500               192,105
------------------------------------------------------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc., Cl. A 2                                              2,300                21,574
------------------------------------------------------------------------------------------------------------------------
Glenborough Realty Trust, Inc. 2                                                               800                17,400
------------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust 2                                                                      4,300               122,120
------------------------------------------------------------------------------------------------------------------------
Gramercy Capital Corp.                                                                         500                12,465
------------------------------------------------------------------------------------------------------------------------
Health Care REIT, Inc. 2                                                                     4,000               152,400
------------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc. 2                                                              4,000               149,520
------------------------------------------------------------------------------------------------------------------------
Heritage Property Investment Trust 2                                                         4,600               182,114
------------------------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc.                                                                   4,300               145,039
------------------------------------------------------------------------------------------------------------------------
Hospitality Properties Trust                                                                 6,300               275,121
------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust                                                                        5,400                63,396
------------------------------------------------------------------------------------------------------------------------
Inland Real Estate Corp.                                                                     1,000                16,310
------------------------------------------------------------------------------------------------------------------------
Innkeepers USA Trust                                                                         5,700                96,615
------------------------------------------------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                                                                     1,800               137,772
------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                                                                          2,800               216,328
------------------------------------------------------------------------------------------------------------------------
Lexington Corporate Properties Trust                                                         7,500               156,375
------------------------------------------------------------------------------------------------------------------------
Longview Fibre Co.                                                                          18,800               485,792
------------------------------------------------------------------------------------------------------------------------
LTC Properties, Inc. 2                                                                       2,400                55,824
------------------------------------------------------------------------------------------------------------------------
Macerich Co. (The)                                                                             600                44,370
------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                                                       3,200               153,600
------------------------------------------------------------------------------------------------------------------------
Maguire Properties, Inc.                                                                     2,800               102,200
------------------------------------------------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc. 2                                                    3,900               213,525
------------------------------------------------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                                                           7,400               159,100
------------------------------------------------------------------------------------------------------------------------
Omega Healthcare Investors, Inc. 2                                                           1,100                15,422
------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.                                                          2,600               184,340
------------------------------------------------------------------------------------------------------------------------
Parkway Properties, Inc.                                                                       600                26,208
------------------------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust 2                                                  4,900               215,600
------------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.                                                                        1,600                71,200


15                       |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
REAL ESTATE CONTINUED
PS Business Parks, Inc.                                                                      2,300      $        128,616
------------------------------------------------------------------------------------------------------------------------
RAIT Investment Trust 2                                                                        800                22,592
------------------------------------------------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust                                                            2,100                63,567
------------------------------------------------------------------------------------------------------------------------
Realty Income Corp. 2                                                                        2,000                48,420
------------------------------------------------------------------------------------------------------------------------
Redwood Trust, Inc. 2                                                                          800                34,656
------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.                                                                          800                53,752
------------------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust                                                             12,200               220,820
------------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.                                                                     158                13,294
------------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp.                                                                        1,500               152,250
------------------------------------------------------------------------------------------------------------------------
Sovran Self Storage, Inc. 2                                                                  1,800                99,360
------------------------------------------------------------------------------------------------------------------------
Spirit Finance Corp.                                                                        12,400               151,280
------------------------------------------------------------------------------------------------------------------------
Stratus Properties, Inc. 1                                                                   1,900                46,550
------------------------------------------------------------------------------------------------------------------------
Sunstone Hotel Investors, Inc.                                                               2,100                60,837
------------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc. 2                                                        8,400               289,044
------------------------------------------------------------------------------------------------------------------------
Town & Country Trust                                                                           900                36,531
------------------------------------------------------------------------------------------------------------------------
Trammell Crow Co. 1                                                                         12,200               435,052
------------------------------------------------------------------------------------------------------------------------
Trizec Properties, Inc.                                                                      2,000                51,460
------------------------------------------------------------------------------------------------------------------------
U-Store-It Trust                                                                             4,300                86,645
------------------------------------------------------------------------------------------------------------------------
United Capital Corp. 1                                                                         200                 4,976
------------------------------------------------------------------------------------------------------------------------
United Dominion Realty Trust, Inc.                                                           2,400                68,496
------------------------------------------------------------------------------------------------------------------------
Ventas, Inc.                                                                                 4,300               142,674
------------------------------------------------------------------------------------------------------------------------
Weingarten Realty Investors                                                                  4,600               187,450
                                                                                                        ----------------
                                                                                                               9,067,216
------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.7%
Accredited Home Lenders Holding Co. 1,2                                                     18,900               967,302
------------------------------------------------------------------------------------------------------------------------
Bank Mutual Corp. 2                                                                          6,936                82,122
------------------------------------------------------------------------------------------------------------------------
Commercial Capital Bancorp, Inc.                                                            18,200               255,892
------------------------------------------------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp., Non-Vtg. 2                                              5,300               155,926
------------------------------------------------------------------------------------------------------------------------
Franklin Bank Corp. 1,2                                                                        300                 5,769
------------------------------------------------------------------------------------------------------------------------
Fremont General Corp. 2                                                                     17,500               377,300
------------------------------------------------------------------------------------------------------------------------
KBNT Bancorp, Inc.                                                                           4,000                65,400
------------------------------------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc. 2                                                               3,000                43,290
------------------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp. 1,2                                                                    3,900                39,858
------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                                       14,000               642,880
------------------------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                                          11,700               704,925
                                                                                                        ----------------
                                                                                                               3,340,664
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--8.2%
------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.7%
Abgenix, Inc. 1                                                                             43,600               981,000
------------------------------------------------------------------------------------------------------------------------
Acadia Pharmaceuticals, Inc. 1,2                                                             2,500                39,950
------------------------------------------------------------------------------------------------------------------------
Albany Molecular Research, Inc. 1,2                                                         25,300               257,048
------------------------------------------------------------------------------------------------------------------------
Alkermes, Inc. 1,2                                                                          66,000             1,455,300
------------------------------------------------------------------------------------------------------------------------
Alnylam Pharmaceuticals, Inc. 1,2                                                            4,700                82,673
------------------------------------------------------------------------------------------------------------------------
Amylin Pharmaceuticals, Inc. 1,2                                                             2,500               122,375
------------------------------------------------------------------------------------------------------------------------
Anadys Pharmaceuticals, Inc. 1                                                               4,600                74,106


16                       |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY CONTINUED
Applera Corp./Applied Biosystems Group                                                      25,700      $        697,498
------------------------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals, Inc. 1,2                                                             12,600               228,186
------------------------------------------------------------------------------------------------------------------------
ArQule, Inc. 1,2                                                                             8,600                49,364
------------------------------------------------------------------------------------------------------------------------
Array BioPharma, Inc. 1,2                                                                   10,900                99,626
------------------------------------------------------------------------------------------------------------------------
BioMarin Pharmaceutical, Inc. 1,2                                                           16,800               225,456
------------------------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc. 1,2                                                            27,200               624,784
------------------------------------------------------------------------------------------------------------------------
CuraGen Corp. 1,2                                                                            1,700                 8,517
------------------------------------------------------------------------------------------------------------------------
deCODE genetics, Inc. 1,2                                                                   30,300               262,701
------------------------------------------------------------------------------------------------------------------------
Digene Corp. 1                                                                               3,800               148,580
------------------------------------------------------------------------------------------------------------------------
Durect Corp. 1,2                                                                            26,600               169,176
------------------------------------------------------------------------------------------------------------------------
Kendle International, Inc. 1,2                                                               8,100               273,780
------------------------------------------------------------------------------------------------------------------------
Ligand Pharmaceuticals, Inc., Cl. B 1,2                                                      2,800                35,980
------------------------------------------------------------------------------------------------------------------------
Medarex, Inc. 1,2                                                                           16,700               220,774
------------------------------------------------------------------------------------------------------------------------
Myriad Genetics, Inc. 1,2                                                                    5,100               133,059
------------------------------------------------------------------------------------------------------------------------
NeoPharm, Inc. 1,2                                                                          11,500                96,140
------------------------------------------------------------------------------------------------------------------------
PDL BioPharma, Inc. 1                                                                        3,400               111,520
------------------------------------------------------------------------------------------------------------------------
Pharmion Corp. 1,2                                                                          11,800               212,636
------------------------------------------------------------------------------------------------------------------------
Progenics Pharmaceuticals, Inc. 1,2                                                          6,200               164,238
------------------------------------------------------------------------------------------------------------------------
Regeneron Pharmaceuticals, Inc. 1,2                                                         19,100               317,633
------------------------------------------------------------------------------------------------------------------------
Renovis, Inc. 1,2                                                                           11,300               240,916
------------------------------------------------------------------------------------------------------------------------
Techne Corp. 1                                                                              11,200               673,568
------------------------------------------------------------------------------------------------------------------------
Third Wave Technologies, Inc. 1,2                                                           13,200                41,316
------------------------------------------------------------------------------------------------------------------------
ViroPharma, Inc. 1,2                                                                         1,300                16,510
                                                                                                        ----------------
                                                                                                               8,064,410
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.1%
Analogic Corp.                                                                                 700                46,340
------------------------------------------------------------------------------------------------------------------------
Anika Therapeutics, Inc. 1,2                                                                 4,100                50,102
------------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc. 1,2                                                             6,800               186,592
------------------------------------------------------------------------------------------------------------------------
Bio-Rad Laboratories, Inc., Cl. A 1                                                          7,100               442,685
------------------------------------------------------------------------------------------------------------------------
Candela Corp. 1,2                                                                           13,900               300,240
------------------------------------------------------------------------------------------------------------------------
Cutera, Inc. 1                                                                              10,100               273,912
------------------------------------------------------------------------------------------------------------------------
Cynosure, Inc., Cl. A 1                                                                      1,800                33,300
------------------------------------------------------------------------------------------------------------------------
Dade Behring Holdings, Inc.                                                                  8,700               310,677
------------------------------------------------------------------------------------------------------------------------
Datascope Corp. 2                                                                            1,400                55,384
------------------------------------------------------------------------------------------------------------------------
Dentsply International, Inc.                                                                 4,600               267,490
------------------------------------------------------------------------------------------------------------------------
DJ Orthopedics, Inc. 1,2                                                                    18,600               739,536
------------------------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1                                                                 2,600               113,100
------------------------------------------------------------------------------------------------------------------------
Greatbatch, Inc. 1                                                                           2,300                50,393
------------------------------------------------------------------------------------------------------------------------
Haemonetics Corp. 1                                                                          4,300               218,311
------------------------------------------------------------------------------------------------------------------------
Hillenbrand Industries, Inc.                                                                 3,600               197,964
------------------------------------------------------------------------------------------------------------------------
Hologic, Inc. 1                                                                             12,900               714,015
------------------------------------------------------------------------------------------------------------------------
Hospira, Inc. 1                                                                                700                27,622
------------------------------------------------------------------------------------------------------------------------
Idexx Laboratories, Inc. 1,2                                                                 6,800               587,248


17                       |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
Immucor, Inc. 1                                                                              2,100      $         60,249
------------------------------------------------------------------------------------------------------------------------
Integra LifeSciences Holdings Corp. 1,2                                                     11,400               467,172
------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1                                                                     3,500               144,095
------------------------------------------------------------------------------------------------------------------------
LifeCell Corp. 1,2                                                                           5,000               112,750
------------------------------------------------------------------------------------------------------------------------
Medical Action Industries, Inc. 1                                                              500                11,995
------------------------------------------------------------------------------------------------------------------------
Mentor Corp. 2                                                                              13,000               589,030
------------------------------------------------------------------------------------------------------------------------
Meridian Bioscience, Inc. 2                                                                  7,600               205,048
------------------------------------------------------------------------------------------------------------------------
Millipore Corp. 1                                                                            6,400               467,584
------------------------------------------------------------------------------------------------------------------------
Molecular Devices Corp. 1,2                                                                  4,200               139,272
------------------------------------------------------------------------------------------------------------------------
Natus Medical, Inc. 1                                                                        4,600                94,300
------------------------------------------------------------------------------------------------------------------------
Neurometrix, Inc. 1                                                                          1,100                42,834
------------------------------------------------------------------------------------------------------------------------
OraSure Technologies, Inc. 1,2                                                              20,100               207,030
------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                           22,700               532,769
------------------------------------------------------------------------------------------------------------------------
Steris Corp.                                                                                 7,700               190,036
------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp. 1                                                                      9,600               356,064
------------------------------------------------------------------------------------------------------------------------
Thoratec Corp. 1,2                                                                          30,800               593,516
------------------------------------------------------------------------------------------------------------------------
Varian, Inc. 1                                                                              19,700               811,246
------------------------------------------------------------------------------------------------------------------------
Vital Images, Inc. 1,2                                                                       1,400                47,712
------------------------------------------------------------------------------------------------------------------------
Vital Signs, Inc. 2                                                                          1,500                82,395
------------------------------------------------------------------------------------------------------------------------
Waters Corp. 1                                                                               8,200               353,830
------------------------------------------------------------------------------------------------------------------------
West Pharmaceutical Services, Inc. 2                                                         1,100                38,192
------------------------------------------------------------------------------------------------------------------------
Zoll Medical Corp. 1                                                                           400                10,536
                                                                                                        ----------------
                                                                                                              10,172,566
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.1%
Air Methods Corp. 1,2                                                                        1,300                38,402
------------------------------------------------------------------------------------------------------------------------
Allscripts Healthcare Solutions, Inc. 1                                                     16,600               303,946
------------------------------------------------------------------------------------------------------------------------
AMICAS, Inc. 1                                                                              18,800                88,736
------------------------------------------------------------------------------------------------------------------------
AMN Healthcare Services, Inc. 1,2                                                           19,300               361,296
------------------------------------------------------------------------------------------------------------------------
Brookdale Senior Living, Inc. 2                                                                400                15,100
------------------------------------------------------------------------------------------------------------------------
Cerner Corp. 1,2                                                                             1,800                85,410
------------------------------------------------------------------------------------------------------------------------
Chemed Corp. 2                                                                              11,400               676,476
------------------------------------------------------------------------------------------------------------------------
Computer Programs & Systems, Inc. 2                                                          7,100               355,000
------------------------------------------------------------------------------------------------------------------------
Cross Country Healthcare, Inc. 1,2                                                           8,000               154,880
------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp. 1                                                                  13,100               575,614
------------------------------------------------------------------------------------------------------------------------
Health Net, Inc. 1                                                                          10,500               533,610
------------------------------------------------------------------------------------------------------------------------
Healthspring, Inc. 1                                                                         8,700               161,907
------------------------------------------------------------------------------------------------------------------------
Healthways, Inc. 1                                                                          20,900             1,064,646
------------------------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                                               7,700               405,405
------------------------------------------------------------------------------------------------------------------------
LCA-Vision, Inc. 2                                                                          10,800               541,188
------------------------------------------------------------------------------------------------------------------------
LHC Group, Inc. 1                                                                            3,000                48,000
------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 1                                                            26,700             1,080,549
------------------------------------------------------------------------------------------------------------------------
Manor Care, Inc.                                                                            12,100               536,635
------------------------------------------------------------------------------------------------------------------------
Matria Healthcare, Inc. 1,2                                                                 10,300               390,988


18                       |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
MedCath Corp. 1,2                                                                            9,900      $        189,288
------------------------------------------------------------------------------------------------------------------------
Molina Healthcare, Inc. 1,2                                                                  1,300                43,511
------------------------------------------------------------------------------------------------------------------------
National HealthCare Corp. 2                                                                  1,700                68,136
------------------------------------------------------------------------------------------------------------------------
Nighthawk Radiology Holdings, Inc. 1                                                         2,800                66,892
------------------------------------------------------------------------------------------------------------------------
NovaMed Eyecare, Inc. 1                                                                      2,300                16,330
------------------------------------------------------------------------------------------------------------------------
Odyssey Healthcare, Inc. 1,2                                                                21,400               368,294
------------------------------------------------------------------------------------------------------------------------
Owens & Minor, Inc. 2                                                                       12,400               406,348
------------------------------------------------------------------------------------------------------------------------
Parexel International Corp. 1                                                                1,500                39,660
------------------------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                                                             14,700             1,508,808
------------------------------------------------------------------------------------------------------------------------
Per-Se Technologies, Inc. 1,2                                                               32,300               861,118
------------------------------------------------------------------------------------------------------------------------
Phase Forward, Inc. 1,2                                                                      6,500                72,410
------------------------------------------------------------------------------------------------------------------------
PSS World Medical, Inc. 1                                                                   10,500               202,545
------------------------------------------------------------------------------------------------------------------------
Res-Care, Inc. 1,2                                                                           8,000               147,040
------------------------------------------------------------------------------------------------------------------------
Rural/Metro Corp. 1,2                                                                        8,600                67,768
------------------------------------------------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                                                       7,700               368,522
------------------------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                                                              17,500               712,250
------------------------------------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1                                                               11,800               459,846
------------------------------------------------------------------------------------------------------------------------
Trizetto Group, Inc. 1                                                                      35,000               615,650
------------------------------------------------------------------------------------------------------------------------
U.S. Physical Therapy, Inc. 1                                                                7,100               121,481
------------------------------------------------------------------------------------------------------------------------
United Surgical Partners International, Inc. 1                                               5,350               189,444
------------------------------------------------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B                                                       2,400               121,896
------------------------------------------------------------------------------------------------------------------------
WebMD Health Corp., Cl. A 1,2                                                                1,000                41,640
------------------------------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1,2                                                             24,100             1,095,104
                                                                                                        ----------------
                                                                                                              15,201,769
------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.3%
Allergan, Inc.                                                                                 678                73,563
------------------------------------------------------------------------------------------------------------------------
Alpharma, Inc., Cl. A                                                                       44,900             1,204,218
------------------------------------------------------------------------------------------------------------------------
Andrx Corp. 1                                                                               49,900             1,184,626
------------------------------------------------------------------------------------------------------------------------
Angiotech Pharmaceuticals, Inc. 1,2                                                          9,800               145,040
------------------------------------------------------------------------------------------------------------------------
CNS, Inc. 2                                                                                 12,900               277,866
------------------------------------------------------------------------------------------------------------------------
DepoMed, Inc. 1,2                                                                           15,600               101,868
------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1,2                                                     18,800               616,828
------------------------------------------------------------------------------------------------------------------------
Hi-Tech Pharmacal Co., Inc. 1,2                                                              6,100               172,020
------------------------------------------------------------------------------------------------------------------------
Indevus Pharmaceuticals, Inc. 1,2                                                            3,200                19,840
------------------------------------------------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc. 1                                                                 9,100                81,991
------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                                                                38,700               667,575
------------------------------------------------------------------------------------------------------------------------
Kos Pharmaceuticals, Inc. 1                                                                  6,600               315,282
------------------------------------------------------------------------------------------------------------------------
Matrixx Initiatives, Inc. 1                                                                  1,100                25,630
------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A 2                                                       11,700               381,420
------------------------------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc.                                                                    19,700               460,980
------------------------------------------------------------------------------------------------------------------------
Nektar Therapeutics 1,2                                                                      4,800                97,824
------------------------------------------------------------------------------------------------------------------------
New River Pharmaceuticals, Inc. 1                                                            1,500                49,815
------------------------------------------------------------------------------------------------------------------------
Pain Therapeutics, Inc. 1,2                                                                 10,600               115,222


19                       |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
Salix Pharmaceuticals Ltd. 1                                                                 2,200      $         36,322
------------------------------------------------------------------------------------------------------------------------
Santarus, Inc. 1,2                                                                           5,400                40,338
------------------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                                                               8,100               232,794
                                                                                                        ----------------
                                                                                                               6,301,062
------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--16.6%
------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.3%
AAR Corp. 1                                                                                 19,100               543,968
------------------------------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc. 1                                                                  5,200               401,284
------------------------------------------------------------------------------------------------------------------------
Armor Holdings, Inc. 1,2                                                                    13,300               775,257
------------------------------------------------------------------------------------------------------------------------
Astronics Corp., Cl. B 1                                                                       650                 8,385
------------------------------------------------------------------------------------------------------------------------
Aviall, Inc. 1,2                                                                             1,900                72,352
------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc. 1                                                                        40,300             1,012,336
------------------------------------------------------------------------------------------------------------------------
Cubic Corp. 2                                                                                  800                19,152
------------------------------------------------------------------------------------------------------------------------
DHB Industries, Inc. 1                                                                       2,600                12,428
------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.                                                                      19,200             1,053,504
------------------------------------------------------------------------------------------------------------------------
ESCO Technologies, Inc. 1,2                                                                  3,400               172,210
------------------------------------------------------------------------------------------------------------------------
K&F Industries Holdings, Inc. 1                                                              1,500                24,900
------------------------------------------------------------------------------------------------------------------------
Kaman Corp., Cl. A 2                                                                        11,800               296,888
------------------------------------------------------------------------------------------------------------------------
Ladish Co., Inc. 1,2                                                                         2,000                57,940
------------------------------------------------------------------------------------------------------------------------
NCI, Inc., Cl. A 1                                                                          13,500               189,000
------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1,2                                                                  20,900               330,638
------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                    4,000               237,600
------------------------------------------------------------------------------------------------------------------------
Sequa Corp., Cl. A 1                                                                           600                58,680
------------------------------------------------------------------------------------------------------------------------
Teledyne Technologies, Inc. 1                                                               16,000               569,600
------------------------------------------------------------------------------------------------------------------------
Triumph Group, Inc. 1,2                                                                      5,800               256,708
                                                                                                        ----------------
                                                                                                               6,092,830
------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
ABX Air, Inc. 1                                                                             25,800               175,698
------------------------------------------------------------------------------------------------------------------------
Dynamex, Inc. 1                                                                                100                 1,932
------------------------------------------------------------------------------------------------------------------------
EGL, Inc. 1                                                                                 17,300               778,500
------------------------------------------------------------------------------------------------------------------------
Forward Air Corp. 2                                                                         15,750               587,318
------------------------------------------------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1                                                                    20,600               938,948
                                                                                                        ----------------
                                                                                                               2,482,396
------------------------------------------------------------------------------------------------------------------------
AIRLINES--1.2%
AirTran Holdings, Inc. 1,2                                                                  16,200               293,382
------------------------------------------------------------------------------------------------------------------------
Alaska Air Group, Inc. 1,2                                                                  28,000               992,600
------------------------------------------------------------------------------------------------------------------------
AMR Corp. 1                                                                                 39,200             1,060,360
------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                                                       62,100             1,670,490
------------------------------------------------------------------------------------------------------------------------
ExpressJet Holdings, Inc. 1                                                                 28,800               214,272
------------------------------------------------------------------------------------------------------------------------
Frontier Airlines, Inc. 1,2                                                                 11,300                87,010
------------------------------------------------------------------------------------------------------------------------
Mesa Air Group, Inc. 1,2                                                                    44,500               509,080
------------------------------------------------------------------------------------------------------------------------
Republic Airways Holdings, Inc. 1,2                                                          4,600                68,126
------------------------------------------------------------------------------------------------------------------------
SkyWest, Inc.                                                                               22,200               649,794


20                       |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
AIRLINES CONTINUED
World Air Holdings, Inc. 1                                                                   6,900      $         67,758
                                                                                                        ----------------
                                                                                                               5,612,872
------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--1.2%
Ameron International Corp.                                                                     600                43,938
------------------------------------------------------------------------------------------------------------------------
Apogee Enterprises, Inc. 2                                                                   8,400               141,792
------------------------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc. 1,2                                                              38,400               872,064
------------------------------------------------------------------------------------------------------------------------
Crane Co.                                                                                   14,900               611,049
------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc. 1                                                                       5,500                54,065
------------------------------------------------------------------------------------------------------------------------
Lennox International, Inc.                                                                  15,800               471,788
------------------------------------------------------------------------------------------------------------------------
NCI Building Systems, Inc. 1,2                                                              11,600               693,332
------------------------------------------------------------------------------------------------------------------------
PW Eagle, Inc. 2                                                                             7,800               216,840
------------------------------------------------------------------------------------------------------------------------
Universal Forest Products, Inc. 2                                                           14,100               895,209
------------------------------------------------------------------------------------------------------------------------
USG Corp. 1,2                                                                               14,800             1,405,408
------------------------------------------------------------------------------------------------------------------------
Watsco, Inc. 2                                                                               7,100               504,455
                                                                                                        ----------------
                                                                                                               5,909,940
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.2%
Adesa, Inc.                                                                                  2,200                58,828
------------------------------------------------------------------------------------------------------------------------
Administaff, Inc.                                                                           25,700             1,397,052
------------------------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc. 1,2                                                           21,400               261,936
------------------------------------------------------------------------------------------------------------------------
Banta Corp.                                                                                 13,200               686,136
------------------------------------------------------------------------------------------------------------------------
Bowne & Co., Inc. 2                                                                          2,700                45,009
------------------------------------------------------------------------------------------------------------------------
Brady Corp., Cl. A 2                                                                         1,700                63,682
------------------------------------------------------------------------------------------------------------------------
CBIZ, Inc. 1                                                                                 4,800                38,400
------------------------------------------------------------------------------------------------------------------------
Central Parking Corp. 2                                                                      5,200                83,200
------------------------------------------------------------------------------------------------------------------------
Cenveo, Inc. 1,2                                                                            14,100               233,778
------------------------------------------------------------------------------------------------------------------------
Clean Harbors, Inc. 1,2                                                                     13,800               409,446
------------------------------------------------------------------------------------------------------------------------
Coinstar, Inc. 1                                                                               200                 5,182
------------------------------------------------------------------------------------------------------------------------
CompX International, Inc.                                                                      600                 9,690
------------------------------------------------------------------------------------------------------------------------
Consolidated Graphics, Inc. 1,2                                                              3,500               182,420
------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                                4,500               454,050
------------------------------------------------------------------------------------------------------------------------
Deluxe Corp.                                                                                 1,400                36,638
------------------------------------------------------------------------------------------------------------------------
DiamondCluster International, Inc. 1,2                                                       9,300                99,510
------------------------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                                                     8,800               674,784
------------------------------------------------------------------------------------------------------------------------
Ennis, Inc. 2                                                                                3,100                60,450
------------------------------------------------------------------------------------------------------------------------
Equifax, Inc.                                                                                2,200                81,928
------------------------------------------------------------------------------------------------------------------------
Exponent, Inc. 1                                                                             6,200               196,230
------------------------------------------------------------------------------------------------------------------------
Geo Group, Inc. (The) 1                                                                      2,400                80,016
------------------------------------------------------------------------------------------------------------------------
Harland (John H.) Co.                                                                        2,600               102,180
------------------------------------------------------------------------------------------------------------------------
Healthcare Services Group, Inc. 2                                                            8,674               185,277
------------------------------------------------------------------------------------------------------------------------
Heidrick & Struggles International, Inc. 1,2                                                 2,100                76,188
------------------------------------------------------------------------------------------------------------------------
HNI Corp.                                                                                    9,900               584,100
------------------------------------------------------------------------------------------------------------------------
IHS, Inc., Cl. A 1                                                                           3,300                90,255
------------------------------------------------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                                                 41,700               594,225
------------------------------------------------------------------------------------------------------------------------
Kforce, Inc. 1,2                                                                             5,300                67,575
------------------------------------------------------------------------------------------------------------------------
Knoll, Inc.                                                                                 10,600               225,992


21                       |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Korn-Ferry International 1,2                                                                24,200      $        493,438
------------------------------------------------------------------------------------------------------------------------
Labor Ready, Inc. 1                                                                         32,200               771,190
------------------------------------------------------------------------------------------------------------------------
M&F Worldwide Corp. 1                                                                        2,700                38,556
------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                              12,300               703,314
------------------------------------------------------------------------------------------------------------------------
McGrath Rentcorp 2                                                                           2,500                75,150
------------------------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                                       12,700               411,607
------------------------------------------------------------------------------------------------------------------------
On Assignment, Inc. 1                                                                       12,100               132,858
------------------------------------------------------------------------------------------------------------------------
PHH Corp. 1                                                                                 43,700             1,166,790
------------------------------------------------------------------------------------------------------------------------
Pico Holdings, Inc. 1,2                                                                      2,100                69,069
------------------------------------------------------------------------------------------------------------------------
Republic Services, Inc.                                                                      3,100               131,781
------------------------------------------------------------------------------------------------------------------------
Resources Connection, Inc. 1,2                                                               4,900               122,059
------------------------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                                              2,400                92,664
------------------------------------------------------------------------------------------------------------------------
Rollins, Inc.                                                                                1,600                32,384
------------------------------------------------------------------------------------------------------------------------
Sirva, Inc. 1,2                                                                             28,900               246,517
------------------------------------------------------------------------------------------------------------------------
SITEL Corp. 1                                                                                2,600                10,920
------------------------------------------------------------------------------------------------------------------------
Sourcecorp, Inc. 1                                                                           9,100               219,401
------------------------------------------------------------------------------------------------------------------------
Spherion Corp. 1,2                                                                          43,200               449,280
------------------------------------------------------------------------------------------------------------------------
Standard Register Co. (The) 2                                                                9,800               151,900
------------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                                                                       2,300                41,400
------------------------------------------------------------------------------------------------------------------------
Team, Inc. 1                                                                                   500                16,630
------------------------------------------------------------------------------------------------------------------------
TeleTech Holdings, Inc. 1                                                                   56,300               625,493
------------------------------------------------------------------------------------------------------------------------
Tetra Tech, Inc. 1                                                                          40,400               771,236
------------------------------------------------------------------------------------------------------------------------
United Stationers, Inc. 1                                                                   18,200               966,420
------------------------------------------------------------------------------------------------------------------------
Viad Corp. 2                                                                                 8,700               298,236
------------------------------------------------------------------------------------------------------------------------
Volt Information Sciences, Inc. 1,2                                                          2,900                88,624
------------------------------------------------------------------------------------------------------------------------
West Corp. 1                                                                                 2,700               120,582
                                                                                                        ----------------
                                                                                                              15,331,656
------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.3%
Baker (Michael) Corp. 1,2                                                                    6,100               172,813
------------------------------------------------------------------------------------------------------------------------
Comfort Systems USA, Inc.                                                                   23,800               321,300
------------------------------------------------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                                                         22,400             1,112,384
------------------------------------------------------------------------------------------------------------------------
Foster Wheeler Ltd. 1                                                                        4,900               231,819
------------------------------------------------------------------------------------------------------------------------
Granite Construction, Inc.                                                                  18,900               920,052
------------------------------------------------------------------------------------------------------------------------
Insituform Technologies, Inc., Cl. A 1,2                                                     7,800               207,480
------------------------------------------------------------------------------------------------------------------------
Perini Corp. 1                                                                               1,800                54,666
------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc. 1,2                                                                   80,900             1,296,018
------------------------------------------------------------------------------------------------------------------------
URS Corp. 1                                                                                 23,700               953,925
------------------------------------------------------------------------------------------------------------------------
Washington Group International, Inc.                                                         2,000               114,780
------------------------------------------------------------------------------------------------------------------------
Williams Scotsman International, Inc. 1                                                     28,900               723,945
                                                                                                        ----------------
                                                                                                               6,109,182
------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.4%
Acuity Brands, Inc.                                                                         34,100             1,364,000
------------------------------------------------------------------------------------------------------------------------
AMETEK, Inc.                                                                                   400                17,984
------------------------------------------------------------------------------------------------------------------------
Artesyn Technologies, Inc. 1                                                                 8,800                96,360


22                       |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT CONTINUED
Baldor Electric Co.                                                                          4,400      $        149,028
------------------------------------------------------------------------------------------------------------------------
C&D Technologies, Inc. 2                                                                     3,200                29,568
------------------------------------------------------------------------------------------------------------------------
Franklin Electric Co., Inc. 2                                                                  700                38,255
------------------------------------------------------------------------------------------------------------------------
General Cable Corp. 1                                                                       44,000             1,334,520
------------------------------------------------------------------------------------------------------------------------
Genlyte Group, Inc. (The) 1,2                                                               11,500               783,610
------------------------------------------------------------------------------------------------------------------------
LaBarge, Inc. 1,2                                                                            7,200               107,640
------------------------------------------------------------------------------------------------------------------------
Lamson & Sessions Co. (The) 1,2                                                              3,200                89,056
------------------------------------------------------------------------------------------------------------------------
LSI Industries, Inc.                                                                        12,100               206,184
------------------------------------------------------------------------------------------------------------------------
Power-One, Inc. 1,2                                                                         24,600               177,120
------------------------------------------------------------------------------------------------------------------------
Preformed Line Products Co. 2                                                                  700                23,744
------------------------------------------------------------------------------------------------------------------------
Roper Industries, Inc.                                                                       9,800               476,574
------------------------------------------------------------------------------------------------------------------------
Smith (A.O.) Corp. 2                                                                        13,800               728,640
------------------------------------------------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                                                       8,400               431,592
------------------------------------------------------------------------------------------------------------------------
Vicor Corp. 2                                                                               10,600               209,138
------------------------------------------------------------------------------------------------------------------------
Woodward Governor Co. 2                                                                     21,300               708,225
                                                                                                        ----------------
                                                                                                               6,971,238
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Raven Industries, Inc.                                                                         600                23,466
------------------------------------------------------------------------------------------------------------------------
Teleflex, Inc.                                                                               8,100               580,203
------------------------------------------------------------------------------------------------------------------------
United Industrial Corp. 2                                                                      900                54,837
                                                                                                        ----------------
                                                                                                                 658,506
------------------------------------------------------------------------------------------------------------------------
MACHINERY--3.8%
Accuride Corp. 1                                                                             3,700                42,550
------------------------------------------------------------------------------------------------------------------------
AGCO Corp. 1,2                                                                              51,100             1,059,814
------------------------------------------------------------------------------------------------------------------------
Albany International Corp., Cl. A                                                           30,100             1,146,509
------------------------------------------------------------------------------------------------------------------------
American Railcar Industries, Inc.                                                           11,000               385,770
------------------------------------------------------------------------------------------------------------------------
American Science & Engineering, Inc. 1,2                                                     2,400               224,160
------------------------------------------------------------------------------------------------------------------------
Astec Industries, Inc. 1                                                                    19,100               685,690
------------------------------------------------------------------------------------------------------------------------
Badger Meter, Inc. 2                                                                           200                11,396
------------------------------------------------------------------------------------------------------------------------
Barnes Group, Inc. 2                                                                         9,500               384,750
------------------------------------------------------------------------------------------------------------------------
Cascade Corp. 2                                                                              3,800               200,830
------------------------------------------------------------------------------------------------------------------------
Ceradyne, Inc. 1,2                                                                          11,600               578,840
------------------------------------------------------------------------------------------------------------------------
CIRCOR International, Inc. 2                                                                 3,800               110,960
------------------------------------------------------------------------------------------------------------------------
Clarcor, Inc.                                                                                3,500               124,600
------------------------------------------------------------------------------------------------------------------------
Columbus McKinnon Corp. 1                                                                   12,100               325,853
------------------------------------------------------------------------------------------------------------------------
Commercial Vehicle Group, Inc. 1,2                                                           2,100                40,341
------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                3,900               409,890
------------------------------------------------------------------------------------------------------------------------
Dynamic Materials Corp. 2                                                                    2,400                85,536
------------------------------------------------------------------------------------------------------------------------
Encore Wire Corp. 1,2                                                                       15,300               518,364
------------------------------------------------------------------------------------------------------------------------
Esterline Technologies Corp. 1                                                              18,200               778,050
------------------------------------------------------------------------------------------------------------------------
Federal Signal Corp.                                                                         2,800                51,800
------------------------------------------------------------------------------------------------------------------------
Flow International Corp. 1                                                                   2,500                32,925
------------------------------------------------------------------------------------------------------------------------
Flowserve Corp. 1                                                                           29,500             1,721,030
------------------------------------------------------------------------------------------------------------------------
Freightcar America, Inc. 2                                                                   5,200               330,720


23                       |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
MACHINERY CONTINUED
JLG Industries, Inc. 2                                                                      22,200      $        683,538
------------------------------------------------------------------------------------------------------------------------
Kaydon Corp. 2                                                                              15,700               633,652
------------------------------------------------------------------------------------------------------------------------
Lincoln Electric Holdings, Inc.                                                              6,400               345,536
------------------------------------------------------------------------------------------------------------------------
Lindsay Manufacturing Co. 2                                                                    500                13,545
------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                   10,500               957,075
------------------------------------------------------------------------------------------------------------------------
Miller Industries, Inc. 1                                                                    5,100               130,050
------------------------------------------------------------------------------------------------------------------------
Mueller Industries, Inc.                                                                    13,200               471,108
------------------------------------------------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                                                                5,700               877,572
------------------------------------------------------------------------------------------------------------------------
Navistar International Corp. 1                                                               3,500                96,530
------------------------------------------------------------------------------------------------------------------------
Nordson Corp.                                                                               14,000               698,040
------------------------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                                          1,500                93,360
------------------------------------------------------------------------------------------------------------------------
RBC Bearings, Inc. 1,2                                                                         800                16,400
------------------------------------------------------------------------------------------------------------------------
Regal-Beloit Corp. 2                                                                         2,600               109,902
------------------------------------------------------------------------------------------------------------------------
SPX Corp.                                                                                   11,900               635,698
------------------------------------------------------------------------------------------------------------------------
Stewart & Stevenson Services, Inc.                                                          11,500               419,520
------------------------------------------------------------------------------------------------------------------------
Sun Hydraulics Corp. 2                                                                       4,700               100,486
------------------------------------------------------------------------------------------------------------------------
Tennant Co. 2                                                                                4,200               219,744
------------------------------------------------------------------------------------------------------------------------
Terex Corp. 1                                                                               10,000               792,400
------------------------------------------------------------------------------------------------------------------------
Titan International, Inc. 2                                                                 10,600               182,956
------------------------------------------------------------------------------------------------------------------------
Toro Co. (The) 2                                                                            11,400               544,350
------------------------------------------------------------------------------------------------------------------------
Valmont Industries, Inc.                                                                     4,900               205,996
------------------------------------------------------------------------------------------------------------------------
Wabtec Corp.                                                                                24,900               811,740
                                                                                                        ----------------
                                                                                                              18,289,576
------------------------------------------------------------------------------------------------------------------------
MARINE--0.2%
American Commercial Lines, Inc. 1,2                                                          5,200               245,440
------------------------------------------------------------------------------------------------------------------------
Horizon Lines, Inc., Cl. A                                                                  12,800               165,888
------------------------------------------------------------------------------------------------------------------------
Kirby Corp. 1                                                                                5,400               367,794
                                                                                                        ----------------
                                                                                                                 779,122
------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.3%
Amerco, Inc. 1,2                                                                             6,500               643,305
------------------------------------------------------------------------------------------------------------------------
Arkansas Best Corp. 2                                                                       26,500             1,036,680
------------------------------------------------------------------------------------------------------------------------
Celadon Group, Inc. 1                                                                       14,800               323,972
------------------------------------------------------------------------------------------------------------------------
Heartland Express, Inc. 2                                                                    7,500               163,425
------------------------------------------------------------------------------------------------------------------------
Laidlaw International, Inc.                                                                 17,200               467,840
------------------------------------------------------------------------------------------------------------------------
Landstar System, Inc.                                                                       15,300               675,036
------------------------------------------------------------------------------------------------------------------------
Mullen Group Income Fund                                                                     3,000                82,202
------------------------------------------------------------------------------------------------------------------------
Pacer International, Inc.                                                                   39,800             1,300,664
------------------------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                                          4,900               219,422
------------------------------------------------------------------------------------------------------------------------
SCS Transportation, Inc. 1                                                                  10,100               294,011
------------------------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1,2                                                          39,700               862,681
------------------------------------------------------------------------------------------------------------------------
U.S. Xpress Enterprises, Inc., Cl. A 1                                                       1,100                21,417
------------------------------------------------------------------------------------------------------------------------
Universal Truckload Services, Inc. 1                                                         4,000               100,200
------------------------------------------------------------------------------------------------------------------------
USA Truck, Inc. 1                                                                            8,000               196,960
                                                                                                        ----------------
                                                                                                               6,387,815


24                       |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.1%
Applied Industrial Technologies, Inc.                                                       27,750      $      1,237,650
------------------------------------------------------------------------------------------------------------------------
BlueLinx Holdings, Inc.                                                                      5,900                94,400
------------------------------------------------------------------------------------------------------------------------
GATX Corp.                                                                                   8,600               355,094
------------------------------------------------------------------------------------------------------------------------
H&E Equipment Services, Inc. 1                                                               7,100               206,752
------------------------------------------------------------------------------------------------------------------------
Interline Brands, Inc. 1                                                                       700                17,661
------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., Cl. A                                                       7,300               394,346
------------------------------------------------------------------------------------------------------------------------
Rush Enterprises, Inc., Cl. A 1,2                                                            1,400                24,612
------------------------------------------------------------------------------------------------------------------------
UAP Holding Corp.                                                                           43,000               924,500
------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc. 1,2                                                                    44,700             1,542,150
------------------------------------------------------------------------------------------------------------------------
WESCO International, Inc. 1,2                                                                6,500               442,065
                                                                                                        ----------------
                                                                                                               5,239,230
------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
Macquarie Infrastructure Co. Trust                                                             900                29,250
------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--23.8%
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.4%
ADTRAN, Inc.                                                                                18,700               489,566
------------------------------------------------------------------------------------------------------------------------
Anaren Microwave, Inc. 1                                                                     9,900               192,753
------------------------------------------------------------------------------------------------------------------------
Andrew Corp. 1                                                                              31,300               384,364
------------------------------------------------------------------------------------------------------------------------
Arris Group, Inc. 1                                                                         38,400               528,384
------------------------------------------------------------------------------------------------------------------------
Avaya, Inc. 1                                                                               24,900               281,370
------------------------------------------------------------------------------------------------------------------------
Avocent Corp. 1                                                                             31,900             1,012,506
------------------------------------------------------------------------------------------------------------------------
Black Box Corp.                                                                              7,000               336,350
------------------------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                                                     252,900             1,689,372
------------------------------------------------------------------------------------------------------------------------
Ciena Corp. 1                                                                              243,400             1,268,114
------------------------------------------------------------------------------------------------------------------------
CommScope, Inc. 1                                                                           49,900             1,424,645
------------------------------------------------------------------------------------------------------------------------
Digi International, Inc. 1,2                                                                10,000               116,700
------------------------------------------------------------------------------------------------------------------------
Ditech Communications Corp. 1,2                                                             13,700               143,165
------------------------------------------------------------------------------------------------------------------------
Echelon Corp. 1,2                                                                              200                 1,888
------------------------------------------------------------------------------------------------------------------------
Emulex Corp. 1                                                                              62,200             1,062,998
------------------------------------------------------------------------------------------------------------------------
Extreme Networks, Inc. 1                                                                    65,700               329,814
------------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc. 1                                                                    39,500               717,320
------------------------------------------------------------------------------------------------------------------------
Harmonic, Inc. 1                                                                             7,100                45,227
------------------------------------------------------------------------------------------------------------------------
Inter-Tel, Inc.                                                                                900                19,296
------------------------------------------------------------------------------------------------------------------------
InterDigital Communications Corp. 1                                                          3,300                80,916
------------------------------------------------------------------------------------------------------------------------
MasTec, Inc. 1,2                                                                            30,800               436,436
------------------------------------------------------------------------------------------------------------------------
Netgear, Inc. 1,2                                                                           17,500               332,675
------------------------------------------------------------------------------------------------------------------------
Oplink Communications, Inc. 1,2                                                              1,400                24,276
------------------------------------------------------------------------------------------------------------------------
Packeteer, Inc. 1,2                                                                         38,900               451,240
------------------------------------------------------------------------------------------------------------------------
Performance Technologies, Inc. 1,2                                                          10,100                75,750
------------------------------------------------------------------------------------------------------------------------
Polycom, Inc. 1                                                                             74,100             1,606,488
------------------------------------------------------------------------------------------------------------------------
Powerwave Technologies, Inc. 1                                                              13,500               182,115
------------------------------------------------------------------------------------------------------------------------
QLogic Corp. 1                                                                              24,900               481,815
------------------------------------------------------------------------------------------------------------------------
Redback Networks, Inc. 1,2                                                                  45,400               984,726
------------------------------------------------------------------------------------------------------------------------
Stratex Networks, Inc. 1,2                                                                  13,300                81,795


25                       |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
Superior Essex, Inc. 1                                                                       9,500      $        241,680
------------------------------------------------------------------------------------------------------------------------
Sycamore Networks, Inc. 1                                                                   84,200               395,740
------------------------------------------------------------------------------------------------------------------------
Symmetricom, Inc. 1,2                                                                        9,500                81,225
------------------------------------------------------------------------------------------------------------------------
Tekelec, Inc. 1,2                                                                           15,700               217,131
------------------------------------------------------------------------------------------------------------------------
Tellabs, Inc. 1                                                                             23,300               370,470
------------------------------------------------------------------------------------------------------------------------
ViaSat, Inc. 1                                                                              10,500               300,825
                                                                                                        ----------------
                                                                                                              16,389,135
------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.4%
Advanced Digital Information Corp. 1                                                        41,800               367,004
------------------------------------------------------------------------------------------------------------------------
Dot Hill Systems Corp. 1,2                                                                   9,400                66,740
------------------------------------------------------------------------------------------------------------------------
Electronics for Imaging, Inc. 1,2                                                           10,300               288,091
------------------------------------------------------------------------------------------------------------------------
Imation Corp.                                                                               26,700             1,145,697
------------------------------------------------------------------------------------------------------------------------
Intergraph Corp. 1                                                                          22,200               924,852
------------------------------------------------------------------------------------------------------------------------
Intermec, Inc. 1,2                                                                          22,100               674,271
------------------------------------------------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd. 1,2                                                       5,400               139,644
------------------------------------------------------------------------------------------------------------------------
Maxtor Corp. 1                                                                              65,600               627,136
------------------------------------------------------------------------------------------------------------------------
NCR Corp. 1                                                                                  4,300               179,697
------------------------------------------------------------------------------------------------------------------------
Palm, Inc. 1,2                                                                              55,500             1,285,380
------------------------------------------------------------------------------------------------------------------------
SimpleTech, Inc. 1                                                                           1,400                 5,264
------------------------------------------------------------------------------------------------------------------------
Synaptics, Inc. 1,2                                                                          2,600                57,174
------------------------------------------------------------------------------------------------------------------------
Western Digital Corp. 1                                                                     53,000             1,029,790
                                                                                                        ----------------
                                                                                                               6,790,740
------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.5%
Aeroflex, Inc. 1                                                                            11,800               162,014
------------------------------------------------------------------------------------------------------------------------
Agilysys, Inc.                                                                              21,600               325,296
------------------------------------------------------------------------------------------------------------------------
Anixter International, Inc. 2                                                                9,100               434,798
------------------------------------------------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                                                                   18,100               584,087
------------------------------------------------------------------------------------------------------------------------
Avnet, Inc. 1                                                                                9,400               238,572
------------------------------------------------------------------------------------------------------------------------
AVX Corp. 2                                                                                 16,900               299,130
------------------------------------------------------------------------------------------------------------------------
Belden CDT, Inc. 2                                                                          30,500               830,515
------------------------------------------------------------------------------------------------------------------------
Bell Microproducts, Inc. 1,2                                                                10,800                66,528
------------------------------------------------------------------------------------------------------------------------
Brightpoint, Inc. 1,2                                                                       42,075             1,306,850
------------------------------------------------------------------------------------------------------------------------
CalAmp Corp. 1,2                                                                             8,800               103,312
------------------------------------------------------------------------------------------------------------------------
CDW Corp. 2                                                                                  3,500               205,975
------------------------------------------------------------------------------------------------------------------------
Checkpoint Systems, Inc. 1                                                                  14,200               381,696
------------------------------------------------------------------------------------------------------------------------
Coherent, Inc. 1                                                                            27,000               947,970
------------------------------------------------------------------------------------------------------------------------
CTS Corp. 2                                                                                  2,900                38,802
------------------------------------------------------------------------------------------------------------------------
Electro Scientific Industries, Inc. 1,2                                                     27,400               606,362
------------------------------------------------------------------------------------------------------------------------
Fargo Electronics, Inc. 1                                                                    8,400               142,044
------------------------------------------------------------------------------------------------------------------------
Hypercom Corp. 1,2                                                                          20,700               192,510
------------------------------------------------------------------------------------------------------------------------
Itron, Inc. 1                                                                               10,900               652,365
------------------------------------------------------------------------------------------------------------------------
Keithley Instruments, Inc. 2                                                                 5,100                78,336
------------------------------------------------------------------------------------------------------------------------
Kemet Corp. 1                                                                                4,500                42,615


26                       |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Komag, Inc. 1,2                                                                             29,400      $      1,399,440
------------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 1                                                         8,900               537,026
------------------------------------------------------------------------------------------------------------------------
MTS Systems Corp.                                                                            9,800               409,934
------------------------------------------------------------------------------------------------------------------------
Multi-Fineline Electronix, Inc. 1,2                                                          4,600               269,054
------------------------------------------------------------------------------------------------------------------------
National Instruments Corp.                                                                   8,400               274,008
------------------------------------------------------------------------------------------------------------------------
Newport Corp. 1,2                                                                           11,900               224,434
------------------------------------------------------------------------------------------------------------------------
Park Electrochemical Corp. 2                                                                16,100               474,950
------------------------------------------------------------------------------------------------------------------------
PC Connection, Inc. 1                                                                        3,800                21,888
------------------------------------------------------------------------------------------------------------------------
Photon Dynamics, Inc. 1,2                                                                    1,300                24,375
------------------------------------------------------------------------------------------------------------------------
Planar Systems, Inc. 1,2                                                                     1,000                16,920
------------------------------------------------------------------------------------------------------------------------
Plexus Corp. 1                                                                              45,600             1,713,192
------------------------------------------------------------------------------------------------------------------------
RadiSys Corp. 1,2                                                                           16,900               335,465
------------------------------------------------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 1,2                                                          12,000               649,560
------------------------------------------------------------------------------------------------------------------------
Rogers Corp. 1,2                                                                             2,600               141,648
------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                                                        108,400               444,440
------------------------------------------------------------------------------------------------------------------------
ScanSource, Inc. 1,2                                                                         3,000               181,230
------------------------------------------------------------------------------------------------------------------------
Solectron Corp. 1                                                                          138,400               553,600
------------------------------------------------------------------------------------------------------------------------
Staktek Holdings, Inc. 1                                                                       900                 5,580
------------------------------------------------------------------------------------------------------------------------
SYNNEX Corp. 1                                                                               1,500                27,840
------------------------------------------------------------------------------------------------------------------------
Tech Data Corp. 1                                                                           15,000               553,650
------------------------------------------------------------------------------------------------------------------------
Technitrol, Inc.                                                                             5,000               119,900
------------------------------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                                             11,000               392,810
------------------------------------------------------------------------------------------------------------------------
Zygo Corp. 1                                                                                21,100               344,352
                                                                                                        ----------------
                                                                                                              16,755,073
------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--3.1%
24/7 Real Media, Inc. 1,2                                                                   27,800               290,788
------------------------------------------------------------------------------------------------------------------------
Ariba, Inc. 1,2                                                                             13,100               128,118
------------------------------------------------------------------------------------------------------------------------
Art Technology Group, Inc. 1                                                                 9,500                30,495
------------------------------------------------------------------------------------------------------------------------
AsiaInfo Holdings, Inc. 1,2                                                                 10,000                50,000
------------------------------------------------------------------------------------------------------------------------
Bankrate, Inc. 1                                                                             4,400               191,664
------------------------------------------------------------------------------------------------------------------------
Blackboard, Inc. 1                                                                           3,000                85,230
------------------------------------------------------------------------------------------------------------------------
Chordiant Software, Inc. 1                                                                   3,000                10,470
------------------------------------------------------------------------------------------------------------------------
Covansys Corp. 1                                                                             5,800                99,702
------------------------------------------------------------------------------------------------------------------------
CyberSource Corp. 1                                                                         12,400               138,384
------------------------------------------------------------------------------------------------------------------------
Digital Insight Corp. 1                                                                     30,700             1,117,480
------------------------------------------------------------------------------------------------------------------------
Digital River, Inc. 1,2                                                                     31,600             1,378,076
------------------------------------------------------------------------------------------------------------------------
Digitas, Inc. 1                                                                             22,500               324,000
------------------------------------------------------------------------------------------------------------------------
EarthLink, Inc. 1                                                                          117,600             1,123,080
------------------------------------------------------------------------------------------------------------------------
eCollege.com, Inc. 1                                                                           800                15,072
------------------------------------------------------------------------------------------------------------------------
HomeStore.com, Inc. 1,2                                                                     89,700               588,432
------------------------------------------------------------------------------------------------------------------------
InfoSpace, Inc. 1,2                                                                         40,200             1,123,590
------------------------------------------------------------------------------------------------------------------------
Internet Security Systems, Inc. 1,2                                                         47,000             1,127,060
------------------------------------------------------------------------------------------------------------------------
Interwoven, Inc. 1                                                                           1,300                11,687


27                       |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
iPass, Inc. 1                                                                               20,400      $        163,404
------------------------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1,2                                                           9,900               465,300
------------------------------------------------------------------------------------------------------------------------
Keynote Systems, Inc. 1,2                                                                    1,800                20,592
------------------------------------------------------------------------------------------------------------------------
Knot, Inc. (The) 1                                                                             700                12,670
------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1                                                                13,500             1,421,415
------------------------------------------------------------------------------------------------------------------------
Online Resources & Communications Corp. 1,2                                                  9,000               117,000
------------------------------------------------------------------------------------------------------------------------
Open Text Corp. 1,2                                                                          9,200               151,156
------------------------------------------------------------------------------------------------------------------------
Openwave Systems, Inc. 1,2                                                                  35,700               770,406
------------------------------------------------------------------------------------------------------------------------
RealNetworks, Inc. 1                                                                        55,100               454,575
------------------------------------------------------------------------------------------------------------------------
Secure Computing Corp. 1                                                                    22,900               264,266
------------------------------------------------------------------------------------------------------------------------
SonicWALL, Inc. 1,2                                                                         61,500               436,035
------------------------------------------------------------------------------------------------------------------------
Stellent, Inc.                                                                               1,900                22,534
------------------------------------------------------------------------------------------------------------------------
United Online, Inc. 2                                                                       76,800               987,648
------------------------------------------------------------------------------------------------------------------------
ValueClick, Inc. 1                                                                               4                    68
------------------------------------------------------------------------------------------------------------------------
Vignette Corp. 1                                                                            25,900               382,025
------------------------------------------------------------------------------------------------------------------------
webMethods, Inc. 1                                                                          49,100               413,422
------------------------------------------------------------------------------------------------------------------------
Websense, Inc. 1,2                                                                          40,600             1,119,748
                                                                                                        ----------------
                                                                                                              15,035,592
------------------------------------------------------------------------------------------------------------------------
IT SERVICES--2.8%
Acxiom Corp.                                                                                13,300               343,672
------------------------------------------------------------------------------------------------------------------------
Anteon International Corp. 1                                                                   300                16,368
------------------------------------------------------------------------------------------------------------------------
Aquantive, Inc. 1                                                                            9,100               214,214
------------------------------------------------------------------------------------------------------------------------
BearingPoint, Inc. 1,2                                                                      39,900               338,751
------------------------------------------------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                                                                   51,900               699,612
------------------------------------------------------------------------------------------------------------------------
CACI International, Inc., Cl. A 1                                                           11,700               769,275
------------------------------------------------------------------------------------------------------------------------
Ceridian Corp. 1                                                                            24,000               610,800
------------------------------------------------------------------------------------------------------------------------
CheckFree Corp. 1                                                                           11,400               575,700
------------------------------------------------------------------------------------------------------------------------
CIBER, Inc. 1                                                                               19,900               126,962
------------------------------------------------------------------------------------------------------------------------
Convergys Corp. 1                                                                            6,000               109,260
------------------------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1                                                           51,000             1,186,260
------------------------------------------------------------------------------------------------------------------------
Forrester Research, Inc. 1                                                                   9,000               200,880
------------------------------------------------------------------------------------------------------------------------
Gevity HR, Inc. 2                                                                            5,400               132,084
------------------------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                                       11,500               609,615
------------------------------------------------------------------------------------------------------------------------
Hewitt Associates, Inc. 1                                                                    3,700               110,038
------------------------------------------------------------------------------------------------------------------------
infoUSA, Inc.                                                                               25,100               325,798
------------------------------------------------------------------------------------------------------------------------
Integral Systems, Inc. 2                                                                       300                 8,097
------------------------------------------------------------------------------------------------------------------------
Intrado, Inc. 1                                                                             17,700               459,846
------------------------------------------------------------------------------------------------------------------------
Keane, Inc. 1,2                                                                             11,800               185,850
------------------------------------------------------------------------------------------------------------------------
Lawson Software, Inc. 1,2                                                                   98,100               752,427
------------------------------------------------------------------------------------------------------------------------
Lightbridge, Inc. 1                                                                          3,700                41,070
------------------------------------------------------------------------------------------------------------------------
Manhattan Associates, Inc. 1,2                                                              15,800               347,600
------------------------------------------------------------------------------------------------------------------------
ManTech International Corp. 1                                                                7,600               252,472
------------------------------------------------------------------------------------------------------------------------
Maximus, Inc.                                                                               22,400               805,952


30                       |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
IT SERVICES CONTINUED
MoneyGram International, Inc.                                                               19,100      $        586,752
------------------------------------------------------------------------------------------------------------------------
MPS Group, Inc. 1                                                                           88,600             1,355,580
------------------------------------------------------------------------------------------------------------------------
Perot Systems Corp., Cl. A 1,2                                                              43,100               670,636
------------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.                                                                        18,900               444,717
------------------------------------------------------------------------------------------------------------------------
SI International, Inc. 1                                                                       900                31,635
------------------------------------------------------------------------------------------------------------------------
Startek, Inc. 2                                                                              5,500               129,580
------------------------------------------------------------------------------------------------------------------------
Sykes Enterprises, Inc. 1                                                                   28,500               404,130
------------------------------------------------------------------------------------------------------------------------
TNS, Inc. 1                                                                                  4,700                99,546
------------------------------------------------------------------------------------------------------------------------
Total System Services, Inc. 2                                                                3,500                69,720
------------------------------------------------------------------------------------------------------------------------
Tyler Technologies, Inc. 1                                                                   1,400                15,400
------------------------------------------------------------------------------------------------------------------------
Unisys Corp. 1                                                                              15,600               107,484
------------------------------------------------------------------------------------------------------------------------
VeriFone Holdings, Inc. 1,2                                                                  4,700               142,363
                                                                                                        ----------------
                                                                                                              13,280,146
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.1%
ADE Corp. 1                                                                                 18,300               560,346
------------------------------------------------------------------------------------------------------------------------
Advanced Energy Industries, Inc. 1,2                                                        31,100               439,443
------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc. 1,2                                                                  37,800               326,592
------------------------------------------------------------------------------------------------------------------------
ANADIGICS, Inc. 1                                                                           18,200               143,780
------------------------------------------------------------------------------------------------------------------------
Applied Micro Circuits Corp. 1                                                             122,200               497,354
------------------------------------------------------------------------------------------------------------------------
Asyst Technologies, Inc. 1                                                                  27,900               290,439
------------------------------------------------------------------------------------------------------------------------
Atmel Corp. 1                                                                               51,700               244,024
------------------------------------------------------------------------------------------------------------------------
Axcelis Technologies, Inc. 1                                                                31,800               186,348
------------------------------------------------------------------------------------------------------------------------
Brooks Automation, Inc. 1,2                                                                 21,754               309,777
------------------------------------------------------------------------------------------------------------------------
Cirrus Logic, Inc. 1                                                                        74,700               633,456
------------------------------------------------------------------------------------------------------------------------
Cohu, Inc. 2                                                                                14,900               316,178
------------------------------------------------------------------------------------------------------------------------
Conexant Systems, Inc. 1                                                                   232,700               802,815
------------------------------------------------------------------------------------------------------------------------
Cymer, Inc. 1                                                                               34,900             1,585,856
------------------------------------------------------------------------------------------------------------------------
Diodes, Inc. 1                                                                              12,424               515,596
------------------------------------------------------------------------------------------------------------------------
EMCORE Corp. 1,2                                                                            12,800               130,816
------------------------------------------------------------------------------------------------------------------------
Entegris, Inc. 1                                                                            15,375               163,590
------------------------------------------------------------------------------------------------------------------------
Exar Corp. 1,2                                                                              13,800               197,064
------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., Cl. A 1                                         6,900               131,583
------------------------------------------------------------------------------------------------------------------------
FEI Co. 1,2                                                                                  1,700                33,745
------------------------------------------------------------------------------------------------------------------------
Genesis Microchip, Inc. 1,2                                                                 13,500               230,040
------------------------------------------------------------------------------------------------------------------------
Hittite Microwave Corp. 1                                                                    1,800                60,678
------------------------------------------------------------------------------------------------------------------------
Ikanos Communications, Inc. 1,2                                                              9,000               177,390
------------------------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                                                       24,600               711,432
------------------------------------------------------------------------------------------------------------------------
Intevac, Inc. 1,2                                                                            5,900               169,802
------------------------------------------------------------------------------------------------------------------------
IXYS Corp. 1,2                                                                               9,300                85,746
------------------------------------------------------------------------------------------------------------------------
Kopin Corp. 1,2                                                                             64,500               323,145
------------------------------------------------------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc. 1,2                                                        36,400               347,256
------------------------------------------------------------------------------------------------------------------------
Lam Research Corp. 1                                                                        14,600               627,800
------------------------------------------------------------------------------------------------------------------------
LSI Logic Corp. 1                                                                           63,700               736,372


29                       |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
LTX Corp. 1                                                                                 45,000      $        243,000
------------------------------------------------------------------------------------------------------------------------
Mattson Technology, Inc. 1                                                                  32,200               386,400
------------------------------------------------------------------------------------------------------------------------
Micrel, Inc. 1,2                                                                            83,800             1,241,916
------------------------------------------------------------------------------------------------------------------------
Microsemi Corp. 1                                                                           33,000               960,630
------------------------------------------------------------------------------------------------------------------------
Microtune, Inc. 1,2                                                                            800                 4,176
------------------------------------------------------------------------------------------------------------------------
Mindspeed Technologies, Inc. 1,2                                                             9,300                37,014
------------------------------------------------------------------------------------------------------------------------
MIPS Technologies, Inc., Cl. A 1                                                            11,400                85,044
------------------------------------------------------------------------------------------------------------------------
MKS Instruments, Inc. 1                                                                     14,500               339,735
------------------------------------------------------------------------------------------------------------------------
Netlogic Microsystems, Inc. 1,2                                                             13,900               572,819
------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc. 1                                                                    20,200               484,800
------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp. 1                                                                              13,500               773,010
------------------------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                                                           50,200             1,516,040
------------------------------------------------------------------------------------------------------------------------
ON Semiconductor Corp. 1,2                                                                 151,300             1,098,438
------------------------------------------------------------------------------------------------------------------------
PDF Solutions, Inc. 1,2                                                                     15,000               283,800
------------------------------------------------------------------------------------------------------------------------
Photronics, Inc. 1,2                                                                        37,600               705,376
------------------------------------------------------------------------------------------------------------------------
PortalPlayer, Inc. 1,2                                                                       6,500               144,495
------------------------------------------------------------------------------------------------------------------------
Power Integrations, Inc. 1,2                                                                 3,900                96,642
------------------------------------------------------------------------------------------------------------------------
Silicon Image, Inc. 1                                                                       57,600               593,856
------------------------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc. 1                                                                20,100             1,104,495
------------------------------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc. 1,2                                                                16,900               114,751
------------------------------------------------------------------------------------------------------------------------
Supertex, Inc. 1,2                                                                           5,400               203,148
------------------------------------------------------------------------------------------------------------------------
TriQuint Semiconductor, Inc. 1                                                              97,600               480,192
------------------------------------------------------------------------------------------------------------------------
Ultra Clean Holdings, Inc. 1                                                                   600                 4,500
------------------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1                                           29,550               829,764
------------------------------------------------------------------------------------------------------------------------
Veeco Instruments, Inc. 1,2                                                                 11,600               270,860
------------------------------------------------------------------------------------------------------------------------
Zoran Corp. 1                                                                               54,100             1,183,708
                                                                                                        ----------------
                                                                                                              24,737,072
------------------------------------------------------------------------------------------------------------------------
SOFTWARE--4.5%
Actuate Corp. 1                                                                              5,100                21,675
------------------------------------------------------------------------------------------------------------------------
Advent Software, Inc. 1                                                                     10,200               289,884
------------------------------------------------------------------------------------------------------------------------
Altiris, Inc. 1,2                                                                           12,300               270,723
------------------------------------------------------------------------------------------------------------------------
Ansoft Corp. 1                                                                              10,300               429,407
------------------------------------------------------------------------------------------------------------------------
Ansys, Inc. 1,2                                                                             14,998               812,142
------------------------------------------------------------------------------------------------------------------------
Aspen Technology, Inc. 1,2                                                                  44,200               559,130
------------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                                                         59,500               781,235
------------------------------------------------------------------------------------------------------------------------
Blackbaud, Inc.                                                                             43,989               932,127
------------------------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                                        30,200               654,132
------------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                                              37,200               687,828
------------------------------------------------------------------------------------------------------------------------
Catapult Communications Corp. 1,2                                                            8,400               111,720
------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                                                      11,500               435,850
------------------------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                                           57,800               452,574
------------------------------------------------------------------------------------------------------------------------
Concur Technologies, Inc. 1,2                                                               10,200               189,006


30                       |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
Entrust Technologies, Inc. 1                                                                20,200      $         90,900
------------------------------------------------------------------------------------------------------------------------
Epicor Software Corp. 1                                                                      8,400               112,812
------------------------------------------------------------------------------------------------------------------------
EPIQ Systems, Inc. 1,2                                                                       7,000               133,000
------------------------------------------------------------------------------------------------------------------------
ePlus, inc. 1                                                                                1,200                17,076
------------------------------------------------------------------------------------------------------------------------
Fair Isaac Corp.                                                                            15,500               614,110
------------------------------------------------------------------------------------------------------------------------
FalconStor Software, Inc. 1,2                                                                1,500                14,175
------------------------------------------------------------------------------------------------------------------------
FileNet Corp. 1,2                                                                           37,700             1,018,654
------------------------------------------------------------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                                                             10,400               237,848
------------------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                                                                  17,600               573,760
------------------------------------------------------------------------------------------------------------------------
i2 Technoloogies, Inc. 1,2                                                                   2,700                46,440
------------------------------------------------------------------------------------------------------------------------
Informatica Corp. 1                                                                         70,600             1,097,830
------------------------------------------------------------------------------------------------------------------------
InterVideo, Inc. 1,2                                                                         1,700                18,462
------------------------------------------------------------------------------------------------------------------------
InterVoice-Brite, Inc. 1,2                                                                  23,800               204,918
------------------------------------------------------------------------------------------------------------------------
JDA Software Group, Inc. 1                                                                  23,900               345,116
------------------------------------------------------------------------------------------------------------------------
Macrovision Corp. 1                                                                         18,100               400,915
------------------------------------------------------------------------------------------------------------------------
Magma Design Automation, Inc. 1,2                                                           17,500               151,375
------------------------------------------------------------------------------------------------------------------------
MapInfo Corp. 1,2                                                                            6,800                95,336
------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                               9,800               238,434
------------------------------------------------------------------------------------------------------------------------
Mentor Graphics Corp. 1,2                                                                   16,200               179,010
------------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                                       7,100               327,097
------------------------------------------------------------------------------------------------------------------------
MRO Software, Inc. 1,2                                                                      20,100               320,796
------------------------------------------------------------------------------------------------------------------------
MSC.Software Corp. 1                                                                        11,000               219,450
------------------------------------------------------------------------------------------------------------------------
Net 1 UEPS Technologies, Inc. 1                                                              2,100                59,430
------------------------------------------------------------------------------------------------------------------------
NetIQ Corp. 1,2                                                                             12,400               138,260
------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                              47,100               361,728
------------------------------------------------------------------------------------------------------------------------
Parametric Technology Corp. 1                                                               54,200               885,086
------------------------------------------------------------------------------------------------------------------------
Progress Software Corp. 1,2                                                                  7,400               215,266
------------------------------------------------------------------------------------------------------------------------
Quest Software, Inc. 1,2                                                                    16,300               272,210
------------------------------------------------------------------------------------------------------------------------
Radiant Systems, Inc. 1                                                                     13,700               185,224
------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc. 1                                                                             23,200               649,136
------------------------------------------------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A                                                              21,600               613,440
------------------------------------------------------------------------------------------------------------------------
RSA Security, Inc. 1,2                                                                      46,300               830,622
------------------------------------------------------------------------------------------------------------------------
Sonic Solutions, Inc. 1                                                                        300                 5,433
------------------------------------------------------------------------------------------------------------------------
SPSS, Inc. 1                                                                                10,900               345,094
------------------------------------------------------------------------------------------------------------------------
SSA Global Technologies, Inc. 1,2                                                            1,300                20,839
------------------------------------------------------------------------------------------------------------------------
Sybase, Inc. 1                                                                              23,900               504,768
------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                            37,700               842,595
------------------------------------------------------------------------------------------------------------------------
THQ, Inc. 1                                                                                  6,950               179,936
------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                                                      68,400               571,824
------------------------------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc., Cl. A 1                                               37,500             1,170,375
------------------------------------------------------------------------------------------------------------------------
Ulticom, Inc. 1,2                                                                              100                 1,075
------------------------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc. (The) 1,2                                                      4,900               126,665
------------------------------------------------------------------------------------------------------------------------
Verint Systems, Inc. 1                                                                       5,800               205,146


31                       |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
Wind River Systems, Inc. 1                                                                  31,100      $        387,195
------------------------------------------------------------------------------------------------------------------------
Witness Systems, Inc. 1,2                                                                    1,500                38,100
                                                                                                        ----------------
                                                                                                              21,694,394
------------------------------------------------------------------------------------------------------------------------
MATERIALS--6.4%
------------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.6%
Agrium, Inc.                                                                                22,000               555,720
------------------------------------------------------------------------------------------------------------------------
Airgas, Inc.                                                                                 7,300               285,357
------------------------------------------------------------------------------------------------------------------------
Albemarle Corp.                                                                              2,500               113,375
------------------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                                5,300               376,724
------------------------------------------------------------------------------------------------------------------------
CF Industries Holdings, Inc. 2                                                              21,000               356,790
------------------------------------------------------------------------------------------------------------------------
Compass Minerals International, Inc.                                                         6,300               157,437
------------------------------------------------------------------------------------------------------------------------
Engelhard Corp.                                                                              2,400                95,064
------------------------------------------------------------------------------------------------------------------------
Ferro Corp.                                                                                  5,000               100,000
------------------------------------------------------------------------------------------------------------------------
FMC Corp.                                                                                   12,200               756,156
------------------------------------------------------------------------------------------------------------------------
Fuller (H.B.) Co.                                                                           24,200             1,242,428
------------------------------------------------------------------------------------------------------------------------
Headwaters, Inc. 1,2                                                                           800                31,832
------------------------------------------------------------------------------------------------------------------------
Lubrizol Corp. (The)                                                                         5,500               235,675
------------------------------------------------------------------------------------------------------------------------
NewMarket Corp.                                                                              3,300               157,047
------------------------------------------------------------------------------------------------------------------------
Olin Corp.                                                                                  14,800               317,756
------------------------------------------------------------------------------------------------------------------------
Omnova Solutions, Inc. 1                                                                     1,400                 8,568
------------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 1,2                                                                      12,000               366,000
------------------------------------------------------------------------------------------------------------------------
PolyOne Corp. 1                                                                             53,200               495,824
------------------------------------------------------------------------------------------------------------------------
Rockwood Holdings, Inc. 1                                                                    2,300                52,946
------------------------------------------------------------------------------------------------------------------------
Schulman (A.), Inc. 2                                                                        9,800               242,550
------------------------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A                                                         10,300               471,328
------------------------------------------------------------------------------------------------------------------------
Spartech Corp.                                                                               6,400               153,600
------------------------------------------------------------------------------------------------------------------------
Stepan Co. 2                                                                                 1,900                56,145
------------------------------------------------------------------------------------------------------------------------
Tronox, Inc., Cl. A 2                                                                       26,500               449,440
------------------------------------------------------------------------------------------------------------------------
Valspar Corp. (The)                                                                          6,200               172,794
------------------------------------------------------------------------------------------------------------------------
W.R. Grace & Co. 1,2                                                                        15,400               204,820
------------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp.                                                                      8,400               290,220
                                                                                                        ----------------
                                                                                                               7,745,596
------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
AMCOL International Corp. 2                                                                  1,400                40,320
------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc. 2                                                                      2,600               165,776
------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B                                                                   300                19,137
------------------------------------------------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                                                              2,100               224,763
------------------------------------------------------------------------------------------------------------------------
Texas Industries, Inc.                                                                      14,900               901,301
------------------------------------------------------------------------------------------------------------------------
U.S. Concrete, Inc. 1,2                                                                     15,900               229,914
                                                                                                        ----------------
                                                                                                               1,581,211
------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.9%
AptarGroup, Inc.                                                                             4,000               221,000
------------------------------------------------------------------------------------------------------------------------
Caraustar Industries, Inc. 1,2                                                              11,800               121,422
------------------------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. 1                                                                       6,600               117,084
------------------------------------------------------------------------------------------------------------------------
Greif, Inc., Cl. A 2                                                                         9,600               656,832
------------------------------------------------------------------------------------------------------------------------
Myers Industries, Inc. 2                                                                    13,800               220,662


32                       |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING CONTINUED
Owens-Illinois, Inc. 1                                                                       7,900      $        137,223
------------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America                                                                   3,000                67,320
------------------------------------------------------------------------------------------------------------------------
Pactiv Corp. 1                                                                               8,300               203,682
------------------------------------------------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A 2                                                                      11,200               167,888
------------------------------------------------------------------------------------------------------------------------
Sealed Air Corp.                                                                            11,500               665,505
------------------------------------------------------------------------------------------------------------------------
Silgan Holdings, Inc.                                                                       27,600             1,108,692
------------------------------------------------------------------------------------------------------------------------
Sonoco Products Co.                                                                          7,100               240,477
------------------------------------------------------------------------------------------------------------------------
Temple-Inland, Inc.                                                                          5,800               258,390
                                                                                                        ----------------
                                                                                                               4,186,177
------------------------------------------------------------------------------------------------------------------------
METALS & MINING--3.3%
AK Steel Holding Corp. 1                                                                   112,700             1,690,500
------------------------------------------------------------------------------------------------------------------------
Aleris International, Inc. 1,2                                                              15,500               745,085
------------------------------------------------------------------------------------------------------------------------
Allegheny Technologies, Inc.                                                                 2,700               165,186
------------------------------------------------------------------------------------------------------------------------
Amerigo Resources Ltd.                                                                      66,000               152,588
------------------------------------------------------------------------------------------------------------------------
Brush Engineered Materials, Inc. 1,2                                                         4,100                80,975
------------------------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                                  18,200             1,720,264
------------------------------------------------------------------------------------------------------------------------
Castle (A.M.) & Co. 2                                                                        6,200               182,900
------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co. 1,2                                                                    28,100             1,192,845
------------------------------------------------------------------------------------------------------------------------
Chaparral Steel Co. 1                                                                        6,000               389,520
------------------------------------------------------------------------------------------------------------------------
Commercial Metals Co.                                                                       16,200               866,538
------------------------------------------------------------------------------------------------------------------------
Dynatec Corp. 1                                                                             73,900                92,387
------------------------------------------------------------------------------------------------------------------------
FNX Mining Co., Inc. 1                                                                       3,100                34,508
------------------------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc.                                                                   4,200               123,732
------------------------------------------------------------------------------------------------------------------------
Goldcorp, Inc.                                                                               1,925                56,323
------------------------------------------------------------------------------------------------------------------------
HudBay Minerals, Inc. 1                                                                     26,100               218,347
------------------------------------------------------------------------------------------------------------------------
Inmet Mining Corp.                                                                           8,800               262,075
------------------------------------------------------------------------------------------------------------------------
LionOre Mining International Ltd. 1                                                         24,300               108,199
------------------------------------------------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                                                          900                26,587
------------------------------------------------------------------------------------------------------------------------
Metal Management, Inc.                                                                      14,800               468,420
------------------------------------------------------------------------------------------------------------------------
Olympic Steel, Inc. 2                                                                        7,000               211,260
------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc. 1,2                                                                 4,100               209,797
------------------------------------------------------------------------------------------------------------------------
Quanex Corp. 2                                                                              21,550             1,435,877
------------------------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                                                               20,500             1,925,360
------------------------------------------------------------------------------------------------------------------------
RTI International Metals, Inc. 1                                                             3,100               170,035
------------------------------------------------------------------------------------------------------------------------
Ryerson, Inc.                                                                               17,600               470,976
------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc. 2                                                                      30,500             1,730,265
------------------------------------------------------------------------------------------------------------------------
Steel Technologies, Inc.                                                                     4,500               109,350
------------------------------------------------------------------------------------------------------------------------
Stillwater Mining Co. 1,2                                                                   25,000               411,500
------------------------------------------------------------------------------------------------------------------------
United States Steel Corp. 2                                                                  4,400               266,992
------------------------------------------------------------------------------------------------------------------------
Worthington Industries, Inc. 2                                                              27,000               541,620
                                                                                                        ----------------
                                                                                                              16,060,011
------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Bowater, Inc.                                                                               13,500               399,330
------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc. 1,2                                                               9,200                83,260
------------------------------------------------------------------------------------------------------------------------
Glatfelter                                                                                   2,800                51,324


33                       |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS CONTINUED
Louisiana-Pacific Corp.                                                                     21,000      $        571,200
------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp.                                                                          13,900               379,609
------------------------------------------------------------------------------------------------------------------------
Neenah Paper, Inc. 2                                                                         2,500                81,875
                                                                                                        ----------------
                                                                                                               1,566,598
------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.5%
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
Alaska Communications Systems Group, Inc. 2                                                 23,300               282,629
------------------------------------------------------------------------------------------------------------------------
Broadwing Corp. 1,2                                                                         31,500               464,310
------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                            15,600               610,272
------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                                                 49,400               655,538
------------------------------------------------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc.                                                     6,700               230,815
------------------------------------------------------------------------------------------------------------------------
CT Communications, Inc.                                                                      3,000                40,770
------------------------------------------------------------------------------------------------------------------------
FairPoint Communications, Inc.                                                              16,100               222,502
------------------------------------------------------------------------------------------------------------------------
General Communication, Inc., Cl. A 1,2                                                       2,900                35,061
------------------------------------------------------------------------------------------------------------------------
Golden Telecom, Inc.                                                                         2,900                87,145
------------------------------------------------------------------------------------------------------------------------
Iowa Telecommunications Services, Inc.                                                       7,700               146,916
------------------------------------------------------------------------------------------------------------------------
North Pittsburgh Systems, Inc. 2                                                             5,500               128,370
------------------------------------------------------------------------------------------------------------------------
Talk America Holdings, Inc. 1,2                                                             12,000               102,360
------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., Cl. A 1,2                                                        35,600               639,020
------------------------------------------------------------------------------------------------------------------------
Valor Communications Group, Inc. 2                                                             500                 6,580
                                                                                                        ----------------
                                                                                                               3,652,288
------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
Centennial Communications Corp.                                                             17,400               127,542
------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1                                                                    111,600               504,432
------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 1,2                                                     133,800             1,073,076
------------------------------------------------------------------------------------------------------------------------
Linktone Ltd., ADR 1,2                                                                       2,400                15,720
------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp. 1                                                                  35,000               819,350
------------------------------------------------------------------------------------------------------------------------
Syniverse Holdings, Inc. 1,2                                                                 8,000               126,400
------------------------------------------------------------------------------------------------------------------------
UbiquiTel, Inc. 1                                                                           79,200               799,920
------------------------------------------------------------------------------------------------------------------------
USA Mobility, Inc. 2                                                                           500                14,240
------------------------------------------------------------------------------------------------------------------------
Wireless Facilities, Inc. 1,2                                                                  400                 1,608
                                                                                                        ----------------
                                                                                                               3,482,288
------------------------------------------------------------------------------------------------------------------------
UTILITIES--0.7%
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.3%
ALLETE, Inc. 2                                                                               3,200               149,120
------------------------------------------------------------------------------------------------------------------------
Black Hills Corp.                                                                              100                 3,400
------------------------------------------------------------------------------------------------------------------------
Canadian Hydro Developers, Inc. 1                                                           14,000                69,410
------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc. 2                                                                   6,700                79,931
------------------------------------------------------------------------------------------------------------------------
CH Energy Group, Inc. 2                                                                      7,500               360,000
------------------------------------------------------------------------------------------------------------------------
Cleco Corp. 2                                                                                7,800               174,174
------------------------------------------------------------------------------------------------------------------------
DPL, Inc.                                                                                    2,800                75,600
------------------------------------------------------------------------------------------------------------------------
Green Mountain Power Corp. 2                                                                   600                17,334
------------------------------------------------------------------------------------------------------------------------
OGE Energy Corp.                                                                             2,800                81,200
------------------------------------------------------------------------------------------------------------------------
Ormat Technologies, Inc. 2                                                                   6,000               228,600
------------------------------------------------------------------------------------------------------------------------
Pepco Holdings, Inc.                                                                         5,900               134,461


34                       |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
UIL Holdings Corp.                                                                             500      $         26,175
                                                                                                        ----------------
                                                                                                               1,399,405
------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.2%
Atmos Energy Corp.                                                                           2,800                73,724
------------------------------------------------------------------------------------------------------------------------
Laclede Group, Inc. (The) 2                                                                  1,800                61,956
------------------------------------------------------------------------------------------------------------------------
New Jersey Resources Corp. 2                                                                 2,500               113,125
------------------------------------------------------------------------------------------------------------------------
Nicor, Inc.                                                                                  1,600                63,296
------------------------------------------------------------------------------------------------------------------------
ONEOK, Inc.                                                                                 10,500               338,625
------------------------------------------------------------------------------------------------------------------------
Peoples Energy Corp. 2                                                                         600                21,384
------------------------------------------------------------------------------------------------------------------------
Southwest Gas Corp.                                                                          4,700               131,365
------------------------------------------------------------------------------------------------------------------------
UGI Corp.                                                                                   14,600               307,622
                                                                                                        ----------------
                                                                                                               1,111,097
------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.2%
Avista Corp. 2                                                                              25,500               526,575
------------------------------------------------------------------------------------------------------------------------
Energy East Corp.                                                                            7,800               189,540
------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources 1                                                                  11,300               156,053
                                                                                                        ----------------
                                                                                                                 872,168
                                                                                                        ----------------
Total Common Stocks (Cost $378,874,869)                                                                      471,278,374
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
------------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc., 6% Cv., Non-Vtg. (Cost $3,213)                                      60                 4,138

                                                                                         Principal
                                                                                            Amount
------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.3%
Undivided interest of 0.55% in joint repurchase agreement (Principal
Amount/Value $2,051,676,000, with a maturity value of $2,052,457,347) with
UBS Warburg LLC, 4.57%, dated 3/31/06, to be repurchased at $11,260,287 on
4/3/06, collateralized by Federal National Mortgage Assn., 5%--6%,
3/1/34--3/1/36, with a value of $2,098,378,320  (Cost $11,256,000)                  $   11,256,000            11,256,000

------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $390,134,082)                                                       482,538,512
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--21.7%
------------------------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--4.3%
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE1, Cl. A1, 4.88%,
4/25/06 5                                                                                5,000,000             5,000,000
------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Series 2005-17, Cl. 4AV1, 4.928%,
4/25/06 5                                                                                3,791,681             3,791,681
------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Series 2006-2, Cl. 2A1, 4.89%,
4/25/06 5                                                                                2,973,833             2,973,833
------------------------------------------------------------------------------------------------------------------------
GSAA Home Equity Trust, Series 2005-15, Cl. 2A1, 4.908%, 4/25/06 5                       1,873,726             1,873,726
------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Series 2006 BC1, Cl. A2A,
4.89%, 4/25/06 5                                                                         2,924,075             2,924,075
------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Series 2005-11, Cl. A4, 4.908%,
4/25/06 5                                                                                1,818,624             1,818,624


35                       |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
------------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 4.98%, 6/15/06 5                                       $    2,250,000      $      2,250,000
                                                                                                        ----------------
                                                                                                              20,631,939
------------------------------------------------------------------------------------------------------------------------
BANK FLOATING RATE NOTE--0.8%
Bank of America, 4.82%, 4/3/06 5                                                         3,999,874             3,999,874
------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.5%
Undivided interest of 2.66% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of $1,000,407,917) with
Bank of America NA, 4.895%, dated 3/31/06, to be repurchased at $26,564,212 on 4/3/06, collateralized by U.S. Agency Mortgages, 5.50%, 12/1/34, with a
value of $1,020,000,001 5                                                               26,553,380            26,553,380
------------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.7%
Bear Stearns, 4.995%, 4/3/06 5                                                             250,000               250,000
------------------------------------------------------------------------------------------------------------------------
CDC Financial Products, Inc., 4.975%, 4/3/06 5                                           3,000,000             3,000,000
                                                                                                        ----------------
                                                                                                               3,250,000
------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--8.8%
American Express Credit Corp., 4.76%, 4/17/06 5                                          2,000,000             2,000,000
------------------------------------------------------------------------------------------------------------------------
Bear Stearns, 4.87%, 4/3/06 5                                                            3,000,000             3,000,000
------------------------------------------------------------------------------------------------------------------------
Beta Finance, Inc., 4.87%, 4/3/06 5                                                      2,999,133             2,999,133
------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 4.87%, 4/3/06 5                                                            3,000,000             3,000,000
------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 4.87%, 4/3/06 5                                                            1,000,000             1,000,000
------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 4.86%, 4/3/06 5                                                 5,000,000             5,000,000
------------------------------------------------------------------------------------------------------------------------
Dorada Finance, Inc., 4.87%, 4/3/06 5                                                    3,500,000             3,500,000
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.035%, 4/3/06 5                                              3,000,000             3,000,000
------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.65%, 4/6/06 5                                                      2,000,000             2,000,000
------------------------------------------------------------------------------------------------------------------------
K2 (USA) LLC, 4.89%, 4/3/06 5                                                            2,998,500             2,998,500
------------------------------------------------------------------------------------------------------------------------
LINKS Finance LLC, 4.87%, 4/3/06 5                                                       3,000,000             3,000,000
------------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 4.83%, 4/28/06 5                                                2,000,000             2,000,000
-------------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 4.87%, 4/3/06 5                                                 2,500,000             2,500,000
-------------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc., 4.87%, 4/3/06 5                                                     3,000,000             3,000,000
-------------------------------------------------------------------------------------------------------------------------
Tango Finance Corp., 4.88%, 4/3/06 5                                                     3,498,600             3,498,600
                                                                                                        -----------------
                                                                                                              42,496,233
-------------------------------------------------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--1.6%
Natexis Banques Populaires NY, 4.87%, 4/3/06 5                                           2,000,000             2,000,000
-------------------------------------------------------------------------------------------------------------------------
Natexis Banques Populaires NY, 4.89%, 4/3/06 5                                           1,999,612             1,999,612
-------------------------------------------------------------------------------------------------------------------------
Nordea Bank New York, 4.82%, 4/3/06 5                                                    3,699,538             3,699,538
                                                                                                        -----------------
                                                                                                               7,699,150
                                                                                                        -----------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $104,630,576)                  104,630,576
-------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $494,764,658)                                              121.7%     $    587,169,088
-------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                        (21.7)         (104,500,389)

                                                                                    -------------------------------------
Net Assets                                                                                   100.0%     $    482,668,699
                                                                                    =====================================

Footnotes to Statement of Investments

1. Non-income producing security.


36                       |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

2. Partial or fully-loaned security. See accompanying Notes.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $111,897 or 0.02% of the Fund's net assets as of March 31, 2006.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2006 was $126,461, which represents 0.03% of the Fund's net assets, of which $126,461 is considered restricted. See accompanying Notes.

5. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $495,159,664
                                                      =============

Gross unrealized appreciation                         $ 96,063,493
Gross unrealized depreciation                           (4,054,069)
                                                      -------------
Net unrealized appreciation                           $ 92,009,424
                                                      =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise


37                       |             Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2006/Unaudited
--------------------------------------------------------------------------------

from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID OR RESTRICTED SECURITIES

As of March 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                            ACQUISITION                     VALUATION AS OF         UNREALIZED
SECURITY                          DATES           COST       MARCH 31, 2006       APPRECIATION
----------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc.         1/18/05    $    34,507         $     54,966       $     20,459
Tusk Energy Corp.              11/15/04         38,148               71,495             33,347
                                           ---------------------------------------------------
                                           $    72,655         $    126,461       $     53,806
                                           ===================================================

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2006, the Fund had on loan securities valued at $102,884,572. Collateral of $104,648,291 was received for the loans, of which $104,630,576 was received in cash and subsequently invested in approved instruments.


38                       |             Oppenheimer Main Street Small Cap Fund/VA



Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--15.8%
----------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, New York, 4.94%, 6/29/06                                          $     2,000,000        $     2,000,000
----------------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce NY, 4.69%, 4/24/06                                      2,500,000              2,500,000
----------------------------------------------------------------------------------------------------------------------------
Citibank NA:
4.615%, 4/27/06                                                                            2,000,000              2,000,000
4.71%, 5/16/06                                                                             2,000,000              2,000,000
4.885%, 6/21/06                                                                            1,500,000              1,500,000
----------------------------------------------------------------------------------------------------------------------------
Fortis Bank SA/NV, New York, 4.69%, 4/20/06                                                5,000,000              5,000,000
----------------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, New York, 4.59%, 10/3/06 1                                  2,000,000              1,999,798
----------------------------------------------------------------------------------------------------------------------------
Societe Generale North America, 4.78%, 5/17/06                                             1,000,000              1,000,000
----------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken NY, 4.82%, 5/25/06                                                   1,000,000              1,000,000
----------------------------------------------------------------------------------------------------------------------------
UBS Finance (Delaware) LLC, 4.67%, 4/21/06                                                 1,500,000              1,500,000
----------------------------------------------------------------------------------------------------------------------------
Washington Mutual Bank FA, 4.76%, 5/12/06                                                  2,000,000              2,000,000
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank NA:
4.77%, 4/27/06                                                                             2,000,000              2,000,000
4.78%, 5/5/06                                                                              1,500,000              1,500,000
                                                                                                            ----------------
Total Certificates of Deposit (Cost $25,999,798)                                                                 25,999,798

----------------------------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--23.5%
----------------------------------------------------------------------------------------------------------------------------
AB SPINTAB, 4.59%, 5/3/06                                                                  1,000,000                995,920
----------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 4.71%, 5/11/06                                                      4,000,000              4,000,000
----------------------------------------------------------------------------------------------------------------------------
Danske Corp., 4.61%, 4/6/06 2                                                              2,600,000              2,598,375
----------------------------------------------------------------------------------------------------------------------------
DnB NOR Bank ASA:
4.55%, 4/5/06                                                                              2,000,000              1,999,013
4.64%, 4/28/06                                                                             1,400,000              1,395,128
----------------------------------------------------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland:
4.565%, 4/25/06 2                                                                          1,500,000              1,495,440
4.78%, 6/9/06 2                                                                            2,000,000              1,981,715
----------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services, 4.65%, 5/9/06                                                      3,900,000              3,880,910
----------------------------------------------------------------------------------------------------------------------------
LaSalle Bank Midwest NA, 4.64%, 5/1/06                                                     2,000,000              2,000,000
----------------------------------------------------------------------------------------------------------------------------
National City Credit Corp.:
4.575%, 4/7/06                                                                             2,000,000              1,998,475
4.63%, 4/17/06                                                                             2,500,000              2,494,856
----------------------------------------------------------------------------------------------------------------------------
Nordea North America, Inc., 4.63%, 5/8/06                                                  2,900,000              2,886,200
----------------------------------------------------------------------------------------------------------------------------
Scotiabanc, Inc., 4.89%, 6/30/06 2                                                         2,500,000              2,469,469
----------------------------------------------------------------------------------------------------------------------------
Societe Generale North America, 4.73%, 4/4/06                                              3,000,000              2,998,818
----------------------------------------------------------------------------------------------------------------------------
UBS Finance (Delaware) LLC, 4.59%, 4/6/06                                                  2,500,000              2,498,408
----------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp.:
4.455%, 4/10/06 2                                                                          1,000,000                998,886
4.705%, 5/24/06 2                                                                          2,200,000              2,184,761
                                                                                                            ----------------
Total Direct Bank Obligations (Cost $38,876,374)                                                                 38,876,374

----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--60.7%
----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--21.5%
Cable Beach LP, 4.56%, 4/13/06 2                                                           3,000,000              2,995,440
----------------------------------------------------------------------------------------------------------------------------
Chesham Finance LLC:
4.695%, 5/5/06                                                                             1,500,000              1,493,349
4.76%, 5/12/06                                                                             1,000,000                994,579
----------------------------------------------------------------------------------------------------------------------------
Crown Point Capital Co., 4.81%, 6/9/06 2                                                   2,000,000              1,981,562
----------------------------------------------------------------------------------------------------------------------------
Fairway Finance Corp.:
4.685%, 5/18/06 2                                                                          2,000,000              1,987,767
4.73%, 4/3/06 2                                                                            1,503,000              1,502,605


1                                                      Oppenheimer Money Fund/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust II, 4.69%, 5/15/06                                                  $     3,000,000        $     2,982,803
----------------------------------------------------------------------------------------------------------------------------
Gemini Securitization Corp.:
4.77%, 6/5/06 2                                                                            1,000,000                991,388
4.87%, 6/23/06 2                                                                           2,000,000              1,977,544
----------------------------------------------------------------------------------------------------------------------------
GOVCO, Inc., 4.58%, 4/28/06 2                                                              2,000,000              1,993,130
----------------------------------------------------------------------------------------------------------------------------
Legacy Capital Co. LLC, 4.86%, 6/22/06                                                     2,000,000              1,977,860
----------------------------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC, 4.65%, 5/10/06 2                                         2,900,000              2,885,391
----------------------------------------------------------------------------------------------------------------------------
Ormond Quay Funding LLC:
4.82%, 4/18/06 2                                                                           2,500,000              2,494,310
4.82%, 4/24/06 2,3                                                                         2,000,000              1,993,867
----------------------------------------------------------------------------------------------------------------------------
Perry Global Funding LLC, Series A, 4.59%, 4/12/06 2                                       4,000,000              3,994,390
----------------------------------------------------------------------------------------------------------------------------
Victory Receivables Corp.:
4.76%, 4/19/06 2                                                                           1,000,000                997,620
4.78%, 5/2/06 2                                                                            2,234,000              2,224,997
                                                                                                            ---------------
                                                                                                                 35,468,602

----------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.2%
Ande Chevrolet Olds, Inc., 4.97%, 4/1/06 1                                                 2,000,000              2,000,000
----------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--7.6%
Banc of America Securities LLC, 4.83%, 4/3/06 1                                            5,000,000              5,000,000
----------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc., 4.61%, 5/8/06                                                     1,500,000              1,492,893
----------------------------------------------------------------------------------------------------------------------------
First Clearing LLC, 4.93%, 12/6/06 1                                                       1,000,000              1,000,000
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 5%, 4/3/06 1                                                        5,000,000              5,000,000
                                                                                                            ---------------
                                                                                                                 12,492,893

----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL FINANCE--2.1%
Countrywide Financial Corp., 4.80%, 4/26/06                                                3,400,000              3,388,667
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.9%
General Electric Capital Corp., 4.47%, 4/12/06                                             2,500,000              2,496,585
----------------------------------------------------------------------------------------------------------------------------
General Electric Capital Services:
4.44%, 4/6/06                                                                              2,100,000              2,098,705
4.65%, 5/15/06                                                                             1,200,000              1,193,180
----------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.52%, 4/21/06                                                         2,000,000              1,994,978
----------------------------------------------------------------------------------------------------------------------------
Prudential Funding LLC, 4.58%, 5/4/06 4                                                    2,000,000              1,991,613
                                                                                                            ---------------
                                                                                                                  9,775,061

----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.4%
Alta Mira LLC, Series 2004, 4.93%, 4/1/06 1                                                2,250,000              2,250,000
----------------------------------------------------------------------------------------------------------------------------
INSURANCE--6.6%
ING America Insurance Holdings, Inc.:
4.765%, 6/6/06                                                                             1,000,000                991,264
4.77%, 6/5/06                                                                                500,000                495,694
----------------------------------------------------------------------------------------------------------------------------
Jackson National Life Global Funding, Series 2004-6, 4.79%, 4/18/06 1,4                    2,500,000              2,500,000
----------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Series 2003-5, 4.81%, 4/18/06 1,4                      4,000,000              4,000,000
----------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 4.66%, 4/1/06 1,4                                     3,000,000              3,000,000
                                                                                                            ----------------
                                                                                                                 10,986,958

2                                                      Oppenheimer Money Fund/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
LEASING & FACTORING--1.2%
Toyota Motor Credit Corp., 4.68%, 4/28/06                                            $     2,000,000        $     1,992,980
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL--0.4%
Hayward, CA Multifamily Housing Revenue Bonds,
Lord Tennyson Apts., 5.13%, 4/3/06 1                                                         710,000                710,000
----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.8%
Sanofi-Aventis, 4.82%, 5/24/06 2                                                           3,000,000              2,978,712
----------------------------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--11.0%
Cooperative Assn. of Tractor Dealers, Inc., Series B:
4.50%, 4/10/06                                                                             1,015,000              1,013,858
4.80%, 4/7/06                                                                              1,500,000              1,498,800
----------------------------------------------------------------------------------------------------------------------------
K2 (USA) LLC, 4.69%, 5/22/06                                                               3,500,000              3,476,770
----------------------------------------------------------------------------------------------------------------------------
LINKS Finance LLC:
4.61%, 4/25/06                                                                             1,900,000              1,894,161
4.68%, 5/18/06                                                                             2,000,000              1,987,780
----------------------------------------------------------------------------------------------------------------------------
Parkland (USA) LLC, 4.70%, 12/12/06 1,3                                                    2,000,000              1,999,860
----------------------------------------------------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM, 4.79%, 4/24/06 1                                           1,000,000              1,000,000
----------------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc., 4.76%, 6/5/06                                                         1,900,000              1,883,668
----------------------------------------------------------------------------------------------------------------------------
Union Hamilton Special Purpose Funding LLC, 4.96%, 9/28/06 1,3                             2,000,000              2,000,000
----------------------------------------------------------------------------------------------------------------------------
Wind Master Trust Nts., 4.581%, 4/25/06 1,4                                                1,500,000              1,500,000
                                                                                                            ----------------
                                                                                                                 18,254,897
                                                                                                            ----------------
Total Short-Term Notes (Cost $100,298,770)                                                                      100,298,770
----------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $165,174,942)                                                100.0%           165,174,942
----------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                   --                 77,541
                                                                                     ---------------------------------------
Net Assets                                                                                     100.0%       $   165,252,483
                                                                                     =======================================

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $42,727,369, or 25.86% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $5,993,727 or 3.63% of the Fund's net assets as of March 31, 2006.

4. Illiquid security. The aggregate value of illiquid securities as of March 31, 2006 was $12,991,613, which represents 7.86% of the Fund's net assets. See accompanying Notes.

3                                                      Oppenheimer Money Fund/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

ILLIQUID SECURITIES

As of March 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


4                                                      Oppenheimer Money Fund/VA



Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.4%
------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan Pass-Through Certificates,
Series 2002-HE7, Cl. A2B, 4.998%, 11/25/35 1                         $      420,000     $      420,259
------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 4.836%, 4/20/08 1                                   200,000            200,141
------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series
2005-A, Cl. A2, 3.66%, 12/26/07                                             953,455            950,848
------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.:
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                       740,000            724,713
Series 2005-1, Cl. A2B, 3.73%, 7/16/07                                      140,001            139,886
------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Loan
Asset-Backed Securities, Series 2005-1, Cl. A2, 4.24%, 11/15/07             970,000            968,125
------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                       11,839             11,804
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                       74,975             74,586
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                     274,346            272,457
Series 2005-D, Cl. AF1, 5.04%, 10/25/35                                   1,067,605          1,061,765
------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A2, 3.72%, 12/15/07                        594,445            591,815
------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06                                     54,990             54,943
------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%,
3/22/07 2                                                                   500,000            511,351
------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity
Asset-Backed Certificates:
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 1                                 347,391            345,369
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                 300,000            298,444
Series 2005-17, Cl. 1AF1, 5.018%, 5/25/36 1                                 614,761            615,122
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                 200,000            198,895
------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates:
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                        107,269            107,215
Series 2005-A, Cl. A2, 3.17%, 9/8/07                                        286,474            285,949
Series 2005-B, Cl. A2, 3.75%, 12/8/07                                       345,180            344,456
------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable
Nts., Series 2000-A, Cl. B, 8/15/25 3,4                                   1,820,063             22,751
------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34 1                                    343,629            342,447
------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed Certificates, Home
Equity Receivables, Series 2005-FF10, Cl. A3, 5.028%, 11/25/35 1          1,170,000          1,170,721
------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                      550,000            543,630
Series 2005-B, Cl. A2, 3.78%, 9/15/07                                       294,507            293,983
------------------------------------------------------------------------------------------------------
GS Auto Loan Trust, Automobile Loan Asset-Backed Securities,
Series 2005-1, Cl. A2, 4.32%, 5/15/08                                     1,748,971          1,744,398
------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations:
Series 2005-1, Cl. A2, 3.21%, 5/21/07                                       105,968            105,790
Series 2005-3, Cl. A2, 3.73%, 10/18/07                                      549,701            547,715


1                        |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------


                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1, 5.036%, 1/20/35 1               $      530,580     $      531,062
------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 3.63%, 8/25/35 1                                   660,530            659,345
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                    531,165            529,283
Series 2005-10, Cl. 2-A3B, 5.55%, 12/25/06                                  536,687            531,677
------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO, Home Equity Pass-Through Certificates,
Series 1999-I, Cl. ECFD, 1.079%, 1/25/29 4                                   66,744             15,351
------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2003-B, Cl. A3, 1.51%, 8/15/07                                         5,203              5,198
Series 2005-C, Cl. A2, 3.99%, 1/15/08                                     1,160,000          1,155,488
------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations,
Series 2005-B, Cl. A2, 4.03%, 4/15/08                                       525,565            524,238
------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. AF2, 3.735%, 11/10/34 1                                  200,000            197,830
Series 2005-1, Cl. AF2, 3.914%, 5/25/35 1                                   150,000            147,857
Series 2005-2, Cl. AF2, 4.415%, 4/25/35 1                                   240,000            237,109
Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                     320,000            318,115
------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity
Asset-Backed Pass-Through Certificates, Series 2004-RS7, Cl. AI3,
4.45%, 7/25/28                                                              670,000            666,022
------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., CMO Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                    620,711            617,014
------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Home Equity Obligations,
Series 2003-25XS, Cl. A4, 4.51%, 8/25/33                                    155,689            154,684
------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities, Series 2005-A, Cl. A2, 3.52%, 4/20/07                           451,600            450,510
------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Home Equity Asset-Backed
Certificates, Series 2004-2, Cl. AI1B, 2.94%, 9/25/18 1                     186,845            185,730
------------------------------------------------------------------------------------------------------
WFS Financial Owner Trust, Automobile Receivable Obligations,
Series 2002-2, Cl. A4, 4.50%, 2/20/10                                       123,564            123,690
------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2003-1, Cl. A3B, 1.99%, 5/15/07                                       40,865             40,759
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                      114,060            113,838
                                                                                        --------------
Total Asset- Backed Securities (Cost $22,077,214)                                           20,154,378

------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--12.8%
------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                     560,000            534,534
Series 2005-2, Cl. A4, 4.783%, 7/10/43 1                                    820,000            792,046
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                      690,000            666,291
------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                      561,928            553,819
------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through
Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                      439,824            444,360
Series 2005-E, Cl. 2A2, 4.978%, 6/25/35 1                                   108,915            108,786
------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial
Mtg. Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                 280,000            272,430


2                        |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., CMO, Series 2006-WF1, Cl.
A2B, 5.536%, 3/1/36                                                  $      260,000     $      260,000
------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial
Mtg. Obligations, Series 2005-CD1, Cl. A4, 5.226%, 7/15/44 1                930,000            912,212
------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2004-J9, Cl. 1A1, 4.998%, 10/25/34 1                                  79,598             79,658
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                   1,358,540          1,375,522
------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity
Asset-Backed Certificates, Series 2005-10, Cl. AF1, 4.978%,
2/25/36 1                                                                 1,142,919          1,143,824
------------------------------------------------------------------------------------------------------
Credit Suisse Mortgage Capital Certificates, Commercial Mtg.
Obligations, Series 2006-C1, Cl. A4, 5.609%, 12/12/15                       960,000            958,362
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                               962,597            920,431
4.50%, 7/1/19 5                                                             806,374            770,526
5%, 9/1/33                                                                4,074,138          3,888,030
6%, 5/1/18-10/1/29                                                        4,336,964          4,366,622
6.50%, 3/1/18-11/1/22 5                                                   4,214,632          4,328,349
6.50%, 4/1/18-6/1/35                                                      4,452,029          4,546,926
7%, 3/1/31-10/1/31                                                          738,542            761,290
11%, 11/1/14                                                                 31,279             33,056
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 2453, Cl. BD, 6%, 5/15/17                                            444,168            449,732
Series 3105, Cl. BD, 5.50%, 1/15/26                                       1,500,000          1,480,804
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1674, Cl. Z, 6.75%, 2/15/24                                        1,862,622          1,920,085
Series 2055, Cl. ZM, 6.50%, 5/15/28                                         239,062            242,810
Series 2080, Cl. Z, 6.50%, 8/15/28                                          151,677            153,683
Series 2106, Cl. FG, 5.199%, 12/15/28 1                                   3,375,343          3,405,710
Series 2116, Cl. ZA, 6%, 1/15/29                                          1,268,611          1,279,516
Series 2326, Cl. ZP, 6.50%, 6/15/31                                         255,338            259,991
Series 2368, Cl. PR, 6.50%, 10/15/31                                        973,217            992,329
Series 2387, Cl. PD, 6%, 4/15/30                                            147,936            148,273
Series 2456, Cl. BD, 6%, 3/15/30                                             39,616             39,600
Series 2500, Cl. FD, 5.249%, 3/15/32 1                                       79,023             79,476
Series 2526, Cl. FE, 5.149%, 6/15/29 1                                      108,337            108,585
Series 2551, Cl. FD, 5.149%, 1/15/33 1                                       84,775             85,672
Series 2583, Cl. KA, 5.50%, 3/15/22                                         365,653            365,308
Series 2691, Cl. MG, 4.50%, 10/15/33                                        640,000            563,516
Series 2939, Cl. PE, 5%, 2/15/35                                          1,585,000          1,466,561
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Pass-Through Participation
Certificates, Series 151, Cl. F, 9%, 5/15/21                                 68,511             68,348
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO, Gtd. Multiclass Mtg.
Participation Certificates, Series 2191, Cl. MF, 5.353%,
12/17/27 1                                                                  248,701            249,240
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2173, Cl. Z, 6.50%, 7/15/29                                        1,080,805          1,104,599
Series 2195, Cl. LH, 6.50%, 10/15/29                                      1,480,324          1,505,134
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. B, 11.795%, 7/1/26 6                                        286,964             64,100


3                        |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
Series 192, Cl. IO, 15.074%, 2/1/28 6                                $       73,694     $       15,889
Series 200, Cl. IO, 13.392%, 1/1/29 6                                        87,014             20,342
Series 205, Cl. IO, 9.762%, 9/1/29 6                                        391,456             93,308
Series 208, Cl. IO, (17.616)%, 6/1/30 6                                     439,734             94,619
Series 2003-118, Cl. S, 15.59%, 12/25/33 6                                1,721,895            202,090
Series 2074, Cl. S, 3.737%, 7/17/28 6                                        96,770              8,976
Series 2079, Cl. S, 3.741%, 7/17/28 6                                       154,744             14,395
Series 2177, Cl. S, 9.972%, 8/15/29 6                                     4,688,205            384,730
Series 2526, Cl. SE, 6.941%, 6/15/29 6                                      202,543             12,294
Series 2920, Cl. S, 5.764%, 1/15/35 6                                     1,792,272             80,817
Series 3000, Cl. SE, 8.388%, 7/15/25 6                                    1,876,197             61,845
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 2/1/18-6/1/18                                                         2,464,247          2,409,285
5%, 11/1/33-5/1/36 5                                                     22,188,363         21,131,989
5.50%, 3/1/33-1/1/34                                                     17,477,602         17,099,764
5.50%, 4/1/21-5/25/36 5                                                  17,733,000         17,363,207
6%, 7/1/16-1/1/33                                                        11,825,720         11,916,106
6.50%, 5/1/29-10/1/30                                                       235,371            241,387
6.50%, 5/1/36 5                                                           6,795,000          6,924,526
7%, 11/1/17-3/1/36                                                        9,890,881         10,204,509
7%, 4/1/36 5                                                              2,688,000          2,768,640
7.50%, 2/1/27-3/1/33                                                      4,743,889          4,962,763
8.50%, 7/1/32                                                                15,913             17,151
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 2001-50, Cl. NE, 6%, 8/25/30                                           85,803             86,265
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                      718,942            735,193
Trust 2001-70, Cl. LR, 6%, 9/25/30                                          110,962            111,375
Trust 2001-72, Cl. NH, 6%, 4/25/30                                           60,122             60,201
Trust 2001-74, Cl. PD, 6%, 5/25/30                                           24,442             24,420
Trust 2002-9, Cl. PR, 6%, 3/25/17                                         1,724,821          1,744,597
Trust 2002-12, Cl. PG, 6%, 3/25/17                                        1,339,624          1,354,996
Trust 2002-77, Cl. WF, 5.176%, 12/18/32 1                                   128,497            129,575
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                     1,265,000          1,225,889
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                       890,000            862,086
Trust 2003-116, Cl. FA, 5.218%, 11/25/33 1                                  234,683            235,817
Trust 2004-38, Cl. FT, 5.248%, 10/25/33 1                                 1,897,743          1,902,619
Trust 2004-101, Cl. BG, 5%, 1/25/20                                         630,000            607,120
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                       560,000            532,876
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                       480,000            438,426
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                     520,000            497,080
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                   2,160,000          2,082,486
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security:
Trust 2002-28, Cl. SA, 4.165%, 4/25/32 6                                    105,610              8,477
Trust 2002-38, Cl. SO, 1.596%, 4/25/32 6                                    551,076             31,146
Trust 2002-48, Cl. S, 3.988%, 7/25/32 6                                     168,662             14,967
Trust 2002-52, Cl. SL, 4.229%, 9/25/32 6                                    106,121             10,536
Trust 2002-56, Cl. SN, 5.223%, 7/25/32 6                                    231,762             21,010


4                        |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
Trust 2002-77, Cl. IS, 5.079%, 12/18/32 6                            $      938,871     $       88,296
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 214, Cl. 2, 16.346%, 3/1/23 6                                       1,194,199            280,556
Trust 221, Cl. 2, 12.04%, 5/1/23 6                                          129,967             30,207
Trust 240, Cl. 2, 20.491%, 9/1/23 6                                         235,021             54,957
Trust 254, Cl. 2, 3.198%, 1/1/24 6                                        1,959,969            479,527
Trust 301, Cl. 2, 7.612%, 4/1/29 6                                          523,313            118,078
Trust 313, Cl. 2, (14.72)%, 6/1/31 6                                        568,656            143,267
Trust 319, Cl. 2, 10.539%, 2/1/32 6                                         171,024             43,705
Trust 321, Cl. 2, 10.305%, 4/1/32 6                                         763,748            194,306
Trust 324, Cl. 2, 4.2%, 7/1/32 6                                          1,325,512            322,504
Trust 329, Cl. 2, 9.983%, 1/1/33 6                                        3,899,558            962,942
Trust 333, Cl. 2, 10.99%, 4/1/33 6                                        4,218,694          1,048,296
Trust 338, Cl. 2, 9.731%, 7/1/33 6                                        4,185,248          1,036,445
Trust 346, Cl. 2, 11.334%, 12/1/33 6                                      1,945,457            477,107
Trust 350, Cl. 2, 11.856%, 3/1/34 6                                       2,135,612            523,465
Trust 2001-61, Cl. SH, 15.478%, 11/18/31 6                                  930,082             83,195
Trust 2001-63, Cl. SD, 7.519%, 12/18/31 6                                   206,558             18,084
Trust 2001-68, Cl. SC, 6.371%, 11/25/31 6                                   146,288             13,029
Trust 2001-81, Cl. S, 4.90%, 1/25/32 6                                      181,595             15,448
Trust 2002-9, Cl. MS, 3.95%, 3/25/32 6                                      224,191             20,178
Trust 2002-77, Cl. SH, 8.631%, 12/18/32 6                                   230,985             19,476
Trust 2003-4, Cl. S, 15.29%, 2/25/33 6                                      454,360             48,118
Trust 2005-40, Cl. SA, 5.093%, 5/25/35 6                                  5,147,006            240,457
Trust 2005-40, Cl. SB, 9.647%, 5/25/35 6                                  1,174,131             53,614
Trust 2005-71, Cl. SA, 12.685%, 8/25/25 6                                 1,201,116             61,015
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 333, Cl. 1, 4.628%, 4/1/33 7                  2,202,215          1,614,204
------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-C, Cl. A2, 4.24%, 3/15/08                         924,214            920,984
------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                     390,000            379,976
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                     430,000            422,097
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                     220,000            210,991
------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                     173,019            175,613
Series 1998-C1, Cl. F, 7.07%, 5/15/30 1                                   1,567,000          1,610,391
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                    360,000            344,242
------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
5.125%, 11/20/25 1                                                           12,905             13,013
7%, 3/15/28-7/15/28                                                         635,468            662,850
7.50%, 2/15/27                                                               78,150             82,146
8%, 11/15/25-5/15/26                                                        125,358            134,385
------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Series 1999-32, Cl.
ZB, 8%, 9/16/29                                                           1,695,919          1,812,533


5                        |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-6, Cl. SA, 3.611%, 3/16/28 6                            $       189,122     $       14,464
Series 1998-19, Cl. SB, 2.747%, 7/16/28 6                                   306,973             25,924
Series 2001-21, Cl. SB, (0.218)%, 1/16/27 6                               1,479,300             86,177
------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                    500,000            482,854
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                    550,000            544,393
------------------------------------------------------------------------------------------------------
JP Morgan Mortgage Trust, CMO Pass-Through Certificates, Series
2005-S2, Cl. 3A1, 6.741%, 2/25/32 1                                       2,614,292          2,622,214
------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                   160,000            155,046
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                   670,000            653,389
Series 2006-CB14, Cl. A4, 5.481%, 12/12/44                                1,020,000          1,012,543
Series 2006-LDP6, Cl. A4, 5.475%, 4/15/43                                 1,220,000          1,206,922
------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                       520,000            510,548
------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                        701,674            697,641
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                     753,362            747,767
------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through
Certificates:
Series 1996-C1, Cl. F, 7.059%, 2/15/28 1,2                                   12,994             12,968
Series 1997-XL1, Cl. G, 7.695%, 10/3/30                                     390,000            315,370
------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2,
7.306%, 10/6/15                                                             556,000            598,531
------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1996-C1, Cl. F, 7.878%,
1/20/28 1,4                                                                 240,692             96,277
------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations:
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                    820,000            802,330
Series 2005-C20, Cl. A5, 5.087%, 7/15/42 1                                  520,000            508,669
------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through
Certificates:
Series 2005-AR5, Cl. A1, 4.678%, 5/25/35 1                                  515,733            514,831
Series 2005-AR8, Cl. 2AB1, 5.068%, 7/25/45 1                                734,564            735,136
------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, CMO, Series
2004-DD, Cl. 2A1, 5.518%, 1/25/35 1                                         321,142            319,477
                                                                                        --------------
Total Mortgage-Backed Obligations (Cost $182,368,102)                                      179,919,103
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--11.1%
------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.58%, 1/31/07 8                                  3,482,000          3,339,134
------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds:
3.50%, 11/15/07                                                             425,000            414,719
Series S906, 3.50%, 8/15/06                                               1,715,000          1,705,809
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
2.75%, 8/15/06                                                              280,000            277,748
3.625%, 9/15/06                                                           2,059,000          2,046,072
4.125%, 7/12/10 9                                                         2,066,000          1,987,781


6                        |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
4.875%, 2/17/09 9                                                    $    1,000,000     $      995,274
5.125%, 4/18/11                                                           2,240,000          2,238,961
5.50%, 9/15/11 9                                                          3,350,000          3,405,925
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
3.01%, 6/2/06                                                             1,219,000          1,215,026
3.25%, 7/31/06 9                                                          1,335,000          1,327,599
4%, 2/28/07                                                                 965,000            955,531
4.25%, 7/15/07 9                                                          2,198,000          2,174,991
4.75%, 12/15/10                                                           2,245,000          2,209,031
6%, 5/15/11 9,10                                                         12,690,000         13,170,405
6.625%, 9/15/09 10                                                        2,625,000          2,748,178
7.25%, 1/15/10                                                            2,552,000          2,736,619
7.25%, 5/15/30 9                                                            710,000            894,339
------------------------------------------------------------------------------------------------------
Freddie Mac, Unsec. Reference Nts., 6%, 6/15/11                           4,100,000          4,260,798
------------------------------------------------------------------------------------------------------
Resolution Funding Corp. STRIPS, 5.16%, 1/15/21 8,9                       5,667,000          2,630,321
------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                                              455,000            408,983
5.88%, 4/1/36                                                               670,000            720,113
Series A, 6.79%, 5/23/12                                                  8,412,000          9,110,162
------------------------------------------------------------------------------------------------------
U.S. Treasury Bills:
4.375%, 5/11/06 9                                                        43,235,000         43,025,780
4.44%, 5/18/06                                                           31,185,000         31,002,589
------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.50%, 8/15/28 9                                                            900,000            953,789
6.875%, 8/15/25 9                                                         2,000,000          2,442,032
7.25%, 5/15/16 9,11,12                                                    4,454,000          5,268,944
8.875%, 8/15/17 9,10                                                      1,419,000          1,895,141
9.25%, 2/15/16 9                                                            208,000            277,875
STRIPS, 4.20%, 2/15/11 8,9                                                  900,000            714,819
STRIPS, 4.81%, 2/15/16 8                                                  4,491,000          2,766,811
------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.875%, 2/15/12 9                                                         2,000,000          2,003,752
6.50%, 2/15/10 9                                                          3,900,000          4,127,148
                                                                                        --------------
Total U.S. Government Obligations (Cost $157,059,719)                                      155,452,199
------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--21.7%
------------------------------------------------------------------------------------------------------
ARGENTINA--1.1%
Argentina (Republic of) Bonds:
1.20%, 12/31/38 1 [EUR]                                                   1,390,000            637,997
2%, 9/30/14 4 [ARP]                                                       1,802,000            604,200
4.889%, 8/3/12 1                                                         11,769,625         10,947,164
------------------------------------------------------------------------------------------------------
Argentina (Republic of) Discount Bonds:
7.82%, 12/31/33 [EUR]                                                     1,192,311          1,392,893
8.28%, 12/31/33                                                           1,181,593          1,163,869
------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de
Deudas, Series PBA1, 4/1/07 3,4 [ARP]                                        26,628             11,285
------------------------------------------------------------------------------------------------------
Central Bank of Argentina Bonds, 2%, 2/4/18 4 [ARP]                       2,351,040          1,152,153
                                                                                        --------------
                                                                                            15,909,561


7                        |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------


                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
AUSTRALIA--0.9%
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%,
7/14/09 [AUD]                                                            16,655,000     $   12,105,172
------------------------------------------------------------------------------------------------------
AUSTRIA--2.2%
Austria (Republic of) Nts., 3.80%, 10/20/13 2 [EUR]                      25,075,000         30,518,886
------------------------------------------------------------------------------------------------------
BELGIUM--0.5%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35 [EUR]                  5,090,000          7,163,923
------------------------------------------------------------------------------------------------------
BRAZIL--1.0%
Brazil (Federal Republic of) Bonds:
7.125%, 1/20/37                                                           1,050,000          1,031,625
8%, 1/15/18                                                               4,655,000          5,055,330
8.25%, 1/20/34                                                            1,050,000          1,159,725
8.75%, 2/4/25                                                             3,680,000          4,222,800
8.875%, 10/14/19                                                          2,650,000          3,067,375
Series 15 yr., 5.25%, 4/15/09 1                                              10,295             10,301
------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15                           130,000            140,660
                                                                                        --------------
                                                                                            14,687,816

------------------------------------------------------------------------------------------------------
BULGARIA--0.1%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                              740,000            868,575
8.25%, 1/15/15 2                                                            710,000            833,363
                                                                                        --------------
                                                                                             1,701,938

------------------------------------------------------------------------------------------------------
COLOMBIA--1.6%
Colombia (Republic of) Bonds:
10.375%, 1/28/33                                                            660,000            922,350
10.75%, 1/15/13                                                           1,390,000          1,734,025
12%, 10/22/15 [COP]                                                  18,130,000,000          9,980,596
------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts.:
8.25%, 12/22/14                                                             933,000          1,054,290
11.75%, 3/1/10 [COP]                                                  2,617,240,000          1,319,097
------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Bonds, 8.125%, 5/21/24                      6,640,000          7,470,000
                                                                                        --------------
                                                                                            22,480,358
------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.1%
Dominican Republic Unsec. Unsub. Bonds, Series REG S, 9.04%,
1/23/18                                                                     435,010            473,726
------------------------------------------------------------------------------------------------------
Dominican Republic Unsec. Unsub. Nts., 9.50%, 9/27/11 2                     857,903            926,535
                                                                                        --------------
                                                                                             1,400,261
------------------------------------------------------------------------------------------------------
EL SALVADOR--0.0%
El Salvador (Republic of) Bonds, 7.625%, 9/21/34 2                          590,000            644,575
------------------------------------------------------------------------------------------------------
FRANCE--0.7%
France (Government of) Obligations Assimilables du Tresor Bonds,
4%, 4/25/55 [EUR]                                                         2,150,000          2,616,956
------------------------------------------------------------------------------------------------------
France (Government of) Treasury Bills, 2.54%, 6/1/06 8 [EUR]              6,030,000          7,276,827
                                                                                        --------------
                                                                                             9,893,783
------------------------------------------------------------------------------------------------------
GERMANY--0.1%
Germany (Republic of) Bonds, Series 99, 4%, 7/4/09 [EUR]                    935,000          1,152,179


8                        |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
GREECE--0.2%
Greece (Republic of) Bonds, 5.25%, 5/18/12 [EUR]                          2,245,000     $    2,930,746
------------------------------------------------------------------------------------------------------
GUATEMALA--0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 2                                                           250,000            298,750
10.25%, 11/8/11                                                              95,000            113,525
                                                                                        --------------
                                                                                               412,275
------------------------------------------------------------------------------------------------------
INDONESIA--0.2%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 2                                                            120,000            119,100
7.25%, 4/20/15 2                                                            200,000            204,500
------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 2                    2,370,000          2,633,663
                                                                                        --------------
                                                                                             2,957,263
------------------------------------------------------------------------------------------------------
ISRAEL--0.3%
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]               21,493,000          4,844,615
------------------------------------------------------------------------------------------------------
ITALY--0.5%
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali,
4.25%, 2/1/19 [EUR]                                                       5,840,000          7,193,311
------------------------------------------------------------------------------------------------------
JAPAN--2.3%
Japan (Government of) Bonds:
2 yr., Series 237, 0.20%, 10/15/07 [JPY]                              3,102,000,000         26,221,256
20 yr., Series 81, 2%, 9/20/25 [JPY]                                    681,000,000          5,753,611
                                                                                        --------------
                                                                                            31,974,867
------------------------------------------------------------------------------------------------------
MALAYSIA--0.2%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%,
7/31/12 [MYR]                                                             7,980,000          2,350,819
------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15 [MYR]         3,490,000            968,892
                                                                                        --------------
                                                                                             3,319,711
------------------------------------------------------------------------------------------------------
MEXICO--1.9%
United Mexican States Bonds:
5.625%, 1/15/17 4                                                           795,000            777,510
7.50%, 4/8/33                                                               863,000            964,403
Series B1, 8.99%, 4/12/06 8 [MXN]                                         7,940,000            726,014
Series M10, 10.50%, 7/14/11 1 [MXN]                                      55,490,000          5,887,945
Series MI10, 8%, 12/19/13 [MXN]                                          16,100,000          1,452,022
Series MI10, 9.50%, 12/18/14 1 [MXN]                                     20,590,800          2,021,661
Series M20, 8%, 12/7/23 1 [MXN]                                          20,056,000          1,742,776
Series M20, 10%, 12/5/24 1 [MXN]                                         62,445,000          6,460,698
------------------------------------------------------------------------------------------------------
United Mexican States Nts.:
7.50%, 1/14/12                                                            1,132,000          1,225,390
8.375%, 1/14/11                                                           4,290,000          4,764,045
------------------------------------------------------------------------------------------------------
United Mexican States Unsec. Unsub. Nts., Series 6 BR, 6.75%,
6/6/06 [JPY]                                                            135,000,000          1,159,601
                                                                                        --------------
                                                                                            27,182,065
------------------------------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20              960,000            960,000


9                        |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%,
1/5/10                                                               $      184,239     $      166,616
                                                                                        --------------
                                                                                             1,126,616
------------------------------------------------------------------------------------------------------
PANAMA--0.5%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                                            5,790,000          5,807,370
9.375%, 4/1/29                                                              655,000            833,488
                                                                                        --------------
                                                                                             6,640,858
------------------------------------------------------------------------------------------------------
PERU--1.3%
Peru (Republic of) Bonds:
7.35%, 7/21/25                                                              510,000            503,625
7.84%, 8/12/20 [PEN]                                                     31,210,000          8,904,404
8.375%, 5/3/16                                                              290,000            316,100
9.91%, 5/5/15 [PEN]                                                       6,840,000          2,278,342
Series 2, 9%, 1/31/12 [PEN]                                               1,340,000            426,135
Series 7, 8.60%, 8/12/17 [PEN]                                            3,450,000          1,063,578
Series 8-1, 12.25%, 8/10/11 [PEN]                                         1,427,000            515,952
------------------------------------------------------------------------------------------------------
Peru (Republic of) Past Due Interest Bonds, Series 20 yr., 5%,
3/7/17 1                                                                  1,375,390          1,313,497
------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.53%, 2/28/16 8                               649,097            335,174
------------------------------------------------------------------------------------------------------
Peru (Republic of) Unsec. Unsub. Bonds, 8.75%, 11/21/33                   1,850,000          2,072,000
                                                                                        --------------
                                                                                            17,728,807
------------------------------------------------------------------------------------------------------
PHILIPPINES--0.1%
Philippines (Republic of) Bonds, 8.375%, 2/15/11                            438,000            475,809
------------------------------------------------------------------------------------------------------
Philippines (Republic of) Nts., 8.25%, 1/15/14                              441,000            480,139
                                                                                        --------------
                                                                                               955,948
------------------------------------------------------------------------------------------------------
POLAND--0.3%
Poland (Republic of) Bonds:
Series DS1013, 5%, 10/24/13 [PLZ]                                        11,340,000          3,480,288
Series WS0922, 5.75%, 9/23/22 [PLZ]                                       1,000,000            332,993
------------------------------------------------------------------------------------------------------
Poland (Republic of) Nts., Series 0K0807, 4.24%, 8/12/07 8  [PLZ]         1,200,000            350,994
                                                                                        --------------
                                                                                             4,164,275
------------------------------------------------------------------------------------------------------
RUSSIA--0.2%
Aries Vermoegensverwaltungs GmbH Unsub. Nts.:
Series B, 7.75%, 10/25/09 2 [EUR]                                           700,000            949,247
Series C, 9.60%, 10/25/14                                                   810,000          1,012,593
------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Nts., 12.75%, 6/24/28                      100,000            178,750
------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30 1                               350,000            383,688
                                                                                        --------------
                                                                                             2,524,278
------------------------------------------------------------------------------------------------------
SOUTH AFRICA--0.8%
South Africa (Republic of) Bonds:
Series 153, 13%, 8/31/10 [ZAR]                                           13,100,000          2,573,171
Series R157, 13.50%, 9/15/15 [ZAR]                                       16,855,000          3,827,915
Series R186, 10.50%, 12/21/26 [ZAR]                                      17,528,000          3,827,258
Series R203, 8.25%, 9/15/17 [ZAR]                                         3,000,000            513,844
Series R204, 8%, 12/21/18 [ZAR]                                           3,175,000            536,197
                                                                                        --------------
                                                                                            11,278,385


10                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
SPAIN--0.4%
Spain (Kingdom of) Bonds, Bonos y Obligacion del Estado, 6%,
1/31/29 [EUR]                                                        $    1,570,000     $    2,456,952
------------------------------------------------------------------------------------------------------
Spain (Kingdom of) Treasury Bills, 6/23/06 [EUR]                          2,690,000          3,240,743
                                                                                        --------------
                                                                                             5,697,695
------------------------------------------------------------------------------------------------------
TURKEY--0.7%
Turkey (Republic of) Bonds, 6.875%, 3/17/36                                 805,000            780,850
------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts., 7.25%, 3/15/15                                 8,500,000          8,893,125
                                                                                        --------------
                                                                                             9,673,975
------------------------------------------------------------------------------------------------------
UNITED KINGDOM--2.2%
United Kingdom Treasury Bonds, 6%, 12/7/28 [GBP]                          6,830,000         15,004,949
------------------------------------------------------------------------------------------------------
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                            8,920,000         15,298,380
                                                                                        --------------
                                                                                            30,303,329
------------------------------------------------------------------------------------------------------
URUGUAY--0.3%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36                     1,120,000          1,125,600
------------------------------------------------------------------------------------------------------
Uruguay (Oriental Republic of) Unsec. Bonds, 8%, 11/18/22                 3,060,000          3,213,000
                                                                                        --------------
                                                                                             4,338,600
------------------------------------------------------------------------------------------------------
VENEZUELA--0.9%
Venezuela (Republic of) Bonds:
9.25%, 9/15/27                                                            7,715,000          9,821,195
13.625%, 8/15/18                                                            500,000            770,000
------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Nts., 7%, 3/16/15 [EUR]                           1,097,000          1,454,371
                                                                                        --------------
                                                                                            12,045,566
                                                                                        --------------
Total Foreign Government Obligations (Cost $301,399,974)                                   304,951,637
------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.0%
------------------------------------------------------------------------------------------------------
Algeria (Republic of) Loan Participation Nts., 5.813%,
3/4/10 1,4  (Cost $288,911)                                                 310,667            309,502
------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--28.5%
------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.1%
------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.4%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts.,
Series B, 2/15/10                                                           200,000            190,000
------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 3                                 60,000             41,700
------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                      1,125,000          1,105,313
9% Sr. Unsec. Nts., 7/1/15                                                1,045,000          1,065,900
------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                 1,200,000          1,092,000
------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                       900,000            904,500
10.25% Sr. Sec. Nts., Series B, 7/15/13                                     150,000            167,250
------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                      200,000            194,000
------------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                                 625,000            484,375
8.25% Sr. Unsec. Nts., 8/1/10                                             1,200,000            996,000
                                                                                        --------------
                                                                                             6,241,038


11                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.8%
Ford Motor Co., 7.45% Bonds, 7/16/31                                 $      800,000     $      598,000
------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                                                      1,700,000          1,555,514
5.80% Sr. Unsec. Nts., 1/12/09                                              300,000            274,147
7.25% Nts., 10/25/11                                                        400,000            364,895
7.375% Nts., 10/28/09                                                     2,900,000          2,728,462
------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.875% Nts., 9/15/11                                                        900,000            839,796
7.25% Nts., 3/2/11                                                          400,000            379,439
8% Bonds, 11/1/31                                                         2,750,000          2,605,834
------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33                      400,000            295,000
------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Nts., 1/1/14 2                                                 1,160,000          1,209,300
10.50% Sr. Sub. Nts., 1/1/16 2                                              435,000            474,150
                                                                                        --------------
                                                                                            11,324,537
------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
SGS International, Inc., 12% Sr. Sub. Nts., 12/15/13 2                      580,000            598,850
------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Alderwoods Group, Inc., 7.75% Sr. Nts., 9/15/12                             650,000            671,125
------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.3%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 4                          500,000            492,500
------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                               850,000            902,275
------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                             500,000            536,250
------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 2                                1,040,000          1,040,000
------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                        1,047,000          1,078,410
------------------------------------------------------------------------------------------------------
French Lick Resorts & Casino LLC, 10.75% First Mtg. Nts.,
4/15/14 2,5                                                                 660,000            660,000
------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                            900,000            942,750
------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 2                        835,000            864,225
------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                            625,000            636,719
------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                           2,100,000          2,084,250
9% Sr. Sub. Nts., 3/15/12                                                   500,000            533,125
------------------------------------------------------------------------------------------------------
Kerzner International Ltd., 6.75% Sr. Unsec. Sub. Nts., 10/1/15             340,000            359,550
------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B,
8/1/07                                                                      650,000            687,375
------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.75% Sr. Nts., 4/1/13 2,5                                                  650,000            650,000
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                       2,300,000          2,438,000
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                          350,000            366,188
------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                        225,000            223,031
6.375% Sr. Sub. Nts., 7/15/09                                               250,000            250,000
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                        515,000            514,356
8% Sr. Sub. Nts., 4/1/12                                                  1,000,000          1,052,500
------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14                                 300,000            312,000
------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                               200,000            213,500
9.375% Sr. Unsec. Sub. Nts., 2/15/07                                        800,000            827,000
------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                          230,000            231,150
6.875% Sr. Sub. Nts., 12/1/11                                               500,000            511,250


12                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12    $    1,800,000     $    1,894,500
------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 2,3                              250,000                  -
------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                              874,000            875,093
9.625% Sr. Nts., 6/1/14                                                     169,000            171,113
9.75% Sr. Nts., 4/15/13                                                     600,000            607,500
------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12          835,000            912,238
------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                        2,203,000          2,189,231
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                         235,000            237,350
------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                3,100,000          3,030,250
------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10           500,000            553,750
------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                          1,100,000          1,091,750
------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts.,             2,274,000          2,219,993
12/1/14
                                                                                        --------------
                                                                                            32,189,172
------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.3%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                            400,000            417,500
------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                             400,000            450,708
------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 7.75% Sr. Unsec. Sub. Nts.,
5/15/13                                                                     300,000            295,500
------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                              250,000            264,936
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                         400,000            420,500
------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                            450,000            472,500
------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                        200,000            205,750
------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                         300,000            306,750
------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                           900,000            911,250
                                                                                        --------------
                                                                                             3,745,394
------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                      225,000            227,250
------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12 4                     350,000            385,875
------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7% Sr. Nts., 3/1/14 2                   785,000            788,925
                                                                                        --------------
                                                                                             1,402,050
------------------------------------------------------------------------------------------------------
MEDIA--4.1%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 3                                            350,000            204,750
10.25% Sr. Unsec. Sub. Nts., 6/15/11 3                                      200,000            127,000
10.875% Sr. Unsec. Nts., 10/1/10 3                                          400,000            238,000
------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts.,
12/15/12                                                                  1,100,000          1,111,000
------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                             650,000            583,375
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                          360,000            351,900
------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                        150,000            129,000
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                               700,000            637,000
------------------------------------------------------------------------------------------------------
Block Communications, Inc., 8.25% Sr. Nts., 12/15/15 2                      405,000            398,925
------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr. Sub. Nts., 2/15/14                         500,000            461,250
------------------------------------------------------------------------------------------------------
Charter Communications Holdings I LLC, 0%/11.75% Sr. Unsec.
Unsub. Nts., 5/15/14 14                                                     565,000            296,625
------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC, 10.25% Sr. Unsec. Nts.,
9/15/10                                                                     700,000            691,250


13                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Charter Communications Holdings II LLC/Charter Communications
Holdings II Capital Corp., 10.25% Sr. Nts., 9/15/10 2                $    1,190,000     $    1,172,150
------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp., 8.375% Sr. Nts., Second Lien, 4/30/14 2           4,503,000          4,514,258
------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                         900,000            960,750
------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 14                1,100,000            847,000
------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.625% Sr. Unsec. Debs., 7/15/18                                            300,000            298,125
7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                           1,106,000          1,117,060
------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec.
Nts., 11/15/09                                                              200,000            214,500
------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                     300,000            318,750
9.875% Sr. Sub. Nts., 8/15/13                                               586,000            651,193
------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 14                                        300,000            255,000
0%/9% Unsec. Disc. Nts., 11/15/13 14                                        400,000            340,000
8% Unsec. Nts., 11/15/13                                                  4,775,000          4,942,125
------------------------------------------------------------------------------------------------------
Dow Jones CDX, 8.625% High Yield Index Pass-Through Certificates,
Series 6-T1, 6/29/11 2,5                                                 10,350,000         10,311,188
------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                             927,000            900,349
7.125% Sr. Nts., 2/1/16 2                                                 1,400,000          1,384,250
------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                 1,000,000            970,000
------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                    359,000            335,665
------------------------------------------------------------------------------------------------------
Lamar Media Corp., 6.625% Sr. Unsec. Sub. Nts., 8/15/15                   1,760,000          1,760,000
------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                          550,000            519,750
------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13 4               200,000            217,000
------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 14                   800,000            524,000
------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50% Sr. Nts.,
10/15/15                                                                    280,000            270,200
------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts.,
1/15/13                                                                     969,000            964,155
------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                800,000            726,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                        700,000            654,500
------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 10.777% Sr. Sec. Nts., 1/15/13 1,2             760,000            756,200
------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                        900,000            828,000
8.875% Sr. Unsec. Nts., 5/15/11                                             319,000            312,620
------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 2                     315,000            308,790
------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., 1/15/13 2                                          1,030,000            968,200
6.875% Sr. Disc. Nts., Series A-2, 1/15/13 2                              1,865,000          1,753,100
6.875% Sr. Nts., 1/15/13                                                  1,300,000          1,222,000
8.875% Sr. Nts., Series A-3, 1/15/16 2                                    2,340,000          2,445,300
------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts.,
12/15/12 2                                                                  400,000            445,500
------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11              600,000            633,000
------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 2                     900,000            963,000
------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27 [CAD]                       340,000            304,488


14                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                     $    3,075,000     $    3,151,875
8.75% Sr. Sub. Nts., 12/15/11                                               300,000            316,875
------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                 700,000            721,000
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                1,100,000          1,086,250
------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 14                  1,757,000          1,302,376
                                                                                        --------------
                                                                                            57,916,617
------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.4%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Nts., 3/15/14 2                    1,980,000          1,914,660
------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc.:
9% Sr. Nts., 10/15/15 2                                                   2,220,000          2,358,750
10.375% Sr. Sub. Nts., 10/15/15 2                                           660,000            704,550
                                                                                        --------------
                                                                                             4,977,960
------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.2%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                    300,000            307,875
------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Unsec. Sub. Nts.,
1/15/14                                                                     250,000            238,125
------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                  1,308,000          1,265,490
------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc., 10.366% Sr. Sec. Nts., 1/15/14 1,2                  880,000            886,600
------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11 4                200,000            215,500
------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10           550,000            552,750
                                                                                        --------------
                                                                                             3,466,340
------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 2                                   1,067,000          1,147,025
------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
9.28% Sr. Unsec. Unsub. Nts., 4/1/12 1                                    1,540,000          1,601,600
9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                       859,000            908,393
------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 4                          250,000            258,750
------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                           610,000            596,275
------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                       700,000            729,750
                                                                                        --------------
                                                                                             5,241,793
------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.8%
------------------------------------------------------------------------------------------------------
BEVERAGES--0.0%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                   300,000            316,125
------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Jean Coutu Group (PJC), Inc. (The), 8.50% Sr. Sub. Nts., 8/1/14           1,600,000          1,476,000
------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 3,4                             142,981                  -
------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                450,000            461,813
9.50% Sr. Sec. Nts., 2/15/11                                                700,000            742,000
                                                                                        --------------
                                                                                             2,679,813
------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.4%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10                 200,000            210,126
------------------------------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                         180,000            176,400
8.625% Sr. Sub. Nts., 12/15/12                                              400,000            424,500
------------------------------------------------------------------------------------------------------
Doane Pet Care Co.:
10.625% Sr. Unsec. Sub. Nts., 11/15/15                                      610,000            649,650


15                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
10.75% Sr. Nts., 3/1/10                                              $    1,110,000     $    1,207,125
------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                     306,000            309,060
8.875% Sr. Unsec. Nts., 3/15/11                                              71,000             70,645
------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                 800,000            786,000
------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08                400,000            410,000
------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.75% Sr. Sub. Nts.,
4/15/11 4 [GBP]                                                             400,000            733,621
                                                                                        --------------
                                                                                             4,977,127
------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                350,000            346,063
------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                    500,000            531,250
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                         740,000            777,000
------------------------------------------------------------------------------------------------------
Spectrum Brands, Inc., 7.375% Sr. Unsec. Sub. Nts., 2/1/15                   60,000             52,500
                                                                                        --------------
                                                                                             1,706,813
------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                1,175,000          1,210,250
------------------------------------------------------------------------------------------------------
ENERGY--3.5%
------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.2%
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                300,000            315,000
------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec. Sub. Nts., 12/15/10               800,000            843,000
------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08              221,000            227,078
------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                        200,000            210,750
------------------------------------------------------------------------------------------------------
RathGibson, Inc., 11.25% Sr. Nts., 2/15/14 2                                300,000            315,000
------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10            400,000            408,000
                                                                                        --------------
                                                                                             2,318,828
------------------------------------------------------------------------------------------------------
OIL & GAS--3.3%
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                            700,000            698,250
------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Nts., 12/15/15 2                     290,000            303,775
------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                             250,000            247,188
6.875% Sr. Unsec. Nts., 1/15/16                                           1,822,000          1,844,775
------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr. Unsec. Nts., 8/1/13                175,000            165,375
------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp.:
7.625% Sr. Nts., 12/1/13                                                    785,000            788,925
7.625% Sr. Nts., 12/1/13 2,5                                                525,000            527,625
------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Nts., 3/1/16 2                                180,000            187,200
------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                            2,784,000          2,912,760
------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                  200,000            207,000
------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13             1,319,000          1,373,409
------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                    300,000            311,250
------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                       550,000            561,000
------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                         700,000            701,750
------------------------------------------------------------------------------------------------------
Gazprom International SA, 7.201% Sr. Unsec. Bonds, 2/1/20                 9,074,000          9,496,894
------------------------------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr. Nts., 3/1/16 2                    880,000            906,400
------------------------------------------------------------------------------------------------------
Massey Energy Co.:
6.625% Sr. Nts., 11/15/10                                                   200,000            204,500
6.875% Sr. Nts., 12/15/13 2                                                 285,000            280,725


16                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
National Gas Co., 6.05% Nts., 1/15/36 2                              $    1,510,000     $    1,454,061
------------------------------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14                                         600,000            604,500
8.375% Sr. Sub. Nts., 8/15/12                                               500,000            537,500
------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25%
Sr. Unsec. Nts., 9/15/15                                                    100,000             98,000
------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13             700,000            714,000
------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
7.375% Unsec. Unsub. Nts., 12/15/14                                         740,000            791,800
8.50% Unsub. Nts., 2/15/08                                                  420,000            440,685
9.125% Unsec. Unsub. Nts., 10/13/10                                         610,000            687,775
------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3,
6/15/11 2                                                                 3,892,851          3,807,886
------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125% Sr. Nts., 6/15/14               300,000            309,750
------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                        835,000            925,844
------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                   640,000            635,200
------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                               230,000            227,700
7.375% Sr. Sub. Nts., 7/15/13                                               200,000            208,000
------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                         500,000            516,816
8% Sr. Unsub. Nts., 3/1/32                                                  300,000            330,521
------------------------------------------------------------------------------------------------------
Stone Energy Corp., 6.75% Sr. Unsec. Sub. Nts., 12/15/14                  1,020,000            958,800
------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 2                            525,000            548,625
------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 2                               2,123,000          2,123,000
------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                           1,567,000          1,677,253
------------------------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Nts., 11/1/12 2                                                   405,000            399,938
6.625% Sr. Nts., 11/1/15 2                                                  905,000            900,475
------------------------------------------------------------------------------------------------------
Titan Petrochemicals Group Ltd., 8.50% Sr. Unsec. Nts., 3/18/12 2           846,000            799,470
------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts., 5/1/12                      1,500,000          1,501,875
------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                         500,000            516,875
7.625% Nts., 7/15/19                                                        928,000            992,960
8.75% Unsec. Nts., 3/15/32                                                1,619,000          1,902,325
                                                                                        --------------
                                                                                            46,330,435
------------------------------------------------------------------------------------------------------
FINANCIALS--3.3%
------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.2%
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                       1,250,000          1,381,250
------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                                           1,146,000          1,174,650
8% Sr. Nts., 6/15/11                                                        410,000            427,938
                                                                                        --------------
                                                                                             2,983,838
------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.0%
Banco BMG SA, 9.15% Nts., 1/15/16 4                                       2,980,000          3,050,775
------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 4                                      7,000              7,525
------------------------------------------------------------------------------------------------------
Bankunited Capital Trust, 10.25% Capital Securities, 12/31/26 4             100,000            108,250
------------------------------------------------------------------------------------------------------
HSBC Bank plc:
9.75% Sr. Unsec. Nts., 7/8/09 8                                           1,960,000          1,495,774


17                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
11.60% Sr. Unsec. Nts., 1/12/10 8                                    $    2,510,000     $    1,660,917
12.28% Sr. Unsec. Nts., 3/9/09 8                                          1,960,000          1,394,579
------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 1 [BRR]                                                 920,000            394,550
8.81% Nts., 1/25/12 1  [COP]                                          1,060,285,718            501,585
------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 3,4            90,000                 --
------------------------------------------------------------------------------------------------------
UBS Luxembourg SA, 6.23% Sub. Nts., 2/11/15 1                             2,500,000          2,502,263
------------------------------------------------------------------------------------------------------
VTB Capital SA, 6.25% Sr. Nts., 6/30/35 2                                 1,870,000          1,862,988
------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                   500,000            563,750
                                                                                        --------------
                                                                                            13,542,956
------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.8%
Affinia Group, Inc., 9% Sr. Unsec. Sub. Nts., 11/30/14                      200,000            173,000
------------------------------------------------------------------------------------------------------
Argentine Beverages Financial Trust, 7.375% Bonds, 3/22/12 2                490,000            487,550
------------------------------------------------------------------------------------------------------
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26 4                1,460,000          1,460,000
------------------------------------------------------------------------------------------------------
Cloverie plc, 9.18% Sec. Nts., Series 2005-93, 12/20/10 1,4               1,100,000          1,101,375
------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.:
0%/10.50% Sr. Unsec. Disc. Nts., Series B, 10/1/14 14                       570,000            444,600
9.625% Sr. Sub. Nts., 6/15/14                                               813,000            904,463
------------------------------------------------------------------------------------------------------
Dow Jones CDX:
8.25% High Yield Index Pass-Through Certificates,
Series 4-T1, 6/29/10 2                                                   15,710,120         15,965,409
8.75% High Yield Index Pass-Through Certificates,
Series 5-T1, 12/29/10 2                                                      63,500             65,643
------------------------------------------------------------------------------------------------------
European Investment Bank, 1.90% Sr. Unsec. Nts., 1/26/26 [JPY]          245,000,000          2,022,863
------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15                         330,000            311,850
------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 2                                  1,510,000          1,506,225
------------------------------------------------------------------------------------------------------
Redwood Capital VII Ltd., 9.90% Nts., 1/9/08 1                              500,000            494,830
------------------------------------------------------------------------------------------------------
Tiers-BSP (Bangko Sentral ng Pilipinas), 0%/8.60% Collateralized
Trust, 6/15/97 4,14                                                       2,695,000            909,563
------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                              130,000            131,625
9.43% Sr. Unsec. Nts., 5/1/10 1                                             130,000            132,600
                                                                                        --------------
                                                                                            26,111,596
------------------------------------------------------------------------------------------------------
REAL ESTATE--0.3%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec.
Nts., 2/1/12                                                                500,000            515,000
------------------------------------------------------------------------------------------------------
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                      925,000          1,017,500
------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                      89,000             90,113
------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts., Series O, 3/15/15                        530,000            524,038
------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp., 9.125% Sr. Unsec. Nts., 1/15/11                 946,000          1,099,725
------------------------------------------------------------------------------------------------------
Trustreet Properties, Inc., 7.50% Sr. Unsec. Nts., 4/1/15                   595,000            599,463
                                                                                        --------------
                                                                                             3,845,839
------------------------------------------------------------------------------------------------------
HEALTH CARE--1.5%
------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.0%
Angiotech Pharmaceuticals, Inc., 7.75% Sr. Sub. Nts., 4/1/14 2              325,000            329,875
------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12           650,000            643,500
------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12 4            300,000            318,000


18                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts.,
11/1/11                                                              $      300,000     $      312,750
                                                                                        --------------
                                                                                             1,274,250
------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.4%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13 4                      300,000            318,000
------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts.,
12/15/12                                                                    400,000            389,500
------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                             465,000            466,163
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                       2,375,000          2,398,750
------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                300,000            310,500
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                          300,000            318,375
------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                900,000            924,750
------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts.,
2/1/08 [DEM]                                                                 25,000             16,304
------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred
Nts., 6/15/11                                                               600,000            639,000
------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                        200,000            212,500
------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                            2,919,000          2,863,665
6.375% Nts., 1/15/15                                                      1,871,000          1,830,353
8.75% Sr. Nts., 9/1/10                                                      200,000            217,933
------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12             600,000            456,000
------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                               230,000            230,000
6.875% Sr. Sub. Nts., 12/15/15                                              285,000            285,713
------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15            220,000            224,950
------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                 1,350,000          1,225,125
------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                  1,482,000          1,344,915
7.375% Nts., 2/1/13                                                          19,000             17,433
9.875% Sr. Nts., 7/1/14                                                   1,682,000          1,711,435
------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Sub. Nts., 11/15/13                           730,000            722,700
------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                 300,000            312,000
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                        300,000            329,250
------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts.,
10/1/15 14                                                                2,000,000          1,470,000
                                                                                        --------------
                                                                                            19,235,314
------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.0%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11          350,000            348,250
------------------------------------------------------------------------------------------------------
INDUSTRIALS--2.0%
------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.4%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                      635,000            644,525
------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Unsec. Nts., 10/1/10                                              200,000            213,500
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                         219,000            228,855
------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                     970,000            970,000
7.625% Sr. Sub. Nts., 2/1/18                                                205,000            212,175
------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                               583,000            558,223
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                        400,000            391,000
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                             515,000            509,850


19                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
7.625% Sr. Sub. Nts., 6/15/12                                        $      500,000     $      518,750
------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                             500,000            525,000
------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                    223,000            242,234
11% Sr. Sub. Nts., 2/15/13                                                  194,000            217,765
                                                                                        --------------
                                                                                             5,231,877
------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 3,4                         735,000             33,075
------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                    200,000            208,500
------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Unsec. Sub. Nts.,
12/15/12                                                                    770,000            764,225
------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                          711,000            766,103
------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                        1,250,000          1,278,125
                                                                                        --------------
                                                                                             3,016,953
------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.4%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15                                                     180,000            184,500
7.375% Sr. Sec. Nts., Series B, 4/15/14                                     700,000            696,500
8.875% Sr. Nts., Series B, 4/1/08                                         1,900,000          2,004,500
9.25% Sr. Sec. Debs., Series B, 9/1/12                                      434,000            470,348
------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                               1,500,000          1,473,750
------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                         460,000            454,825
7.50% Sr. Nts., 5/1/11                                                      200,000            207,000
------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                 400,000            432,500
                                                                                        --------------
                                                                                             5,923,923
------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                              325,000            336,375
------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                    200,000            168,000
------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 4 [BRR]               1,115,000            575,791
------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                               200,000            217,000
------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                300,000            321,750
                                                                                        --------------
                                                                                             1,618,916
------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.0%
Covalence Specialty Materials Corp., 10.25% Sr. Sub. Nts.,
3/1/16 2                                                                    180,000            189,900
------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts.,
12/15/13                                                                    120,000            112,800
                                                                                        --------------
                                                                                               302,700
------------------------------------------------------------------------------------------------------
MACHINERY--0.2%
Case New Holland, Inc., 7.125% Sr. Nts., 3/1/14 2                           500,000            496,250
------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 2                             300,000            292,500
------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                      380,000            399,950
------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 10.50% Sr. Sub. Nts., 8/1/12                     325,000            361,563
------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                        700,000            644,000
------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                     300,000            315,000
------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                           300,000            301,500
                                                                                        --------------
                                                                                             2,810,763
------------------------------------------------------------------------------------------------------
MARINE--0.4%
Grupo TMM SA, 10.50% Sr. Sec. Nts., 8/1/07 15                             4,538,862          4,522,944


20                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
MARINE CONTINUED
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg.
Nts., 6/30/07 2,3                                                    $       43,000     $       49,289
------------------------------------------------------------------------------------------------------
WPO Shipholding Co. LLC, 12% Sr. Sec. Nts., 7/15/05 3,4                     250,000                 --
                                                                                        --------------
                                                                                             4,572,233
------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09             400,000            408,000
------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                 150,000            141,750
7.50% Sr. Unsec. Nts., 11/1/13                                              387,000            384,098
9.625% Sr. Nts., 12/1/12                                                    750,000            821,250
                                                                                        --------------
                                                                                             1,755,098
------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                           3,000,000          2,902,500
------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
Horizon Lines LLC, 9% Nts., 11/1/12                                         236,000            250,750
------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.0%
------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.2%
Loral Skynet Corp., 14% Sr. Sec. Nts., 11/21/15 15                          116,000            140,360
------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                    3,260,000          2,958,450
------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts.,
1/15/07 3                                                                   675,000             10,125
                                                                                        --------------
                                                                                             3,108,935
------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.0%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                       200,000            208,750
------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14             2,021,000          1,990,685
------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp.:
6.75% Unsec. Sub. Nts., 3/1/13                                              380,000            363,850
8.125% Sr. Sub. Nts., 3/1/16                                                745,000            756,175
------------------------------------------------------------------------------------------------------
Solectron Corp., 8% Sr. Sub. Nts., 3/15/16 2                                425,000            428,188
                                                                                        --------------
                                                                                             3,538,898
------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 3,4 [EUR]            338,620                 --
------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 3,4            200,173                 --
------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 3,4 [EUR]                     100,000                 --
                                                                                        --------------
                                                                                                    --
------------------------------------------------------------------------------------------------------
IT SERVICES--0.3%
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec. Sub. Nts.,
Series B, 2/15/13 4                                                         665,000            694,925
------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15                           400,000            405,000
------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13 2                                         2,535,000          2,693,438
10.25% Sr. Sub. Nts., 8/15/15 2                                             535,000            565,763
                                                                                        --------------
                                                                                             4,359,126
------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.2%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12              1,458,000          1,532,723


21                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Amkor Technology, Inc.:
7.75% Sr. Nts., 5/15/13                                              $    1,050,000     $      971,250
9.25% Sr. Unsec. Sub. Nts., 2/15/08                                         887,000            909,175
                                                                                        --------------
                                                                                             3,413,148
------------------------------------------------------------------------------------------------------
MATERIALS--3.4%
------------------------------------------------------------------------------------------------------
CHEMICALS--0.7%
Crompton Corp., 9.875% Sr. Nts., 8/1/12                                     350,000            395,500
------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                              550,000            572,000
10.125% Sr. Unsec. Nts., 9/1/08                                              19,000             20,283
10.625% Sr. Unsec. Nts., 5/1/11                                             600,000            652,500
------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 10.125% Sr. Unsec. Sub.
Nts., 7/1/09                                                                853,000            878,590
------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.875% Sr. Sub. Nts., 1/1/15 1,2              1,510,000          1,532,650
------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1                                           198,000            228,690
11.625% Sr. Unsec. Nts., 10/15/10                                            13,000             14,788
------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875% Sr. Unsec. Nts., 8/1/13                            19,000             21,850
------------------------------------------------------------------------------------------------------
Ineos Group Holdings plc, 8.50% Nts., 2/15/16 2                           1,790,000          1,709,450
------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Unsec. Sub. Nts., 8/15/14                        550,000            574,750
------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts.,
11/15/14 14                                                                 350,000            255,500
------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                    11,000             11,495
9.625% Sr. Sec. Nts., Series A, 5/1/07                                      200,000            207,500
10.50% Sr. Sec. Nts., 6/1/13                                                600,000            667,500
------------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08               100,000            102,125
------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09 4                                                250,000            258,750
13.50% Sr. Unsec. Sub. Nts., 11/15/10                                       100,000            107,375
------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 7.50% Sr. Sub. Nts., 11/15/14             200,000            202,000
------------------------------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox Finance Corp., 9.50% Sr. Nts.,
12/1/12 2                                                                   555,000            585,525
                                                                                        --------------
                                                                                             8,998,821
------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 14                     725,000            532,875
------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.2%
Ball Corp., 6.625% Sr. Nts., 3/15/18                                      1,035,000          1,032,413
------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15 2                          1,435,000          1,495,988
------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                             200,000            203,000
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                     1,500,000          1,526,250
------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                     800,000            796,000
9.50% Sr. Sub. Nts., 8/15/13                                                750,000            705,000
------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                        300,000            283,500
8.25% Sr. Unsec. Nts., 10/1/12                                              950,000            936,938
------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                              400,000            425,000
------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                450,000            471,375
8.25% Sr. Unsec. Nts., 5/15/13                                            1,719,000          1,804,950


22                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING CONTINUED
8.75% Sr. Sec. Nts., 11/15/12                                        $      928,000     $      997,600
8.875% Sr. Sec. Nts., 2/15/09                                               200,000            209,250
------------------------------------------------------------------------------------------------------
Pliant Corp., 11.625% Sr. Sec. Nts., 6/15/09 3                              360,178            405,200
------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                1,975,000          1,866,375
------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                     650,000            643,500
9.25% Sr. Unsec. Nts., 2/1/08                                             1,200,000          1,255,500
9.75% Sr. Unsec. Nts., 2/1/11                                               600,000            619,500
------------------------------------------------------------------------------------------------------
Stone Container Finance Co. of Canada II, 7.375% Sr. Unsec. Nts.,
7/15/14                                                                     300,000            280,500
------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 2                          125,000            139,063
------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                        1,300,000          1,196,000
                                                                                        --------------
                                                                                            17,292,902
------------------------------------------------------------------------------------------------------
METALS & MINING--1.2%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                            1,019,000          1,035,559
7.875% Sr. Unsec. Nts., 2/15/09                                             100,000            101,000
------------------------------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14 2                                                   6,880,000          7,860,400
8.875% Nts., 11/17/14                                                       915,000          1,045,388
------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                        600,000            627,000
------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc., 8% Sr. Sub. Nts., 12/1/15 4                     635,000            642,938
------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                       300,000            332,250
------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts.,
2/1/08 3,4                                                                   71,000                 --
------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                               585,000            662,720
------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                       500,000            542,500
------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B,
10/15/06 3                                                                  500,000            262,500
------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                      204,000            224,400
------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.75% Sr. Nts., 2/15/15 1,2                                1,575,000          1,519,875
------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09 4                           400,000            426,000
------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                               200,000            209,750
------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                     336,000            364,560
10.75% Sr. Nts., 8/1/08                                                     519,000            573,495
                                                                                        --------------
                                                                                            16,430,335
------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Abitibi-Consolidated Co. of Canada, 8.375% Sr. Unsec. Sub. Nts.,
4/1/15                                                                    1,000,000            980,000
------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                              600,000            606,000
------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11                             300,000            303,000
------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                         100,000            101,250
------------------------------------------------------------------------------------------------------
Catalyst Paper Corp., 8.625% Sr. Unsec. Nts., Series D, 6/15/11             500,000            505,000
------------------------------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15                                          500,000            445,000
------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 3                  600,000            390,000
------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 2,15 [EUR]                        150,934            186,569
------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                         315,000            281,925
------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                     700,000            665,000
                                                                                        --------------
                                                                                             4,463,744


23                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.3%
------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
American Tower Corp., 7.125% Sr. Unsec. Nts., 10/15/12               $      250,000     $      261,250
------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd., 8.998% Sr. Nts.,
1/15/15 1,7                                                               1,000,000          1,037,500
------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts., 8/15/14                               1,350,000          1,427,625
------------------------------------------------------------------------------------------------------
PanAmSat Holding Corp., 0%/10.375% Sr. Unsec. Disc. Nts.,
11/1/14 14                                                                  225,000            163,125
------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11                                         2,100,000          2,139,375
7.90% Unsec. Nts., 8/15/10                                                1,719,000          1,796,355
------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Unsec. Sub.
Nts., 2/15/11 1                                                             300,000            309,000
------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12 1                         1,800,000          2,020,500
------------------------------------------------------------------------------------------------------
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 4 [PEN]              3,290,100            958,634
------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 3,4                                500,000                 --
------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts.,
2/15/14                                                                   1,400,000          1,508,500
------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11             450,000            475,313
------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub.
Nts., 2/15/15                                                               225,000            236,813
------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 3,4                  250,000                 --
                                                                                        --------------
                                                                                            12,333,990
------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.4%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                     700,000            757,750
11% Sr. Unsec. Nts., 7/31/10                                                 19,000             21,233
12.50% Sr. Unsec. Nts., 2/1/11 4                                             50,000             54,250
------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                   1,120,000          1,220,800
------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                                400,000            421,000
------------------------------------------------------------------------------------------------------
AT&T Corp.:
9.05% Sr. Unsec. Nts., 11/15/11 1                                           592,000            640,696
9.75% Sr. Nts., 11/15/31 1                                                1,300,000          1,556,939
------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 3,4              400,000                 --
------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications
Corp., 10.125% Sr. Nts., 6/15/13                                          2,014,000          2,210,365
------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                280,000            297,500
------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.85% Sr. Unsec. Nts., 10/15/12 1                                           145,000            144,638
8.875% Sr. Nts., 10/1/13                                                    859,000            867,590
------------------------------------------------------------------------------------------------------
IWO Holdings, Inc., 8.35% Sr. Sec. Nts., 1/15/12 1                          110,000            115,088
------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15            3,378,000          3,545,228
------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11                              500,000            531,250
------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
7.50% Sec. Nts., 3/15/15                                                    882,000            950,355
8% Sr. Sub. Nts., 12/15/12                                                  800,000            853,000
------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                                              2,419,000          2,467,380
9.875% Sr. Nts., 2/1/10                                                   1,400,000          1,501,500
------------------------------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr. Unsec. Nts., Cl. A, 12/1/12             552,000            615,480


24                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
SBA Telecommunications, Inc./SBA Communications Corp., 0%/9.75%
Sr. Disc. Nts., 12/15/11 14                                          $      708,000     $      679,680
------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec. Nts., 6/1/13                             284,000            271,220
------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                            600,000            658,500
------------------------------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12 4                              250,000            281,563
                                                                                        --------------
                                                                                            20,663,005
------------------------------------------------------------------------------------------------------
UTILITIES--1.6%
------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 2                           2,000,000          2,170,000
------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                      19,000             19,641
7.75% Sr. Nts., 8/1/10                                                      200,000            210,500
8.50% Sr. Nts., 4/15/11                                                     250,000            271,250
------------------------------------------------------------------------------------------------------
FPL Energy National Wind Power LLC:
5.608% Nts., 3/10/24 2                                                      256,603            247,144
6.125% Nts., 3/25/19 2                                                      150,704            146,814
------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                       1,910,000          2,077,125
------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
Escrow Shares, 5/1/06 4                                                     200,000                 --
8.30% Sr. Unsec. Nts., 5/1/11                                             2,200,000          2,288,000
------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co. II, Inc., 7.375%
Sr. Sec. Nts., Series B, 9/1/10                                             350,000            362,250
------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., 8.50% Sr.
Sec. Nts., 9/1/10                                                           200,000            213,000
------------------------------------------------------------------------------------------------------
National Power Corp., 9.625% Unsec. Bonds, 5/15/28                        2,270,000          2,526,764
------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                469,000            471,931
9.50% Sr. Sec. Nts., 7/15/13                                                290,000            291,813
------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Nts., 8/15/17 2                       1,777,000          1,792,549
                                                                                        --------------
                                                                                            13,088,781
------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.4%
Dynegy Holdings, Inc., 8.375% Sr. Unsec. Nts., 5/1/16 2,5                   660,000            660,000
------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
8.50% Sr. Unsec. Nts., 10/1/21                                              500,000            511,250
9.125% Sr. Unsec. Nts., 5/1/31                                              500,000            535,000
------------------------------------------------------------------------------------------------------
NRG Energy, Inc.:
7.25% Sr. Nts., 2/1/14                                                      180,000            183,375
7.375% Sr. Nts., 2/1/16                                                   3,315,000          3,393,731
                                                                                        --------------
                                                                                             5,283,356
------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                150,000            151,588
------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.3%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19                   420,015            459,916
------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                       121,000            117,370
8.75% Sr. Nts., 2/15/12                                                     292,000            306,600
10.125% Sr. Sec. Nts., 7/15/13 2                                          1,400,000          1,605,730
------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                           771,107            821,947


25                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER CONTINUED
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                    $       90,000     $       89,097
                                                                                        --------------
                                                                                             3,400,660
                                                                                        --------------
Total Corporate Bonds and Notes (Cost $398,577,289)                                        400,608,244

                                                                             Shares
------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.2%
------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 4,16                     4,253                 --
------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into
Dobson Communications Corp., Cl. A common stock), Non-Vtg. 2                    608            111,188
------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg.
 4,16                                                                           216                 22
------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B,
Non-Vtg. 4,16                                                                 5,000                 --
------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.  4,16                         151                 --
------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A, Non-Vtg. 2,16                           959            192,280
------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25% Cum. Jr. Exchangeable,
Non-Vtg. 4,15                                                                   116          1,008,850
------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust, 11%                                2,000            112,900
------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg. 4,16                                      7                 13
------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 4,16                     228            278,160
------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 4              4,600            672,750
                                                                                        --------------
Total Preferred Stocks (Cost $2,635,478)                                                     2,376,163

------------------------------------------------------------------------------------------------------
COMMON STOCKS--2.4%
------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc. 16                                               6,500            215,540
------------------------------------------------------------------------------------------------------
Aggreko plc                                                                  51,400            282,420
------------------------------------------------------------------------------------------------------
Allegheny Technologies, Inc.                                                  4,900            299,782
------------------------------------------------------------------------------------------------------
Alstom 16                                                                     3,130            261,259
------------------------------------------------------------------------------------------------------
Amada Co. Ltd.                                                               28,000            305,455
------------------------------------------------------------------------------------------------------
American Tower Corp. 16                                                      11,276            341,888
------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                      2,700            272,727
------------------------------------------------------------------------------------------------------
Anglo American plc                                                            7,180            278,324
------------------------------------------------------------------------------------------------------
Aon Corp.                                                                     6,700            278,117
------------------------------------------------------------------------------------------------------
Arcelor                                                                       7,330            288,961
------------------------------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                                    8,400            282,660
------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                 4,100            291,428
------------------------------------------------------------------------------------------------------
ATA Holdings Corp. 4,16                                                       1,721             17,210
------------------------------------------------------------------------------------------------------
Avaya, Inc. 16                                                               24,000            271,200
------------------------------------------------------------------------------------------------------
BAA plc                                                                      19,100            275,099
------------------------------------------------------------------------------------------------------
Barratt Developments plc                                                     14,790            272,123
------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                 2,000            277,400
------------------------------------------------------------------------------------------------------
Beverly Hills Bancorp, Inc.                                                   6,273             66,494
------------------------------------------------------------------------------------------------------
BNP Paribas SA                                                                2,900            269,378
------------------------------------------------------------------------------------------------------
British American Tobacco plc                                                 11,060            267,867
------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 16                                                      5,550            239,538
------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                            3,400            283,322


26                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                    3,000     $      275,730
------------------------------------------------------------------------------------------------------
CA, Inc.                                                                     10,000            272,100
------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                             3,600            258,516
------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 4,16                                           529                 --
------------------------------------------------------------------------------------------------------
Centex Corp.                                                                  4,000            247,960
------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 16                             2,660            130,393
------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                          91              2,858
------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                   2,800            267,232
------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                               5,000            267,600
------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                  55              2,598
------------------------------------------------------------------------------------------------------
CNP Assurances SA                                                             2,800            282,314
------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                4,300            271,545
------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                   7,700            282,590
------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 16                                          16,528             31,899
------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                 2,500            262,750
------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                             8,400            279,048
------------------------------------------------------------------------------------------------------
DaimlerChrysler AG                                                            4,824            277,159
------------------------------------------------------------------------------------------------------
De La Rue plc                                                                27,410            265,733
------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                          16,954            285,998
------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 16                                        24,300            194,886
------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                             9,700            282,755
------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 16                                                   10,500            283,290
------------------------------------------------------------------------------------------------------
E.ON AG                                                                       2,417            266,105
------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                          5,300            271,254
------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                25,800            310,890
------------------------------------------------------------------------------------------------------
Energy Select Sector SPDR Fund                                               20,800          1,130,064
------------------------------------------------------------------------------------------------------
Etablissements Economiques du Casino Guichard-Perrachon SA                    4,330            302,772
------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 16                                                      3,100            272,490
------------------------------------------------------------------------------------------------------
Financial Select Sector SPDR Fund                                            34,500          1,122,975
------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                               35,100            279,396
------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                                   5,000            298,850
------------------------------------------------------------------------------------------------------
Gecina SA                                                                     2,140            283,974
------------------------------------------------------------------------------------------------------
GKN plc                                                                      44,770            258,631
------------------------------------------------------------------------------------------------------
Globix Corp. 16                                                               6,880             18,989
------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                               1,900            298,224
------------------------------------------------------------------------------------------------------
Hammerson plc                                                                13,120            282,655
------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                 3,300            265,815
------------------------------------------------------------------------------------------------------
Hochtief AG                                                                   4,996            283,227
------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 4,16                                            6,667                 --
------------------------------------------------------------------------------------------------------
Huntsman Corp. 4,16                                                           5,871            107,645
------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 16                                     6,016             33,990
------------------------------------------------------------------------------------------------------
iPCS, Inc. 16                                                                 8,733            410,451
------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                         4,600            257,324
------------------------------------------------------------------------------------------------------
JFE Holdings, Inc.                                                            7,200            290,569
------------------------------------------------------------------------------------------------------
Kawasaki Kisen Kaisha Ltd.                                                   43,000            253,908
------------------------------------------------------------------------------------------------------
KB Home                                                                       4,000            259,920
------------------------------------------------------------------------------------------------------
Kobe Steel Ltd.                                                              69,000            262,048
------------------------------------------------------------------------------------------------------
Komatsu Ltd.                                                                 15,000            286,109
------------------------------------------------------------------------------------------------------
Kubota Corp.                                                                 27,000            291,334


27                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
------------------------------------------------------------------------------------------------------
Land Securities Group plc                                                     8,170     $      273,672
------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 16                                          1,714             74,713
------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                1,900            274,607
------------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A                                                           4,600            277,748
------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                                3,368             68,943
------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 16                                             3,368             66,518
------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                        4,800            262,032
------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                         27,590            263,883
------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 16                                          7,271            208,314
------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                       9,600            261,120
------------------------------------------------------------------------------------------------------
MAN AG                                                                        4,246            295,354
------------------------------------------------------------------------------------------------------
Man Group plc                                                                 6,660            285,229
------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                            3,691            281,143
------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                     3,500            275,660
------------------------------------------------------------------------------------------------------
Mirant Corp. 16                                                               1,134             28,350
------------------------------------------------------------------------------------------------------
Nippon Building Fund, Inc.                                                       28            259,303
------------------------------------------------------------------------------------------------------
Nippon Kayaku Co. Ltd.                                                       32,000            283,297
------------------------------------------------------------------------------------------------------
Nippon Steel Corp.                                                           67,175            260,253
------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                        5,200            281,164
------------------------------------------------------------------------------------------------------
Novell, Inc. 16                                                              28,300            217,344
------------------------------------------------------------------------------------------------------
NTL, Inc. 16                                                                 28,755            837,058
------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                   3,000            314,370
------------------------------------------------------------------------------------------------------
NVIDIA Corp. 16                                                               5,500            314,930
------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                    2,900            268,685
------------------------------------------------------------------------------------------------------
Oracle Corp., Japan                                                           5,800            290,246
------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 16                                                       745             11,786
------------------------------------------------------------------------------------------------------
PagesJaunes Groupe SA                                                        10,010            281,189
------------------------------------------------------------------------------------------------------
Persimmon plc                                                                10,940            252,416
------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                            3,800            306,014
------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                            3,800            255,778
------------------------------------------------------------------------------------------------------
Prandium, Inc.  4,16                                                         24,165                242
------------------------------------------------------------------------------------------------------
Premier Holdings Ltd.  4,16                                                  18,514                 --
------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                    3,600            272,916
------------------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                       2,500            263,750
------------------------------------------------------------------------------------------------------
RWE AG, Non-Vtg., Preference                                                  3,406            266,642
------------------------------------------------------------------------------------------------------
Schroders plc                                                                13,280            274,335
------------------------------------------------------------------------------------------------------
Showa Shell Sekiyu K.K.                                                      23,100            262,206
------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                       1,890            284,240
------------------------------------------------------------------------------------------------------
Star Gas Partners LP 16                                                         187                522
------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 16                                                     720              7,380
------------------------------------------------------------------------------------------------------
Suedzucker AG                                                                10,150            263,104
------------------------------------------------------------------------------------------------------
Suez SA                                                                       7,310            288,084
------------------------------------------------------------------------------------------------------
Sumitomo Metal Industries                                                    60,000            257,434
------------------------------------------------------------------------------------------------------
Takefuji Corp.                                                                4,120            259,381
------------------------------------------------------------------------------------------------------
Taylor Woodrow plc 16                                                        36,790            258,234
------------------------------------------------------------------------------------------------------
Tellabs, Inc. 16                                                             18,200            289,380
------------------------------------------------------------------------------------------------------
ThyssenKrupp AG                                                              10,594            305,683
------------------------------------------------------------------------------------------------------
TonenGeneral Sekiyu K.K.                                                     27,000            274,817
------------------------------------------------------------------------------------------------------
TUI AG                                                                       13,568            266,204


28                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 16                                                       1,000     $        1,000
------------------------------------------------------------------------------------------------------
TXU Corp.                                                                     5,100            228,276
------------------------------------------------------------------------------------------------------
Ube Industries Ltd.                                                          91,000            268,284
------------------------------------------------------------------------------------------------------
Unibail                                                                       1,630            294,324
------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                     4,700            285,196
------------------------------------------------------------------------------------------------------
United Utilities plc                                                         22,370            267,980
------------------------------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund                                            34,700          1,071,189
------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                           4,800            286,944
------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                    935             31,846
------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 16                                              2,251                 11
------------------------------------------------------------------------------------------------------
Volkswagen AG, Preference                                                     5,206            284,280
------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                       6,400            272,768
------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 16                                             38,252             72,059
------------------------------------------------------------------------------------------------------
WRC Media Corp. 4,16                                                          1,082                 11
------------------------------------------------------------------------------------------------------
XO Holdings, Inc. 16                                                          1,477              5,834
                                                                                        --------------
Total Common Stocks (Cost $30,029,246)                                                      33,858,430

                                                                              Units
------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 16                                          250                 --
------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 4,16                                          400                 --
------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 4,16                               100                 --
------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 4,16                                       530                 --
------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 4,16                                                             1,509                  8
Exp. 5/16/06 4,16                                                                 2                 --
------------------------------------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts., Exp. 1/31/08 4,16                      2,135                 --
------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 4,16                                              300                 --
------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 2,16                       200                 --
------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 4,16                                            450                 --
------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 16                                   5,710              1,770
------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp. 6/1/06 4,16                                        300                  3
------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 4,16                             1,174                 --
------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp.
4/15/20 4,16                                                                  2,300             78,200
------------------------------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 16                              175                122
------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
Series A Wts., Exp. 1/16/10 16                                                2,962              1,333
Series B Wts., Exp. 1/16/10 16                                                2,222                689
Series C Wts., Exp. 1/16/10 16                                                2,222                556
                                                                                        --------------
Total Rights, Warrants and Certificates (Cost $32,675)                                          82,681


29                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--13.8%
------------------------------------------------------------------------------------------------------
Aiolos Ltd. Catastrophe Linked Nts., 7.188%, 4/8/09 1,4 [EUR]               800,000     $      967,546
------------------------------------------------------------------------------------------------------
Aon Capital Markets/Helix 04 Ltd. Catastrophe Linked Nts.,
10.379%, 6/30/09 1                                                          600,000            595,728
------------------------------------------------------------------------------------------------------
Arbor I Ltd. Catastrophe Linked Nts., 20.41%, 6/15/06 1,4                   100,000            100,315
------------------------------------------------------------------------------------------------------
Atlantic & Western Re Ltd. Catastrophe Linked Nts., Series B,
14.72%, 11/15/10 1                                                        1,050,000          1,022,333
------------------------------------------------------------------------------------------------------
Barclays Capital, Russia (Government of) Credit Linked Nts.,
5.16%, 8/18/08 8  [RUR]                                                 270,000,000          8,464,726
------------------------------------------------------------------------------------------------------
Cascadia Ltd., 7.985% Nts., 6/13/08 1,2                                     500,000            502,260
------------------------------------------------------------------------------------------------------
Champlain Ltd. Catastrophe Linked Nts., Series A, 17.296%,
1/7/09 1                                                                    940,000            938,073
------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Argentina (Republic of) Credit Linked Nts., 4%, 5/22/08 [ARP]               840,000            727,559
Argentina (Republic of) Unsec. Credit Linked Nts., 4%,
4/16/10 17 [ARP]                                                          3,424,688          2,221,587
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%,
1/5/10 [BRR]                                                              2,927,000          1,211,824
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%,
1/5/10 [BRR]                                                              4,619,000          1,912,339
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 14.81%,
1/5/10 8 [BRR]                                                            2,480,096            681,098
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.43%,
1/2/09 8 [BRR]                                                            2,231,957            706,573
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.73%,
1/3/08 8 [BRR]                                                            1,948,615            708,984
Colombia (Republic of) Credit Linked Bonds, 11%, 7/24/20 [COP]        1,060,000,000            594,351
Colombia (Republic of) Credit Linked Nts., Series II, 15%,
4/27/12 [COP]                                                           552,359,546            361,222
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 3/15/07
(linked to Colombian Treasury Bills) [COP]                            3,860,150,000          2,084,870
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12 [COP]                                                         1,800,000,000          1,177,133
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12 [COP]                                                         1,200,000,000            784,755
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12 [COP]                                                         1,034,000,000            676,197
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12 [COP]                                                           927,000,000            606,223
Dominican Republic Credit Linked Bonds, 14.40%, 9/5/06 (linked to
Dominican Republic Treasury Bills) 8  [DOP]                              79,000,000          2,296,145
Dominican Republic Credit Linked Nts., 14.11%, 7/10/06 (linked to
Dominican Republic Treasury Bills) 8  [DOP]                              23,200,000            689,828
Dominican Republic Credit Linked Nts., 15.64%, 5/2/06 (linked to
Dominican Republic Treasury Bills) 8  [DOP]                              19,490,000            595,630
Dominican Republic Credit Linked Nts., 16.50%, 3/12/07 (linked to
Dominican Republic Treasury Bills) [DOP]                                 26,500,000            705,530
Dominican Republic Credit Linked Nts., 17%, 3/12/07 [DOP]                21,900,000            686,261
Dominican Republic Credit Linked Nts., 17.01%, 11/6/06 (linked to
Dominican Republic Treasury Bills) 8  [DOP]                              59,600,000          1,685,595
Dominican Republic Unsec. Credit Linked Nts., 14.67%, 5/15/06
(linked to Dominican Republic Treasury Bills) 8  [DOP]                   16,070,000            488,478
Dominican Republic Unsec. Credit Linked Nts., 16.18%, 4/24/06
(linked to Dominican Republic Treasury Bills) 8  [DOP]                    6,560,000            201,042
Egypt (The Arab Republic of) Credit Linked Nts., 7.91%, 8/1/06
(linked to Egyptian Treasury Bills) 8  [EGP]                              5,990,000          1,012,344
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.21%,
9/19/06 (linked to Egyptian Treasury Bills) 8  [EGP]                      5,000,000            835,302
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.50%,
2/16/08 (linked to Egyptian Treasury Bills) [EGP]                         4,450,000            782,058


30                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.50%,
8/17/06 (linked to Egyptian Treasury Bills) [EGP]                         6,000,000     $    1,010,735
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%,
3/1/11 [NGN]                                                            347,000,000          2,752,713
Nigeria (Federal Republic of) Credit Linked Nts., Series II,
14.50%, 4/4/11 5  [NGN]                                                 265,000,000          2,096,871
Russian Federation Credit Linked Nts., 5.315%, 1/20/11                   10,000,000         10,134,900
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10 [UAH]             880,000            195,561
Zambia (Republic of) Credit Linked Nts., 11%, 2/21/07 (linked to
Zambian Treasury Bills) [ZMK]                                         3,160,000,000            866,188
Zambia (Republic of) Credit Linked Nts., Series II, 11%, 2/21/07
(linked to Zambian Treasury Bills) [ZMK]                              1,290,000,000            353,602
------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (Cayman), Turkey (Republic of)
Credit Linked Nts., Series EMG 7, 15%, 2/10/10 [TRY]                      3,014,000          2,434,514
------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
EESRRU Total Return Linked Nts., 8.25%, 6/22/10 [RUR]                    93,500,000          3,472,612
OAO Gazprom Credit Linked Nts., 8.11%, 1/21/07 [RUR]                     28,065,000          1,043,242
South African Rand Interest Bearing Linked Nts., Series FBi 43,
4.465%, 5/23/22 1                                                           825,000            811,223
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%,
12/30/09 [UAH]                                                            2,195,000            490,815
------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Turkey (Republic of) Credit Linked Nts., 20%, 10/18/07                      352,000            412,868
Turkey (Republic of) Credit Linked Nts., Series EM 880, 20%,
10/18/07                                                                  1,190,000          1,537,849
Turkey (Republic of) Credit Linked Nts., Series EMG 19, 16.90%,
7/5/06 8  [TRY]                                                           1,440,000          1,036,896
Turkey (Republic of) Credit Linked Nts., Series EMG 4, 17.20%,
7/6/06 8  [TRY]                                                           1,909,191          1,374,745
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]          5,650,000          1,263,374
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%,
12/30/09 [UAH]                                                              661,000            147,804
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%,
12/30/09 [UAH]                                                            4,170,000            932,437
------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 10.10%, 12/21/11 [ARP]        2,990,000          2,362,888
Brazil Real Credit Linked Nts., 13.88%, 3/3/10 8 [BRR]                    4,580,760          1,478,163
Brazil Real Credit Linked Nts., 6%, 8/18/10 [BRR]                         2,065,000          1,342,648
Campania Total Return Linked Nts., 3.207%, 7/30/10 1 [EUR]                5,200,000          6,345,137
Campania Total Return Linked Nts., 3.207%, 7/30/10 1 [EUR]                5,050,000          6,098,457
Egypt (The Arab Republic of) Credit Linked Nts., 10.132%, 5/23/06
(linked to Egyptian Treasury Bills) [EGP]                                 4,035,000            692,075
Egypt (The Arab Republic of) Total Return Linked Nts., 8.78%,
12/12/06 (linked to Egyptian Treasury Bills) 8  [EGP]                     8,170,000          1,339,610
European Investment Bank, Russian Federation Credit Linked Nts.,
5.50%, 1/19/10 8                                                            705,000            590,614
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I,
7.25%, 3/24/09 [KZT]                                                    258,990,000          2,026,942
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                  820,000            720,616
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%,
6/15/13                                                                     873,600          1,001,932
Moscow (City of) Credit Linked Nts., 10%, 4/2/10 [RUR]                   17,056,500            689,246
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%,
2/27/09 [NGN]                                                            67,900,000            556,340
Nigeria (Federal Republic of) Credit Linked Nts., 15%,
1/30/09 [NGN]                                                            91,000,000            796,738
OAO Gazprom I Credit Nts., 8.36%, 10/20/07                                  790,000            860,612
OAO Gazprom II Credit Nts., 8.11%, 4/20/07                                  790,000            845,659


31                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
Peru (Republic of) Credit Linked Nts., 6.211%, 2/20/11 1            $       875,000     $      849,565
Romania (The State of) Credit Linked Nts., 11.49%, 12/7/06 [RON]            788,640            288,005
Russian Federation Credit Linked Nts., 0%, 12/2/09 8 [RUR]               19,221,000            740,943
Turkey (Republic of) Credit Linked Nts., Series II, 15%,
2/10/10 [TRY]                                                             2,515,000          2,029,958
Turkish Lira Credit Linked Nts., 20%, 10/19/07 [TRY]                      1,240,000          1,092,196
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10              885,000            889,868
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 2/25/11            885,000            889,868
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/25/11              885,000            889,868
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/27/12            885,000            889,868
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/28/12              885,000            889,868
Ukraine (Republic of) Credit Linked Nts., 11.70%, 5/31/06 [UAH]           1,727,000            346,709
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]            269,000             59,811
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]            955,000            212,341
Ukraine (Republic of) Credit Linked Nts., 5.592%, 5/16/07 [UAH]           2,390,000            464,742
Ukraine (Republic of) Credit Linked Nts., Series A, 5.592%,
5/16/07 [UAH]                                                             2,390,000            464,742
Videocon International Ltd. Credit Linked Nts., 7.21%, 12/29/09           1,630,000          1,625,273
Volga Investments Ltd. Credit Linked Nts., Series III, 6.01%,
4/2/08                                                                   10,000,000         10,040,000
------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)/Residential Reinsurance Ltd.
Catastrophe Linked Nts., Series B, 13.27%, 6/6/08 1,4                       800,000            752,000
------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series
725, 11.89%, 12/30/09 4  [UAH]                                            4,689,000          1,032,946
------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Argentina (Republic of) Credit Linked Nts., 10.06%,
12/19/11 4 [ARP]                                                          4,355,000          3,544,493
Brazil (Federal Republic of) Credit Linked Nts., 12.08%,
1/2/15 8 [BRR]                                                            3,693,700            544,679
Brazil (Federal Republic of) Credit Linked Nts., 15.33%,
1/2/15 8 [BRR]                                                           10,948,600          1,614,499
Brazil (Federal Republic of) Credit Linked Nts., 2.68%,
6/1/13 8 [BRR]                                                            5,490,000            977,778
Brazil (Federal Republic of) Credit Linked Nts., 2.73%,
11/30/12 8 [ARP]                                                          4,550,000          1,034,557
Brazil (Federal Republic of) Credit Linked Nts., 6%,
5/16/45 4 [BRR]                                                           5,855,000          3,411,307
Brazil (Federal Republic of) Credit Linked Nts., Series II,
13.55%, 1/2/15 8 [BRR]                                                    8,035,000          1,184,854
Brazil (Federal Republic of) Credit Linked Nts., Series III,
12.18%, 1/2/15 8 [BRR]                                                    8,500,000          1,253,424
Colombia (Republic of) Credit Linked Bonds, 10.19%,
1/5/16 8  [COP]                                                      20,100,000,000          3,635,083
Colombia (Republic of) Credit Linked Bonds, 13.50%, 8/3/20 [COP]     11,160,000,000          1,486,336
Peru (Republic of) Credit Linked Nts., 8.12%, 9/2/15 8 [PEN]              3,470,000            421,293
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10                 1,120,000          1,068,816
------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return Index
Securities, Series 2005-1, 7.651%, 6/15/15 4,13                           8,536,585          8,802,329
------------------------------------------------------------------------------------------------------
Lehman Brothers International:
Romania (The State of) Total Return Linked Nts., 7.90%, 2/9/10
(linked to Romanian Treasury Bills) [RON]                                   821,400            314,177
Turkey (Republic of) Total Return Linked Nts., 15%, 2/11/10
(linked to Turkish Treasury Bills) [TRY]                                  1,635,000          1,327,822
Turkey (Republic of) Total Return Linked Nts., 20%, 10/17/07
(linked to Turkish Treasury Bills)                                          410,938            528,507
------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Romania (The State of) Total Return Linked Nts., 6.50%, 3/10/10
(linked to Romanian Treasury Bills) [RON]                                 2,228,300            800,966


32                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
Romania (The State of) Total Return Linked Nts., 6.75%, 3/11/08
(linked to Romanian Treasury Bills) [RON]                                 2,600,000     $      942,511
Romania (The State of) Total Return Linked Nts., 7.25%, 4/18/10
(linked to Romanian Treasury Bills) [RON]                                   213,000             78,365
Romania (The State of) Total Return Linked Nts., 7.50%, 3/6/07
(linked to Romanian Treasury Bills) [RON]                                   354,000            131,025
Romania (The State of) Total Return Linked Nts., 7.75%, 4/18/08
(linked to Romanian Treasury Bills) [RON]                                   199,000             73,539
Romania (The State of) Total Return Linked Nts., 7.75%, 4/18/08
(linked to Romanian Treasury Bills) [RON]                                   512,000            189,206
Romania (The State of) Total Return Linked Nts., 7.90%, 2/12/08
(linked to Romanian Treasury Bills) [RON]                                 1,885,100            707,907
Turkey (Republic of) Total Return Linked Nts., 15%, 2/11/10 [TRY]         4,490,000          3,671,481
------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. International Ltd./Red Arrow International
Leasing plc, Total Return Linked Nts.:
Series A, 8.375%, 6/30/12 [RUR]                                          38,020,000          1,389,429
Series B, 11%, 6/30/12 [RUR]                                             28,520,000          1,056,151
------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Sr. Sub. Linked Nts., 15.45%,
1/2/14 4 [BRR]                                                            3,400,000          1,713,921
Philippines (Republic of) Credit Linked Nts., 8.619%, 9/20/15             1,230,000          1,322,004
Philippines (Republic of) Credit Linked Nts., 9.78%, 9/20/15             10,300,000         11,541,150
Philippines (Republic of) Credit Linked Nts., 7.97%, 6/20/16 1,2          1,360,000          1,364,896
United Mexican States Credit Linked Nts., 5.64%, 11/20/15                 2,000,000          1,980,600
Venezuela (Republic of) 10 yr. Credit Linked Nts., 7.85%, 11/20/15        1,885,000          2,072,181
Venezuela (Republic of) Credit Linked Nts., 6.49%, 5/20/10                1,480,000          1,526,916
Venezuela (Republic of) Credit Linked Nts., 7.382%, 5/20/10               1,900,000          2,109,380
------------------------------------------------------------------------------------------------------
Parametric RE Ltd. Catastrophe Linked Nts., 8.88%, 11/19/07 1,2             300,000            305,232
------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Foundation RE Ltd. Catastrophe
Linked Nts., 8.85%, 11/24/08 1,2                                            500,000            494,815
------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Oak Capital Ltd. Catastrophe
Linked Nts., 9.66%, 6/15/07 1,4                                             250,000            250,163
------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Pioneer 2002 Ltd. Sec. Catastrophe
Linked Nts.:
Series 2002, Cl. A-A, 10.91%, 6/15/06 1,2                                   250,000            252,065
Series 2002-1, Cl. E-A, 9.16%, 6/15/06 1                                    500,000            500,575
Series 2003-II, Cl. A-A, 10.91%, 6/15/06 1,4                                500,000            503,550
------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Redwood Capital V Catastrophe
Linked Nts., 8.70%, 1/9/07 1,2                                            1,250,000          1,226,388
------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Redwood Capital VI Catastrophe
Linked Nts., 8.60%, 1/9/07 1,2                                              250,000            243,970
------------------------------------------------------------------------------------------------------
UBS AG:
Israel (State of) Credit Linked Nts., 7.50%, 4/5/14 [ILS]                 4,792,700          1,170,204
OAO Gazprom III Credit Nts., 7.81%, 7/5/06                                1,980,000          2,029,453
Ukraine (Republic of) Credit Linked Nts., 8.40%, 2/10/16                  1,740,000          1,769,576
                                                                                        --------------
Total Structured Notes (Cost $187,561,193)                                                 194,156,679

                                                       Strike
                                           Date         Price             Contracts
------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.1%
------------------------------------------------------------------------------------------------------
Brazilian Real Put 4,16                  6/7/06          2.35BRR         13,870,000             60,189
------------------------------------------------------------------------------------------------------
Brazilian Real Put 16                    6/8/06          2.36BRR         13,950,000             44,260


33                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                       Strike
                                           Date         Price             Contracts         Value
------------------------------------------------------------------------------------------------------
Japanese Yen Put 4,16                   9/21/06           119JPY      6,757,000,000     $      584,818
Mexican Nuevo Peso Call 16             10/12/06         11.40MXN         12,312,000             15,617
Mexican Nuevo Peso Put 16              10/12/06         11.40MXN         12,312,000             48,498
                                                                                        --------------
Total Options Purchased (Cost $799,468)                                                        753,382

                                                                          Principal
                                                                             Amount
------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--12.3% 18
------------------------------------------------------------------------------------------------------
Undivided interest of 8.39% in joint repurchase agreement
(Principal Amount/Value $2,051,676,000, with a maturity value of
$2,052,457,347) with UBS Warburg LLC, 4.57%, dated 3/31/06, to be repurchased at $172,159,539 on 4/3/06, collateralized by Federal
National Mortgage Assn., 5%--6%, 3/1/34--3/1/36, with a value of
$2,098,378,320  (Cost $172,094,000)                                 $   172,094,000        172,094,000
------------------------------------------------------------------------------------------------------

Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $1,454,923,269)                            1,464,782,041
------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--1.2%
------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.2%
 Undivided interest of 1.76% in joint repurchase agreement
(Principal Amount/Value $1,000,000,000, with a maturity value of
$1,000,407,917) with Bank of America NA, 4.895%, dated 3/31/06, to be repurchased at $17,595,152 on 4/3/06, collateralized by
U.S. Agency Mortgages, 5.50%, 12/1/34, with a value
of $1,020,000,001 19 (Cost $17,587,978)                                  17,587,978         17,587,978

-------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,472,511,247)                             105.5%     1,482,370,019
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (5.5)       (77,819,247)
                                                                     ----------------------------------
Net Assets                                                                    100.0%    $1,404,550,802
                                                                     ==================================

Footnotes to Statements of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP        Argentine Peso
AUD        Australian Dollar
BRR        Brazilian Real
CAD        Canadian Dollar
COP        Colombian Peso
DEM        German Mark
DOP        Dominican Republic Peso
EGP        Egyptian Pounds
EUR        Euro
GBP        British Pound Sterling
ILS        Israeli Shekel
JPY        Japanese Yen
KZT        Kazakhstan Tenge
MXN        Mexican Nuevo Peso
MYR        Malaysian Ringgit
NGN        Nigeria Naira
PEN        Peruvian New Sol
PLZ        Polish Zloty
RON        New Romanian Leu


34                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

RUR        Russian Ruble
TRY        New Turkish Lira
UAH        Ukraine Hryvnia
ZAR        South African Rand
ZMK        Zambian Kwacha

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $140,202,883 or 9.98% of the Fund's net assets as of March 31, 2006.

3. Issue is in default. Non-income producing. See accompanying Notes.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2006 was $40,373,193, which represents 2.87% of the Fund's net assets, of which $107,887 is considered restricted. In addition, the Fund has restricted currency of $159,285, which represents 0.01% of the Fund's net assets. See accompanying Notes.

5. When-issued security or forward commitment to be delivered and settled after March 31, 2006. See accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $7,642,378 or 0.54% of the Fund's net assets as of March 31, 2006.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,614,204 or 0.11% of the Fund's net assets as of March 31, 2006.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. Partial or fully-loaned security. See accompanying Notes.

10. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $4,208,093. See accompanying Notes.

11. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:


                        CONTRACTS     EXPIRATION         EXERCISE          PREMIUM
                   SUBJECT TO PUT           DATE            PRICE         RECEIVED              VALUE
-----------------------------------------------------------------------------------------------------
Japanese Yen        6,757,000,000        9/21/06    $     124.000   $      141,679      $     152,573

12. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes.

13. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

14. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

15. Interest or dividend is paid-in-kind.

16. Non-income producing security.

17. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

18. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

19. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $1,472,831,724
Federal tax cost of other investments           (139,581,437)
                                              ---------------
Total federal tax cost                        $1,333,250,287
                                              ===============

Gross unrealized appreciation                 $   36,562,556
Gross unrealized depreciation                    (29,214,425)
                                              ---------------
Net unrealized appreciation                   $    7,348,131
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to


35                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures. As of March 31, 2006, the market value of these securities comprised 13.8% of the Fund's net assets and resulted in unrealized cumulative gains of $6,661,129.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2006, the Fund had purchased $92,031,558 of securities issued on a when-issued basis or forward commitment and sold $24,020,445 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2006, securities with an aggregate market value of $1,795,675, representing 0.13% of the Fund's net assets, were in default.

36                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of March 31, 2006, the Fund had outstanding foreign currency contracts as follows:

                                          EXPIRATION     CONTRACT AMOUNT     VALUATION AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                           DATES              (000S)      MARCH 31, 2006   APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso (ARP)                          5/3/06            17,000ARP        $ 5,513,443    $        --    $       667
Brazilian Real (BRR)                 4/28/06-2/21/07            72,330BRR         30,419,435      2,966,225         98,103
British Pound Sterling (GBP)                  9/5/06               750GBP          1,306,195             --            223


37                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

Canadian Dollar (CAD)                        4/28/06            13,060CAD         11,191,798             --        233,165
Chilean Peso (CLP)                    4/6/06-4/28/06         1,620,000CLP          3,072,456          8,652         31,212
Indian Rupee (INR)                            4/7/06           240,000INR          5,390,648             --         11,716
Japanese Yen (JPY)                    4/5/06-6/15/06         4,786,000JPY         40,891,566             --        535,769
Mexican Nuevo Peso (MXN)             4/17/06-4/25/06            87,240MXN          8,004,714         63,861        108,063
Norwegian Krone (NOK)                        6/14/06            76,170NOK         11,678,818        250,632             --
South Korean Won (KRW)                 5/2/06-6/5/06         6,733,000KRW          6,937,843          1,009          6,778
Swedish Krone (SEK)                          5/15/06            90,260SEK         11,629,535          9,359        111,275
Swiss Franc (CHF)                             6/9/06             2,950CHF          2,279,969         10,902             --
Thailand Baht (THB)                          4/17/06           158,000THB          4,064,012         59,044             --
Turkish Lira (TRY)                    4/17/06-2/1/08            23,164TRY         16,401,942      1,039,797         68,537
                                                                                                --------------------------
                                                                                                  4,409,481      1,205,508
                                                                                                --------------------------
CONTRACTS TO SELL
Brazilian Real (BRR)                          4/3/06             3,903BRR          1,802,014             --         45,660
British Pound Sterling (GBP)          6/15/06-8/7/06            10,500GBP         18,264,323         35,485         91,743
Canadian Dollar (CAD)                        8/17/06               355CAD            305,195          2,538             --
Chinese Renminbi (Yuan) (CNY)                4/17/06            43,000CNY          5,371,450             --          3,831
Czech Koruna (CZK)                            5/3/06           130,000CZK          5,548,743             --         44,023
Euro (EUR)                             5/3/06-9/6/06            26,890EUR         32,785,417         60,977        106,663
Japanese Yen (JPY)                    4/17/06-9/5/06         2,776,000JPY         23,878,531        253,725          5,453
Peruvian New Sol (PEN)                        5/4/06             8,370PEN          2,479,841             --          4,243
Swiss Franc (CHF)                            4/18/06             7,100CHF          5,456,229         39,914             --
Taiwan Dollar (TWD)                          4/17/06           170,000TWD          5,247,319         17,958             --
South African Rand (ZAR)             4/11/06-4/12/06            26,820ZAR          4,346,848         31,362             --
                                                                                                --------------------------
                                                                                                    441,959        301,616
                                                                                                --------------------------
Total unrealized appreciation and depreciation                                                  $ 4,851,440    $ 1,507,124
                                                                                                ==========================

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.


38                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2006, the Fund had outstanding futures contracts as follows:

                                                                                                        UNREALIZED
                                                      EXPIRATION   NUMBER OF      VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                                       DATES   CONTRACTS       MARCH 31, 2006    (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
DAX Index                                                6/16/06          13          $  2,363,712          24,916
FTSE 100 Index                                           6/16/06          19             1,970,742          (5,451)
Hang Seng Stock Index                                    4/27/06          13             1,324,520          (4,530)
Japan (Government of) Bonds, 10 yr.                       6/9/06          33            37,418,692        (375,911)
Japan (Government of) Mini Bonds, 10 yr.                  6/8/06          23             2,604,061         (28,138)
MSCI Taiwan Index                                        4/27/06          48             1,341,120          16,410
NASDAQ 100 Index E-Mini                                  6/16/06         133             4,575,200          31,748
Nikkei 225 Index                                          6/8/06           3               433,815          33,663
Standard & Poor's ASX 200 Index                          6/15/06          15             1,379,632          52,809
Standard & Poor's/MIB Index, 10 yr.                      6/16/06           6             1,356,977         (25,736)
U.S. Long Bonds                                          6/21/06         282            30,782,063        (949,734)
U.S. Treasury Nts., 2 yr.                                6/30/06         111            22,628,391         (46,433)
U.S. Treasury Nts., 10 yr.                               6/21/06         157            16,703,328        (166,394)
United Kingdom Long Gilt                                 6/28/06           4               775,926          (3,981)
                                                                                                        -----------
                                                                                                        (1,446,762)
                                                                                                        -----------
CONTRACTS TO SELL
CAC-40 10 Index                                          4/21/06          69             4,363,193         (64,936)
DAX Index                                                6/16/06          24             4,363,775         (46,584)
Euro-Bundesobligation, 10 yr.                             6/8/06          25             3,549,832          41,099
FTSE 100 Index                                           6/16/06          46             4,771,270           9,329
Nikkei 225 Index                                          6/8/06          35             5,061,172        (404,610)
Standard & Poor's 500 E-Mini                             6/16/06         403            26,261,495        (275,578)
Standard & Poor's/Toronto Stock Exchange 60 Index        6/15/06          12             1,408,743         (20,801)
U.S. Long Bonds                                          6/21/06         213            23,250,281         502,414
U.S. Treasury Nts., 2 yr.                                6/30/06         238            48,518,531          83,884


39                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

U.S. Treasury Nts., 5 yr.                                6/30/06       1,023           106,839,563         810,508
U.S. Treasury Nts., 10 yr.                               6/21/06         377            40,109,266         111,528
                                                                                                        -----------
                                                                                                           746,253
                                                                                                        -----------
                                                                                                        $ (700,509)
                                                                                                        ===========

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended March 31, 2006 was as follows:

                                                              PUT
                                                            OPTIONS
                                      -------------------------------
                                          NUMBER OF        AMOUNT OF
                                          CONTRACTS         PREMIUMS
---------------------------------------------------------------------
Options outstanding as of
December 31, 2005                                 --      $        --
Options written                        6,757,000,000          141,679
                                      -------------------------------
Options outstanding as of
March 31, 2006                         6,757,000,000      $   141,679
                                      ===============================

CREDIT DEFAULT SWAP CONTRACTS

The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the counterparty fails to meet its obligations).

As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. The Fund also records an increase or decrease to unrealized gain (loss) in an amount equal to the daily valuation. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that


40                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain.

Information regarding such credit default swaps as of March 31, 2006 is as follows:

                                                                             NOTIONAL           ANNUAL
                                                                               AMOUNT         INTEREST
                                                                      RECEIVED BY THE        RATE PAID         UNREALIZED
                                                                            FUND UPON           BY THE       APPRECIATION
COUNTERPARTY                   REFERENCED DEBT OBLIGATION                CREDIT EVENT             FUND      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
Limited London, UK:
                               Mexican Government Bond                $     2,380,000            0.648%       $    (1,194)
                               Republic of Hungary 4.50% Bond               2,300,000            0.400             34,811
--------------------------------------------------------------------------------------------------------------------------
Deutsche Bank:
                               Colombian Government Bond                    4,800,000            1.320              7,936
                               Philippine Government Bond                   2,000,000            3.690           (100,477)
--------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase New
York, NY:
                               Kingdom of Jordan 6% Step-up Bond              250,000            2.000             (1,822)
                               Russian Federation 2.50% Step-up Bond          730,000            2.400            (82,826)
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:
                               General Motors 7.125% Bond                     700,000            5.450              3,640
                               General Motors 7.125% Bond                   1,300,000            4.400             11,700
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                               Indonesian Government Bond                   1,600,000            1.680             (1,782)
                               Mexican Government Bond                      4,290,000            0.648              3,691
                               Philippine Government Bond                   3,345,000            2.980            (52,296)
                               Republic of Colombia 10.375% Bond            1,080,000            3.700           (129,420)
                               Ukrainian Government Bond                    1,165,000            1.770             (5,345)
                               Ukrainian Government Bond                      346,000            1.650             (2,043)
--------------------------------------------------------------------------------------------------------------------------
UBS AG, London
Branch:
                               Federal Republic of Brazil 12.25%
                               Bond                                           900,000            4.500           (116,967)
                               Ukrainian Government Bond                    1,600,000            1.840             (2,106)
                                                                                                              -----------
                                                                                                              $  (434,500)
                                                                                                              ===========

As a seller of a credit default swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. The Fund also records an increase or decrease to unrealized gain (loss) in an amount equal to the daily valuation. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss.


41                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

Information regarding such credit default swaps as of March 31, 2006 is as follows:

                                                               NOTIONAL AMOUNT           ANNUAL
                                                              PAID BY THE FUND    INTEREST RATE       UNREALIZED
                                                                   UPON CREDIT      RECEIVED BY     APPRECIATION
COUNTERPARTY                   REFERENCED DEBT OBLIGATION                EVENT         THE FUND    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
Limited London, UK             Russian Government Bond              $2,380,000            0.648%       $  10,759
-----------------------------------------------------------------------------------------------------------------
Deutsche Bank:
                               Peruvian Government Bond              4,800,000            1.820          (64,250)
                               Ukrainian Government Bond             1,600,000            1.880           (8,462)
-----------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:
                               General Motors 7.125% Bond              700,000            9.800          (24,255)
                               General Motors 7.125% Bond            1,300,000            5.550         (193,375)
-----------------------------------------------------------------------------------------------------------------
UBS AG, London Branch          Indonesian Government Bond            1,600,000            1.670           (3,518)
                                                                                                       ----------
                                                                                                       $(283,101)
                                                                                                       ==========

INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other nonspeculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss) on the notional amount of the Swap in an amount equal to the daily change in such valuation. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss).

Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of March 31, 2006, the Fund had entered into the following interest rate swap agreements:


                                                      RATE             RATE
                                                   PAID BY      RECEIVED BY                                     UNREALIZED
          SWAP         NOTIONAL                THE FUND AT      THE FUND AT     FLOATING     TERMINATION      APPRECIATION
  COUNTERPARTY           AMOUNT             MARCH 31, 2006   MARCH 31, 2006   RATE INDEX        DATES       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
                    1,350,000,000 KRW                4.260%           4.900%  KWCDC             2/13/11          $ (3,275)
                    2,026,000,000 KRW                4.160            4.990   KWCDC              2/1/11             4,577
                                                                              Six-Month
                        1,260,000 PLZ                4.140            5.520   WIBO              3/24/10            12,073
                                                                              Six-Month
                        2,016,000 PLZ                4.130            5.550   WIBO              3/24/10            19,957
-------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International
                                                                              28-Day
                        9,530,000 MXN                7.570           10.000   MXN TIIE           7/9/15            36,806
-------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch)


42                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          Six-Month
                              3,640,000  PLZ     4.600       4.480        WIBO           7/1/10         14,796
---------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                          1,716,000,000  KRW     4.260        4.86        KWCDC          3/2/11         (8,302)

                                                                          Six-Month
                                930,000         (3.660)      5.380        LIBOR         6/23/15         93,274
---------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, 5 yr.:
                                                                          90-Day
                             55,240,000  TWD     2.585       1.530        CPTW          8/19/09        (36,932)
                             74,350,000  INR     4.880       6.060        IRS           1/15/09         78,358
---------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, 10 yr.
                                                                          Three-
                                                                          Month
                                                                          BBA
                             10,000,000          4.740       5.320        LIBOR         5/12/14        112,047
---------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets LP:
                             15,887,992  BRR    14.400      17.180        BZDI           1/2/08        243,759
                              1,682,090  BRR    21.880      17.772        BZDI           1/2/07          7,065
                              2,744,000  BRR    18.190      18.160        BZDI           1/2/08         72,886
                              4,710,000  MXN     7.695      10.000        MXN TIIE      6/24/15         19,855
                              9,160,000  MXN     8.065      10.220        MXN TIIE      1/30/15         50,767
                              7,875,000  MXN     7.650      10.430        MXN TIIE      5/29/15         53,097
                              7,875,000  MXN     7.635      10.300        MXN TIIE       6/1/15         46,928
                              7,990,000  MXN     7.625      10.290        MXN TIIE      6/14/15         46,969
---------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):
                              3,307,000  BRR    16.210      18.000        BZDI           1/2/07         22,827
                              1,314,230  BRR    22.040      17.170        BZDI           1/2/08         16,668
                              1,606,280  BRR    22.040      17.170        BZDI           1/2/08         20,372
                              9,100,000  MXN     7.850      10.700        MXN TIIE       5/8/15         75,225
                              6,090,000  MXN     8.650       9.410        MXN TIIE      8/31/20         (3,352)
                             12,220,000  MXN     8.075       9.500        MXN TIIE      8/28/25         (2,668)
                             18,300,000  MXN     7.743       9.510        MXN TIIE      8/26/25         (4,506)
                             11,510,000  MXN     7.743       9.740        MXN TIIE       1/5/10         39,171
                             37,300,000  MXN     7.650       8.700        MXN TIIE       2/5/16       (143,671)
                             23,010,000  MXN     7.570       9.840        MXN TIIE     12/31/09         85,834
                              4,100,000  MXN     7.670      10.850        MXN TIIE       3/5/15         37,557
---------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
                                                                          Six-Month
                            245,400,000  HUF     6.280       7.000        LIBOR flat    7/14/08         37,511

                                                                          28-Day
                             14,620,000  MXN     7.743      10.880        MXN TIIE     11/16/14        130,106
                              9,700,000  MXN     7.735       9.760        MXN TIIE      8/17/15         23,639

                                                                          Three-
                                                                          Month
                            100,000,000          4.820       4.430        LIBOR          9/1/10     (3,435,452)


43                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                    Three-
                                                                    Month
                                                                    BBA
                              1,820,000          4.660     4.940    LIBOR           4/30/14        (26,547)
-----------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank, 10 yr.:
                                                                    Three-
                                                                    Month
                                                                    BBA
                             35,000,000          4.710     4.985    LIBOR            5/6/14       (411,246)
-----------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
                                                                    28-Day
                              9,440,000  MXN     7.570     9.990    MXN TIIE        7/19/15         38,607

                                                                    Six-Month
                              4,680,000  PLZ     4.600     4.530    WIBO             7/5/10        (11,881)
-----------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
                              1,760,273  BRR    18.680    16.880    BZDI             1/2/08         15,266
                              3,540,000  BRR    13.260    17.590    BZDI             1/2/07         20,473

                                                                    Six-Month
                                                                    BBA
                            178,000,000  JPY     1.522     0.079    LIBOR           10/5/13         42,934

                                                                    Six-Month
                                                                    BBA
                            603,000,000  JPY     0.079     0.670    LIBOR           10/5/08        (53,094)

                                                                    Three-
                                                                    Month
                              4,940,000  ZAR     7.100     8.140    JIBA            5/18/10         19,023
-----------------------------------------------------------------------------------------------------------
UBS AG:
                                                                    Six-Month
                             67,760,000  NOK     4.220     3.345    LIBOR            2/6/12        103,197
                                                                                              -------------
                                                                                              $ (2,499,302)
                                                                                              =============

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies:

BRR               Brazilian Real
HUF               Hungarian Forint
INR               Indian Rupee
JPY               Japanese Yen
KRW               South Korean Won
MXN               Mexican Nuevo Peso
NOK               Norwegian Krone
PLZ               Polish Zloty
TWD               New Taiwan Dollar
ZAR               South African Rand

Index abbreviations are as follows:

BBA LIBOR         British Bankers' Association London-Interbank Offered Rate
BZDI              Brazil Cetip Interbank Deposit Rate


44                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

CPTW              Bloomberg Taiwan Secondary Commercial Papers
IRS               India Swap Composites
JIBA              South Africa Johannesburg Interbank Agreed Rate
KWCDC             South Korean Won
LIBOR             London-Interbank Offered Rate
MXN TIIE          Mexican Peso-Interbank Equilibrium Interest Rate
WIBO              Poland Warsaw Interbank Offer Bid Rate

TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the valuation of such contracts, as well as the amount due to (owed by) the Fund at termination or settlement is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain
(loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of March 31, 2006, the Fund had entered into the following total return swap agreements:

SWAP                                                                                       NOTIONAL    TERMINATION      UNREALIZED
COUNTERPARTY                         SWAP DESCRIPTION                                        AMOUNT          DATES    APPRECIATION
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG                     Six-Month BBA LIBOR                                $ 1,620,000        5/13/15   $     219,519
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):
                                     Six-Month BBA LIBOR                                    920,000        1/14/15         127,034
                                     Six-Month BBA LIBOR                                    920,000        1/20/15         129,627
                                     Received or paid monthly. If the sum of the
                                     Lehman Brothers CMBS Index Payer Payment
                                     Amount and the Floating Rate Payer Payment
                                     Amount is positive, the Counterparty will
                                     pay such amount to the Fund. If the sums
                                     are negative, then the Fund shall pay the
                                     absolute value of such amount to the
                                     Counterparty.                                        4,550,000         6/1/06          10,557
                                                                                                                     -------------
                                                                                                                     $     486,737
                                                                                                                     =============
Abbreviations are as follows:
BBA LIBOR             British Bankers' Association London-Interbank Offered Rate
CMBS                  Commercial Mortgage Backed Securities


SWAPTION TRANSACTIONS

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.


45                       |                    Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006/Unaudited
--------------------------------------------------------------------------------

Written swaption activity for the six months ended March 31, 2006 was as follows:

                                                      CALL SWAPTIONS
                                    --------------------------------
                                        NOTIONAL           AMOUNT OF
                                          AMOUNT            PREMIUMS
--------------------------------------------------------------------
Swaptions outstanding as of
December 31, 2005                   $ 9,000,000           $  36,900
Swaptions closed or expired          (9,000,000)            (36,900)
                                    --------------------------------
Swaptions outstanding as of
March 31, 2006                      $        --           $      --
                                    ================================

ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of March 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities and currency is as follows:

                                                                       UNREALIZED
                     ACQUISITION                VALUATION AS OF      APPRECIATION
SECURITY                   DATES        COST     MARCH 31, 2006    (DEPRECIATION)
---------------------------------------------------------------------------------
Huntsman Corp.           7/15/04   $  39,675         $  107,645      $    67,970
Prandium, Inc.   3/19/99-9/25/02     284,000                242         (283,758)
                                   ----------------------------------------------
                                     323,675            107,887         (215,788)
                                   ----------------------------------------------
CURRENCY
Argentine Peso   2/21/06-3/28/06     159,950            159,285             (664)
                                   ----------------------------------------------
                                   $ 483,625         $  267,172      $  (216,452)
                                   ==============================================

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2006, the Fund had on loan securities valued at $78,752,741. Collateral of $80,410,306 was received for the loans, of which $17,587,978 was received in cash and subsequently invested in approved instruments.


46                       |                    Oppenheimer Strategic Bond Fund/VA



Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------


                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.5%
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.4%
----------------------------------------------------------------------------------------------------------------------------
MEDIA--8.4%
Comcast Corp., Cl. A Special, Non-Vtg. 1                                                       2,400        $        62,688
----------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                                                 2,213                 45,300
----------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                               5,043                 99,599
----------------------------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                                          870                 14,451
                                                                                                            ----------------
                                                                                                                    222,038
CONSUMER STAPLES--6.5%
----------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.5%
Diageo plc, Sponsored ADR                                                                        200                 12,686
----------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.4%
ConAgra Foods, Inc.                                                                            1,800                 38,628
----------------------------------------------------------------------------------------------------------------------------
TOBACCO--4.6%
Altria Group, Inc.                                                                             1,710                121,171
ENERGY--11.0%
----------------------------------------------------------------------------------------------------------------------------
OIL & GAS--11.0%
BP plc, ADR                                                                                    1,515                104,444
----------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                              1,890                115,025
----------------------------------------------------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                                                                   535                 70,476
                                                                                                            ----------------
                                                                                                                    289,945
FINANCIALS--30.7%
----------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--5.2%
UBS AG                                                                                         1,260                138,562
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--10.1%
Bank of America Corp.                                                                            888                 40,440
----------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                                 1,885                105,654
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                              1,895                121,034
                                                                                                            ----------------
                                                                                                                    267,128
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.8%
Bear Stearns Cos., Inc. (The)                                                                    200                 27,740
----------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                      645                 51,935
----------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                2,650                125,160
                                                                                                            ----------------
                                                                                                                    204,835
----------------------------------------------------------------------------------------------------------------------------
INSURANCE--4.3%
Everest Re Group Ltd.                                                                            170                 15,873
----------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                                1,970                 65,857
----------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                            1,060                 30,846
                                                                                                            ----------------
                                                                                                                    112,576
----------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--3.3%
Countrywide Financial Corp.                                                                    1,090                 40,003
----------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                      780                 47,580
                                                                                                            ----------------
                                                                                                                     87,583
HEALTH CARE--6.1%
----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--6.1%
Pfizer, Inc.                                                                                   3,520                 87,718
----------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                                         1,520                 72,124
                                                                                                            ----------------
                                                                                                                    159,842


1                        |                             Oppenheimer Value Fund/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
INDUSTRIALS--9.2%
----------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--7.0%
Honeywell International, Inc.                                                                    755        $        32,291
----------------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                                     110                  5,042
----------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                      2,530                146,664
                                                                                                            ----------------
                                                                                                                    183,997
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.2%
Cendant Corp.                                                                                  3,370                 58,470
INFORMATION TECHNOLOGY--14.4%
----------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.2%
Hutchinson Technology, Inc. 1                                                                  1,000                 30,170
----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.7%
ATI Technologies, Inc. 1                                                                       1,120                 19,242
----------------------------------------------------------------------------------------------------------------------------
SOFTWARE--12.5%
Compuware Corp. 1                                                                              6,600                 51,678
----------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                3,550                 96,596
----------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                                 4,730                 36,326
----------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                               3,760                 84,036
----------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                                          3,290                 61,391
                                                                                                            ----------------
                                                                                                                    330,027
MATERIALS--3.8%
----------------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.8%
Dow Chemical Co. (The)                                                                           600                 24,360
----------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                    910                 50,187
                                                                                                            ----------------
                                                                                                                     74,547
----------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.0%
Phelps Dodge Corp.                                                                               330                 26,575
TELECOMMUNICATION SERVICES--1.9%
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.9%
IDT Corp., Cl. B 1                                                                             1,980                 21,919
----------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                            1,080                 27,907
                                                                                                            ----------------
                                                                                                                     49,826
UTILITIES--6.5%
----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--5.6%
AES Corp. (The) 1                                                                              3,790                 64,657
----------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. 1                                                                             1,990                 25,771
----------------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                                       830                 32,287
----------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                                         2,290                 24,228
                                                                                                            ----------------
                                                                                                                    146,943
----------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.9%
Sempra Energy                                                                                    520                 24,159
                                                                                                            ----------------
Total Common Stocks (Cost $2,212,417)                                                                             2,598,950


2                        |                             Oppenheimer Value Fund/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.3%
----------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.002% in joint repurchase agreement (Principal Amount/Value
$2,051,676,000, with a maturity value of $2,052,457,347) with UBS Warburg LLC,
4.57%, dated 3/31/06, to be repurchased at $36,014 on 4/3/06, collateralized by
Federal National Mortgage Assn., 5%--6%, 3/1/34--3/1/36, with a value of
$2,098,378,320 (Cost $36,000)                                                        $        36,000        $        36,000
----------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $2,248,417)                                                   99.8%             2,634,950
----------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                  0.2                  4,344
                                                                                     ---------------------------------------
Net Assets                                                                                     100.0%       $     2,639,294
                                                                                     =======================================

Footnote to Statement of Investments

1. Non-income producing security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $        2,248,417
                                              ==================

Gross unrealized appreciation                 $          408,110
Gross unrealized depreciation                            (21,577)
                                              ------------------
Net unrealized appreciation                   $          386,533
                                              ==================

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


3                        |                             Oppenheimer Value Fund/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


4                        |                             Oppenheimer Value Fund/VA



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Variable Account Funds

By:
        /s/ John V. Murphy
____________________________
    John V. Murphy
    Principal Executive Officer
Date: May 15, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
        /s/ John V.Murphy
 _____________________________
    John V. Murphy
    Principal Executive Officer
Date: May 15, 2006

By:
        /s/ Brian W. Wixted
 _____________________________
    Brian W. Wixted
    Principal Financial Officer
Date: May 15, 2006